    As filed with the Securities and Exchange Commission on April 10, 2014



                                                            File Nos. 333-125756

                                                                       811-03365


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.                         []



                        Post-Effective Amendment No. 9                       [x]



                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 507                             [x]



                        (Check Appropriate Box or Boxes)



                    MetLife Investors USA Separate Account A

                           (Exact Name of Registrant)



                    MetLife Investors USA Insurance Company

                              (Name of Depositor)


                        11225 North Community House Road

                              Charlotte, NC 28277



        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code

                                 (800) 989-3752


                    (Name and Address of Agent for Service)

                              Eric T. Steigerwalt

                                   President

                    MetLife Investors USA Insurance Company


                        11225 North Community House Road

                              Charlotte, NC 28277


                                  COPIES TO:
                                W. Thomas Conner

                                 Reed Smith LLP

                              1301 K Street, N.W.

                            Suite 1100 - East Tower

                          Washington, D.C. 20005-3373


                 (Approximate Date of Proposed Public Offering)


It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.


[x]    on April 28, 2014 pursuant to paragraph (b) of Rule 485.


[]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[]     on (date) pursuant to paragraph (a)(1) of Rule 485.


[]     If appropriate, check the following box:


[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered: Individual Variable Annuity Contracts

                         THE VARIABLE ANNUITY CONTRACT

                                  ISSUED BY


                     METLIFE INVESTORS USA INSURANCE COMPANY


                                     AND


                    METLIFE INVESTORS USA SEPARATE ACCOUNT A


                                PRIMELITE III



                                                                  APRIL 28, 2014




This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Investors USA Insurance Company (MetLife Investors USA or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.




The annuity contract has 34 investment choices - a Fixed Account that offers an interest rate guaranteed by us, and 33 Investment Portfolios listed below. You can put your money in the Fixed Account and/or any of these Investment Portfolios.






AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II):


     Invesco V.I. Equity and Income Fund




AMERICAN FUNDS INSURANCE SERIES (Reg. TM) (CLASS 2):

     American Funds Bond Fund
     American Funds Global Growth Fund
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund



FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2):

     Mid Cap Portfolio


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2):


     Franklin Income VIP Fund (formerly Franklin Income Securities Fund) Franklin Mutual Shares VIP Fund (formerly Mutual Shares Securities Fund




LEGG MASON PARTNERS VARIABLE EQUITY TRUST:


     ClearBridge Variable Aggressive Growth Portfolio (Class I) ClearBridge Variable Appreciation Portfolio (Class I) ClearBridge Variable Equity Income Portfolio (Class II) ClearBridge Variable Large Cap Growth Portfolio (Class I) ClearBridge Variable Large Cap Value Portfolio (Class I) ClearBridge Variable Small Cap Growth Portfolio (Class I)

     Legg Mason Investment Counsel Variable Social Awareness Portfolio



LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I):


     Western Asset Variable Global High Yield Bond Portfolio




MET INVESTORS SERIES TRUST:


     Clarion Global Real Estate Portfolio (Class B)
     Invesco Comstock Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)
     MFS (Reg. TM) Research International Portfolio (Class B)
     Pioneer Fund Portfolio (Class A)
     Pioneer Strategic Income Portfolio (Class A)

     T. Rowe Price Large Cap Value Portfolio (Class E)




METROPOLITAN SERIES FUND:
     BlackRock Money Market Portfolio (Class E)
     MFS (Reg. TM) Total Return Portfolio (Class F)
     MFS (Reg. TM) Value Portfolio (Class A)
     T. Rowe Price Large Cap Growth Portfolio (Class B)
     Western Asset Management U.S. Government Portfolio (Class B)



PIONEER VARIABLE CONTRACTS TRUST (CLASS II):

     Pioneer Mid Cap Value VCT Portfolio




LEGG MASON PARTNERS VARIABLE EQUITY TRUST:


     Legg Mason Variable Lifestyle Allocation 50%
     Legg Mason Variable Lifestyle Allocation 70%
     Legg Mason Variable Lifestyle Allocation 85%

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors USA Variable Annuity Contract.



To learn more about the MetLife Investors USA Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 28, 2014. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 50 of this prospectus. For a free copy of the SAI, call us at (888) 556-5412, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 5 Park Plaza, Suite 1900, Irvine, CA 92614.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



April 28, 2014

TABLE OF CONTENTS                        PAGE





INDEX OF SPECIAL TERMS..................   4
HIGHLIGHTS..............................   5
FEE TABLES AND EXAMPLES.................   7
1. THE ANNUITY CONTRACT.................  13
     Frequent or Large Transfers........  13
2. PURCHASE.............................  14
     Purchase Payments..................  14
     Termination for Low Account Value    14
     Allocation of Purchase Payments....  15
     Free Look..........................  15
     Accumulation Units.................  15
     Account Value......................  16
     Replacement of Contracts...........  16
3. INVESTMENT OPTIONS...................  17
     Transfers..........................  19
     Dollar Cost Averaging Program......  23
     Automatic Rebalancing Program......  23
     Voting Rights......................  24
     Substitution of Investment Options   24
4. EXPENSES.............................  24
     Product Charges....................  24
     Account Fee........................  25
     Withdrawal Charge..................  25
     Reduction or Elimination of the
     Withdrawal Charge..................  26
     Premium and Other Taxes............  26
     Transfer Fee.......................  26
     Income Taxes.......................  26
     Investment Portfolio Expenses......  27
5. ANNUITY PAYMENTS
     (THE INCOME PHASE).................  27
     Annuity Date.......................  27
     Annuity Payments...................  27
     Annuity Options....................  28
6. ACCESS TO YOUR MONEY.................  30
     Systematic Withdrawal Program......  31


     Suspension of Payments or
     Transfers..........................  31
7. PERFORMANCE..........................  31
8. DEATH BENEFIT........................  32
     Upon Your Death....................  32
     Standard Death Benefit - Principal
     Protection.........................  32
     Optional Death Benefit -
     Annual Step-Up.....................  33
     Additional Death Benefit -
     Earnings Preservation Benefit......  33
     General Death Benefit Provisions...  34
     Spousal Continuation...............  35
     Death of the Annuitant.............  35
     Controlled Payout..................  35
9. FEDERAL INCOME TAX STATUS............  35
     Non-Qualified Contracts............  36
     Qualified Contracts................  39
10. OTHER INFORMATION...................  45
     MetLife Investors USA..............  45
     The Separate Account...............  45
     Distributor........................  46
     Selling Firms......................  46
     Requests and Elections.............  47
     Ownership..........................  48
     Legal Proceedings..................  49
     Financial Statements...............  50
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION..................  50
APPENDIX A.............................. A-1
     Condensed Financial Information.... A-1
APPENDIX B.............................. B-1
     Participating Investment
     Portfolios......................... B-1
APPENDIX C.............................. C-1
     Investment Portfolios: Marketing
     Names and Prospectus Names......... C-1
APPENDIX D.............................. D-1
     Death Benefit Examples............. D-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.



                                                                         PAGE

Account Value............................................................ 16
Accumulation Phase....................................................... 13
Accumulation Unit........................................................ 15
Annuitant................................................................ 49
Annuity Date............................................................. 27
Annuity Options.......................................................... 28
Annuity Payments......................................................... 27
Annuity Units............................................................ 27
Beneficiary.............................................................. 49
Business Day............................................................. 15
Contract Year............................................................ 14
Fixed Account............................................................ 13
Good Order............................................................... 48
Income Phase............................................................. 13
Investment Portfolios.................................................... 17
Joint Owners............................................................. 49
Owner.................................................................... 48
Purchase Payment......................................................... 14
Separate Account......................................................... 45

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an additional death benefit and fixed and variable income options. We are obligated to pay all money we owe under the contracts, including death benefits and income payments. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information - The Separate Account.")


The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 8%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract.


You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase.


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios. You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the free look period. We will return your Purchase Payment if required by law.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                    MetLife Investors Distribution Company

                                P.O. Box 10426
                          Des Moines, Iowa 50306-0426
                                 (888) 556-5412


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.


Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)              8%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------





































Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses - Withdrawal Charge.")



 Number of Complete Years from   Withdrawal Charge
  Receipt of Purchase Payment    (% of Purchase Payment)
------------------------------   ------------------------
               0                            8

               1                            8
               2                            7
               3                            7
               4                            6
               5                            5
               6                            4
               7                            3
         8 and thereafter                   0

Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. MetLife Investors USA is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)  $30


SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

 (as a percentage of average Account Value in the Separate Account)



Mortality and Expense Charge (Note 3)    1.35%
Administration Charge                    0.15%
                                         ----
Total Separate Account Annual Expenses   1.50%
Death Benefit Rider Charge (Optional)
(as a percentage of average Account
Value in the Separate Account)
Optional Death Benefit - Annual Step-Up  0.15 %
Additional Death Benefit - Earnings
Preservation Benefit                     0.25%
Total Separate Account Annual Expenses
Including Highest Charges for Optional   1.90%
Death Benefits

--------------------------------------------------------------------------------

























Note 1. An account fee of $30 is charged on the last day of each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")


Note 2. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")


Note 3. We are waiving the following amounts of the Mortality and Expense
Charge: the amount, if any, equal to the underlying fund expenses that are in excess of 0.84% for the subaccount investing in the Invesco Comstock Portfolio (Class B) of Met Investors Series Trust; the amount, if any, equal to the underlying fund expenses that are in excess of 0.50% for the subaccount investing in the BlackRock Money Market Portfolio (Class E) of Metropolitan Series Fund; the amount, if any, equal to the underlying fund expenses that are in excess of 0.87% for the subaccount investing in the Oppenheimer Global Equity Portfolio (Class B) of Met Investors Series Trust (see Appendix A - "Discontinued Investment Portfolios"); and the amount, if any, equal to the underlying fund expenses that are in excess of 1.10% for the subaccount investing in the Third Avenue Small Cap Value Portfolio (Class B) of Met Investors Series Trust (see Appendix A - "Discontinued Investment Portfolios").

--------------------------------------------------------------------------------

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.



                                         Minimum     Maximum
                                         ----        ----

Total Annual Portfolio Expenses          0.50%       1.12%
(expenses that are deducted from Investment Portfolio assets, including management fees, 12b-1/service fees, and other expenses)



--------------------------------------------------------------------------------

FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION - DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an investment portfolio)


The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.






                                                                                  ACQUIRED     TOTAL     CONTRACTUAL   NET TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO    SUBSIDY OR   PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES     DEFERRAL    EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS)
 Invesco V.I. Equity and Income Fund       0.38%        0.25%          0.29%      0.01%      0.93%       0.01%         0.92%
AMERICAN FUNDS INSURANCE SERIES (Reg.
  TM)
 American Funds Bond Fund                  0.37%        0.25%          0.02%      0.00%      0.64%          -         0.64%
 American Funds Global Growth Fund         0.52%        0.25%          0.03%      0.00%      0.80%          -         0.80%
 American Funds Global Small               0.70%        0.25%          0.04%      0.00%      0.99%          -         0.99%
  CapitalizationFund
 American Funds Growth Fund                0.33%        0.25%          0.02%      0.00%      0.60%          -         0.60%
 American Funds Growth-Income Fund         0.27%        0.25%          0.02%      0.00%      0.54%          -         0.54%
FIDELITY (Reg. TM) VARIABLE INSURANCE
  PRODUCTS
 Mid Cap Portfolio                         0.55%        0.25%          0.09%      0.00%      0.89%          -         0.89%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST
 Franklin Income VIP Fund                  0.45%        0.25%          0.02%      0.00%      0.72%          -         0.72%
 Franklin Mutual Shares VIP Fund           0.60%        0.25%          0.11%      0.00%      0.96%          -         0.96%
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 ClearBridge Variable Aggressive Growth    0.75%        0.00%          0.04%      0.00%      0.79%       0.00%         0.79%
 Portfolio
 ClearBridge Variable Appreciation         0.70%        0.00%          0.05%      0.00%      0.75%       0.00%         0.75%
  Portfolio
 ClearBridge Variable Equity Income        0.75%        0.25%          0.06%      0.00%      1.06%       0.00%         1.06%
  Portfolio
 ClearBridge Variable Large Cap Growth     0.75%        0.00%          0.10%      0.00%      0.85%       0.00%         0.85%
 Portfolio
 ClearBridge Variable Large Cap Value      0.65%        0.00%          0.08%      0.00%      0.73%       0.00%         0.73%
 Portfolio
 ClearBridge Variable Small Cap Growth     0.75%        0.00%          0.08%      0.00%      0.83%       0.00%         0.83%
 Portfolio
 Legg Mason Investment Counsel Variable    0.71%        0.00%          0.18%      0.00%      0.89%       0.00%         0.89%
 Social Awareness Portfolio
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST
 Western Asset Variable Global High        0.70%        0.00%          0.11%      0.00%      0.81%       0.00%         0.81%
  Yield Bond Portfolio

                                                                                  ACQUIRED     TOTAL     CONTRACTUAL   NET TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO    SUBSIDY OR   PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES     DEFERRAL    EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
MET INVESTORS SERIES TRUST

 Clarion Global Real Estate Portfolio      0.60%        0.25%          0.05%      0.00%      0.90%          -         0.90%
 Invesco Comstock Portfolio                0.57%        0.25%          0.02%      0.00%      0.84%       0.02%         0.82%
 Invesco Small Cap Growth Portfolio        0.85%        0.25%          0.02%      0.00%      1.12%       0.02%         1.10%
 MFS (Reg. TM) Research International      0.68%        0.25%          0.07%      0.00%      1.00%       0.06%         0.94%
  Portfolio
 Pioneer Fund Portfolio                    0.65%        0.00%          0.05%      0.00%      0.70%       0.04%         0.66%
 Pioneer Strategic Income Portfolio        0.57%        0.00%          0.06%      0.00%      0.63%          -         0.63%
 T. Rowe Price Large Cap Value Portfolio   0.57%        0.15%          0.02%      0.00%      0.74%          -         0.74%
METROPOLITAN SERIES FUND
 BlackRock Money Market Portfolio          0.33%        0.15%          0.02%      0.00%      0.50%       0.02%         0.48%
 MFS (Reg. TM) Total Return Portfolio      0.55%        0.20%          0.04%      0.00%      0.79%          -         0.79%
 MFS (Reg. TM) Value Portfolio             0.70%        0.00%          0.02%      0.00%      0.72%       0.14%         0.58%
 T. Rowe Price Large Cap Growth            0.60%        0.25%          0.03%      0.00%      0.88%       0.01%         0.87%
  Portfolio
 Western Asset Management U.S.             0.47%        0.25%          0.02%      0.00%      0.74%       0.01%         0.73%
  Government Portfolio
PIONEER VARIABLE CONTRACTS TRUST
 Pioneer Mid Cap Value VCT Portfolio       0.65%        0.25%          0.06%      0.00%      0.96%          -         0.96%
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 Legg Mason Variable Lifestyle             0.00%        0.00%          0.10%      0.72%      0.82%       0.00%         0.82%
  Allocation 50%
 Legg Mason Variable Lifestyle             0.00%        0.00%          0.18%      0.78%      0.96%       0.00%         0.96%
  Allocation 70%
 Legg Mason Variable Lifestyle             0.00%        0.00%          0.11%      0.82%      0.93%       0.00%         0.93%
  Allocation 85%





The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Portfolio Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2014 prospectus. "0.00%" in the Contractual Expense Subsidy or Deferral column indicates that there is such an arrangement in effect for a Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.



Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the optional Annual Step-Up Death Benefit rider and the Additional Death Benefit - Earnings Preservation Benefit rider, which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,131      (a)$1,639      (a)$2,247      (a)$3,551
    minimum       (b)$1,069      (b)$1,455      (b)$1,943      (b)$2,959

(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:



                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$331      (a)$1,009      (a)$1,707      (a)$3,551
    minimum       (b)$269        (b)$825      (b)$1,403      (b)$2,959

CHART 2. Chart 2 assumes that you do not select any optional death benefit riders, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,091      (a)$1,520      (a)$2,052      (a)$3,173
    minimum       (b)$1,029      (b)$1,335      (b)$1,743      (b)$2,557

(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:



                            Time Periods
                   1 year      3 years       5 years       10 years
                 ----------   ---------   ------------   ------------
    maximum       (a)$291      (a)$890     (a)$1,512      (a)$3,173
    minimum       (b)$229      (b)$705     (b)$1,203      (b)$2,557


The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.


The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving Annuity Payments, your contract switches to the INCOME PHASE.


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion.


In most states, the contract also contains a FIXED ACCOUNT (contact your registered representative regarding your state). The Fixed Account is not offered by this prospectus. The Fixed Account offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your registered representative can tell you the current and minimum interest rates that apply. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets.


The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (see "Death Benefit" for information on how a change of ownership may affect the death benefit). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other Information - Ownership."



All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the "Code"). Any Code references to "spouses" include those persons who are married spouses under state law, regardless of sex.



FREQUENT OR LARGE TRANSFERS


We have policies and procedures that attempt to detect frequent transfers in situations where there is potential for pricing inefficiencies and where, therefore, the transfers may adversely affect contract Owners and other persons who have interests in the contracts. We employ various means to monitor transfer activity, such as periodically examining the frequency and size of an Owner's transfers into and out of Investment Portfolios that we believe present the potential for pricing inefficiencies. Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers.


Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy. We do not monitor for large transfers except where a portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention, including "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party, such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above.


Our policies and procedures on frequent or large transfers are discussed in more detail in "Investment Options - Transfers - Restrictions on Frequent Transfers" and "Investment Options - Transfers - Restrictions on Large Transfers." We may revise these policies and procedures in our sole discretion at any time without prior notice.




2. PURCHASE

We reserve the right to reject any application.


PURCHASE PAYMENTS


A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.


GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:


o  The minimum initial Purchase Payment we will accept is $5,000.


o If you want to make an initial Purchase Payment of $1 million or more, or a subsequent Purchase Payment that would cause your total Purchase Payments to exceed $1 million, you will need our prior approval.


o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A CONTRACT YEAR is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate any contract that includes a guaranteed death benefit if at the time the termination would otherwise occur the guaranteed amount under any death benefit is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.

ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit); or


o  a transfer was made out of the Fixed Account within the previous 180 days.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information - Requests and Elections.") However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions, or if we are unable to obtain such instructions, we will return your Purchase Payment to you.


If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) program is in effect, we will not allocate the additional Purchase Payment to the DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA program. (See "Investment Options - Dollar Cost Averaging Program.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this "free look" period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios you allocated your Purchase Payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. We do not refund any charges or deductions assessed during the free look period. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the free look period.


ACCUMULATION UNITS


The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an ACCUMULATION UNIT. (An Accumulation Unit works like a share of a mutual fund.)


Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation

Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit and/or the Additional Death Benefit-Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).


EXAMPLE:


   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the MFS (Reg. TM) Research International Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the MFS (Reg. TM) Research International Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the MFS (Reg. TM) Research International Portfolio.


ACCOUNT VALUE


ACCOUNT VALUE is equal to the sum of your interests in the Investment Portfolios and the Fixed Account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.


OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.




3. INVESTMENT OPTIONS


The contract offers 33 INVESTMENT PORTFOLIOS, which are listed below. Additional Investment Portfolios may be available in the future.



YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS USA INSURANCE COMPANY, VARIABLE AND FIXED ANNUITY PRODUCTS, P.O. BOX 10426, DES MOINES, IOWA 50306-0426, (888) 556-5412. YOU CAN ALSO OBTAIN
INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the Investment Portfolios may be offered to insurance company Separate Accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the Investment Portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the Investment Portfolios and the Statement of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)


Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. (See "Fee Tables and Examples - Investment

Portfolio Expenses" and "Distributor.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.


We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Other Information - Distributor.")


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II)


AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a registered open-end management investment company with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following Series II portfolio is available under the contract:


     Invesco V.I. Equity and Income Fund




AMERICAN FUNDS INSURANCE SERIES (Reg. TM) (CLASS 2)

American Funds Insurance Series (Reg. TM) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:


     American Funds Bond Fund
     American Funds Global Growth Fund
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund



FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

Fidelity (Reg. TM) Variable Insurance Products is a variable insurance product fund with multiple portfolios. Fidelity Management & Research Company is the investment manager and FMR Co., Inc. serves as the subadviser. The following Service Class 2 portfolio is available under the contract:


     Mid Cap Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)


Franklin Templeton Variable Insurance Products Trust consists of multiple series (Funds). Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The portfolios available in connection with your contract are Class 2 shares. Franklin Advisers, Inc. is the investment advisor for the Franklin Income VIP Fund, and Franklin Mutual Advisers, LLC is the investment advisor for Franklin Mutual Shares VIP Fund. The following Class 2 portfolios are available under the contract:


     Franklin Income VIP Fund (formerly Franklin Income Securities Fund) Franklin Mutual Shares VIP Fund (formerly Mutual Shares Securities Fund




LEGG MASON PARTNERS VARIABLE EQUITY TRUST

Legg Mason Partners Variable Equity Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor,

LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following single share class or, as noted, Class I or Class II portfolios are available under the contract:



     ClearBridge Variable Aggressive Growth Portfolio (Class I) ClearBridge Variable Appreciation Portfolio (Class I) ClearBridge Variable Equity Income Portfolio (Class II) ClearBridge Variable Large Cap Growth Portfolio (Class I) ClearBridge Variable Large Cap Value Portfolio (Class I) ClearBridge Variable Small Cap Growth Portfolio (Class I)

     Legg Mason Investment Counsel Variable Social Awareness Portfolio



LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I)

Legg Mason Partners Variable Income Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to the portfolio listed below. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following Class I portfolio is available under the contract:



     Western Asset Variable Global High Yield Bond Portfolio




MET INVESTORS SERIES TRUST

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors USA, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:



     Clarion Global Real Estate Portfolio (Class B)
     Invesco Comstock Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)
     MFS (Reg. TM) Research International Portfolio (Class B)
     Pioneer Fund Portfolio (Class A)
     Pioneer Strategic Income Portfolio (Class A)

     T. Rowe Price Large Cap Value Portfolio (Class E)



METROPOLITAN SERIES FUND


Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of MetLife Investors USA, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:




     BlackRock Money Market Portfolio (Class E)
     MFS (Reg. TM) Total Return Portfolio (Class F)
     MFS (Reg. TM) Value Portfolio (Class A)
     T. Rowe Price Large Cap Growth Portfolio (Class B)
     Western Asset Management U.S. Government Portfolio (Class B)



PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. Pioneer Investment Management, Inc. is the investment adviser to each portfolio. The following Class II portfolio is available under the contract:


     Pioneer Mid Cap Value VCT Portfolio




LEGG MASON PARTNERS VARIABLE EQUITY TRUST


In addition to the portfolios listed above under Legg Mason Partners Variable Equity Trust, the following portfolios are available under the contract. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged a subadviser to provide investment advice for the individual Investment Portfolios. (See Appendix B for the name of the subadviser.)


     Legg Mason Variable Lifestyle Allocation 50%
     Legg Mason Variable Lifestyle Allocation 70%
     Legg Mason Variable Lifestyle Allocation 85%


TRANSFERS


GENERAL. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent

Transfers" and "Restrictions on Large Transfers" below.) We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or
     (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.


o You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.


During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit); or


o  a transfer was made out of the Fixed Account within the previous 180 days.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other Information - Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging and Automatic Rebalancing Programs.


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (E.G., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios (i.e., the American Funds Global Growth Fund, the American Funds Global Small Capitalization Fund, the ClearBridge Variable Small Cap Growth Portfolio, the Western Asset Variable Global High Yield Bond Portfolio, the Clarion Global Real Estate Portfolio, the Invesco Small Cap Growth Portfolio, the MFS (Reg. TM) Research International Portfolio, and the Pioneer Strategic Income Portfolio), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). In addition, as described below, we treat all American Funds Insurance Series (Reg. TM) portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in the imposition of this restriction for a six month period; a second occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.



RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.


DOLLAR COST AVERAGING PROGRAM


We offer a dollar cost averaging (DCA) program as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The dollar cost averaging program is available only during the Accumulation Phase.


We reserve the right to modify, terminate or suspend the dollar cost averaging program. There is no additional charge for participating in the dollar cost averaging program. If you participate in the dollar cost averaging program, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.


The DCA program allows you to systematically transfer a set amount each month from the Fixed Account or from a money market Investment Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the DCA program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you make an additional Purchase Payment while a DCA program is in effect, we will not allocate the additional payment to the DCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA program. Any Purchase Payments received after the DCA program has ended will be allocated as described in "Purchase - Allocation of Purchase Payments." If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging program is in effect, rebalancing allocations will be based on your current DCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death.



EXAMPLE:

   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the Western Asset Management U.S. Government Portfolio and 60% to be in the Invesco Small Cap Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Western Asset Management U.S. Government Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Western Asset Management U.S. Government Portfolio to bring its value back to 40% and use the money to buy more units in the Invesco Small Cap Growth Portfolio to increase those holdings to 60%.


VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.




4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (I.E., during the Accumulation Phase and the Income Phase-although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.35% of the average daily net asset value of each Investment Portfolio.


This charge compensates us for mortality risks we assume for the Annuity Payment and death benefit guarantees made under the contract. These guarantees include making Annuity Payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.15% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the

Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:



      Annual Step-Up Death Benefit        0.15%

      Additional Death Benefit -
      Earnings Preservation Benefit       0.25%

 ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if the Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then


2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then


3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



 Number of Complete Years from       Withdrawal Charge
  Receipt of Purchase Payment     (% of Purchase Payment)
------------------------------   ------------------------
  0                                         8

  1                                         8
  2                                         7
  3                                         7
  4                                         6
  5                                         5
  6                                         4
  7                                         3
  8 and thereafter                          0

For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program.

Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Currently the contract is not available for new sales. Some examples of circumstances which reduce our sales expenses are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us.


NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider. This rider is not available in Massachusetts.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider. This rider is not available in Massachusetts.


The Nursing Home or Hospital Confinement rider and the Terminal Illness rider are only available for Owners who are age 80 or younger (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, Account Value, withdrawals, death benefits or Annuity Payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio or the fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.




5.  ANNUITY PAYMENTS

    (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your Annuity Date must be the first day of a calendar month and must be at least 30 days after we issue the contract.


When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures).


PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3)    the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.



Your variable Annuity Payment is based on ANNUITY UNITS. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments. (You cannot, however, make transfers from a fixed Annuity Payment option to the Investment Portfolios.)


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. For more information, please refer to the "Annuity Provisions" section of the Statement of Additional Information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those ANNUITY OPTIONS. You can change it at any time before the Annuity Date with 30 days notice to us.


If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than 10 years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10-year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than 10 years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10-year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.


You may withdraw the commuted value of the payments remaining under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (I.E., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")



Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we offer an additional payment option that allows your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") This payment option is available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes and account fee) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.

ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the Annuity Date will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.




6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, your Beneficiary) can have access to the money in your contract:


(1)    by making a withdrawal (either a partial or a complete withdrawal);


(2)    by electing to receive Annuity Payments; or


(3)    when a death benefit is paid to your Beneficiary.


Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax; and


o  less any account fee.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio or Fixed Account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect. We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (I.E., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information - Requests and Elections.")


o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See "Expenses - Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses - Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value and the death benefit. The withdrawal could have a significant negative impact on the death benefit.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. PERFORMANCE

We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee or withdrawal charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including death benefit rider charges), account fee, withdrawal charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




8. DEATH BENEFIT

UPON YOUR DEATH


If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). The Principal Protection is the standard death benefit for your contract. If you are age 79 or younger at the effective date of your contract, you may select the optional Annual Step-Up death benefit or the Additional Death Benefit -

Earnings Preservation Benefit.


The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check your contract and riders for the specific provisions applicable to you.


The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Where there are multiple Beneficiaries, the death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. This death benefit amount remains in the Investment Portfolio(s) until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit. (See "General Death Benefit Provisions" below.) Any death benefit amounts held in the Investment Portfolios on behalf of the remaining Beneficiaries are subject to investment risk. There is no additional death benefit guarantee.


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the oldest Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1)    the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.


(See Appendix D for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP


You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1)    the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or


(3)    the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date"; and


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit is equal to the greatest of (1), (2) or (3).


(See Appendix D for examples of the Annual Step-Up death benefit rider.)


ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT


You may select the Additional Death Benefit - Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract. The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).


Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a)    is the death benefit under your contract; and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge); and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.




            Benefit Percentage
Issue Age                       Percentage
----------------------------   -----------
  Ages 69 or younger                40%
  Ages 70-79                        25%
  Age 80                             0%

If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total Purchase Payments not withdrawn" will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS


The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risk. This risk is borne by the Beneficiary.


Please check with your registered representative regarding the availability of the following in your state.


If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.

If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the income phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the income phase, the Beneficiary becomes the Owner.


SPOUSAL CONTINUATION


If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value, are reset on the date the spouse continues the contract.



Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").



DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non- natural person (for example, a corporation), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.




9. FEDERAL INCOME TAX STATUS




INTRODUCTION

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code (the Code) and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.


You are responsible for determining whether your purchase of a contract, withdrawals, income payments and any other transactions under your contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.


Any Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.


NON-QUALIFIED CONTRACTS


A "Non-Qualified Contract" discussed here assumes the contract is an annuity contract for federal income tax purposes, but the contract is not held in a tax qualified "plan" defined by the Code. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."


INVESTOR CONTROL


In certain circumstances, Owners of variable annuity Non-Qualified Contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.


ACCUMULATION


Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, either as surrenders, partial withdrawals, or income payments. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person even if the nominal Owner is a trust or other entity which holds the contract as an agent for a natural person.


In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity, will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees would be considered a non-natural Owner and the annual increase in the Account Value would be subject to current income taxation.


SURRENDERS OR WITHDRAWALS - EARLY DISTRIBUTION


If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will be treated first as coming from earnings (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, you might be able to claim the loss on your federal income taxes as a miscellaneous itemized deduction.


The portion of any withdrawal or distribution from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal or distribution is taken prior to you reaching age 59 1/2, unless the distribution was made:


(a)    on account of your death or disability,


(b) as part of a series of substantially equal periodic payments payable for your life or joint lives of you and your designated Beneficiary, or


(c) under certain immediate income annuities providing for substantially equal payments made at least annually.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.


For Non-Qualified Contracts, amounts received under the exercise of a partial withdrawal may be fully includible in taxable income. The entire amount of the withdrawal could be treated as taxable income. Exercise of either withdrawal feature may adversely impact the amount of subsequent payments which can be treated as a nontaxable return of investment.


TREATMENT OF SEPARATE ACCOUNT CHARGES


It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.


AGGREGATION


If you purchase two or more deferred annuity contracts from us (or our affiliates) during the same calendar year (after October 21, 1988), the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).


EXCHANGES/TRANSFERS


The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. The exchange for another annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or "deemed" distribution may be includible in your taxable income (plus a 10% federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the contract (your "gain"). The opportunity to make partial annuity exchanges was provided by the IRS in 2011 and some ramifications of such an exchange remain unclear. If the annuity contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.


A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).


After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date. If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death). Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death;

the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


TAXATION OF PAYMENTS IN ANNUITY FORM


When payments are received from the contract in the form of an annuity, normally the Annuity Payments are taxable as ordinary income to the extent that payments exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio of a contract is determined at the time the contract's accumulated value is converted to an annuity form of distribution. Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments you are expected to receive based on IRS rules which consider such factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater - or less - than the taxable amount determined by us and reported by us to you and the IRS.


Once you have recovered the investment in the contract, further Annuity Payments are fully taxable. If you die before your investment in the contract is fully recovered, the balance may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be deducted by your Beneficiary.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date. Once Annuity Payments have commenced, you may not be able to make transfer withdrawals to another Non-Qualified Contract or a long-term care contract in a tax-free exchange.


If you receive payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the contract.


If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


(1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or


(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).


"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.


You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.


The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.


QUALIFIED CONTRACTS


INTRODUCTION


The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.


We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.


A contract may also be available in connection with an employer's non-qualified deferred compensation plan and qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. We do not provide tax advice. Please consult your tax adviser about your particular situation.


ACCUMULATION


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under qualified plans. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below which are not subject to the annual limitations on contributions.


The contract will accept as a single Purchase Payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.

For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS


If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you withdraw as well as income earned under the contract. Withdrawals attributable to any after-tax contributions are your basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings). Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings are free from federal income taxes.


With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


WITHDRAWALS PRIOR TO AGE 59 1/2


A taxable withdrawal or distribution from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE plan contracts if the distribution occurs within the first 2 years of your participation in the plan.


These exceptions include distributions made:


(a)    on account of your death or disability, or


(b) as part of a series of substantially equal periodic payments payable for your life or joint lives of you and your designated Beneficiary and you are separated from employment.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the contract.


In addition, a withdrawal or distribution from a Qualified Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order (QDRO);
(3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).


The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.


In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty: (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above.


COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES


Please be advised that the tax consequences resulting from the election of an income payment types containing a commutation feature are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.


ROLLOVERS


Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.


You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. No other rollovers or transfers can be made to your SIMPLE IRA. Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.


Generally, a distribution may be eligible for rollover. Certain types of distributions cannot be rolled over, such as distributions received on account of:


(a)    minimum distribution requirements, or


(b)    financial hardship.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS


For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you assign or transfer a withdrawal from this contract directly into another qualified plan or IRA. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules which determine the withholding amounts.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).


Distributions required from a Qualified Contract following your death depend on whether you die before you had converted your contract to an annuity form and started taking Annuity Payments (your Annuity Starting Date). If you die on or after your Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before your Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death). Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. For required minimum distributions following the death of the Annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009. For instance, for a contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The required minimum distribution rules are complex, so consult your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 required minimum distribution waiver.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. If your spouse is your Beneficiary, and your contract permits, your spouse may delay the start of these payments until December 31 of the year in which you would have reached age 70 1/2.


If your spouse is your Beneficiary, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan. Alternatively, if your spouse is your sole Beneficiary, he or she may elect to rollover the death proceeds into his or her own IRA.


If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


REQUIRED MINIMUM DISTRIBUTIONS


Generally, you must begin receiving retirement plan withdrawals by April 1 following the latter of:


(a)    the calendar year in which you reach age 70 1/2, or


(b) the calendar year you retire, provided you do not own more than 5% of your employer.


For IRAs (including SEPs and SIMPLEs), you must begin receiving withdrawals by April 1 of the year after you reach age 70 1/2 even if you have not retired.


A tax penalty of 50% applies to the amount by which the required minimum distribution exceeds the actual distribution.


You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.


Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own contract.


Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the same rules with respect to minimum distributions required to be made to a Beneficiary after your death under other IRAs do apply to Roth IRAs.

ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange;
(2) the exchange must not result in a reduction in a participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.


WITHDRAWALS. If you are under age 59 1/2, you generally cannot withdraw money from your TSA contract unless the withdrawal:


(a) related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;


(b)    is exchanged to another permissible investment under your 403(b) plan;


(c) relates to contributions to an annuity contract that are not salary reduction elective deferrals , if your plan allows it;


(d) occurs after you die, leave your job or become disabled (as defined by the Code);


(e) is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;


(f) relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;


(g)    relates to rollover or after-tax contributions; or


(h) is for the purchase of permissive service credit under a governmental defined benefit plan.


In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.


Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.


WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after your first Purchase Payment to a Roth

IRA; and (2) they are made on or after the date you reach age 59 1/2 and upon your death, disability or qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.


CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.


A Roth IRA contract may also be re-characterized as a Traditional IRA, if certain conditions are met. Please consult your tax adviser.


DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.



DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source. A special rate of 10% may apply instead, if the plan satisfies the following requirements:


(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.


ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has recently held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012.


Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013, providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction, like Puerto Rico, that does not recognize same-sex marriage.





10. OTHER INFORMATION

METLIFE INVESTORS USA



MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York), the District of Columbia and Puerto Rico. Our name was changed to Security First Life Insurance Company on September 27, 1979. We changed our name to MetLife Investors USA Insurance Company on January 8, 2001. On December 31, 2002, MetLife Investors USA became an indirect subsidiary of MetLife, Inc., a listed company on the New York Stock Exchange. On October 11, 2006, MetLife Investors USA became a wholly-owned subsidiary of MetLife Insurance Company of Connecticut (MetLife of Connecticut). MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.


In 2013, MetLife, Inc. announced its plans to merge MetLife Investors USA, MetLife of Connecticut, MetLife Investors Insurance Company (MetLife Investors), and Exeter Reassurance Company, Ltd. (Exeter Reassurance), to create one larger U.S.-based and U.S.-regulated life insurance company. MetLife Investors, like MetLife Investors USA and MetLife of Connecticut, is a U.S. insurance company that issues variable insurance products in addition to other products. Exeter Reassurance is a direct subsidiary of MetLife, Inc. that mainly reinsures guarantees associated with variable annuity products issued by U.S. insurance companies that are direct or indirect subsidiaries of MetLife, Inc. MetLife of Connecticut, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. These mergers are expected to occur towards the end of 2014, subject to regulatory approvals.



PrimElite III is a service mark of Primerica, Inc. MetLife Investors USA Insurance Company uses this mark pursuant to a license agreement.


THE SEPARATE ACCOUNT


We have established a SEPARATE ACCOUNT, MetLife Investors USA Separate Account A (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Delaware insurance law on May 29, 1980. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses

(realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Account Value.


We are obligated to pay all money we owe under the contracts - such as death benefits and income payments -

even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife Investors USA is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, MetLife Investors USA has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.


DISTRIBUTOR



We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 1095 Avenue of the Americas, New York, NY 10036, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.



Certain Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range up to 0.25% of Separate Account assets invested in the particular Investment Portfolio.


We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of Purchase Payments allocated to the American Funds Bond Fund, the American Funds Global Growth Fund, the American Funds Global Small Capitalization Fund, the American Funds Growth Fund, and the American Funds Growth-Income Fund, for the services it provides in marketing the Funds' shares in connection with the contract.


SELLING FIRMS


As noted above, Distributor, and in certain cases, we, have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Registered representatives of the selling firms may also receive non-cash compensation, pursuant to their firm's guidelines, directly from us or Distributor.


COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 7.25% of Purchase Payments. Some selling firms may elect to receive a lower commission when a Purchase Payment is made, along with annual trail commissions up to 0.25% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.



Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with selling firms identified in the Statement of Additional Information.



The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2013, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10426, Des Moines, IA 50306-0426. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:


o  Through your registered representative


o By telephone at (888) 556-5412, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (515) 273-4980

     or


o  By Internet at www.metlifeinvestors.com


Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in a form satisfactory to us. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.


A request or transaction generally is considered in GOOD ORDER if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. If you have any questions, you should contact us or your registered representative before submitting the form or request.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.

o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (888) 556-5412 to make such changes.


ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code.


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, MetLife Investors USA, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife Investors USA does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife Investors USA to meet its obligations under the contracts.

FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company
     Independent Registered Public Accounting Firm
     Custodian
     Distribution
     Calculation of Performance Information
     Annuity Provisions

     Additional Federal Tax Considerations

     Condensed Financial Information
     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2013. See "Purchase - Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. Chart 1 presents Accumulation Unit values for the lowest possible combination of Separate Account product charges and death benefit rider charges, and Chart 2 presents Accumulation Unit values for the highest possible combination of such charges. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)





                                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION        ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF          OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   -------------------
 AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II)
  (FORMERLY INVESCO V.I. VAN KAMPEN EQUITY AND INCOME SUB-ACCOUNT (SERIES II) AND BEFORE THAT THE
  UNIVERSAL INSTITUTIONAL FUNDS, INC. - VAN KAMPEN UIF EQUITY AND INCOME SUB-ACCOUNT (CLASS II))
   02/27/2006                             to  12/31/2006       13.788941         14.958265         1,118,381.5872
   01/01/2007                             to  12/31/2007       14.958265         15.229567         2,700,706.2411
   01/01/2008                             to  12/31/2008       15.229567         11.599483         3,218,637.8266
   01/01/2009                             to  12/31/2009       11.599483         13.996487         4,609,836.6200
   01/01/2010                             to  12/31/2010       13.996487         15.447100         5,844,985.9366
   01/01/2011                             to  12/31/2011       15.447100         15.019789         7,490,541.4534
   01/01/2012                             to  12/31/2012       15.019789         16.627859         8,304,456.5151
   01/01/2013                             to  12/31/2013       16.627859         20.456736         8,711,607.1597
=============                            ==== ==========       =========         =========         ==============
 INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT (SERIES II)
  (FORMERLY INVESCO V.I. VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT (SERIES II) AND BEFORE THAT VAN
  KAMPEN LIFE INVESTMENT TRUST - VAN KAMPEN LIT GROWTH AND INCOME SUB-ACCOUNT (CLASS II))
   02/27/2006                             to  12/31/2006       12.761037         14.192037           380,897.6930
   01/01/2007                             to  12/31/2007       14.192037         14.332350           901,368.2449
   01/01/2008                             to  12/31/2008       14.332350          9.570657         1,502,041.5173
   01/01/2009                             to  12/31/2009        9.570657         11.701211         2,560,126.4000
   01/01/2010                             to  12/31/2010       11.701211         12.932462         3,518,683.9710
   01/01/2011                             to  12/31/2011       12.932462         12.452165         4,762,442.6179
   01/01/2012                             to  12/31/2012       12.452165         14.025729         5,611,790.8612
   01/01/2013                             to  12/31/2013       14.025729         18.482676         5,786,796.4606
=============                            ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
 AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       15.652882         14.008187         376,159.6719
  01/01/2009    to  12/31/2009       14.008187         15.539197         865,624.9400
  01/01/2010    to  12/31/2010       15.539197         16.294392       1,304,424.3418
  01/01/2011    to  12/31/2011       16.294392         17.032201       1,651,499.5613
  01/01/2012    to  12/31/2012       17.032201         17.678853       1,907,512.1162
  01/01/2013    to  12/31/2013       17.678853         17.039755       2,146,729.8411
============   ==== ==========      ==========        ==========       ==============
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  02/27/2006    to  12/31/2006       22.416444         25.647561         140,029.3716
  01/01/2007    to  12/31/2007       25.647561         29.015128         424,687.2766
  01/01/2008    to  12/31/2008       29.015128         17.609165         787,542.1634
  01/01/2009    to  12/31/2009       17.609165         24.685579       1,054,741.5400
  01/01/2010    to  12/31/2010       24.685579         27.174697       1,347,501.6327
  01/01/2011    to  12/31/2011       27.174697         24.391985       1,624,466.3872
  01/01/2012    to  12/31/2012       24.391985         29.448187       1,870,908.3383
  01/01/2013    to  12/31/2013       29.448187         37.474334       1,926,226.3822
============   ==== ==========      ==========        ==========       ==============
 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       31.673672         16.023138         230,040.2873
  01/01/2009    to  12/31/2009       16.023138         25.460118         390,127.4800
  01/01/2010    to  12/31/2010       25.460118         30.703147         529,585.9097
  01/01/2011    to  12/31/2011       30.703147         24.456125         726,668.6583
  01/01/2012    to  12/31/2012       24.456125         28.469336         851,258.5751
  01/01/2013    to  12/31/2013       28.469336         35.976639         854,253.5686
============   ==== ==========      ==========        ==========       ==============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  02/27/2006    to  12/31/2006      147.819610        155.820587          68,893.7118
  01/01/2007    to  12/31/2007      155.820587        172.441755         169,394.0165
  01/01/2008    to  12/31/2008      172.441755         95.172443         347,976.8550
  01/01/2009    to  12/31/2009       95.172443        130.706488         560,224.6100
  01/01/2010    to  12/31/2010      130.706488        152.815675         721,234.5594
  01/01/2011    to  12/31/2011      152.815675        144.106404         848,626.8310
  01/01/2012    to  12/31/2012      144.106404        167.346709         930,394.1179
  01/01/2013    to  12/31/2013      167.346709        214.481339         919,156.5445
============   ==== ==========      ==========        ==========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  02/27/2006    to  12/31/2006       102.800501        113.269379          61,018.5330
  01/01/2007    to  12/31/2007       113.269379        117.200478         152,251.5616
  01/01/2008    to  12/31/2008       117.200478         71.752703         245,720.6441
  01/01/2009    to  12/31/2009        71.752703         92.767065         354,443.4500
  01/01/2010    to  12/31/2010        92.767065        101.829179         441,152.6994
  01/01/2011    to  12/31/2011       101.829179         98.480424         504,589.5690
  01/01/2012    to  12/31/2012        98.480424        113.965999         532,773.5138
  01/01/2013    to  12/31/2013       113.965999        149.880499         522,232.5149
============   ==== ==========       ==========        ==========       ==============
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
  02/27/2006    to  12/31/2006        34.526217         35.931893          80,963.7591
  01/01/2007    to  12/31/2007        35.931893         40.822935         184,796.9702
  01/01/2008    to  12/31/2008        40.822935         24.285647         422,245.3471
  01/01/2009    to  12/31/2009        24.285647         33.434468         806,265.1100
  01/01/2010    to  12/31/2010        33.434468         42.347733       1,196,494.8013
  01/01/2011    to  12/31/2011        42.347733         37.190772       1,802,577.9496
  01/01/2012    to  12/31/2012        37.190772         41.969196       2,241,258.2685
  01/01/2013    to  12/31/2013        41.969196         56.174780       2,303,183.2210
============   ==== ==========       ==========        ==========       ==============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 FRANKLIN INCOME SECURITIES SUB-ACCOUNT (CLASS 2)
  02/27/2006    to  12/31/2006        39.572791         44.410874         186,602.6937
  01/01/2007    to  12/31/2007        44.410874         45.389592         439,726.9453
  01/01/2008    to  12/31/2008        45.389592         31.451639         547,864.3760
  01/01/2009    to  12/31/2009        31.451639         42.012274         729,628.6800
  01/01/2010    to  12/31/2010        42.012274         46.632018         910,589.9999
  01/01/2011    to  12/31/2011        46.632018         47.034525       1,042,790.4432
  01/01/2012    to  12/31/2012        47.034525         52.192739       1,150,817.7540
  01/01/2013    to  12/31/2013        52.192739         58.583826       1,204,880.7799
============   ==== ==========       ==========        ==========       ==============
 MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2)
  02/27/2006    to  12/31/2006        20.933288         23.489688         278,447.6650
  01/01/2007    to  12/31/2007        23.489688         23.943267         630,107.5257
  01/01/2008    to  12/31/2008        23.943267         14.833109         820,093.2822
  01/01/2009    to  12/31/2009        14.833109         18.418533       1,144,021.9300
  01/01/2010    to  12/31/2010        18.418533         20.175704       1,382,919.2240
  01/01/2011    to  12/31/2011        20.175704         19.668797       1,548,417.9474
  01/01/2012    to  12/31/2012        19.668797         22.134178       1,590,494.0297
  01/01/2013    to  12/31/2013        22.134178         27.967044       1,528,375.1006
============   ==== ==========       ==========        ==========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION        ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF          OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   -------------------
 LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I))
   02/27/2006                             to  12/31/2006       13.452499         13.619223         1,168,107.6370
   01/01/2007                             to  12/31/2007       13.619223         13.617269         2,128,036.2476
   01/01/2008                             to  12/31/2008       13.617269          7.993738         2,363,710.9257
   01/01/2009                             to  12/31/2009        7.993738         10.596835         2,607,042.4000
   01/01/2010                             to  12/31/2010       10.596835         13.050039         2,801,777.2686
   01/01/2011                             to  12/31/2011       13.050039         13.173773         3,078,813.7559
   01/01/2012                             to  12/31/2012       13.173773         15.406299         3,219,195.0710
   01/01/2013                             to  12/31/2013       15.406299         22.428756         3,432,106.5582
=============                            ==== ==========       =========         =========         ==============
 CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I) AND BEFORE THAT
  LEGG MASON PARTNERS INVESTMENT SERIES - LEGG MASON PARTNERS VARIABLE PREMIER SELECTIONS ALL CAP
  GROWTH SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       12.248919         12.507302             8,245.9404
   01/01/2007                             to  04/27/2007       12.507302         13.318274                 0.0000
=============                            ==== ==========       =========         =========         ==============
 CLEARBRIDGE VARIABLE ALL CAP VALUE SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE SUB-ACCOUNT (CLASS I))
   02/27/2006                             to  12/31/2006       31.681354         35.145987           354,427.9478
   01/01/2007                             to  12/31/2007       35.145987         35.058950           691,438.9220
   01/01/2008                             to  12/31/2008       35.058950         21.903014           754,612.0832
   01/01/2009                             to  12/31/2009       21.903014         27.911532           823,740.3200
   01/01/2010                             to  12/31/2010       27.911532         32.061790           894,325.9675
   01/01/2011                             to  12/31/2011       32.061790         29.628299           939,662.3568
   01/01/2012                             to  12/31/2012       29.628299         33.556473           896,966.1452
   01/01/2013                             to  12/31/2013       33.556473         43.690070           859,004.8650
=============                            ==== ==========       =========         =========         ==============
 CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I))
   02/27/2006                             to  12/31/2006       28.530052         31.562045           337,860.5195
   01/01/2007                             to  12/31/2007       31.562045         33.708989           654,054.5286
   01/01/2008                             to  12/31/2008       33.708989         23.471944           758,215.7347
   01/01/2009                             to  12/31/2009       23.471944         28.236210         1,103,363.7300
   01/01/2010                             to  12/31/2010       28.236210         31.328039         1,519,379.6880
   01/01/2011                             to  12/31/2011       31.328039         31.666239         1,982,321.3644
   01/01/2012                             to  12/31/2012       31.666239         36.167396         2,244,477.1105
   01/01/2013                             to  12/31/2013       36.167396         46.318086         2,440,445.6668
=============                            ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------   ---------------   -----------------
 CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I) AND BEFORE THAT LEGG
  MASON PARTNERS INVESTMENT SERIES - LEGG MASON PARTNERS VARIABLE GROWTH AND INCOME SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006        9.602202         10.349888         141,110.9759
   01/01/2007                             to  04/27/2007       10.349888         10.830961               0.0000
=============                            ==== ==========       =========         =========       ==============
 CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
  (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II))
   11/12/2007                             to  12/31/2007       16.282533         16.639333           7,388.8557
   01/01/2008                             to  12/31/2008       16.639333         11.565494           3,080.8493
   01/01/2009                             to  12/31/2009       11.565494         11.325609               0.0000
   01/01/2010                             to  12/31/2010       11.325609         11.325609               0.0000
   01/01/2011                             to  12/31/2011       11.325609         11.325609               0.0000
   01/01/2012                             to  12/31/2012       11.325609         11.325609               0.0000
   01/01/2013                             to  12/31/2013       11.325609         11.325609               0.0000
=============                            ==== ==========       =========         =========       ==============
 CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
  (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II) AND BEFORE THAT LEGG
  MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO - LARGE CAP GROWTH AND VALUE SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       14.904624         16.117797           5,771.5946
   01/01/2007                             to  12/31/2007       16.117797         16.434424               0.0000
   01/01/2008                             to  12/31/2008       16.434424         16.434424               0.0000
   01/01/2009                             to  12/31/2009       16.434424         16.434424               0.0000
   01/01/2010                             to  12/31/2010       16.434424         16.434424               0.0000
   01/01/2011                             to  12/31/2011       16.434424         16.434424               0.0000
   01/01/2012                             to  12/31/2012       16.434424         16.434424               0.0000
   01/01/2013                             to  12/31/2013       16.434424         16.434424               0.0000
=============                            ==== ==========       =========         =========       ==============
 CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS I))
   04/30/2007                             to  12/31/2007       12.211592         12.277886       1,149,657.9286
   01/01/2008                             to  12/31/2008       12.277886          7.859057         965,899.8797
   01/01/2009                             to  12/31/2009        7.859057          9.515322         847,895.1000
   01/01/2010                             to  12/31/2010        9.515322         10.523130         715,091.2429
   01/01/2011                             to  12/31/2011       10.523130         11.185360         591,540.5822
   01/01/2012                             to  12/31/2012       11.185360         12.583158         411,156.2125
   01/01/2013                             to  12/31/2013       12.583158         15.611471         340,943.4349
=============                            ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS I) AND BEFORE
  THAT LEGG MASON CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006        8.573224          9.587435           50,100.1750
   01/01/2007                             to  12/31/2007        9.587435         10.053398          178,168.3390
   01/01/2008                             to  12/31/2008       10.053398          7.072558          142,107.2460
   01/01/2009                             to  12/31/2009        7.072558          8.505561          115,391.5200
   01/01/2010                             to  12/31/2010        8.505561          9.376273          115,020.7915
   01/01/2011                             to  04/29/2011        9.376273         10.189717                0.0000
=============                            ==== ==========       =========         =========        ==============
 CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS I) AND BEFORE
  THAT LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME SUB-ACCOUNT (CLASS I))
   02/27/2006                             to  12/31/2006       10.968007         11.659665          843,409.6075
   01/01/2007                             to  04/27/2007       11.659665         12.262751                0.0000
=============                            ==== ==========       =========         =========        ==============
 CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS II)
  (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS II) AND BEFORE
  THAT LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME SUB-ACCOUNT (CLASS II))
   02/27/2006                             to  12/31/2006       13.549427         14.637795           11,675.7579
   01/01/2007                             to  12/31/2007       14.637795         14.965870          178,999.6648
   01/01/2008                             to  12/31/2008       14.965870          9.588519          409,674.6433
   01/01/2009                             to  12/31/2009        9.588519         11.583598          815,464.0600
   01/01/2010                             to  12/31/2010       11.583598         12.793918        1,116,200.6179
   01/01/2011                             to  12/31/2011       12.793918         13.575652        1,519,847.6946
   01/01/2012                             to  12/31/2012       13.575652         15.254952        2,053,229.2963
   01/01/2013                             to  12/31/2013       15.254952         18.887492        2,493,586.8612
=============                            ==== ==========       =========         =========        ==============
 CLEARBRIDGE VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I))
   02/27/2006                             to  12/31/2006       13.551836         14.053943           24,602.5771
   01/01/2007                             to  12/31/2007       14.053943         14.578295           71,558.5450
   01/01/2008                             to  12/31/2008       14.578295          9.005186           68,479.6420
   01/01/2009                             to  12/31/2009        9.005186         12.630783           54,763.8700
   01/01/2010                             to  12/31/2010       12.630783         13.666298           53,588.7171
   01/01/2011                             to  12/31/2011       13.666298         13.375647           46,385.2755
   01/01/2012                             to  12/31/2012       13.375647         15.856399           32,744.2761
   01/01/2013                             to  12/31/2013       15.856399         21.533654           34,067.5193
=============                            ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 CLEARBRIDGE VARIABLE LARGE CAP VALUE SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE SUB-ACCOUNT (CLASS I))
  02/27/2006    to  12/31/2006       15.088419         16.900520                0.0000
  01/01/2007    to  12/31/2007       16.900520         17.296972           42,925.4577
  01/01/2008    to  12/31/2008       17.296972         10.968806           34,322.9678
  01/01/2009    to  12/31/2009       10.968806         13.452912           33,134.8000
  01/01/2010    to  12/31/2010       13.452912         14.506980           32,193.5860
  01/01/2011    to  12/31/2011       14.506980         14.999249           19,387.0754
  01/01/2012    to  12/31/2012       14.999249         17.213381           14,654.0750
  01/01/2013    to  12/31/2013       17.213381         22.446188           15,266.9348
============   ==== ==========       =========         =========        ==============
 CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I))
  02/27/2006    to  12/31/2006       13.078627         13.297296           29,157.8389
  01/01/2007    to  12/31/2007       13.297296         14.409486           71,717.4425
  01/01/2008    to  12/31/2008       14.409486          8.415694          155,048.4932
  01/01/2009    to  12/31/2009        8.415694         11.836558          312,136.5500
  01/01/2010    to  12/31/2010       11.836558         14.596914          449,281.5538
  01/01/2011    to  12/31/2011       14.596914         14.579426          605,314.5437
  01/01/2012    to  12/31/2012       14.579426         17.151342          876,505.2267
  01/01/2013    to  12/31/2013       17.151342         24.845843        1,042,836.5034
============   ==== ==========       =========         =========        ==============
 LEGG MASON CLEARBRIDGE VARIABLE INVESTORS SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       22.352937         25.022660           19,674.0692
  01/01/2007    to  04/27/2007       25.022660         26.310285                0.0000
============   ==== ==========       =========         =========        ==============
 LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS SUB-ACCOUNT
  02/27/2006    to  12/31/2006       26.745058         27.846186            1,671.2659
  01/01/2007    to  12/31/2007       27.846186         30.418976            5,851.5419
  01/01/2008    to  12/31/2008       30.418976         22.412911           12,548.0707
  01/01/2009    to  12/31/2009       22.412911         27.122462            8,175.9600
  01/01/2010    to  12/31/2010       27.122462         29.965275            7,063.1348
  01/01/2011    to  12/31/2011       29.965275         29.514474            6,953.3878
  01/01/2012    to  12/31/2012       29.514474         32.187403            3,306.8269
  01/01/2013    to  12/31/2013       32.187403         37.639868            3,205.9036
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 LEGG MASON VARIABLE LIFESTYLE ALLOCATION 50% SUB-ACCOUNT
  02/27/2006    to  12/31/2006       15.043849         15.877408           84,499.0757
  01/01/2007    to  12/31/2007       15.877408         16.142271          181,547.9830
  01/01/2008    to  12/31/2008       16.142271         11.554126          183,568.9844
  01/01/2009    to  12/31/2009       11.554126         15.060824          154,709.4300
  01/01/2010    to  12/31/2010       15.060824         16.966186          207,846.3981
  01/01/2011    to  12/31/2011       16.966186         16.910059          354,939.0241
  01/01/2012    to  12/31/2012       16.910059         18.838314          445,466.8835
  01/01/2013    to  12/31/2013       18.838314         21.403579          500,554.3271
============   ==== ==========       =========         =========        ==============
 LEGG MASON VARIABLE LIFESTYLE ALLOCATION 70% SUB-ACCOUNT
  02/27/2006    to  12/31/2006       13.896844         14.532880           12,745.9843
  01/01/2007    to  12/31/2007       14.532880         14.864919           54,626.1571
  01/01/2008    to  12/31/2008       14.864919          9.844459           49,167.4825
  01/01/2009    to  12/31/2009        9.844459         12.888792           61,315.1800
  01/01/2010    to  12/31/2010       12.888792         14.602739           63,434.6016
  01/01/2011    to  12/31/2011       14.602739         14.301762           52,638.5998
  01/01/2012    to  12/31/2012       14.301762         16.144532           38,844.6226
  01/01/2013    to  12/31/2013       16.144532         19.374792           25,564.2099
============   ==== ==========       =========         =========        ==============
 LEGG MASON VARIABLE LIFESTYLE ALLOCATION 85% SUB-ACCOUNT
  02/27/2006    to  12/31/2006       14.549749         15.182541           11,640.2361
  01/01/2007    to  12/31/2007       15.182541         15.458245          216,103.7206
  01/01/2008    to  12/31/2008       15.458245          9.529688          721,004.0867
  01/01/2009    to  12/31/2009        9.529688         12.436637        1,092,468.8600
  01/01/2010    to  12/31/2010       12.436637         14.174869        1,277,213.9188
  01/01/2011    to  12/31/2011       14.174869         13.641752        1,419,336.3267
  01/01/2012    to  12/31/2012       13.641752         15.572693        1,572,113.4774
  01/01/2013    to  12/31/2013       15.572693         19.406012        1,541,549.1324
============   ==== ==========       =========         =========        ==============
 LEGG MASON PARTNERS VARIABLE INCOME TRUST
 LEGG MASON WESTERN ASSET VARIABLE ADJUSTABLE RATE INCOME SUB-ACCOUNT
  02/27/2006    to  12/31/2006       10.064183         10.294747          105,837.6877
  01/01/2007    to  12/31/2007       10.294747         10.278261          131,181.1505
  01/01/2008    to  12/31/2008       10.278261          7.980736           87,278.0413
  01/01/2009    to  12/31/2009        7.980736          9.230706           87,515.6900
  01/01/2010    to  12/31/2010        9.230706          9.929461           68,212.4658
  01/01/2011    to  04/29/2011        9.929461          9.814390                0.0000
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       15.532005         16.586039         208,942.8600
  01/01/2007    to  12/31/2007       16.586039         16.326966         492,150.9948
  01/01/2008    to  12/31/2008       16.326966         11.125682         464,594.9963
  01/01/2009    to  12/31/2009       11.125682         17.049176         508,386.9400
  01/01/2010    to  12/31/2010       17.049176         19.301473         609,062.1339
  01/01/2011    to  12/31/2011       19.301473         19.340355         746,857.2868
  01/01/2012    to  12/31/2012       19.340355         22.542599         894,934.9428
  01/01/2013    to  12/31/2013       22.542599         23.599352       1,028,276.7526
============   ==== ==========       =========         =========       ==============
 MET INVESTORS SERIES TRUST
 INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  05/04/2009    to  12/31/2009        7.248246          9.050430       2,906,668.4200
  01/01/2010    to  12/31/2010        9.050430         10.242106       3,428,373.7229
  01/01/2011    to  12/31/2011       10.242106          9.942277       3,869,390.2064
  01/01/2012    to  12/31/2012        9.942277         11.607402       3,894,963.3888
  01/01/2013    to  12/31/2013       11.607402         15.481667       4,014,908.3476
============   ==== ==========       =========         =========       ==============
 INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B) AND BEFORE THAT VAN KAMPEN LIFE
INVESTMENT
  TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II))
  02/27/2006    to  12/31/2006       13.911708         15.477821         552,250.0778
  01/01/2007    to  12/31/2007       15.477821         14.891154       1,300,816.8174
  01/01/2008    to  12/31/2008       14.891154          9.416936       1,594,351.7490
  01/01/2009    to  05/01/2009        9.416936          9.136104               0.0000
============   ==== ==========       =========         =========       ==============
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  02/27/2006    to  12/31/2006       13.987623         14.584886         715,236.5733
  01/01/2007    to  12/31/2007       14.584886         15.957165         712,915.0942
  01/01/2008    to  12/31/2008       15.957165          9.631096         686,333.4262
  01/01/2009    to  12/31/2009        9.631096         12.696435         725,972.8200
  01/01/2010    to  12/31/2010       12.696435         15.782371         733,793.5089
  01/01/2011    to  12/31/2011       15.782371         15.379785       1,022,953.0961
  01/01/2012    to  12/31/2012       15.379785         17.911571       1,116,176.2466
  01/01/2013    to  12/31/2013       17.911571         24.734051       1,132,081.2091
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - CONVERTIBLE SECURITIES SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       17.582960         18.564980            5,712.6937
  01/01/2007    to  12/31/2007       18.564980         19.539590            5,719.1800
  01/01/2008    to  12/31/2008       19.539590         15.706333            4,220.8390
  01/01/2009    to  12/31/2009       15.706333         21.216459            3,794.6800
  01/01/2010    to  12/31/2010       21.216459         23.654772            3,771.6996
  01/01/2011    to  12/31/2011       23.654772         24.428019            3,720.4084
  01/01/2012    to  12/31/2012       24.428019         27.237049            3,700.6118
  01/01/2013    to  12/31/2013       27.237049         29.023280            3,171.0048
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  02/27/2006    to  12/31/2006       13.907417         15.975005          849,134.1505
  01/01/2007    to  12/31/2007       15.975005         17.827392          981,756.7932
  01/01/2008    to  12/31/2008       17.827392         10.121297        1,102,778.8241
  01/01/2009    to  12/31/2009       10.121297         13.117935        1,248,072.5200
  01/01/2010    to  12/31/2010       13.117935         14.396532        1,361,449.3782
  01/01/2011    to  12/31/2011       14.396532         12.663042        1,432,480.6677
  01/01/2012    to  12/31/2012       12.663042         14.557637        1,455,475.4558
  01/01/2013    to  12/31/2013       14.557637         17.102618        1,409,196.6028
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND/VA
  SUB-ACCOUNT (SERVICE SHARES))
  02/27/2006    to  04/30/2006       75.283351         76.071321            1,559.9288
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  02/27/2006    to  12/31/2006       17.553499         19.115723           60,684.0398
  01/01/2007    to  12/31/2007       19.115723         20.008676          125,791.6470
  01/01/2008    to  12/31/2008       20.008676         11.715866          161,990.0578
  01/01/2009    to  12/31/2009       11.715866         16.135099          164,440.7400
  01/01/2010    to  12/31/2010       16.135099         18.426604          154,110.6685
  01/01/2011    to  12/31/2011       18.426604         16.626982          140,264.7059
  01/01/2012    to  12/31/2012       16.626982         19.846361          121,723.2208
  01/01/2013    to  12/31/2013       19.846361         24.851865          842,910.9411
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010       13.612355         14.241746           58,815.3887
  01/01/2011    to  12/31/2011       14.241746         13.062475          702,783.3076
  01/01/2012    to  12/31/2012       13.062475         15.725398          782,697.7006
  01/01/2013    to  04/26/2013       15.725398         16.712427                0.0000
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN TEMPLETON
VARIABLE
  INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  02/27/2006    to  12/31/2006       16.207204         18.684055         205,602.4072
  01/01/2007    to  12/31/2007       18.684055         18.836352         449,253.2704
  01/01/2008    to  12/31/2008       18.836352         10.701719         596,545.0521
  01/01/2009    to  12/31/2009       10.701719         13.821411         810,857.3700
  01/01/2010    to  12/31/2010       13.821411         14.622522         832,841.9252
  01/01/2011    to  04/29/2011       14.622522         16.309009               0.0000
============   ==== ==========       =========         =========       ==============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG MASON
PARTNERS
  VARIABLE EQUITY TRUST - LEGG MASON BATTERYMARCH VARIABLE GLOBAL EQUITY SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       16.473511         18.006165          19,322.6583
  01/01/2007    to  12/31/2007       18.006165         18.607889          34,202.6896
  01/01/2008    to  12/31/2008       18.607889         10.756593          31,518.9518
  01/01/2009    to  12/31/2009       10.756593         12.805714          32,869.5700
  01/01/2010    to  04/30/2010       12.805714         13.567722               0.0000
============   ==== ==========       =========         =========       ==============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - PIONEER FUND SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       17.660900         19.440487          52,766.7149
  01/01/2007    to  12/31/2007       19.440487         20.107934         107,741.5402
  01/01/2008    to  12/31/2008       20.107934         13.303436         301,094.5251
  01/01/2009    to  12/31/2009       13.303436         16.235598         906,565.2000
  01/01/2010    to  12/31/2010       16.235598         18.588559       1,579,229.6415
  01/01/2011    to  12/31/2011       18.588559         17.479626       2,417,545.9157
  01/01/2012    to  12/31/2012       17.479626         19.041558       3,075,981.8233
  01/01/2013    to  12/31/2013       19.041558         24.962646       3,096,551.8472
============   ==== ==========       =========         =========       ==============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - PIONEER STRATEGIC INCOME SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       18.269786         18.976282         495,496.3589
  01/01/2007    to  12/31/2007       18.976282         19.934673       1,126,454.2201
  01/01/2008    to  12/31/2008       19.934673         17.527708       1,721,868.9017
  01/01/2009    to  12/31/2009       17.527708         22.980047       2,720,519.5100
  01/01/2010    to  12/31/2010       22.980047         25.394296       3,866,966.6869
  01/01/2011    to  12/31/2011       25.394296         25.925019       5,224,065.0824
  01/01/2012    to  12/31/2012       25.925019         28.505772       6,402,421.7800
  01/01/2013    to  12/31/2013       28.505772         28.515147       7,260,952.6022
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       18.954056         17.317227         1,108,343.4965
  01/01/2008    to  12/31/2008       17.317227         11.971285           937,217.2225
  01/01/2009    to  12/31/2009       11.971285         14.912405           926,217.7600
  01/01/2010    to  12/31/2010       14.912405         17.613554           932,436.2940
  01/01/2011    to  12/31/2011       17.613554         15.792798           916,113.9580
  01/01/2012    to  12/31/2012       15.792798         18.354655           769,354.2937
  01/01/2013    to  12/31/2013       18.354655         23.948419           692,956.4398
============   ==== ==========       =========         =========         ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VARIABLE TRUST - PUTNAM VT SMALL CAP VALUE SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       24.844317         26.248164            65,680.3030
  01/01/2007    to  04/27/2007       26.248164         28.038574                 0.0000
============   ==== ==========       =========         =========         ==============
 METROPOLITAN SERIES FUND
 BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  02/27/2006    to  12/31/2006       16.338887         17.666076            45,052.5113
  01/01/2007    to  12/31/2007       17.666076         19.153875            92,690.6433
  01/01/2008    to  12/31/2008       19.153875         10.520409            86,574.6049
  01/01/2009    to  12/31/2009       10.520409         12.631977            77,100.9900
  01/01/2010    to  12/31/2010       12.631977         13.297778            72,139.1868
  01/01/2011    to  12/31/2011       13.297778         10.462743            66,481.5676
  01/01/2012    to  12/31/2012       10.462743         12.302257            45,320.0641
  01/01/2013    to  12/31/2013       12.302257         13.953689           598,006.4459
============   ==== ==========       =========         =========         ==============
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
  05/01/2006    to  12/31/2006       44.544258         46.372983             2,057.4877
  01/01/2007    to  12/31/2007       46.372983         48.477837             1,201.5369
  01/01/2008    to  12/31/2008       48.477837         46.049828             1,048.7113
  01/01/2009    to  12/31/2009       46.049828         49.582034               933.2300
  01/01/2010    to  12/31/2010       49.582034         52.840839               946.7676
  01/01/2011    to  12/31/2011       52.840839         55.391269               953.3229
  01/01/2012    to  12/31/2012       55.391269         58.591105               931.7030
  01/01/2013    to  12/31/2013       58.591105         57.192111               831.7030
============   ==== ==========       =========         =========         ==============
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
  (FORMERLY TRAVELERS SERIES TRUST - TRAVELERS MANAGED INCOME SUB-ACCOUNT)
  02/27/2006    to  04/30/2006       15.555350         15.425703             5,611.7256
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A))
   05/04/2009                             to  12/31/2009       10.476109         13.202115           60,546.7600
   01/01/2010                             to  12/31/2010       13.202115         15.583393           55,023.3090
   01/01/2011                             to  12/31/2011       15.583393         13.978448           46,824.6923
   01/01/2012                             to  12/31/2012       13.978448         15.748288           36,491.0906
   01/01/2013                             to  12/31/2013       15.748288         20.822627           37,607.4297
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT FI LARGE CAP
  SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - LARGE CAP SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       17.323111         17.554849            8,814.3374
   01/01/2007                             to  12/31/2007       17.554849         17.973892           17,201.1665
   01/01/2008                             to  12/31/2008       17.973892          9.770216           14,385.0153
   01/01/2009                             to  05/01/2009        9.770216         10.198589                0.0000
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET/AIM
  CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - AIM CAPITAL
  APPRECIATION SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       14.564251         14.605328           18,777.3123
   01/01/2007                             to  12/31/2007       14.605328         16.101595           32,950.9010
   01/01/2008                             to  12/31/2008       16.101595          9.097531           50,625.9949
   01/01/2009                             to  05/01/2009        9.097531          8.649652                0.0000
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
   05/03/2010                             to  12/31/2010       13.529192         13.395302        1,056,588.1683
   01/01/2011                             to  12/31/2011       13.395302         13.196406        1,224,035.3301
   01/01/2012                             to  12/31/2012       13.196406         12.998860        1,153,558.0897
   01/01/2013                             to  12/31/2013       12.998860         12.805324          957,867.7806
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
  (FORMERLY LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON WESTERN ASSET VARIABLE MONEY
  MARKET SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       12.837787         13.185125          409,918.9985
   01/01/2007                             to  12/31/2007       13.185125         13.625588        1,027,462.5952
   01/01/2008                             to  12/31/2008       13.625588         13.771720        1,645,786.4151
   01/01/2009                             to  12/31/2009       13.771720         13.597020        1,183,740.8700
   01/01/2010                             to  04/30/2010       13.597020         13.530860                0.0000
=============                            ==== ==========       =========         =========        ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS B)
   05/02/2011                             to  12/31/2011       15.488492         13.706576           19,138.0731
   01/01/2012                             to  12/31/2012       13.706576         15.204967           16,296.8619
   01/01/2013                             to  12/31/2013       15.204967         19.975312           15,229.3192
=============                            ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON PARTNERS VARIABLE EQUITY TRUST - LEGG MASON CLEARBRIDGE VARIABLE
CAPITAL
  SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       15.497328         16.751116           10,926.5206
  01/01/2007    to  12/31/2007       16.751116         16.804944           27,855.8205
  01/01/2008    to  12/31/2008       16.804944          9.578999           25,623.6780
  01/01/2009    to  12/31/2009        9.578999         13.234253           26,416.4900
  01/01/2010    to  12/31/2010       13.234253         14.688265           24,455.0099
  01/01/2011    to  04/29/2011       14.688265         15.523304                0.0000
============   ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       12.230202          8.105624          932,834.4034
  01/01/2009    to  12/31/2009        8.105624         11.144049          960,751.0700
  01/01/2010    to  12/31/2010       11.144049         12.220261          944,079.1595
  01/01/2011    to  12/31/2011       12.220261         12.065387          919,636.0423
  01/01/2012    to  12/31/2012       12.065387         13.733793        1,922,764.7277
  01/01/2013    to  12/31/2013       13.733793         18.498998        1,760,857.6136
============   ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006        8.944539          9.123759        2,000,058.6283
  01/01/2007    to  12/31/2007        9.123759         10.271393        2,041,909.8369
  01/01/2008    to  12/31/2008       10.271393          5.469755        2,032,539.1654
  01/01/2009    to  12/31/2009        5.469755          7.743159        1,892,876.1200
  01/01/2010    to  12/31/2010        7.743159          8.344698        1,839,185.2455
  01/01/2011    to  12/31/2011        8.344698          8.107217        1,754,395.1770
  01/01/2012    to  04/27/2012        8.107217          9.117621                0.0000
============   ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY VAN KAMPEN LIFE INVESTMENT TRUST - STRATEGIC GROWTH SUB-ACCOUNT (CLASS II))
  02/27/2006    to  12/31/2006        5.003059          4.867368          247,445.3718
  01/01/2007    to  12/31/2007        4.867368          5.592499          410,631.3372
  01/01/2008    to  04/25/2008        5.592499          5.334631                0.0000
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
  05/01/2006    to  12/31/2006       41.643325         44.707307          105,048.4564
  01/01/2007    to  12/31/2007       44.707307         45.877203          189,986.0172
  01/01/2008    to  12/31/2008       45.877203         35.109560          150,639.3539
  01/01/2009    to  12/31/2009       35.109560         40.936528          129,050.5500
  01/01/2010    to  12/31/2010       40.936528         44.306116          128,295.1639
  01/01/2011    to  12/31/2011       44.306116         44.610823          106,085.0082
  01/01/2012    to  12/31/2012       44.610823         48.936077           90,446.8982
  01/01/2013    to  12/31/2013       48.936077         57.248968           85,051.5065
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                    1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
  (FORMERLY TRAVELERS SERIES TRUST - MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT)
   02/27/2006                             to  04/30/2006       24.879992         25.057072        21,675.8180
=============                            ==== ==========       =========         =========       ============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY MET INVESTORS SERIES TRUST - MFS (Reg. TM) VALUE SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       14.097359         16.064905        59,992.0387
   01/01/2007                             to  12/31/2007       16.064905         17.033208       138,466.6060
   01/01/2008                             to  12/31/2008       17.033208         11.321028       116,220.5652
   01/01/2009                             to  12/31/2009       11.321028         13.474380       136,724.8100
   01/01/2010                             to  12/31/2010       13.474380         14.790330       125,976.4784
   01/01/2011                             to  12/31/2011       14.790330         14.694709        89,201.9053
   01/01/2012                             to  12/31/2012       14.694709         16.885005        61,571.4738
   01/01/2013                             to  12/31/2013       16.885005         22.577230        68,959.8016
=============                            ==== ==========       =========         =========       ============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY FI VALUE LEADERS SUB-ACCOUNT (CLASS D))
   05/01/2006                             to  12/31/2006       20.939824         21.539455        13,563.2436
   01/01/2007                             to  12/31/2007       21.539455         22.084603        22,828.1610
   01/01/2008                             to  12/31/2008       22.084603         13.268753        21,536.0142
   01/01/2009                             to  12/31/2009       13.268753         15.909707        23,637.8100
   01/01/2010                             to  12/31/2010       15.909707         17.937578        20,123.1167
   01/01/2011                             to  12/31/2011       17.937578         16.566712        15,134.0726
   01/01/2012                             to  12/31/2012       16.566712         18.872223        10,451.7761
   01/01/2013                             to  04/26/2013       18.872223         20.780445             0.0000
=============                            ==== ==========       =========         =========       ============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY FI VALUE LEADERS SUB-ACCOUNT (CLASS D) AND BEFORE THAT TRAVELERS SERIES TRUST - EQUITY
  INCOME SUB-ACCOUNT)
   02/27/2006                             to  04/30/2006       20.872805         20.928453         5,836.0728
=============                            ==== ==========       =========         =========       ============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       16.341845         20.393533       242,456.7848
=============                            ==== ==========       =========         =========       ============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
   04/30/2007                             to  12/31/2007       17.605583         15.610081       307,336.3229
   01/01/2008                             to  12/31/2008       15.610081          9.487441       283,438.2465
   01/01/2009                             to  12/31/2009        9.487441         12.782003       280,786.9500
   01/01/2010                             to  12/31/2010       12.782003         15.470184       310,192.4101
   01/01/2011                             to  12/31/2011       15.470184         14.436229       309,824.2060
   01/01/2012                             to  12/31/2012       14.436229         14.971828       277,635.0208
   01/01/2013                             to  04/26/2013       14.971828         16.228423             0.0000
=============                            ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL
OPPORTUNITIES
  SUB-ACCOUNT (CLASS B))
  02/27/2006    to  12/31/2006       17.014387         17.788025            4,206.2711
  01/01/2007    to  04/27/2007       17.788025         19.331825                0.0000
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       34.755907         21.216657            8,546.3514
  01/01/2009    to  12/31/2009       21.216657         29.895857           14,831.0500
  01/01/2010    to  12/31/2010       29.895857         34.382161           13,596.8339
  01/01/2011    to  12/31/2011       34.382161         33.419066           13,149.4015
  01/01/2012    to  12/31/2012       33.419066         39.066518           12,328.8880
  01/01/2013    to  12/31/2013       39.066518         53.405117          105,056.8554
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - LARGE CAP GROWTH
SUB-ACCOUNT
  (CLASS B))
  02/27/2006    to  12/31/2006       35.155762         33.744981           10,736.2768
  01/01/2007    to  12/31/2007       33.744981         37.765228           11,480.4449
  01/01/2008    to  04/25/2008       37.765228         34.712602                0.0000
============   ==== ==========       =========         =========        ==============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  02/27/2006    to  12/31/2006       15.637517         15.981559          237,649.2315
  01/01/2007    to  12/31/2007       15.981559         16.377312          269,307.2655
  01/01/2008    to  12/31/2008       16.377312         16.046974          536,344.0675
  01/01/2009    to  12/31/2009       16.046974         16.453082          923,869.7500
  01/01/2010    to  12/31/2010       16.453082         17.098382        1,416,325.5878
  01/01/2011    to  12/31/2011       17.098382         17.731455        1,981,975.4953
  01/01/2012    to  12/31/2012       17.731455         17.998404        2,258,609.0782
  01/01/2013    to  12/31/2013       17.998404         17.569928        2,437,176.0147
============   ==== ==========       =========         =========        ==============
 PIONEER VARIABLE CONTRACTS TRUST
 PIONEER VCT MID CAP VALUE SUB-ACCOUNT (CLASS II)
  02/27/2006    to  12/31/2006       29.732926         31.881722           41,881.1473
  01/01/2007    to  12/31/2007       31.881722         33.083240          157,281.3772
  01/01/2008    to  12/31/2008       33.083240         21.587248          241,423.7534
  01/01/2009    to  12/31/2009       21.587248         26.638121          310,004.8200
  01/01/2010    to  12/31/2010       26.638121         30.937182          365,965.1989
  01/01/2011    to  12/31/2011       30.937182         28.697248          444,936.0481
  01/01/2012    to  12/31/2012       28.697248         31.328060          485,835.5126
  01/01/2013    to  12/31/2013       31.328060         40.969898          470,534.8767
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 UIF U.S. REAL ESTATE SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       24.127103         30.196524         197,640.0079
  01/01/2007    to  12/31/2007       30.196524         24.666676         481,513.9527
  01/01/2008    to  12/31/2008       24.666676         15.089759         569,118.0022
  01/01/2009    to  12/31/2009       15.089759         19.079756         687,918.5200
  01/01/2010    to  12/31/2010       19.079756         24.427670         676,191.2161
  01/01/2011    to  12/31/2011       24.427670         25.489341         768,548.9176
  01/01/2012    to  12/31/2012       25.489341         29.084038         821,608.1489
  01/01/2013    to  12/31/2013       29.084038         29.239437         897,618.8314
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II)
  (FORMERLY INVESCO V.I. VAN KAMPEN EQUITY AND INCOME SUB-ACCOUNT (SERIES II) AND BEFORE
THAT THE
  UNIVERSAL INSTITUTIONAL FUNDS, INC. - VAN KAMPEN UIF EQUITY AND INCOME SUB-ACCOUNT
(CLASS II))
  02/27/2006    to  12/31/2006       13.633794         14.740614         260,767.1380
  01/01/2007    to  12/31/2007       14.740614         14.947729         447,396.8992
  01/01/2008    to  12/31/2008       14.947729         11.339177         385,063.3100
  01/01/2009    to  12/31/2009       11.339177         13.627788         355,259.8100
  01/01/2010    to  12/31/2010       13.627788         14.980196         352,385.8555
  01/01/2011    to  12/31/2011       14.980196         14.507775         329,543.7015
  01/01/2012    to  12/31/2012       14.507775         15.996587         236,370.1673
  01/01/2013    to  12/31/2013       15.996587         19.601587         207,338.7181
============   ==== ==========       =========         =========         ============
 INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT (SERIES II)
  (FORMERLY INVESCO V.I. VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT (SERIES II) AND BEFORE
THAT VAN
  KAMPEN LIFE INVESTMENT TRUST - VAN KAMPEN LIT GROWTH AND INCOME SUB-ACCOUNT (CLASS II))
  02/27/2006    to  12/31/2006       12.486039         13.839873          95,246.8782
  01/01/2007    to  12/31/2007       13.839873         13.920598         160,284.1965
  01/01/2008    to  12/31/2008       13.920598          9.258399         137,697.4976
  01/01/2009    to  12/31/2009        9.258399         11.274251         127,380.8700
  01/01/2010    to  12/31/2010       11.274251         12.410878         120,408.3465
  01/01/2011    to  12/31/2011       12.410878         11.902334          97,520.4161
  01/01/2012    to  12/31/2012       11.902334         13.352627          78,396.8536
  01/01/2013    to  12/31/2013       13.352627         17.525497          67,645.3775
============   ==== ==========       =========         =========         ============
 AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
 AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       14.979006         13.368869           3,641.7589
  01/01/2009    to  12/31/2009       13.368869         14.770836           8,375.7600
  01/01/2010    to  12/31/2010       14.770836         15.426881          12,600.7243
  01/01/2011    to  12/31/2011       15.426881         16.061234          11,703.9507
  01/01/2012    to  12/31/2012       16.061234         16.604126          13,563.5639
  01/01/2013    to  12/31/2013       16.604126         15.939987          11,827.7414
============   ==== ==========       =========         =========         ============
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  02/27/2006    to  12/31/2006       21.638018         24.674348         221,748.9153
  01/01/2007    to  12/31/2007       24.674348         27.802126         557,663.2479
  01/01/2008    to  12/31/2008       27.802126         16.805311         813,745.3461
  01/01/2009    to  12/31/2009       16.805311         23.464680         772,738.7600
  01/01/2010    to  12/31/2010       23.464680         25.727692         751,223.5838
  01/01/2011    to  12/31/2011       25.727692         23.001092         674,424.0632
  01/01/2012    to  12/31/2012       23.001092         27.657611         587,637.2650
  01/01/2013    to  12/31/2013       27.657611         35.055334         516,251.1168
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       30.431408         15.352892         2,005.4849
  01/01/2009    to  12/31/2009       15.352892         24.297822         3,002.8000
  01/01/2010    to  12/31/2010       24.297822         29.184689         3,287.6548
  01/01/2011    to  12/31/2011       29.184689         23.153893         3,106.1905
  01/01/2012    to  12/31/2012       23.153893         26.845287         2,652.4098
  01/01/2013    to  12/31/2013       26.845287         33.789028         6,457.0444
============   ==== ==========      ==========        ==========       ============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  02/27/2006    to  12/31/2006      135.331558        142.180426        91,791.1800
  01/01/2007    to  12/31/2007      142.180426        156.715027       218,914.3639
  01/01/2008    to  12/31/2008      156.715027         86.145422       303,016.8978
  01/01/2009    to  12/31/2009       86.145422        117.836890       346,962.7500
  01/01/2010    to  12/31/2010      117.836890        137.219804       340,892.7018
  01/01/2011    to  12/31/2011      137.219804        128.883812       311,453.4775
  01/01/2012    to  12/31/2012      128.883812        149.068839       282,016.4665
  01/01/2013    to  12/31/2013      149.068839        190.293190       248,356.2688
============   ==== ==========      ==========        ==========       ============
 AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  02/27/2006    to  12/31/2006       94.117028        103.355634        88,920.0564
  01/01/2007    to  12/31/2007      103.355634        106.513412       234,576.4593
  01/01/2008    to  12/31/2008      106.513412         64.948137       297,107.8143
  01/01/2009    to  12/31/2009       64.948137         83.634466       322,631.5000
  01/01/2010    to  12/31/2010       83.634466         91.438317       318,190.8423
  01/01/2011    to  12/31/2011       91.438317         88.078960       294,722.1646
  01/01/2012    to  12/31/2012       88.078960        101.520096       266,098.5053
  01/01/2013    to  12/31/2013      101.520096        132.979921       227,492.2933
============   ==== ==========      ==========        ==========       ============
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
  02/27/2006    to  12/31/2006       33.550163         34.799529        27,963.3919
  01/01/2007    to  12/31/2007       34.799529         39.377755        58,191.9378
  01/01/2008    to  12/31/2008       39.377755         23.331896        59,136.0268
  01/01/2009    to  12/31/2009       23.331896         31.993263        53,941.8700
  01/01/2010    to  12/31/2010       31.993263         40.360787        47,913.7218
  01/01/2011    to  12/31/2011       40.360787         35.304468        40,812.8423
  01/01/2012    to  12/31/2012       35.304468         39.680695        33,773.7312
  01/01/2013    to  12/31/2013       39.680695         52.899844        28,489.1771
============   ==== ==========      ==========        ==========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 FRANKLIN INCOME SECURITIES SUB-ACCOUNT (CLASS 2)
  02/27/2006    to  12/31/2006       36.959473         41.339697           39,467.4989
  01/01/2007    to  12/31/2007       41.339697         42.081171           96,212.3760
  01/01/2008    to  12/31/2008       42.081171         29.042262           85,723.7732
  01/01/2009    to  12/31/2009       29.042262         38.639163           68,796.9600
  01/01/2010    to  12/31/2010       38.639163         42.716930           64,965.8962
  01/01/2011    to  12/31/2011       42.716930         42.914054           54,119.0331
  01/01/2012    to  12/31/2012       42.914054         47.429326           39,288.9412
  01/01/2013    to  12/31/2013       47.429326         53.024685           34,087.8250
============   ==== ==========       =========         =========        ==============
 MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2)
  02/27/2006    to  12/31/2006       20.168239         22.555705           58,954.5055
  01/01/2007    to  12/31/2007       22.555705         22.898966          123,194.8212
  01/01/2008    to  12/31/2008       22.898966         14.129227          115,634.7360
  01/01/2009    to  12/31/2009       14.129227         17.474495          109,419.7100
  01/01/2010    to  12/31/2010       17.474495         19.065259          105,994.1288
  01/01/2011    to  12/31/2011       19.065259         18.512191          101,717.8247
  01/01/2012    to  12/31/2012       18.512191         20.749021           61,552.4210
  01/01/2013    to  12/31/2013       20.749021         26.112296           47,960.7713
============   ==== ==========       =========         =========        ==============
 LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I))
  02/27/2006    to  12/31/2006       13.249004         13.368420          662,622.7655
  01/01/2007    to  12/31/2007       13.368420         13.312838          960,672.1318
  01/01/2008    to  12/31/2008       13.312838          7.783649        1,021,700.5794
  01/01/2009    to  12/31/2009        7.783649         10.277139          997,620.9900
  01/01/2010    to  12/31/2010       10.277139         12.605874          880,801.4030
  01/01/2011    to  12/31/2011       12.605874         12.674697          692,638.7594
  01/01/2012    to  12/31/2012       12.674697         14.763175          558,492.7944
  01/01/2013    to  12/31/2013       14.763175         21.406789          485,164.1014
============   ==== ==========       =========         =========        ==============
 CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I) AND
BEFORE THAT
  LEGG MASON PARTNERS INVESTMENT SERIES - LEGG MASON PARTNERS VARIABLE PREMIER SELECTIONS
ALL CAP
  GROWTH SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       11.936342         12.147444                0.0000
  01/01/2007    to  04/27/2007       12.147444         12.918236                0.0000
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 CLEARBRIDGE VARIABLE ALL CAP VALUE SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE SUB-ACCOUNT (CLASS
I))
  02/27/2006    to  12/31/2006       30.168334         33.355847         122,069.1998
  01/01/2007    to  12/31/2007       33.355847         33.139675         174,970.8661
  01/01/2008    to  12/31/2008       33.139675         20.620846         155,322.4273
  01/01/2009    to  12/31/2009       20.620846         26.172703         153,057.1100
  01/01/2010    to  12/31/2010       26.172703         29.944517         131,036.3449
  01/01/2011    to  12/31/2011       29.944517         27.561428         113,866.1965
  01/01/2012    to  12/31/2012       27.561428         31.090346          86,808.1365
  01/01/2013    to  12/31/2013       31.090346         40.317742          79,541.0250
============   ==== ==========       =========         =========         ============
 CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I))
  02/27/2006    to  12/31/2006       26.937384         29.700698         124,383.3077
  01/01/2007    to  12/31/2007       29.700698         31.593728         203,747.5661
  01/01/2008    to  12/31/2008       31.593728         21.910820         184,585.5565
  01/01/2009    to  12/31/2009       21.910820         26.252994         183,475.0800
  01/01/2010    to  12/31/2010       26.252994         29.011492         172,671.7855
  01/01/2011    to  12/31/2011       29.011492         29.207889         157,966.6898
  01/01/2012    to  12/31/2012       29.207889         33.225792         134,079.4810
  01/01/2013    to  12/31/2013       33.225792         42.381163         138,155.2970
============   ==== ==========       =========         =========         ============
 CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I) AND BEFORE
THAT LEGG
  MASON PARTNERS INVESTMENT SERIES - LEGG MASON PARTNERS VARIABLE GROWTH AND INCOME
SUB-ACCOUNT)
  02/27/2006    to  12/31/2006        9.357200         10.052154          17,323.6195
  01/01/2007    to  04/27/2007       10.052154         10.505683               0.0000
============   ==== ==========       =========         =========         ============
 CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
  (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II))
  11/12/2007    to  12/31/2007       16.332669         16.293538          32,515.6585
  01/01/2008    to  12/31/2008       16.293538         11.279715          16,128.8730
  01/01/2009    to  12/31/2009       11.279715         11.031052               0.0000
  01/01/2010    to  12/31/2010       11.031052         11.031052               0.0000
  01/01/2011    to  12/31/2011       11.031052         11.031052               0.0000
  01/01/2012    to  12/31/2012       11.031052         11.031052               0.0000
  01/01/2013    to  12/31/2013       11.031052         11.031052               0.0000
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                    1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
  (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II) AND BEFORE THAT LEGG
  MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO - LARGE CAP GROWTH AND VALUE SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       14.702755         15.846443        13,979.9069
   01/01/2007                             to  12/31/2007       15.846443         16.102074             0.0000
   01/01/2008                             to  12/31/2008       16.102074         16.102074             0.0000
   01/01/2009                             to  12/31/2009       16.102074         16.102074             0.0000
   01/01/2010                             to  12/31/2010       16.102074         16.102074             0.0000
   01/01/2011                             to  12/31/2011       16.102074         16.102074             0.0000
   01/01/2012                             to  12/31/2012       16.102074         16.102074             0.0000
   01/01/2013                             to  12/31/2013       16.102074         16.102074             0.0000
=============                            ==== ==========       =========         =========       ============
 CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS I))
   04/30/2007                             to  12/31/2007       12.112725         12.145826       276,659.9773
   01/01/2008                             to  12/31/2008       12.145826          7.743338       214,021.3434
   01/01/2009                             to  12/31/2009        7.743338          9.337802       201,553.8500
   01/01/2010                             to  12/31/2010        9.337802         10.285622       189,375.9284
   01/01/2011                             to  12/31/2011       10.285622         10.889373       295,307.1966
   01/01/2012                             to  12/31/2012       10.889373         12.201042       184,373.0572
   01/01/2013                             to  12/31/2013       12.201042         15.077007       169,786.1177
=============                            ==== ==========       =========         =========       ============
 CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS I) AND BEFORE
  THAT LEGG MASON CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006        8.354440          9.311602        81,927.9680
   01/01/2007                             to  12/31/2007        9.311602          9.724975       164,893.6510
   01/01/2008                             to  12/31/2008        9.724975          6.814072       212,232.9350
   01/01/2009                             to  12/31/2009        6.814072          8.161996       206,201.9200
   01/01/2010                             to  12/31/2010        8.161996          8.961654       190,701.8214
   01/01/2011                             to  04/29/2011        8.961654          9.726443             0.0000
=============                            ==== ==========       =========         =========       ============
 CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS I) AND BEFORE
  THAT LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME SUB-ACCOUNT (CLASS I))
   02/27/2006                             to  12/31/2006       10.930229         11.580733       197,030.2804
   01/01/2007                             to  04/27/2007       11.580733         12.163871             0.0000
=============                            ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS II)
  (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS
II) AND BEFORE
  THAT LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME SUB-ACCOUNT (CLASS II))
  02/27/2006    to  12/31/2006       13.365880         14.391323         3,560.0107
  01/01/2007    to  12/31/2007       14.391323         14.654814        54,466.8348
  01/01/2008    to  12/31/2008       14.654814          9.351563        71,858.3381
  01/01/2009    to  12/31/2009        9.351563         11.252254        85,479.9900
  01/01/2010    to  12/31/2010       11.252254         12.378389        85,440.1528
  01/01/2011    to  12/31/2011       12.378389         13.082432        70,981.3830
  01/01/2012    to  12/31/2012       13.082432         14.641750        55,256.6697
  01/01/2013    to  12/31/2013       14.641750         18.055953        47,040.0156
============   ==== ==========       =========         =========       ============
 CLEARBRIDGE VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I))
  02/27/2006    to  12/31/2006       13.133795         13.574951       147,175.9441
  01/01/2007    to  12/31/2007       13.574951         14.024911       233,695.3764
  01/01/2008    to  12/31/2008       14.024911          8.628575       188,561.0045
  01/01/2009    to  12/31/2009        8.628575         12.054244       160,639.3400
  01/01/2010    to  12/31/2010       12.054244         12.990464       127,360.5313
  01/01/2011    to  12/31/2011       12.990464         12.663535        94,074.1478
  01/01/2012    to  12/31/2012       12.663535         14.951993        64,058.4434
  01/01/2013    to  12/31/2013       14.951993         20.224450        54,475.3276
============   ==== ==========       =========         =========       ============
 CLEARBRIDGE VARIABLE LARGE CAP VALUE SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE SUB-ACCOUNT (CLASS I))
  02/27/2006    to  12/31/2006       14.611268         16.311456        88,004.6656
  01/01/2007    to  12/31/2007       16.311456         16.627079       131,964.4746
  01/01/2008    to  12/31/2008       16.627079         10.501683        46,106.8142
  01/01/2009    to  12/31/2009       10.501683         12.828591        50,299.4600
  01/01/2010    to  12/31/2010       12.828591         13.778564        44,921.2925
  01/01/2011    to  12/31/2011       13.778564         14.189365        42,986.4967
  01/01/2012    to  12/31/2012       14.189365         16.218621        37,711.8924
  01/01/2013    to  12/31/2013       16.218621         21.064666        38,951.2439
============   ==== ==========       =========         =========       ============
 CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I))
  02/27/2006    to  12/31/2006       12.880788         13.052421        79,292.6138
  01/01/2007    to  12/31/2007       13.052421         14.087358       173,692.6033
  01/01/2008    to  12/31/2008       14.087358          8.194524       205,373.4169
  01/01/2009    to  12/31/2009        8.194524         11.479470       215,992.5400
  01/01/2010    to  12/31/2010       11.479470         14.100105       191,648.3953
  01/01/2011    to  12/31/2011       14.100105         14.027092       180,727.1022
  01/01/2012    to  12/31/2012       14.027092         16.435373       202,209.2516
  01/01/2013    to  12/31/2013       16.435373         23.713750       222,812.3085
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LEGG MASON CLEARBRIDGE VARIABLE INVESTORS SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       21.330384         23.798315         1,838.9811
  01/01/2007    to  04/27/2007       23.798315         24.990345             0.0000
============   ==== ==========       =========         =========        ===========
 LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS SUB-ACCOUNT
  02/27/2006    to  12/31/2006       25.309155         26.263223         1,778.8538
  01/01/2007    to  12/31/2007       26.263223         28.574630         2,952.9916
  01/01/2008    to  12/31/2008       28.574630         20.969571         2,799.0653
  01/01/2009    to  12/31/2009       20.969571         25.274567         2,479.0300
  01/01/2010    to  12/31/2010       25.274567         27.812306         2,168.1154
  01/01/2011    to  12/31/2011       27.812306         27.284792         1,883.2393
  01/01/2012    to  12/31/2012       27.284792         29.636412           355.6613
  01/01/2013    to  12/31/2013       29.636412         34.518467           299.1095
============   ==== ==========       =========         =========        ===========
 LEGG MASON VARIABLE LIFESTYLE ALLOCATION 50% SUB-ACCOUNT
  02/27/2006    to  12/31/2006       14.508146         15.260928         7,701.6716
  01/01/2007    to  12/31/2007       15.260928         15.453230        32,525.3907
  01/01/2008    to  12/31/2008       15.453230         11.016595        32,275.9826
  01/01/2009    to  12/31/2009       11.016595         14.302860        28,263.3700
  01/01/2010    to  12/31/2010       14.302860         16.048064        27,166.8698
  01/01/2011    to  12/31/2011       16.048064         15.931270        26,189.7137
  01/01/2012    to  12/31/2012       15.931270         17.676708        24,136.6394
  01/01/2013    to  12/31/2013       17.676708         20.003653        21,690.0994
============   ==== ==========       =========         =========        ===========
 LEGG MASON VARIABLE LIFESTYLE ALLOCATION 70% SUB-ACCOUNT
  02/27/2006    to  12/31/2006       13.401924         13.968532         1,664.8131
  01/01/2007    to  12/31/2007       13.968532         14.230328         2,802.1376
  01/01/2008    to  12/31/2008       14.230328          9.386396         2,091.7204
  01/01/2009    to  12/31/2009        9.386396         12.240038         1,442.4500
  01/01/2010    to  12/31/2010       12.240038         13.812403         1,283.4088
  01/01/2011    to  12/31/2011       13.812403         13.473826         1,248.6965
  01/01/2012    to  12/31/2012       13.473826         15.148897           568.1400
  01/01/2013    to  12/31/2013       15.148897         18.107415           556.3731
============   ==== ==========       =========         =========        ===========
 LEGG MASON VARIABLE LIFESTYLE ALLOCATION 85% SUB-ACCOUNT
  02/27/2006    to  12/31/2006       14.031539         14.592922         3,851.2984
  01/01/2007    to  12/31/2007       14.592922         14.798275        25,154.6092
  01/01/2008    to  12/31/2008       14.798275          9.086222        25,497.4084
  01/01/2009    to  12/31/2009        9.086222         11.810570        25,451.0000
  01/01/2010    to  12/31/2010       11.810570         13.407618        25,500.6949
  01/01/2011    to  12/31/2011       13.407618         12.851943        25,632.8027
  01/01/2012    to  12/31/2012       12.851943         14.612233        18,871.7877
  01/01/2013    to  12/31/2013       14.612233         18.136491        18,314.5006
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 LEGG MASON PARTNERS VARIABLE INCOME TRUST
 LEGG MASON WESTERN ASSET VARIABLE ADJUSTABLE RATE INCOME SUB-ACCOUNT
  02/27/2006    to  12/31/2006        9.965510         10.159799           13,648.4936
  01/01/2007    to  12/31/2007       10.159799         10.102815           14,712.3761
  01/01/2008    to  12/31/2008       10.102815          7.813081           13,476.8974
  01/01/2009    to  12/31/2009        7.813081          9.000739           13,171.6700
  01/01/2010    to  12/31/2010        9.000739          9.643447           11,420.4302
  01/01/2011    to  04/29/2011        9.643447          9.519267                0.0000
============   ==== ==========       =========         =========        ==============
 WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       15.052997         16.020895          153,970.7061
  01/01/2007    to  12/31/2007       16.020895         15.707349          313,620.6894
  01/01/2008    to  12/31/2008       15.707349         10.660555          248,810.5475
  01/01/2009    to  12/31/2009       10.660555         16.271292          221,749.9100
  01/01/2010    to  12/31/2010       16.271292         18.347337          211,149.0673
  01/01/2011    to  12/31/2011       18.347337         18.311099          185,836.2569
  01/01/2012    to  12/31/2012       18.311099         21.257309          159,282.6649
  01/01/2013    to  12/31/2013       21.257309         22.164985          162,633.4127
============   ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST
 INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  05/04/2009    to  12/31/2009        7.132608          8.882604        1,218,858.0100
  01/01/2010    to  12/31/2010        8.882604         10.012092        1,238,932.9527
  01/01/2011    to  12/31/2011       10.012092          9.680265        1,192,582.7872
  01/01/2012    to  12/31/2012        9.680265         11.256169        1,085,759.6272
  01/01/2013    to  12/31/2013       11.256169         14.953317          962,441.7649
============   ==== ==========       =========         =========        ==============
 INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B) AND BEFORE THAT VAN KAMPEN LIFE
INVESTMENT
  TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II))
  02/27/2006    to  12/31/2006       13.611910         15.093749          144,707.8254
  01/01/2007    to  12/31/2007       15.093749         14.463343          268,785.7105
  01/01/2008    to  12/31/2008       14.463343          9.109676          251,670.7785
  01/01/2009    to  05/01/2009        9.109676          8.826232                0.0000
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  02/27/2006    to  12/31/2006       13.722781         14.260960         740,367.1024
  01/01/2007    to  12/31/2007       14.260960         15.540130         658,878.2034
  01/01/2008    to  12/31/2008       15.540130          9.341736         598,018.7953
  01/01/2009    to  12/31/2009        9.341736         12.265817         575,330.3900
  01/01/2010    to  12/31/2010       12.265817         15.186300         527,057.1915
  01/01/2011    to  12/31/2011       15.186300         14.739946         526,928.0550
  01/01/2012    to  12/31/2012       14.739946         17.097538         456,433.6971
  01/01/2013    to  12/31/2013       17.097538         23.515801         383,927.9575
============   ==== ==========       =========         =========       ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - CONVERTIBLE SECURITIES SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       16.904730         17.789320             344.4116
  01/01/2007    to  12/31/2007       17.789320         18.648075             383.2330
  01/01/2008    to  12/31/2008       18.648075         14.929674             378.7316
  01/01/2009    to  12/31/2009       14.929674         20.086916             376.1400
  01/01/2010    to  12/31/2010       20.086916         22.306076             387.5477
  01/01/2011    to  12/31/2011       22.306076         22.943537             432.6526
  01/01/2012    to  12/31/2012       22.943537         25.479238             415.6400
  01/01/2013    to  12/31/2013       25.479238         27.041835             421.2950
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  02/27/2006    to  12/31/2006       13.606408         15.577096       1,324,091.3409
  01/01/2007    to  12/31/2007       15.577096         17.313567       1,552,782.6006
  01/01/2008    to  12/31/2008       17.313567          9.790126       1,860,865.9098
  01/01/2009    to  12/31/2009        9.790126         12.638051       1,831,273.0100
  01/01/2010    to  12/31/2010       12.638051         13.814584       1,852,657.4975
  01/01/2011    to  12/31/2011       13.814584         12.102702       1,649,352.8241
  01/01/2012    to  12/31/2012       12.102702         13.857650       1,527,719.5204
  01/01/2013    to  12/31/2013       13.857650         16.215302       1,341,707.2310
============   ==== ==========       =========         =========       ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND/VA
  SUB-ACCOUNT (SERVICE SHARES))
  02/27/2006    to  04/30/2006       69.241341         69.920833               0.0000
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                    1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
   02/27/2006                             to  12/31/2006       16.933268         18.378755        10,170.8134
   01/01/2007                             to  12/31/2007       18.378755         19.160064        17,753.0966
   01/01/2008                             to  12/31/2008       19.160064         11.173950        15,885.2633
   01/01/2009                             to  12/31/2009       11.173950         15.327336        13,867.4200
   01/01/2010                             to  12/31/2010       15.327336         17.434330        12,182.8612
   01/01/2011                             to  12/31/2011       17.434330         15.668891        12,118.1195
   01/01/2012                             to  12/31/2012       15.668891         18.627747        10,397.7366
   01/01/2013                             to  12/31/2013       18.627747         23.232852        94,258.0068
=============                            ==== ==========       =========         =========       ============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
   05/03/2010                             to  12/31/2010       13.205224         13.779215         2,644.2150
   01/01/2011                             to  12/31/2011       13.779215         12.587852         8,926.8540
   01/01/2012                             to  12/31/2012       12.587852         15.093237         7,024.3290
   01/01/2013                             to  04/26/2013       15.093237         16.020201             0.0000
=============                            ==== ==========       =========         =========       ============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
   02/27/2006                             to  12/31/2006       16.026294         18.413863        52,118.1975
   01/01/2007                             to  12/31/2007       18.413863         18.489436       150,917.6692
   01/01/2008                             to  12/31/2008       18.489436         10.462470       145,703.3890
   01/01/2009                             to  12/31/2009       10.462470         13.458480       139,734.5600
   01/01/2010                             to  12/31/2010       13.458480         14.181769       133,570.1200
   01/01/2011                             to  04/29/2011       14.181769         15.796821             0.0000
=============                            ==== ==========       =========         =========       ============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG MASON PARTNERS
  VARIABLE EQUITY TRUST - LEGG MASON BATTERYMARCH VARIABLE GLOBAL EQUITY SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       16.250412         17.703038        38,976.6920
   01/01/2007                             to  12/31/2007       17.703038         18.221193        41,023.7378
   01/01/2008                             to  12/31/2008       18.221193         10.490791        38,488.3267
   01/01/2009                             to  12/31/2009       10.490791         12.439419        34,282.6000
   01/01/2010                             to  04/30/2010       12.439419         13.162357             0.0000
=============                            ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - PIONEER FUND SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       16.828584         18.462493           22,642.6230
  01/01/2007    to  12/31/2007       18.462493         19.019704           37,942.5321
  01/01/2008    to  12/31/2008       19.019704         12.532984           55,360.2915
  01/01/2009    to  12/31/2009       12.532984         15.234267           60,547.8700
  01/01/2010    to  12/31/2010       15.234267         17.372551           55,494.9967
  01/01/2011    to  12/31/2011       17.372551         16.271069           56,608.0436
  01/01/2012    to  12/31/2012       16.271069         17.653890           50,412.1902
  01/01/2013    to  12/31/2013       17.653890         23.051162           45,404.2525
============   ==== ==========       =========         =========        ==============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - PIONEER STRATEGIC INCOME SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       17.436785         18.050638          122,281.5062
  01/01/2007    to  12/31/2007       18.050638         18.886190          236,976.0284
  01/01/2008    to  12/31/2008       18.886190         16.539335          187,471.9103
  01/01/2009    to  12/31/2009       16.539335         21.597754          165,357.9000
  01/01/2010    to  12/31/2010       21.597754         23.771560          153,054.2928
  01/01/2011    to  12/31/2011       23.771560         24.171770          134,812.3443
  01/01/2012    to  12/31/2012       24.171770         26.471371          104,367.2208
  01/01/2013    to  12/31/2013       26.471371         26.374371          124,853.6653
============   ==== ==========       =========         =========        ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       18.560309         16.911972        1,570,748.0957
  01/01/2008    to  12/31/2008       16.911972         11.644231        1,420,010.1661
  01/01/2009    to  12/31/2009       11.644231         14.447080        1,421,514.0300
  01/01/2010    to  12/31/2010       14.447080         16.995902        1,385,790.3624
  01/01/2011    to  12/31/2011       16.995902         15.178255        1,244,939.9329
  01/01/2012    to  12/31/2012       15.178255         17.569665        1,102,051.2136
  01/01/2013    to  12/31/2013       17.569665         22.832759          968,971.6880
============   ==== ==========       =========         =========        ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VARIABLE TRUST - PUTNAM VT SMALL CAP VALUE SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       24.174330         25.455065           18,093.1143
  01/01/2007    to  04/27/2007       25.455065         27.155960                0.0000
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 METROPOLITAN SERIES FUND
 BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  02/27/2006    to  12/31/2006       15.397204         16.592333        15,766.0103
  01/01/2007    to  12/31/2007       16.592333         17.917499        20,585.1654
  01/01/2008    to  12/31/2008       17.917499          9.801840        20,929.8513
  01/01/2009    to  12/31/2009        9.801840         11.722194        18,646.9200
  01/01/2010    to  12/31/2010       11.722194         12.290848        19,091.3206
  01/01/2011    to  12/31/2011       12.290848          9.631909        18,599.8032
  01/01/2012    to  12/31/2012        9.631909         11.279927        11,622.6078
  01/01/2013    to  12/31/2013       11.279927         12.743071       379,136.4704
============   ==== ==========       =========         =========       ============
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
  05/01/2006    to  12/31/2006       40.678866         42.236756        67,858.9791
  01/01/2007    to  12/31/2007       42.236756         43.976696       207,385.4741
  01/01/2008    to  12/31/2008       43.976696         41.606915       239,352.7017
  01/01/2009    to  12/31/2009       41.606915         44.619577       251,180.2900
  01/01/2010    to  12/31/2010       44.619577         47.362468       261,510.1248
  01/01/2011    to  12/31/2011       47.362468         49.450896       240,269.8858
  01/01/2012    to  12/31/2012       49.450896         52.097700       235,627.7855
  01/01/2013    to  12/31/2013       52.097700         50.650728       221,747.7576
============   ==== ==========       =========         =========       ============
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
  (FORMERLY TRAVELERS SERIES TRUST - TRAVELERS MANAGED INCOME SUB-ACCOUNT)
  02/27/2006    to  04/30/2006       14.843788         14.710555        31,131.0989
============   ==== ==========       =========         =========       ============
 BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A))
  05/04/2009    to  12/31/2009        9.957605         12.515666        81,338.9400
  01/01/2010    to  12/31/2010       12.515666         14.714227        77,488.4327
  01/01/2011    to  12/31/2011       14.714227         13.146198       160,741.9580
  01/01/2012    to  12/31/2012       13.146198         14.751255       115,771.2926
  01/01/2013    to  12/31/2013       14.751255         19.426520       110,500.3341
============   ==== ==========       =========         =========       ============
 BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT FI
LARGE CAP
  SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - LARGE CAP SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       16.677077         16.843752        33,778.4935
  01/01/2007    to  12/31/2007       16.843752         17.176578        64,148.7803
  01/01/2008    to  12/31/2008       17.176578          9.299325        79,730.5242
  01/01/2009    to  05/01/2009        9.299325          9.694132             0.0000
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                    1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET/AIM
  CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - AIM CAPITAL
  APPRECIATION SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       13.971073         13.963702         8,786.7408
   01/01/2007                             to  12/31/2007       13.963702         15.332447        21,894.5167
   01/01/2008                             to  12/31/2008       15.332447          8.628179        23,305.7680
   01/01/2009                             to  05/01/2009        8.628179          8.192498             0.0000
=============                            ==== ==========       =========         =========       ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
   05/03/2010                             to  12/31/2010       12.696063         12.537125       492,370.1727
   01/01/2011                             to  12/31/2011       12.537125         12.301800       655,981.5732
   01/01/2012                             to  12/31/2012       12.301800         12.069008       796,108.5507
   01/01/2013                             to  12/31/2013       12.069008         11.841853       597,463.9603
=============                            ==== ==========       =========         =========       ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
  (FORMERLY LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON WESTERN ASSET VARIABLE MONEY
  MARKET SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       12.250388         12.539852       255,972.9536
   01/01/2007                             to  12/31/2007       12.539852         12.906749       400,117.9031
   01/01/2008                             to  12/31/2008       12.906749         12.992957       643,944.1726
   01/01/2009                             to  12/31/2009       12.992957         12.776926       513,177.8300
   01/01/2010                             to  04/30/2010       12.776926         12.698046             0.0000
=============                            ==== ==========       =========         =========       ============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS B)
   05/02/2011                             to  12/31/2011       14.965334         13.208478         8,901.0406
   01/01/2012                             to  12/31/2012       13.208478         14.593635         6,676.1252
   01/01/2013                             to  12/31/2013       14.593635         19.095720         5,875.7961
=============                            ==== ==========       =========         =========       ============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON PARTNERS VARIABLE EQUITY TRUST - LEGG MASON CLEARBRIDGE VARIABLE CAPITAL
  SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       15.287432         16.469097       102,925.0623
   01/01/2007                             to  12/31/2007       16.469097         16.455696        99,077.2684
   01/01/2008                             to  12/31/2008       16.455696          9.342245        97,747.6948
   01/01/2009                             to  12/31/2009        9.342245         12.855633        84,099.7300
   01/01/2010                             to  12/31/2010       12.855633         14.211128        77,623.8810
   01/01/2011                             to  04/29/2011       14.211128         14.999464             0.0000
=============                            ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       11.928348          7.884117         1,205,306.5843
  01/01/2009    to  12/31/2009        7.884117         10.796267         1,267,227.0800
  01/01/2010    to  12/31/2010       10.796267         11.791672         1,209,148.2077
  01/01/2011    to  12/31/2011       11.791672         11.595850         1,169,936.9893
  01/01/2012    to  12/31/2012       11.595850         13.146384         2,050,566.0165
  01/01/2013    to  12/31/2013       13.146384         17.637135         1,690,461.6550
============   ==== ==========       =========         =========         ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006        8.744844          8.896428         2,832,565.6219
  01/01/2007    to  12/31/2007        8.896428          9.975273         2,475,304.2300
  01/01/2008    to  12/31/2008        9.975273          5.290726         2,165,339.9010
  01/01/2009    to  12/31/2009        5.290726          7.459833         1,922,818.3800
  01/01/2010    to  12/31/2010        7.459833          8.007296         1,691,155.4967
  01/01/2011    to  12/31/2011        8.007296          7.748428         1,493,748.8321
  01/01/2012    to  04/27/2012        7.748428          8.702779                 0.0000
============   ==== ==========       =========         =========         ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY VAN KAMPEN LIFE INVESTMENT TRUST - STRATEGIC GROWTH SUB-ACCOUNT (CLASS II))
  02/27/2006    to  12/31/2006        4.895148          4.746482           121,307.2677
  01/01/2007    to  12/31/2007        4.746482          5.431719           234,524.1150
  01/01/2008    to  04/25/2008        5.431719          5.174681                 0.0000
============   ==== ==========       =========         =========         ==============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
  05/01/2006    to  12/31/2006       38.593875         41.323770            39,453.8054
  01/01/2007    to  12/31/2007       41.323770         42.234935            81,818.4590
  01/01/2008    to  12/31/2008       42.234935         32.192599            83,415.7763
  01/01/2009    to  12/31/2009       32.192599         37.385653           107,294.3000
  01/01/2010    to  12/31/2010       37.385653         40.301543            98,178.7342
  01/01/2011    to  12/31/2011       40.301543         40.417121            87,104.0600
  01/01/2012    to  12/31/2012       40.417121         44.157900            75,794.1136
  01/01/2013    to  12/31/2013       44.157900         51.452990            72,605.1517
============   ==== ==========       =========         =========         ==============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
  (FORMERLY TRAVELERS SERIES TRUST - MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT)
  02/27/2006    to  04/30/2006       23.741801         23.895322            13,923.7847
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                    1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY MET INVESTORS SERIES TRUST - MFS (Reg. TM) VALUE SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       13.674599         15.531155        57,433.6218
   01/01/2007                             to  12/31/2007       15.531155         16.401201       276,376.3158
   01/01/2008                             to  12/31/2008       16.401201         10.857231       484,169.0684
   01/01/2009                             to  12/31/2009       10.857231         12.870772       519,340.1800
   01/01/2010                             to  12/31/2010       12.870772         14.071421       613,604.3795
   01/01/2011                             to  12/31/2011       14.071421         13.924754       580,189.4770
   01/01/2012                             to  12/31/2012       13.924754         15.936101       515,004.2257
   01/01/2013                             to  12/31/2013       15.936101         21.223453       585,796.8614
=============                            ==== ==========       =========         =========       ============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY FI VALUE LEADERS SUB-ACCOUNT (CLASS D))
   05/01/2006                             to  12/31/2006       20.145119         20.667096        25,916.1842
   01/01/2007                             to  12/31/2007       20.667096         21.105102        65,850.2767
   01/01/2008                             to  12/31/2008       21.105102         12.629339        83,566.2232
   01/01/2009                             to  12/31/2009       12.629339         15.082553        85,873.9000
   01/01/2010                             to  12/31/2010       15.082553         16.937177        86,580.7606
   01/01/2011                             to  12/31/2011       16.937177         15.580410        69,590.4522
   01/01/2012                             to  12/31/2012       15.580410         17.677460        69,876.5855
   01/01/2013                             to  04/26/2013       17.677460         19.440154             0.0000
=============                            ==== ==========       =========         =========       ============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY FI VALUE LEADERS SUB-ACCOUNT (CLASS D) AND BEFORE THAT TRAVELERS SERIES TRUST - EQUITY
  INCOME SUB-ACCOUNT)
   02/27/2006                             to  04/30/2006       20.094518         20.135063         7,982.6687
=============                            ==== ==========       =========         =========       ============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       18.825335         23.429616       542,020.0220
=============                            ==== ==========       =========         =========       ============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
   04/30/2007                             to  12/31/2007       17.191695         15.202206       776,179.4275
   01/01/2008                             to  12/31/2008       15.202206          9.202464       859,127.6895
   01/01/2009                             to  12/31/2009        9.202464         12.348579       862,876.0700
   01/01/2010                             to  12/31/2010       12.348579         14.886019       837,887.9147
   01/01/2011                             to  12/31/2011       14.886019         13.835741       797,356.2318
   01/01/2012                             to  12/31/2012       13.835741         14.291465       721,954.0860
   01/01/2013                             to  04/26/2013       14.291465         15.471275             0.0000
=============                            ==== ==========       =========         =========       ============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL OPPORTUNITIES
  SUB-ACCOUNT (CLASS B))
   02/27/2006                             to  12/31/2006       16.358133         17.044850         1,995.2850
   01/01/2007                             to  04/27/2007       17.044850         18.500026             0.0000
=============                            ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       32.620801         19.859242         1,094.1093
  01/01/2009    to  12/31/2009       19.859242         27.871528         2,607.4500
  01/01/2010    to  12/31/2010       27.871528         31.926230           906.4927
  01/01/2011    to  12/31/2011       31.926230         30.908300           862.9776
  01/01/2012    to  12/31/2012       30.908300         35.986557         1,841.1004
  01/01/2013    to  12/31/2013       35.986557         48.998491       116,037.6148
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - LARGE CAP GROWTH
SUB-ACCOUNT
  (CLASS B))
  02/27/2006    to  12/31/2006       33.283469         31.841130         1,260.0800
  01/01/2007    to  12/31/2007       31.841130         35.491550         1,384.4620
  01/01/2008    to  04/25/2008       35.491550         32.581227             0.0000
============   ==== ==========       =========         =========       ============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  02/27/2006    to  12/31/2006       14.944464         15.222294       106,625.8664
  01/01/2007    to  12/31/2007       15.222294         15.536642       140,960.3651
  01/01/2008    to  12/31/2008       15.536642         15.162330       179,344.5048
  01/01/2009    to  12/31/2009       15.162330         15.484010       198,771.0800
  01/01/2010    to  12/31/2010       15.484010         16.027078       214,528.5420
  01/01/2011    to  12/31/2011       16.027078         16.554340       212,384.0655
  01/01/2012    to  12/31/2012       16.554340         16.736131       147,056.0759
  01/01/2013    to  12/31/2013       16.736131         16.272485       146,200.7119
============   ==== ==========       =========         =========       ============
 PIONEER VARIABLE CONTRACTS TRUST
 PIONEER VCT MID CAP VALUE SUB-ACCOUNT (CLASS II)
  02/27/2006    to  12/31/2006       28.452866         30.407330        20,434.1682
  01/01/2007    to  12/31/2007       30.407330         31.426652        31,437.7556
  01/01/2008    to  12/31/2008       31.426652         20.423998        29,952.7575
  01/01/2009    to  12/31/2009       20.423998         25.102078        29,509.7500
  01/01/2010    to  12/31/2010       25.102078         29.036992        26,345.0564
  01/01/2011    to  12/31/2011       29.036992         26.827281        24,204.5813
  01/01/2012    to  12/31/2012       26.827281         29.169145        15,956.9552
  01/01/2013    to  12/31/2013       29.169145         37.994374        14,049.9690
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 UIF U.S. REAL ESTATE SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       23.669061         29.524510        83,166.1663
  01/01/2007    to  12/31/2007       29.524510         24.020844       166,469.2017
  01/01/2008    to  12/31/2008       24.020844         14.635531       156,358.0500
  01/01/2009    to  12/31/2009       14.635531         18.431448       155,697.6600
  01/01/2010    to  12/31/2010       18.431448         23.503631       122,982.0746
  01/01/2011    to  12/31/2011       23.503631         24.427479       103,573.9531
  01/01/2012    to  12/31/2012       24.427479         27.760631        70,714.6068
  01/01/2013    to  12/31/2013       27.760631         27.797527        67,137.0668
============   ==== ==========       =========         =========       ============





DISCONTINUED INVESTMENT PORTFOLIOS. The following Investment Portfolios are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Legg Mason Partners Variable Equity
Trust: ClearBridge Variable Equity Income Portfolio (Class I) (formerly Legg Mason ClearBridge Variable Equity Income Builder Portfolio) (closed effective April 30, 2007); (b) Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class A) (closed effective May 1, 2006), Oppenheimer Global Equity Portfolio (Class B) (closed effective April 29, 2013), and Third Avenue Small Cap Value Portfolio (Class B) (closed effective November 12, 2007); (c) Metropolitan Series Fund: Baillie Gifford International Stock Portfolio (formerly Artio International Stock Portfolio) (Class B) (closed effective April 30, 2012), BlackRock Bond Income Portfolio (Class E) (closed effective May 1, 2006), BlackRock Capital Appreciation Portfolio (Class A) (formerly BlackRock Legacy Large Cap Growth Portfolio) (closed effective May 4, 2009), Jennison Growth Portfolio (Class B) (closed effective April 30, 2012), Neuberger Berman Genesis Portfolio (Class B) (formerly Met/Templeton Growth Portfolio) (closed effective April 29, 2013), and WMC Core Equity Opportunities Portfolio (Class B) (formerly Davis Venture Value Portfolio) (closed effective May 1, 2011).



YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.


Effective as of May 1, 2006, the following Investment Portfolios of The Travelers Series Trust were merged: AIM Capital Appreciation Portfolio merged into Met/AIM Capital Appreciation Portfolio (Class A) of Met Investors Series Trust; Convertible Securities Portfolio merged into Lord Abbett Bond Debenture Portfolio (Class A) of Met Investors Series Trust; Equity Income Portfolio merged into FI Value Leaders Portfolio (Class D) of Metropolitan Series Fund; Large Cap Portfolio merged into FI Large Cap Portfolio (Class A) of Metropolitan Series Fund; MFS (Reg. TM) Total Return Portfolio merged into MFS (Reg. TM) Total Return Portfolio (Class F) of Metropolitan Series Fund; MFS (Reg. TM) Value Portfolio merged into MFS (Reg. TM) Value Portfolio (Class A) of Met Investors Series Trust; Pioneer Fund Portfolio merged into Pioneer Fund Portfolio (Class A) of Met Investors Series Trust; Pioneer Strategic Income Portfolio merged into Pioneer Strategic Income Portfolio (Class A) of Met Investors Series Trust; and Travelers Managed Income Portfolio merged into BlackRock Bond Income Portfolio (Class E) of Metropolitan Series Fund

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

Effective as of May 1, 2006, Oppenheimer Variable Account Funds: Oppenheimer Capital Appreciation Fund/VA (Service Shares) was replaced with Oppenheimer Capital Appreciation Portfolio (Class B) of Met Investors Series Trust.


Effective as of April 30, 2007, the following Investment Portfolios were merged: Legg Mason Partners Investment Series: Legg Mason Partners Variable Growth and Income Portfolio (single share class) merged into Legg Mason Partners Variable Portfolios II: Legg Mason Partners Variable Appreciation Portfolio (Class I); Legg Mason Partners Investment Series: Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio (single share class) merged into Legg Mason Partners Variable Portfolios III, Inc.: Legg Mason Partners Variable Aggressive Growth Portfolio (Class I); Legg Mason Partners Variable Portfolios II: Legg Mason Partners Variable Capital and Income Portfolio (single share class) merged into Legg Mason Partners Variable Portfolios IV: Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value (Class I); Legg Mason Partners Variable Portfolios III, Inc.: Legg Mason Partners Variable Large Cap Value Portfolio (single share class) merged into Legg Mason Partners Variable Portfolios I,
Inc.: Legg Mason Partners Variable Investors Portfolio (Class I); and Met Investors Series Trust: Met/Putnam Capital Opportunities Portfolio (Class B) merged into Met Investors Series Trust: Lazard Mid-Cap Portfolio (Class B).


Effective as of April 30, 2007, Putnam Variable Trust: Putnam VT Small Cap Value Fund (Class IB) was replaced with Third Avenue Small Cap Value Portfolio (Class B) of Met Investors Series Trust.


Effective as of April 28, 2008, AllianceBernstein Variable Products Series Fund, Inc.: AllianceBernstein Large Cap Growth Portfolio (Class B) was replaced with Metropolitan Series Fund: T. Rowe Price Large Cap Growth Portfolio (Class
B), and Van Kampen Life Investment Trust: Strategic Growth Portfolio (Class II) was replaced with Metropolitan Series Fund: Jennison Growth Portfolio (Class
B).


Effective as of April 28, 2008, Met Investors Series Trust: MFS (Reg. TM) Value Portfolio (Class A) merged into Metropolitan Series Fund: MFS (Reg. TM) Value Portfolio (Class A).


Effective as of May 4, 2009, Legg Mason Partners Variable Appreciation Portfolio (Class II) (closed effective November 12, 2007) was exchanged for Legg Mason Partners Variable Appreciation Portfolio (Class I).


Effective as of May 4, 2009, Van Kampen Life Investment Trust: Comstock Portfolio (Class II) was replaced with Met Investors Series Trust: Van Kampen Comstock Portfolio (Class B).


Effective as of May 4, 2009, Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A) merged into Metropolitan Series Fund:
BlackRock Legacy Large Cap Growth Portfolio (Class A).


Effective as of May 4, 2009, Metropolitan Series Fund: FI Large Cap Portfolio (Class A) merged into Metropolitan Series Fund: BlackRock Legacy Large Cap Growth Portfolio (Class A).


Effective as of May 3, 2010, Legg Mason Partners Variable Equity Trust: Legg Mason Batterymarch Variable Global Equity Portfolio (single share class) was replaced with Met Investors Series Trust: Met/Templeton Growth Portfolio (Class
B).


Effective as of May 3, 2010, Legg Mason Partners Variable Income Trust: Legg Mason Western Asset Variable Money Market Portfolio (single share class) was replaced with Metropolitan Series Fund: BlackRock Money Market Portfolio (Class
E).


Effective as of April 29, 2011, Legg Mason Partners Variable Income Trust: Legg Mason Western Asset Variable Adjustable Rate Income Portfolio (single share class) was liquidated.


Effective as of May 1, 2011, Franklin Templeton Variable Insurance Products
Trust: Templeton Growth Securities Fund (Class 2) (closed effective April 30,
2010) was replaced with Met Investors Series Trust: Met/Templeton Growth Portfolio (Class B).

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

Effective as of May 1, 2011, Legg Mason Partners Variable Equity Trust: Legg Mason ClearBridge Variable Capital Portfolio (single share class) was replaced with Metropolitan Series Fund: Davis Venture Value Portfolio (Class B) (closed effective May 1, 2011).


Effective as of May 1, 2011, Legg Mason Partners Variable Equity Trust: Legg Mason ClearBridge Variable Dividend Strategy Portfolio (single share class) merged into Legg Mason Partners Variable Equity Trust: Legg Mason ClearBridge Variable Equity Income Builder Portfolio (Class I) (closed effective May 1,
2011).


Effective as of April 30, 2012, Met Investors Series Trust: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Metropolitan Series Fund: Jennison Growth Portfolio (Class B).


Effective as of April 29, 2013, Met Investors Series Trust: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) (closed effective April 30, 2007) merged into Metropolitan Series Fund: Neuberger Berman Genesis Portfolio (Class B).


Effective as of April 29, 2013, Metropolitan Series Fund: FI Value Leaders Portfolio (Class D) merged into Metropolitan Series Fund: MFS (Reg. TM) Value Portfolio (Class A).


Effective as of April 29, 2013, Metropolitan Series Fund: Oppenheimer Global Equity Portfolio (Class B) (closed effective May 4, 2009) merged into Met Investors Series Trust: Met/Templeton Growth Portfolio (Class B). Also effective as of April 29, 2013, Met/Templeton Growth Portfolio changed its name to Oppenheimer Global Equity Portfolio.



Effective as of April 28, 2014, AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V. I. Growth and Income Fund (Series II) was replaced with Met Investors Series Trust: Invesco Comstock Portfolio (Class B).


Effective as of April 28, 2014, Legg Mason Partners Variable Equity Trust:
ClearBridge Variable All Cap Value Portfolio (Class I) was replaced with Met Investors Series Trust: T. Rowe Price Large Cap Value Portfolio (Class E).


Effective as of April 28, 2014, The Universal Institutional Funds, Inc.: U.S. Real Estate Portfolio (Class I) was replaced with Met Investors Series Trust:
Clarion Global Real Estate Portfolio (Class B).

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS


Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II)


AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a registered open-end management investment company with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following Series II portfolio is available under the contract:


INVESCO V.I. EQUITY AND INCOME FUND



INVESTMENT OBJECTIVE: The Invesco V.I. Equity and Income Fund seeks both capital appreciation and current income.




AMERICAN FUNDS INSURANCE SERIES (Reg. TM) (CLASS 2)


American Funds Insurance Series (Reg. TM) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:


AMERICAN FUNDS BOND FUND


INVESTMENT OBJECTIVE: The American Funds Bond Fund seeks as high a level of current income as is consistent with the preservation of capital.


AMERICAN FUNDS GLOBAL GROWTH FUND


INVESTMENT OBJECTIVE: The American Funds Global Growth Fund seeks long-term growth of capital.


AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND


INVESTMENT OBJECTIVE: The American Funds Global Small Capitalization Fund seeks long-term growth of capital.


AMERICAN FUNDS GROWTH FUND


INVESTMENT OBJECTIVE: The American Funds Growth Fund seeks growth of capital.


AMERICAN FUNDS GROWTH-INCOME FUND


INVESTMENT OBJECTIVE: The American Funds Growth-Income Fund seeks long-term growth of capital and income.



FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

Fidelity (Reg. TM) Variable Insurance Products is a variable insurance products fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. The following Service Class 2 portfolio is available under the contract:


MID CAP PORTFOLIO


SUBADVISER: FMR Co., Inc.


INVESTMENT OBJECTIVE: The Mid Cap Portfolio seeks long-term growth of capital.



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)


Franklin Templeton Variable Insurance Products Trust currently consists of multiple series (Funds). Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The portfolios available in connection with your contract are Class 2 shares. Franklin Advisers, Inc. is the investment advisor for Franklin Income VIP Fund, and Franklin Mutual Advisers, LLC is the investment advisor for Franklin Mutual Shares VIP Fund. The following Class 2 portfolios are available under the contract:

FRANKLIN INCOME VIP FUND (formerly Franklin Income Securities Fund)


INVESTMENT OBJECTIVE: The Franklin Income VIP Fund seeks to maximize income while maintaining prospects for capital appreciation.


FRANKLIN MUTUAL SHARES VIP FUND (formerly Mutual Shares Securities Fund)


INVESTMENT OBJECTIVE: The Franklin Mutual Shares VIP Fund seeks capital appreciation, with income as a secondary goal.




LEGG MASON PARTNERS VARIABLE EQUITY TRUST

Legg Mason Partners Variable Equity Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. The following single share class or, as noted, Class I or Class II portfolios are available under the contract:



CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO (CLASS I)


SUBADVISER: ClearBridge Investments, LLC


INVESTMENT OBJECTIVE: The ClearBridge Variable Aggressive Growth Portfolio seeks capital appreciation.


CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO (CLASS I)


SUBADVISER: ClearBridge Investments, LLC



INVESTMENT OBJECTIVE: The ClearBridge Variable Appreciation Portfolio seeks long-term appreciation of capital.



CLEARBRIDGE VARIABLE EQUITY INCOME PORTFOLIO (CLASS II)


SUBADVISER: ClearBridge Investments, LLC



INVESTMENT OBJECTIVE: The ClearBridge Variable Equity Income Portfolio seeks a high level of current income. Long-term capital appreciation is a secondary objective.



CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO (CLASS I)


SUBADVISER: ClearBridge Investments, LLC



INVESTMENT OBJECTIVE: The ClearBridge Variable Large Cap Growth Portfolio seeks long-term growth of capital.



CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO (CLASS I)


SUBADVISER: ClearBridge Investments, LLC



INVESTMENT OBJECTIVE: The ClearBridge Variable Large Cap Value Portfolio seeks long-term growth of capital. Current income is a secondary objective.



CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO (CLASS I)


SUBADVISER: ClearBridge Investments, LLC



INVESTMENT OBJECTIVE: The ClearBridge Variable Small Cap Growth Portfolio seeks long-term growth of capital.


LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO


SUBADVISER: Legg Mason Investment Counsel, LLC


INVESTMENT OBJECTIVE: The Legg Mason Investment Counsel Variable Social Awareness Portfolio seeks capital appreciation and retention of net investment income.



LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I)

Legg Mason Partners Variable Income Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. The following Class I portfolio is available under the contract:



WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO



SUBADVISERS: Western Asset Management Company; Western Asset Management Company Limited; and Western Asset Management Company Pte. Ltd.



INVESTMENT OBJECTIVE: The Western Asset Variable Global High Yield Bond Portfolio seeks to maximize total return.

MET INVESTORS SERIES TRUST

Met Investors Series Trust is managed by MetLife Advisers, LLC, which is an affiliate of MetLife Investors USA. Met Investors Series Trust is a mutual fund with multiple portfolios. The following portfolios are available under the contract:



CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS B)


SUBADVISER: CBRE Clarion Securities LLC


INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.


INVESCO COMSTOCK PORTFOLIO (CLASS B)



SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Comstock Portfolio seeks capital growth and income.


INVESCO SMALL CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Small Cap Growth Portfolio seeks long-term growth of capital.


MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO (CLASS B)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.


PIONEER FUND PORTFOLIO (CLASS A)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.


PIONEER STRATEGIC INCOME PORTFOLIO (CLASS A)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.



T. ROWE PRICE LARGE CAP VALUE PORTFOLIO (CLASS E)


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Value Portfolio seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.



METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors USA, is the investment adviser to each portfolio. The following portfolios are available under the contract:


BLACKROCK MONEY MARKET PORTFOLIO (CLASS E)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.


An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.


During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.


MFS (Reg. TM) TOTAL RETURN PORTFOLIO (CLASS F)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Total Return Portfolio seeks a favorable total return through investment in a diversified portfolio.


MFS (Reg. TM) VALUE PORTFOLIO (CLASS A)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Value Portfolio seeks capital appreciation.


T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: T. Rowe Price Associates, Inc.



INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Growth Portfolio seeks long-term growth of capital.

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO (CLASS B)


SUBADVISER: Western Asset Management Company


INVESTMENT OBJECTIVE: The Western Asset Management U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.



PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. Pioneer Investment Management, Inc. is the investment adviser to each portfolio. The following Class II portfolio is available under the contract:


PIONEER MID CAP VALUE VCT PORTFOLIO


INVESTMENT OBJECTIVE: The Pioneer Mid Cap Value VCT Portfolio seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.



LEGG MASON PARTNERS VARIABLE EQUITY TRUST


In addition to the Legg Mason Partners Variable Equity Trust portfolios listed above, the following portfolios are available under the contract. Legg Mason Partners Fund Advisor, LLC is the investment adviser and Legg Mason Global Asset Allocation, LLC is the subadviser to the portfolios.


LEGG MASON VARIABLE LIFESTYLE ALLOCATION 50%


INVESTMENT OBJECTIVE: The Legg Mason Variable Lifestyle Allocation 50% seeks a balance of growth of capital and income.


LEGG MASON VARIABLE LIFESTYLE ALLOCATION 70%


INVESTMENT OBJECTIVE: The Legg Mason Variable Lifestyle Allocation 70% seeks long-term growth of capital.


LEGG MASON VARIABLE LIFESTYLE ALLOCATION 85%


INVESTMENT OBJECTIVE: The Legg Mason Variable Lifestyle Allocation 85% seeks capital appreciation.

APPENDIX C

INVESTMENT PORTFOLIOS: MARKETING NAMES AND PROSPECTUS NAMES

In other written materials outside of this prospectus, we may market certain Investment Portfolios using different names. The following table lists the marketing names and the prospectus names for those Investment Portfolios that have marketing names.




MARKETING NAME                             PROSPECTUS NAME
----------------------------------------   -------------------------------------
     ClearBridge Variable              ClearBridge Variable Aggressive Growth
     Aggressive Growth                 Portfolio
     ClearBridge Variable              ClearBridge Variable Appreciation
     Appreciation                      Portfolio
     ClearBridge Variable Equity       ClearBridge Variable Equity Income
     Income                            Portfolio
     ClearBridge Variable Large Cap    ClearBridge Variable Large Cap Growth
     Growth                            Portfolio
     ClearBridge Variable Large Cap    ClearBridge Variable Large Cap Value
     Value                             Portfolio
     ClearBridge Variable Small Cap    ClearBridge Variable Small Cap Growth
     Growth                            Portfolio
     Fidelity VIP Mid Cap Portfolio    Mid Cap Portfolio
     Legg Mason Investment Counsel     Legg Mason Investment Counsel Variable
     Variable Social Awareness         Social Awareness Portfolio
     Money Market Portfolio            BlackRock Money Market Portfolio
     Western Asset Variable Global     Western Asset Variable Global High Yield
     High Yield Bond                   Bond Portfolio

APPENDIX D

DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit and the Annual Step-Up death benefit. The investment results shown in the examples below are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                      10/1/2014              $100,000
   B    Account Value                                 10/1/2015              $104,000
                                            (First Contract Anniversary)
   C    Death Benefit                              As of 10/1/2015           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                 10/1/2016              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                 10/1/2016              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                    10/2/2016              $  9,000
   G    Percentage Reduction in Account               10/2/2016                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                10/2/2016              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for              As of 10/2/2016           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                 10/2/2016              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2016 and 10/2/2016 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                           10/1/2014              $100,000
   B    Account Value                                      10/1/2015              $104,000
                                                 (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary              As of 10/1/2015           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                      10/1/2016              $ 90,000
                                                 (Second Contract Anniversary)

   E    Death Benefit (Highest Contract Year               10/1/2016              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                         10/2/2016              $  9,000
   G    Percentage Reduction in Account                    10/2/2016                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                     10/2/2016              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced               As of 10/2/2016           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                      10/2/2016              $ 93,600
                                                                                  (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2016 and 10/2/2016 are assumed to be equal prior to the withdrawal.

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY


                    METLIFE INVESTORS USA SEPARATE ACCOUNT A


                                      AND


                    METLIFE INVESTORS USA INSURANCE COMPANY


                                 PRIMELITE III


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED APRIL 28, 2014, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10426, DES MOINES, IOWA 50306-0426, OR CALL (888) 556-5412.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 28, 2014.


SAI-0414USAPRIMELITE III

TABLE OF CONTENTS                          PAGE



COMPANY.................................     3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM....................................     3
CUSTODIAN...............................     3
DISTRIBUTION............................     3
     Reduction or Elimination of the
     Withdrawal Charge..................     5
CALCULATION OF PERFORMANCE INFORMATION..     5
     Total Return.......................     5
     Historical Unit Values.............     6
     Reporting Agencies.................     6
ANNUITY PROVISIONS......................     6
     Variable Annuity...................     6
     Fixed Annuity......................     8
     Mortality and Expense Guarantee....     8
     Legal or Regulatory Restrictions
     on Transactions....................     8
ADDITIONAL FEDERAL TAX CONSIDERATIONS...     8
CONDENSED FINANCIAL INFORMATION.........    11
FINANCIAL STATEMENTS....................    45

COMPANY


MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York) and the District of Columbia. On October 11, 2006, MetLife Investors USA became a wholly-owned subsidiary of MetLife Insurance Company of Connecticut. We changed our name to MetLife Investors USA Insurance Company on January 8, 2001. On December 31, 2002, MetLife Investors USA became an indirect subsidiary of MetLife, Inc., a listed company on the New York Stock Exchange. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.





INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Sub-Accounts of MetLife Investors USA Separate Account A, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



The consolidated financial statements of MetLife Investors USA Insurance Company and subsidiary (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unmodified opinion and includes an other matter paragraph related to the Company being a member of a controlled group). Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.





CUSTODIAN


MetLife Investors USA Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.





DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.


The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.



MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 1095 Avenue of the Americas, New York, NY 10036. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.



Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:

                                           Aggregate Amount of
                                           Commissions Retained
                  Aggregate Amount of      by Distributor After
                  Commissions Paid to      Payments to Selling
Fiscal year           Distributor                 Firms
-------------    ---------------------    ---------------------
2013             $  456,083,088           $0
2012             $  689,121,186           $0
2011             $1,101,222,893           $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.



As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2013 ranged from $370 to $19,654,296.* The amount of commissions paid to selected selling firms during 2013 ranged from $0 to $58,087,068. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2013 ranged from $1,696 to $77,741,364.*



* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates First MetLife Investors Insurance Company, MetLife Investors Insurance Company and MetLife Insurance Company of Connecticut.



The following list sets forth the names of selling firms that received additional compensation in 2013 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.


Ameriprise Financial Services, Inc.
BBVA Compass Investment Solutions, Inc.

Capital Investments Group, Inc.
CCO Investment Services Corp.
Centaurus Financial, Inc.

Cetera Advisor Networks LLC

Cetera Financial Specialists LLC

CFD Investment, Inc.

Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.

Essex National Securities, Inc.

Financial Network Investment Corporation
First Allied Securities, Inc.
First Tennessee Brokerage, Inc.
Founders Financial Securities, LLC

FSC Securities Corporation

H. D. Vest Investment Services, Inc.

ING Financial Partners, Inc.
Investacorp, Inc.

Investment Centers of America, Inc.
Investment Professionals, Inc.

J.J.B. Hilliard, W.L. Lyons, LLC

Janney Montgomery Scott, LLC
Key Investment Services LLC

Lincoln Financial Advisors Corporation

Lincoln Financial Securities Corporation

Lincoln Investment Planning, Inc.

LPL Financial LLC

M&T Securities, Inc.
Merrill Lynch, Inc.

Morgan Stanley Smith Barney, LLC
Multi Financial Securities Corporation

National Planning Corporation

NEXT Financial Group
NFP Securities, Inc.
PFS Investments Inc.
Pioneer Funds Distributor, Inc.
PNC Investments LLC

PrimeVest Financial Services, Inc.

ProEquities, Inc.

Raymond James & Associates, Inc.

Raymond James Financial Services, Inc.
RBC Wealth Management
Royal Alliance Associates, Inc.

SII Investments, Inc.

Sammons Securities Company, LLC

Santander Securities, LLC.

Securities America, Inc.
Sigma Financial Corporation

Signator Investors, Inc.
Stifel, Nicolaus & Company, Incorporated

Transamerica Financial Advisors, Inc.
Triad Advisors, Inc.
UBS Financial Services, Inc.
U.S. Bancorp Investments, Inc.

United Planners' Financial Services of America

ValMark Securities, Inc.

Wall Street Financial Group, Inc.

Wells Fargo Advisors Financial Network, LLC

Wells Fargo Advisors, LLC

Woodbury Financial Services, Inc.


There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.



REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:


1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of Purchase Payments to be received will be considered. Per contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.


The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.




CALCULATION OF PERFORMANCE INFORMATION


TOTAL RETURN


From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.


Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges (including death benefit rider charges), the expenses for the underlying Investment Portfolio being advertised, and any applicable account fee and/or withdrawal charges. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


  P (1 + T)n = ERV


Where:

  P = a hypothetical initial payment of $1,000


  T = average annual total return


  n = number of years


  ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.



HISTORICAL UNIT VALUES


The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.


In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.



REPORTING AGENCIES


The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.


The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.


Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.




ANNUITY PROVISIONS


VARIABLE ANNUITY


A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.


The Adjusted Contract Value (Contract Value, less any applicable premium taxes and account fee) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable

Annuity Payment is determined as follows: The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


1. the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;

2. the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.

The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT - The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.


The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.


(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.


NET INVESTMENT FACTOR - The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:


A is (i) the net asset value per share of the portfolio at the end of the current Business Day; plus

    (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.

B is the net asset value per share of the portfolio for the immediately preceding Business Day.

C is (i) the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus

    (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:


o You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;

o Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and

o You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.


FIXED ANNUITY


A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the Annuity Date will be used to determine the fixed annuity monthly payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.



MORTALITY AND EXPENSE GUARANTEE


The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.



LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS


If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.





ADDITIONAL FEDERAL TAX CONSIDERATIONS




NON-QUALIFIED CONTRACTS


DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.


CHANGES TO TAX RULES AND INTERPRETATIONS


Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.


We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.


3.8% INVESTMENT TAX


The 3.8% investment tax applies to investment income earned in households making at least $250,000 ($200,000 single) and will result in the following top tax rates on investment income:

Capital Gains     Dividends     Other
    23.8%           43.4%       43.4%

The table above also incorporates the scheduled increase in the capital gains rate from 15% to 20%, and the scheduled increase in the dividends rate from 15% to 39.6%.

QUALIFIED CONTRACTS


Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.


TYPES OF QUALIFIED PLANS


The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.


IRA

Established by an individual, or employer as part of an employer plan.

SIMPLE

Established by a for-profit employer with fewer than 100 employees, based on IRA accounts for each participant.

SEP

Established by a for-profit employer, based on IRA accounts for each participant. Employer only contributions.

401(K), 401(A)

Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.

403(B) TAX SHELTERED ANNUITY ("TSA")

Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.

457(B) GOVERNMENTAL SPONSOR

Established by state and local governments, public schools (K-12), public colleges and universities.

457(B) NON-GOVERNMENTAL SPONSOR

Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

ADDITIONAL INFORMATION REGARDING 457(B) PLANS

A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may not use both the age 50 or older catch-up and the special one-time catch-up contribution in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.

403(A)

If your benefit under the 403(b) plan is worth more than $5,000, the Code requires that your annuity protect your spouse if you die before you receive any payments under the annuity or if you die while payments are being made. You may waive these requirements with the written consent of your spouse. In general, designating a Beneficiary other than your spouse is considered a waiver and requires your spouse's written consent. Waiving these requirements may cause your monthly benefit to increase during your lifetime. Special rules apply to the withdrawal of excess contributions.

ROTH ACCOUNT

Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.

ERISA


If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse's rights as described below.


Generally, the spouse must give qualified consent whenever you elect to:


(a) choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

(b) make certain withdrawals under plans for which a qualified consent is required;

(c)        name someone other than the spouse as your Beneficiary; or

(d)        use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated Beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.


The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.


If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.


COMPARISON OF PLAN LIMITS FOR INDIVIDUAL CONTRIBUTIONS


(1)   IRA: elective contribution: $5,500; catch-up contribution: $1,000

(2)   SIMPLE: elective contribution: $12,000; catch-up contribution: $2,500

(3)   401(K): elective contribution: $17,500; catch-up contribution: $5,500

(4)   SEP/401(A): (employer contributions only)

(5)   403(B) (TSA): elective contribution: $17,500; catch-up contribution:
      $5,500

(6)   457(B): elective contribution: $17,500; catch-up contribution: $5,500

Dollar limits are for 2014 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions not to exceed the greater of $52,000 or 25% of an employee's compensation for 2014.


FEDERAL ESTATE TAXES


While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.


GENERATION-SKIPPING TRANSFER TAX


Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2013. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.






                                     1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF         OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  -------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II)
 (FORMERLY INVESCO V.I. VAN KAMPEN EQUITY AND INCOME SUB-ACCOUNT (SERIES II) AND BEFORE THAT THE
 UNIVERSAL INSTITUTIONAL FUNDS, INC. - VAN KAMPEN UIF EQUITY AND INCOME SUB-ACCOUNT (CLASS II))
   02/27/2006                             to  12/31/2006       13.730564        14.876285        3,132,131.0975
   01/01/2007                             to  12/31/2007       14.876285        15.123277        5,716,058.5233
   01/01/2008                             to  12/31/2008       15.123277        11.501189        4,764,514.9827
   01/01/2009                             to  12/31/2009       11.501189        13.857088        4,174,212.6800
   01/01/2010                             to  12/31/2010       13.857088        15.270351        3,811,467.3873
   01/01/2011                             to  12/31/2011       15.270351        14.825722        3,108,822.4303
   01/01/2012                             to  12/31/2012       14.825722        16.388290        2,081,502.6346
   01/01/2013                             to  12/31/2013       16.388290        20.131803        1,740,470.5562
=============                            ==== ==========       =========        =========        ==============
INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT (SERIES II)
 (FORMERLY INVESCO V.I. VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT (SERIES II) AND BEFORE THAT VAN
 KAMPEN LIFE INVESTMENT TRUST - VAN KAMPEN LIT GROWTH AND INCOME SUB-ACCOUNT (CLASS II))
   02/27/2006                             to  12/31/2006       12.657226        14.058958          936,925.9710
   01/01/2007                             to  12/31/2007       14.058958        14.176559        1,480,722.2128
   01/01/2008                             to  12/31/2008       14.176559         9.452362        1,349,214.2942
   01/01/2009                             to  12/31/2009        9.452362        11.539261        1,264,294.9700
   01/01/2010                             to  12/31/2010       11.539261        12.734374        1,197,053.6480
   01/01/2011                             to  12/31/2011       12.734374        12.243089          949,617.6945
   01/01/2012                             to  12/31/2012       12.243089        13.769460          633,319.2955
   01/01/2013                             to  12/31/2013       13.769460        18.117798          541,762.1614
=============                            ==== ==========       =========        =========        ==============
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
   04/28/2008                             to  12/31/2008       15.396677        13.764919           47,134.0035
   01/01/2009                             to  12/31/2009       13.764919        15.246469          115,030.6100
   01/01/2010                             to  12/31/2010       15.246469        15.963484          175,778.3827
   01/01/2011                             to  12/31/2011       15.963484        16.661378          253,811.3241
   01/01/2012                             to  12/31/2012       16.661378        17.267897          207,040.1196
   01/01/2013                             to  12/31/2013       17.267897        16.618708          155,293.5978
=============                            ==== ==========       =========        =========        ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  02/27/2006    to  12/31/2006       22.121352        25.278245        545,745.2416
  01/01/2007    to  12/31/2007       25.278245        28.554243      1,179,473.3321
  01/01/2008    to  12/31/2008       28.554243        17.303355      1,148,266.1878
  01/01/2009    to  12/31/2009       17.303355        24.220536      1,067,577.2000
  01/01/2010    to  12/31/2010       24.220536        26.622846        960,538.9009
  01/01/2011    to  12/31/2011       26.622846        23.860877        810,049.6679
  01/01/2012    to  12/31/2012       23.860877        28.763612        577,818.0075
  01/01/2013    to  12/31/2013       28.763612        36.548357        482,512.0415
============   ==== ==========      ==========       ==========      ==============
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       31.201952        15.768416         20,264.3875
  01/01/2009    to  12/31/2009       15.768416        25.017855         53,050.9300
  01/01/2010    to  12/31/2010       25.017855        30.124654         80,697.3201
  01/01/2011    to  12/31/2011       30.124654        23.959400         72,187.4410
  01/01/2012    to  12/31/2012       23.959400        27.849093         55,185.4906
  01/01/2013    to  12/31/2013       27.849093        35.140140         52,507.8622
============   ==== ==========      ==========       ==========      ==============
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  02/27/2006    to  12/31/2006      143.007715       150.559380        203,952.3986
  01/01/2007    to  12/31/2007      150.559380       166.368261        378,849.7943
  01/01/2008    to  12/31/2008      166.368261        91.682004        394,094.8340
  01/01/2009    to  12/31/2009       91.682004       125.724161        374,529.3600
  01/01/2010    to  12/31/2010      125.724161       146.770521        322,086.9179
  01/01/2011    to  12/31/2011      146.770521       138.198740        261,874.1556
  01/01/2012    to  12/31/2012      138.198740       160.244635        186,325.2927
  01/01/2013    to  12/31/2013      160.244635       205.071304        152,247.2423
============   ==== ==========      ==========       ==========      ==============
AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  02/27/2006    to  12/31/2006       99.454600       109.445523        176,474.0624
  01/01/2007    to  12/31/2007      109.445523       113.073267        341,417.8256
  01/01/2008    to  12/31/2008      113.073267        69.121625        339,590.3508
  01/01/2009    to  12/31/2009       69.121625        89.231496        319,792.4600
  01/01/2010    to  12/31/2010       89.231496        97.801571        287,403.1395
  01/01/2011    to  12/31/2011       97.801571        94.443788        237,603.4035
  01/01/2012    to  12/31/2012       94.443788       109.130025        173,733.7974
  01/01/2013    to  12/31/2013      109.130025       143.305617        143,625.7253
============   ==== ==========      ==========       ==========      ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
  02/27/2006    to  12/31/2006       34.156971        35.503070        284,754.8968
  01/01/2007    to  12/31/2007       35.503070        40.274966        561,038.8775
  01/01/2008    to  12/31/2008       40.274966        23.923559        561,695.7553
  01/01/2009    to  12/31/2009       23.923559        32.886638        555,433.6200
  01/01/2010    to  12/31/2010       32.886638        41.591518        498,035.8724
  01/01/2011    to  12/31/2011       41.591518        36.471970        435,178.3086
  01/01/2012    to  12/31/2012       36.471970        41.096045        324,887.2803
  01/01/2013    to  12/31/2013       41.096045        54.923721        280,190.6823
============   ==== ==========       =========        =========      ==============
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME SECURITIES SUB-ACCOUNT (CLASS 2)
  02/27/2006    to  12/31/2006       38.571986        43.233516        376,015.8091
  01/01/2007    to  12/31/2007       43.233516        44.119715      1,018,019.8351
  01/01/2008    to  12/31/2008       44.119715        30.525698        929,171.0036
  01/01/2009    to  12/31/2009       30.525698        40.714368        853,739.8200
  01/01/2010    to  12/31/2010       40.714368        45.123718        768,317.5184
  01/01/2011    to  12/31/2011       45.123718        45.445154        648,607.3359
  01/01/2012    to  12/31/2012       45.445154        50.353102        466,122.3672
  01/01/2013    to  12/31/2013       50.353102        56.434247        409,087.8052
============   ==== ==========       =========        =========      ==============
MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2)
  02/27/2006    to  12/31/2006       20.643097        23.135051        929,373.9648
  01/01/2007    to  12/31/2007       23.135051        23.546248      1,816,324.8488
  01/01/2008    to  12/31/2008       23.546248        14.565175      1,615,754.7037
  01/01/2009    to  12/31/2009       14.565175        18.058737      1,536,398.2900
  01/01/2010    to  12/31/2010       18.058737        19.751961      1,380,687.4301
  01/01/2011    to  12/31/2011       19.751961        19.226894      1,162,563.1385
  01/01/2012    to  12/31/2012       19.226894        21.604294        806,777.2488
  01/01/2013    to  12/31/2013       21.604294        27.256645        656,834.8209
============   ==== ==========       =========        =========      ==============

                                     1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF         OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  -------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I))
   02/27/2006                             to  12/31/2006       13.375837        13.524640        3,136,481.4780
   01/01/2007                             to  12/31/2007       13.524640        13.502318        4,750,508.3477
   01/01/2008                             to  12/31/2008       13.502318         7.914309        4,401,182.9645
   01/01/2009                             to  12/31/2009        7.914309        10.475816        3,959,907.1300
   01/01/2010                             to  12/31/2010       10.475816        12.881694        3,346,964.0253
   01/01/2011                             to  12/31/2011       12.881694        12.984380        2,507,761.0275
   01/01/2012                             to  12/31/2012       12.984380        15.161936        1,753,440.1053
   01/01/2013                             to  12/31/2013       15.161936        22.039966        1,427,342.2577
=============                            ==== ==========       =========        =========        ==============
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I) AND BEFORE THAT
 LEGG MASON PARTNERS INVESTMENT SERIES - LEGG MASON PARTNERS VARIABLE PREMIER SELECTIONS ALL CAP
 GROWTH SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       12.130773        12.371144            8,736.7536
   01/01/2007                             to  04/27/2007       12.371144        13.166852                0.0000
=============                            ==== ==========       =========        =========        ==============
CLEARBRIDGE VARIABLE ALL CAP VALUE SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE SUB-ACCOUNT (CLASS I))
   02/27/2006                             to  12/31/2006       31.105372        34.463806          734,109.0503
   01/01/2007                             to  12/31/2007       34.463806        34.326650        1,239,023.3377
   01/01/2008                             to  12/31/2008       34.326650        21.413192        1,093,435.4475
   01/01/2009                             to  12/31/2009       21.413192        27.246431          988,806.3400
   01/01/2010                             to  12/31/2010       27.246431        31.250933          871,862.0024
   01/01/2011                             to  12/31/2011       31.250933        28.835768          730,530.0063
   01/01/2012                             to  12/31/2012       28.835768        32.609678          541,845.1393
   01/01/2013                             to  12/31/2013       32.609678        42.393772          444,190.9564
=============                            ==== ==========       =========        =========        ==============
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I))
   02/27/2006                             to  12/31/2006       27.922165        30.850876          693,818.5206
   01/01/2007                             to  12/31/2007       30.850876        32.899804        1,234,135.4292
   01/01/2008                             to  12/31/2008       32.899804        22.873998        1,067,656.5265
   01/01/2009                             to  12/31/2009       22.873998        27.475655          985,395.0600
   01/01/2010                             to  12/31/2010       27.475655        30.438557          881,973.4434
   01/01/2011                             to  12/31/2011       30.438557        30.721148          711,843.7227
   01/01/2012                             to  12/31/2012       30.721148        35.035123          515,097.7974
   01/01/2013                             to  12/31/2013       35.035123        44.800836          430,390.7614
=============                            ==== ==========       =========        =========        ==============

                                    1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I) AND BEFORE THAT LEGG
 MASON PARTNERS INVESTMENT SERIES - LEGG MASON PARTNERS VARIABLE GROWTH AND INCOME SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006        9.509598        10.237236        192,133.1510
   01/01/2007                             to  04/27/2007       10.237236        10.707837              0.0000
=============                            ==== ==========       =========        =========      ==============
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II))
   11/12/2007                             to  12/31/2007       16.543029        16.508828         24,958.3349
   01/01/2008                             to  12/31/2008       16.508828        11.457503         18,699.3573
   01/01/2009                             to  12/31/2009       11.457503        11.214255              0.0000
   01/01/2010                             to  12/31/2010       11.214255        11.214255              0.0000
   01/01/2011                             to  12/31/2011       11.214255        11.214255              0.0000
   01/01/2012                             to  12/31/2012       11.214255        11.214255              0.0000
   01/01/2013                             to  12/31/2013       11.214255        11.214255              0.0000
=============                            ==== ==========       =========        =========      ==============
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II) AND BEFORE THAT LEGG
 MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO - LARGE CAP GROWTH AND VALUE SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       14.828612        16.015515         18,154.7731
   01/01/2007                             to  12/31/2007       16.015515        16.309016              0.0000
   01/01/2008                             to  12/31/2008       16.309016        16.309016              0.0000
   01/01/2009                             to  12/31/2009       16.309016        16.309016              0.0000
   01/01/2010                             to  12/31/2010       16.309016        16.309016              0.0000
   01/01/2011                             to  12/31/2011       16.309016        16.309016              0.0000
   01/01/2012                             to  12/31/2012       16.309016        16.309016              0.0000
   01/01/2013                             to  12/31/2013       16.309016        16.309016              0.0000
=============                            ==== ==========       =========        =========      ==============
CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS I))
   04/30/2007                             to  12/31/2007       12.174429        12.228201      2,505,803.4309
   01/01/2008                             to  12/31/2008       12.228201         7.815465      2,147,816.9713
   01/01/2009                             to  12/31/2009        7.815465         9.448366      1,941,697.3700
   01/01/2010                             to  12/31/2010        9.448366        10.433436      1,686,119.4380
   01/01/2011                             to  12/31/2011       10.433436        11.073443      1,369,536.4676
   01/01/2012                             to  12/31/2012       11.073443        12.438493        898,755.4505
   01/01/2013                             to  12/31/2013       12.438493        15.408878        744,144.0798
=============                            ==== ==========       =========        =========      ==============

                                    1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  ------------------
CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS I) AND BEFORE
 THAT LEGG MASON CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006        8.490529         9.483070          97,738.7784
   01/01/2007                             to  12/31/2007        9.483070         9.928979         230,808.1095
   01/01/2008                             to  12/31/2008        9.928979         6.974511         196,010.6232
   01/01/2009                             to  12/31/2009        6.974511         8.375080         163,232.0000
   01/01/2010                             to  12/31/2010        8.375080         9.218610         149,328.0131
   01/01/2011                             to  04/29/2011        9.218610        10.013481               0.0000
=============                            ==== ==========       =========        =========       ==============
CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS I) AND BEFORE
 THAT LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME SUB-ACCOUNT (CLASS I))
   02/27/2006                             to  12/31/2006       10.953827        11.630007       2,016,260.1084
   01/01/2007                             to  04/27/2007       11.630007        12.225583               0.0000
=============                            ==== ==========       =========        =========       ==============
CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS II)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS II) AND BEFORE
 THAT LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME SUB-ACCOUNT (CLASS II))
   02/27/2006                             to  12/31/2006       13.480314        14.544892          57,299.9174
   01/01/2007                             to  12/31/2007       14.544892        14.848476         384,469.0437
   01/01/2008                             to  12/31/2008       14.848476         9.498978         423,994.5047
   01/01/2009                             to  12/31/2009        9.498978        11.458232         460,173.1300
   01/01/2010                             to  12/31/2010       11.458232        12.636504         436,609.4530
   01/01/2011                             to  12/31/2011       12.636504        13.388575         388,127.7746
   01/01/2012                             to  12/31/2012       13.388575        15.022074         292,441.4088
   01/01/2013                             to  12/31/2013       15.022074        18.571304         264,248.3331
=============                            ==== ==========       =========        =========       ==============
CLEARBRIDGE VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I))
   02/27/2006                             to  12/31/2006       13.393559        13.872401          91,865.7394
   01/01/2007                             to  12/31/2007       13.872401        14.368295         153,821.7966
   01/01/2008                             to  12/31/2008       14.368295         8.862090         131,446.9280
   01/01/2009                             to  12/31/2009        8.862090        12.411449         137,664.3900
   01/01/2010                             to  12/31/2010       12.411449        13.408870         103,642.3384
   01/01/2011                             to  12/31/2011       13.408870        13.104065          64,600.5913
   01/01/2012                             to  12/31/2012       13.104065        15.511051          48,305.0569
   01/01/2013                             to  12/31/2013       15.511051        21.033116          44,531.8738
=============                            ==== ==========       =========        =========       ==============

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
CLEARBRIDGE VARIABLE LARGE CAP VALUE SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE SUB-ACCOUNT (CLASS I))
  02/27/2006    to  12/31/2006       14.907674        16.677152          587.1010
  01/01/2007    to  12/31/2007       16.677152        17.042640       55,770.6489
  01/01/2008    to  12/31/2008       17.042640        10.791239       45,369.9874
  01/01/2009    to  12/31/2009       10.791239        13.215298       40,843.8800
  01/01/2010    to  12/31/2010       13.215298        14.229408       40,376.8010
  01/01/2011    to  12/31/2011       14.229408        14.690255       34,282.1205
  01/01/2012    to  12/31/2012       14.690255        16.833383       20,366.0222
  01/01/2013    to  12/31/2013       16.833383        21.917799       26,151.7607
============   ==== ==========       =========        =========      ============
CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I))
  02/27/2006    to  12/31/2006       13.004095        13.204948      111,733.2999
  01/01/2007    to  12/31/2007       13.204948        14.287853      180,642.0746
  01/01/2008    to  12/31/2008       14.287853         8.332076      182,462.9818
  01/01/2009    to  12/31/2009        8.332076        11.701384      187,302.2200
  01/01/2010    to  12/31/2010       11.701384        14.408615      169,057.4072
  01/01/2011    to  12/31/2011       14.408615        14.369822      161,812.6021
  01/01/2012    to  12/31/2012       14.369822        16.879301      119,284.9652
  01/01/2013    to  12/31/2013       16.879301        24.415157      120,127.6835
============   ==== ==========       =========        =========      ============
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       21.963919        24.556391       25,053.6710
  01/01/2007    to  04/27/2007       24.556391        25.807408            0.0000
============   ==== ==========       =========        =========      ============
LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS SUB-ACCOUNT
  02/27/2006    to  12/31/2006       26.197391        27.241805        6,910.4387
  01/01/2007    to  12/31/2007       27.241805        29.713923       10,216.9851
  01/01/2008    to  12/31/2008       29.713923        21.860467       10,428.2819
  01/01/2009    to  12/31/2009       21.860467        26.414298        8,756.7600
  01/01/2010    to  12/31/2010       26.414298        29.139179        8,192.7872
  01/01/2011    to  12/31/2011       29.139179        28.657890        8,540.8723
  01/01/2012    to  12/31/2012       28.657890        31.206167        5,522.9503
  01/01/2013    to  12/31/2013       31.206167        36.437748        4,426.4880
============   ==== ==========       =========        =========      ============

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LEGG MASON VARIABLE LIFESTYLE ALLOCATION 50% SUB-ACCOUNT
  02/27/2006    to  12/31/2006       14.840713        15.643399       83,321.4337
  01/01/2007    to  12/31/2007       15.643399        15.880393      371,873.6637
  01/01/2008    to  12/31/2008       15.880393        11.349576      347,779.7672
  01/01/2009    to  12/31/2009       11.349576        14.772032      301,890.9100
  01/01/2010    to  12/31/2010       14.772032        16.615939      271,584.7833
  01/01/2011    to  12/31/2011       16.615939        16.536207      256,998.5465
  01/01/2012    to  12/31/2012       16.536207        18.394083      181,406.7308
  01/01/2013    to  12/31/2013       18.394083        20.867546      151,327.8297
============   ==== ==========       =========        =========      ============
LEGG MASON VARIABLE LIFESTYLE ALLOCATION 70% SUB-ACCOUNT
  02/27/2006    to  12/31/2006       13.709173        14.318660        8,781.7760
  01/01/2007    to  12/31/2007       14.318660        14.623735      192,445.2584
  01/01/2008    to  12/31/2008       14.623735         9.670149      228,883.3688
  01/01/2009    to  12/31/2009        9.670149        12.641610      208,582.2300
  01/01/2010    to  12/31/2010       12.641610        14.301239      171,202.1090
  01/01/2011    to  12/31/2011       14.301239        13.985528      165,489.8333
  01/01/2012    to  12/31/2012       13.985528        15.763771      122,722.4283
  01/01/2013    to  12/31/2013       15.763771        18.889511       95,074.6093
============   ==== ==========       =========        =========      ============
LEGG MASON VARIABLE LIFESTYLE ALLOCATION 85% SUB-ACCOUNT
  02/27/2006    to  12/31/2006       14.353245        14.958728        4,554.0535
  01/01/2007    to  12/31/2007       14.958728        15.207415      163,854.5700
  01/01/2008    to  12/31/2008       15.207415         9.360932      171,534.9456
  01/01/2009    to  12/31/2009        9.360932        12.198099      158,120.2400
  01/01/2010    to  12/31/2010       12.198099        13.882175      138,689.0374
  01/01/2011    to  12/31/2011       13.882175        13.340080      127,316.8351
  01/01/2012    to  12/31/2012       13.340080        15.205384       84,693.4802
  01/01/2013    to  12/31/2013       15.205384        18.919909       75,848.4803
============   ==== ==========       =========        =========      ============
LEGG MASON PARTNERS VARIABLE INCOME TRUST
LEGG MASON WESTERN ASSET VARIABLE ADJUSTABLE RATE INCOME SUB-ACCOUNT
  02/27/2006    to  12/31/2006       10.027073        10.243941       78,169.8986
  01/01/2007    to  12/31/2007       10.243941        10.212125      147,017.7496
  01/01/2008    to  12/31/2008       10.212125         7.917457      117,059.9835
  01/01/2009    to  12/31/2009        7.917457         9.143799      123,501.3500
  01/01/2010    to  12/31/2010        9.143799         9.821238      131,026.2963
  01/01/2011    to  04/29/2011        9.821238         9.702675            0.0000
============   ==== ==========       =========        =========      ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       15.350645        16.371845        575,580.7286
  01/01/2007    to  12/31/2007       16.371845        16.091833      1,287,783.5756
  01/01/2008    to  12/31/2008       16.091833        10.948954      1,192,359.5568
  01/01/2009    to  12/31/2009       10.948954        16.753246        988,931.8500
  01/01/2010    to  12/31/2010       16.753246        18.938041        891,336.2869
  01/01/2011    to  12/31/2011       18.938041        18.947824        779,325.1758
  01/01/2012    to  12/31/2012       18.947824        22.051814        585,342.3047
  01/01/2013    to  12/31/2013       22.051814        23.050964        518,921.0246
============   ==== ==========       =========        =========      ==============
MET INVESTORS SERIES TRUST
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  05/04/2009    to  12/31/2009        7.204669         8.987134      3,005,927.0500
  01/01/2010    to  12/31/2010        8.987134        10.155246      2,694,355.1405
  01/01/2011    to  12/31/2011       10.155246         9.843209      2,237,042.2688
  01/01/2012    to  12/31/2012        9.843209        11.474433      1,566,110.4428
  01/01/2013    to  12/31/2013       11.474433        15.281396      1,311,897.2265
============   ==== ==========       =========        =========      ==============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B) AND BEFORE THAT VAN KAMPEN LIFE
INVESTMENT
 TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II))
  02/27/2006    to  12/31/2006       13.798535        15.332685      1,441,795.6677
  01/01/2007    to  12/31/2007       15.332685        14.729287      2,722,723.1116
  01/01/2008    to  12/31/2008       14.729287         9.300535      2,445,567.9208
  01/01/2009    to  05/01/2009        9.300535         9.018664              0.0000
============   ==== ==========       =========        =========      ==============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  02/27/2006    to  12/31/2006       13.874180        14.448465      1,125,427.8246
  01/01/2007    to  12/31/2007       14.448465        15.784081      1,124,177.1115
  01/01/2008    to  12/31/2008       15.784081         9.512270        975,505.0406
  01/01/2009    to  12/31/2009        9.512270        12.520996        901,668.2800
  01/01/2010    to  12/31/2010       12.520996        15.540993        840,865.8972
  01/01/2011    to  12/31/2011       15.540993        15.121905        759,132.9446
  01/01/2012    to  12/31/2012       15.121905        17.584715        625,162.9404
  01/01/2013    to  12/31/2013       17.584715        24.246340        574,134.2207
============   ==== ==========       =========        =========      ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - CONVERTIBLE SECURITIES SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       17.325533        18.270268          18,173.9906
  01/01/2007    to  12/31/2007       18.270268        19.200437          18,752.9296
  01/01/2008    to  12/31/2008       19.200437        15.410505          15,374.6381
  01/01/2009    to  12/31/2009       15.410505        20.785684          12,295.4400
  01/01/2010    to  12/31/2010       20.785684        23.139782          11,118.9519
  01/01/2011    to  12/31/2011       23.139782        23.860480           8,491.1312
  01/01/2012    to  12/31/2012       23.860480        26.564177           4,065.8330
  01/01/2013    to  12/31/2013       26.564177        28.263867           3,960.4122
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  02/27/2006    to  12/31/2006       13.775559        15.803723       1,675,995.6328
  01/01/2007    to  12/31/2007       15.803723        17.609666       1,967,696.5666
  01/01/2008    to  12/31/2008       17.609666         9.982620       1,828,976.6456
  01/01/2009    to  12/31/2009        9.982620        12.918805       1,668,104.9600
  01/01/2010    to  12/31/2010       12.918805        14.156773       1,549,066.0683
  01/01/2011    to  12/31/2011       14.156773        12.433506       1,350,812.8440
  01/01/2012    to  12/31/2012       12.433506        14.272233       1,133,228.4509
  01/01/2013    to  12/31/2013       14.272233        16.742202       1,061,602.9599
============   ==== ==========       =========        =========       ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION
FUND/VA SUB-ACCOUNT (SERVICE SHARES))
  02/27/2006    to  04/30/2006       72.958526        73.704287               0.0000
============   ==== ==========       =========        =========       ==============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  02/27/2006    to  12/31/2006       17.318331        18.836003         123,414.3586
  01/01/2007    to  12/31/2007       18.836003        19.686179         247,357.2629
  01/01/2008    to  12/31/2008       19.686179        11.509665         219,363.0947
  01/01/2009    to  12/31/2009       11.509665        15.827360         179,608.8300
  01/01/2010    to  12/31/2010       15.827360        18.048102         156,149.1096
  01/01/2011    to  12/31/2011       18.048102        16.261067         131,291.2290
  01/01/2012    to  12/31/2012       16.261067        19.380368         107,208.9977
  01/01/2013    to  12/31/2013       19.380368        24.231996         529,275.4755
============   ==== ==========       =========        =========       ==============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010       13.458327        14.073134               0.0000
  01/01/2011    to  12/31/2011       14.073134        14.059843             149.2265
  01/01/2012    to  12/31/2012       14.059843        16.901151             148.9464
  01/01/2013    to  04/26/2013       16.901151        17.953414               0.0000
============   ==== ==========       =========        =========       ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN
TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  02/27/2006    to  12/31/2006       17.127749        19.720558        522,577.5657
  01/01/2007    to  12/31/2007       19.720558        19.851342      1,062,653.0802
  01/01/2008    to  12/31/2008       19.851342        11.261386        985,544.0866
  01/01/2009    to  12/31/2009       11.261386        14.522432        934,124.9300
  01/01/2010    to  12/31/2010       14.522432        15.341169        838,229.6259
  01/01/2011    to  04/29/2011       15.341169        17.102182              0.0000
============   ==== ==========       =========        =========      ==============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG MASON
PARTNERS
 VARIABLE EQUITY TRUST - LEGG MASON BATTERYMARCH VARIABLE GLOBAL EQUITY SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       16.389506        17.891907         89,140.7278
  01/01/2007    to  12/31/2007       17.891907        18.461948        145,307.5147
  01/01/2008    to  12/31/2008       18.461948        10.656152        132,007.2287
  01/01/2009    to  12/31/2009       10.656152        12.667124        119,838.2900
  01/01/2010    to  04/30/2010       12.667124        13.414287              0.0000
============   ==== ==========       =========        =========      ==============
PIONEER FUND SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - PIONEER FUND SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       17.344114        19.067870         62,925.3789
  01/01/2007    to  12/31/2007       19.067870        19.692802        133,827.1682
  01/01/2008    to  12/31/2008       19.692802        13.009161        129,587.5903
  01/01/2009    to  12/31/2009       13.009161        15.852666        141,441.7500
  01/01/2010    to  12/31/2010       15.852666        18.122954        133,430.1115
  01/01/2011    to  12/31/2011       18.122954        17.016304        128,597.0935
  01/01/2012    to  12/31/2012       17.016304        18.508911         96,330.8070
  01/01/2013    to  12/31/2013       18.508911        24.228032         78,361.4521
============   ==== ==========       =========        =========      ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - PIONEER STRATEGIC INCOME SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       17.952898        18.623787      1,335,526.2887
  01/01/2007    to  12/31/2007       18.623787        19.534903      2,619,865.9752
  01/01/2008    to  12/31/2008       19.534903        17.150388      2,210,703.5686
  01/01/2009    to  12/31/2009       17.150388        22.451691      2,005,598.7200
  01/01/2010    to  12/31/2010       22.451691        24.773268      1,922,084.5453
  01/01/2011    to  12/31/2011       24.773268        25.253217      1,610,341.4449
  01/01/2012    to  12/31/2012       25.253217        27.725273      1,178,580.2054
  01/01/2013    to  12/31/2013       27.725273        27.692825      1,032,263.0404
============   ==== ==========       =========        =========      ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       18.793659        17.153385        2,085,655.8497
  01/01/2008    to  12/31/2008       17.153385        11.840161        1,726,943.0758
  01/01/2009    to  12/31/2009       11.840161        14.726955        1,608,791.1500
  01/01/2010    to  12/31/2010       14.726955        17.368472        1,448,907.2423
  01/01/2011    to  12/31/2011       17.368472        15.549747        1,244,250.2621
  01/01/2012    to  12/31/2012       15.549747        18.044960        1,010,699.8369
  01/01/2013    to  12/31/2013       18.044960        23.509085          883,845.7660
============   ==== ==========       =========        =========        ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY PUTNAM VARIABLE TRUST - PUTNAM VT SMALL CAP VALUE SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       24.590963        25.947944          224,940.9919
  01/01/2007    to  04/27/2007       25.947944        27.704334                0.0000
============   ==== ==========       =========        =========        ==============
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  02/27/2006    to  12/31/2006       17.908510        19.338940           74,698.7836
  01/01/2007    to  12/31/2007       19.338940        20.936031          169,868.1555
  01/01/2008    to  12/31/2008       20.936031        11.481951          185,305.6779
  01/01/2009    to  12/31/2009       11.481951        13.765846          183,385.3700
  01/01/2010    to  12/31/2010       13.765846        14.469721          177,793.1796
  01/01/2011    to  12/31/2011       14.469721        11.367781          157,867.2369
  01/01/2012    to  12/31/2012       11.367781        13.346288          133,382.5976
  01/01/2013    to  12/31/2013       13.346288        15.115190          163,425.3883
============   ==== ==========       =========        =========        ==============
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
  05/01/2006    to  12/31/2006       43.053702        44.776693            5,451.7794
  01/01/2007    to  12/31/2007       44.776693        46.738580           11,622.1067
  01/01/2008    to  12/31/2008       46.738580        44.330960           12,381.7758
  01/01/2009    to  12/31/2009       44.330960        47.659816           12,944.8300
  01/01/2010    to  12/31/2010       47.659816        50.716186           13,806.5457
  01/01/2011    to  12/31/2011       50.716186        53.084634           11,538.0896
  01/01/2012    to  12/31/2012       53.084634        56.066636            9,551.3975
  01/01/2013    to  12/31/2013       56.066636        54.645889            7,850.6708
============   ==== ==========       =========        =========        ==============
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
 (FORMERLY TRAVELERS SERIES TRUST - TRAVELERS MANAGED INCOME SUB-ACCOUNT)
  02/27/2006    to  04/30/2006       15.284647        15.153581           12,474.5100
============   ==== ==========       =========        =========        ==============

                                    1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  ------------------
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A))
   05/04/2009                             to  12/31/2009       10.278608        12.940429          72,149.6300
   01/01/2010                             to  12/31/2010       12.940429        15.251642          65,296.2363
   01/01/2011                             to  12/31/2011       15.251642        13.660395          50,958.1198
   01/01/2012                             to  12/31/2012       13.660395        15.366788          41,524.9162
   01/01/2013                             to  12/31/2013       15.366788        20.287768          34,357.0677
=============                            ==== ==========       =========        =========       ==============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT FI LARGE CAP
 SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - LARGE CAP SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       17.078005        17.284778           6,666.4603
   01/01/2007                             to  12/31/2007       17.284778        17.670699          12,227.0665
   01/01/2008                             to  12/31/2008       17.670699         9.590927          17,422.1679
   01/01/2009                             to  05/01/2009        9.590927        10.006441               0.0000
=============                            ==== ==========       =========        =========       ==============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET/AIM
 CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - AIM CAPITAL
 APPRECIATION SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       14.338949        14.361373          23,773.7458
   01/01/2007                             to  12/31/2007       14.361373        15.808790          37,724.0272
   01/01/2008                             to  12/31/2008       15.808790         8.918631          69,021.9309
   01/01/2009                             to  05/01/2009        8.918631         8.475329               0.0000
=============                            ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
   05/03/2010                             to  12/31/2010       13.210593        13.066855         777,330.3440
   01/01/2011                             to  12/31/2011       13.066855        12.853595         805,696.6660
   01/01/2012                             to  12/31/2012       12.853595        12.642101         565,237.4291
   01/01/2013                             to  12/31/2013       12.642101        12.435211         496,263.1252
=============                            ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
 (FORMERLY LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON WESTERN ASSET VARIABLE MONEY
 MARKET SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       12.614318        12.939384         679,442.0992
   01/01/2007                             to  12/31/2007       12.939384        13.351491         914,224.3517
   01/01/2008                             to  12/31/2008       13.351491        13.474404       1,721,311.3711
   01/01/2009                             to  12/31/2009       13.474404        13.283536       1,066,152.1900
   01/01/2010                             to  04/30/2010       13.283536        13.212385               0.0000
=============                            ==== ==========       =========        =========       ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS B)
   05/02/2011                             to  12/31/2011       15.290222        13.517648          52,876.1229
   01/01/2012                             to  12/31/2012       13.517648        14.972799          42,221.2460
   01/01/2013                             to  12/31/2013       14.972799        19.640851          36,034.7719
=============                            ==== ==========       =========        =========       ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON PARTNERS VARIABLE EQUITY TRUST - LEGG MASON CLEARBRIDGE VARIABLE
CAPITAL SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       15.418294        16.644814          38,634.7427
  01/01/2007    to  12/31/2007       16.644814        16.673137          92,230.5585
  01/01/2008    to  12/31/2008       16.673137         9.489534          82,384.2195
  01/01/2009    to  12/31/2009        9.489534        13.091000          81,581.8700
  01/01/2010    to  12/31/2010       13.091000        14.507512          72,016.6868
  01/01/2011    to  04/29/2011       14.507512        15.324778               0.0000
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       12.108524         8.016809       1,273,132.0597
  01/01/2009    to  12/31/2009        8.016809        11.005433       1,156,963.8300
  01/01/2010    to  12/31/2010       11.005433        12.050186       1,069,844.8136
  01/01/2011    to  12/31/2011       12.050186        11.879673         988,342.2311
  01/01/2012    to  12/31/2012       11.879673        13.502034       1,937,479.1408
  01/01/2013    to  12/31/2013       13.502034        18.159587       1,700,321.5416
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006        8.857400         9.025889       3,917,052.0073
  01/01/2007    to  12/31/2007        9.025889        10.145899       3,508,490.0296
  01/01/2008    to  12/31/2008       10.145899         5.394779       2,934,341.6345
  01/01/2009    to  12/31/2009        5.394779         7.625579       2,637,785.5800
  01/01/2010    to  12/31/2010        7.625579         8.205676       2,372,048.0303
  01/01/2011    to  12/31/2011        8.205676         7.960229       1,982,691.8496
  01/01/2012    to  04/27/2012        7.960229         8.947945               0.0000
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN LIFE INVESTMENT TRUST - STRATEGIC GROWTH SUB-ACCOUNT (CLASS II))
  02/27/2006    to  12/31/2006        4.962323         4.821686         513,797.0436
  01/01/2007    to  12/31/2007        4.821686         5.531666         807,943.8102
  01/01/2008    to  04/25/2008        5.531666         5.274088               0.0000
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
  05/01/2006    to  12/31/2006       40.472705        43.407381         247,673.4107
  01/01/2007    to  12/31/2007       43.407381        44.476147         465,402.2067
  01/01/2008    to  12/31/2008       44.476147        33.986118         383,653.3563
  01/01/2009    to  12/31/2009       33.986118        39.567259         354,671.5800
  01/01/2010    to  12/31/2010       39.567259        42.760000         319,469.7316
  01/01/2011    to  12/31/2011       42.760000        42.989706         261,226.5358
  01/01/2012    to  12/31/2012       42.989706        47.086751         182,638.0265
  01/01/2013    to  12/31/2013       47.086751        55.002974         165,950.2158
============   ==== ==========       =========        =========       ==============

                                   1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
 (FORMERLY TRAVELERS SERIES TRUST - MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT)
   02/27/2006                             to  04/30/2006       24.446981        24.615010       58,763.3361
=============                            ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY MET INVESTORS SERIES TRUST - MFS (Reg. TM) VALUE SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       13.937339        15.862664      112,682.8920
   01/01/2007                             to  12/31/2007       15.862664        16.793438      276,299.6860
   01/01/2008                             to  12/31/2008       16.793438        11.144853      270,451.7293
   01/01/2009                             to  12/31/2009       11.144853        13.244811      274,120.8100
   01/01/2010                             to  12/31/2010       13.244811        14.516570      263,433.7401
   01/01/2011                             to  12/31/2011       14.516570        14.401148      223,393.2514
   01/01/2012                             to  12/31/2012       14.401148        16.522765      148,686.5587
   01/01/2013                             to  12/31/2013       16.522765        22.059792      145,356.2753
=============                            ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY FI VALUE LEADERS SUB-ACCOUNT (CLASS D))
   05/01/2006                             to  12/31/2006       20.638248        21.208139       33,042.3970
   01/01/2007                             to  12/31/2007       21.208139        21.712132       37,145.1127
   01/01/2008                             to  12/31/2008       21.712132        13.025301       31,770.5460
   01/01/2009                             to  12/31/2009       13.025301        15.594383       30,053.9900
   01/01/2010                             to  12/31/2010       15.594383        17.555737       27,346.9131
   01/01/2011                             to  12/31/2011       17.555737        16.189786       23,807.1934
   01/01/2012                             to  12/31/2012       16.189786        18.415064       21,173.4110
   01/01/2013                             to  04/26/2013       18.415064        20.267401            0.0000
=============                            ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY FI VALUE LEADERS SUB-ACCOUNT (CLASS D) AND BEFORE THAT TRAVELERS SERIES TRUST - EQUITY
 INCOME SUB-ACCOUNT)
   02/27/2006                             to  04/30/2006       20.577523        20.627380       11,433.4597
=============                            ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       16.035819        19.991446      400,167.7423
=============                            ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
   04/30/2007                             to  12/31/2007       17.432213        15.440795      795,947.1799
   01/01/2008                             to  12/31/2008       15.440795         9.370413      675,629.1812
   01/01/2009                             to  12/31/2009        9.370413        12.605418      635,887.0600
   01/01/2010                             to  12/31/2010       12.605418        15.233624      570,970.5189
   01/01/2011                             to  12/31/2011       15.233624        14.194208      521,137.8097
   01/01/2012                             to  12/31/2012       14.194208        14.698643      461,962.5126
   01/01/2013                             to  04/26/2013       14.698643        15.924716            0.0000
=============                            ==== ==========       =========        =========      ============

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL
OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  02/27/2006    to  12/31/2006       18.897231        19.731732        9,403.2090
  01/01/2007    to  04/27/2007       19.731732        21.433748            0.0000
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       33.939464        20.697158       17,494.8180
  01/01/2009    to  12/31/2009       20.697158        29.120166       22,175.6000
  01/01/2010    to  12/31/2010       29.120166        33.439926       25,993.4149
  01/01/2011    to  12/31/2011       33.439926        32.454608       30,797.0885
  01/01/2012    to  12/31/2012       32.454608        37.881953       25,175.8566
  01/01/2013    to  12/31/2013       37.881953        51.708229      107,534.1052
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - LARGE CAP GROWTH
SUB-ACCOUNT (CLASS B))
  02/27/2006    to  12/31/2006       34.441729        33.018163        7,972.5577
  01/01/2007    to  12/31/2007       33.018163        36.896147       16,150.9776
  01/01/2008    to  04/25/2008       36.896147        33.897594            0.0000
============   ==== ==========       =========        =========      ============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  02/27/2006    to  12/31/2006       15.373975        15.692541      334,634.4450
  01/01/2007    to  12/31/2007       15.692541        16.056909      557,507.2711
  01/01/2008    to  12/31/2008       16.056909        15.709391      617,231.7009
  01/01/2009    to  12/31/2009       15.709391        16.082823      531,978.0400
  01/01/2010    to  12/31/2010       16.082823        16.688556      535,493.8818
  01/01/2011    to  12/31/2011       16.688556        17.280596      544,529.0869
  01/01/2012    to  12/31/2012       17.280596        17.514328      415,049.8305
  01/01/2013    to  12/31/2013       17.514328        17.071751      351,807.6241
============   ==== ==========       =========        =========      ============
PIONEER VARIABLE CONTRACTS TRUST
PIONEER VCT MID CAP VALUE SUB-ACCOUNT (CLASS II)
  02/27/2006    to  12/31/2006       29.246367        31.320717      197,858.6249
  01/01/2007    to  12/31/2007       31.320717        32.452125      456,575.4592
  01/01/2008    to  12/31/2008       32.452125        21.143528      440,764.6806
  01/01/2009    to  12/31/2009       21.143528        26.051473      417,235.2500
  01/01/2010    to  12/31/2010       26.051473        30.210561      378,152.6057
  01/01/2011    to  12/31/2011       30.210561        27.981301      309,375.2730
  01/01/2012    to  12/31/2012       27.981301        30.500459      238,629.8995
  01/01/2013    to  12/31/2013       30.500459        39.827851      201,829.7150
============   ==== ==========       =========        =========      ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
UIF U.S. REAL ESTATE SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       23.954335        29.942785        639,833.2647
  01/01/2007    to  12/31/2007       29.942785        24.422517      1,246,524.0870
  01/01/2008    to  12/31/2008       24.422517        14.917820      1,161,306.8392
  01/01/2009    to  12/31/2009       14.917820        18.834043      1,172,742.9800
  01/01/2010    to  12/31/2010       18.834043        24.077018        919,313.6768
  01/01/2011    to  12/31/2011       24.077018        25.085888        729,651.2917
  01/01/2012    to  12/31/2012       25.085888        28.580584        525,942.0799
  01/01/2013    to  12/31/2013       28.580584        28.690220        486,170.9477
============   ==== ==========       =========        =========      ==============

                                   1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II)
 (FORMERLY INVESCO V.I. VAN KAMPEN EQUITY AND INCOME SUB-ACCOUNT (SERIES II) AND BEFORE THAT THE
 UNIVERSAL INSTITUTIONAL FUNDS, INC. - VAN KAMPEN UIF EQUITY AND INCOME SUB-ACCOUNT (CLASS II))
   02/27/2006                             to  12/31/2006       13.691774        14.821867       81,581.2860
   01/01/2007                             to  12/31/2007       14.821867        15.052812      137,756.4952
   01/01/2008                             to  12/31/2008       15.052812        11.436107      209,383.6035
   01/01/2009                             to  12/31/2009       11.436107        13.764905      281,073.6200
   01/01/2010                             to  12/31/2010       13.764905        15.153614      376,852.7365
   01/01/2011                             to  12/31/2011       15.153614        14.697707      483,074.2193
   01/01/2012                             to  12/31/2012       14.697707        16.230459      575,825.9898
   01/01/2013                             to  12/31/2013       16.230459        19.918000      618,005.6940
=============                            ==== ==========       =========        =========      ============
INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT (SERIES II)
 (FORMERLY INVESCO V.I. VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT (SERIES II) AND BEFORE THAT VAN
 KAMPEN LIFE INVESTMENT TRUST - VAN KAMPEN LIT GROWTH AND INCOME SUB-ACCOUNT (CLASS II))
   02/27/2006                             to  12/31/2006       12.588472        13.970911       11,830.5523
   01/01/2007                             to  12/31/2007       13.970911        14.073615       36,387.4908
   01/01/2008                             to  12/31/2008       14.073615         9.374292       97,488.9618
   01/01/2009                             to  12/31/2009        9.374292        11.432514      170,431.7700
   01/01/2010                             to  12/31/2010       11.432514        12.603970      233,027.6932
   01/01/2011                             to  12/31/2011       12.603970        12.105625      323,634.2449
   01/01/2012                             to  12/31/2012       12.105625        13.601178      387,945.1769
   01/01/2013                             to  12/31/2013       13.601178        17.878498      408,285.2771
=============                            ==== ==========       =========        =========      ============
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
   04/28/2008                             to  12/31/2008       15.228205        13.605088       25,464.7597
   01/01/2009                             to  12/31/2009       13.605088        15.054378       54,215.4300
   01/01/2010                             to  12/31/2010       15.054378        15.746608       93,490.8090
   01/01/2011                             to  12/31/2011       15.746608        16.418641      132,875.0530
   01/01/2012                             to  12/31/2012       16.418641        16.999225      158,808.9239
   01/01/2013                             to  12/31/2013       16.999225        16.343780      168,870.5706
=============                            ==== ==========       =========        =========      ============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  02/27/2006    to  12/31/2006       21.926737        25.034933       64,241.1117
  01/01/2007    to  12/31/2007       25.034933        28.250986       83,800.4324
  01/01/2008    to  12/31/2008       28.250986        17.102388      117,187.8489
  01/01/2009    to  12/31/2009       17.102388        23.915309      131,007.3100
  01/01/2010    to  12/31/2010       23.915309        26.261096      140,549.7932
  01/01/2011    to  12/31/2011       26.261096        23.513160      160,219.7565
  01/01/2012    to  12/31/2012       23.513160        28.315982      159,722.0072
  01/01/2013    to  12/31/2013       28.315982        35.943635      156,529.2143
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       30.891376        15.600850       18,480.4145
  01/01/2009    to  12/31/2009       15.600850        24.727275       28,873.6900
  01/01/2010    to  12/31/2010       24.727275        29.745035       33,541.8680
  01/01/2011    to  12/31/2011       29.745035        23.633842       48,120.7947
  01/01/2012    to  12/31/2012       23.633842        27.443086       62,050.5380
  01/01/2013    to  12/31/2013       27.443086        34.593253       61,182.6957
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  02/27/2006    to  12/31/2006      139.886354       147.150131       20,645.9753
  01/01/2007    to  12/31/2007      147.150131       162.437605       34,246.6916
  01/01/2008    to  12/31/2008      162.437605        89.425899       51,245.3838
  01/01/2009    to  12/31/2009       89.425899       122.507780       71,224.7500
  01/01/2010    to  12/31/2010      122.507780       142.872903       78,117.4308
  01/01/2011    to  12/31/2011      142.872903       134.394528       84,347.6569
  01/01/2012    to  12/31/2012      134.394528       155.677043       92,025.2932
  01/01/2013    to  12/31/2013      155.677043       199.026955       88,811.1467
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  02/27/2006    to  12/31/2006       97.284185       106.967662       20,353.9232
  01/01/2007    to  12/31/2007      106.967662       110.402198       33,266.7373
  01/01/2008    to  12/31/2008      110.402198        67.420973       43,093.1787
  01/01/2009    to  12/31/2009       67.420973        86.949068       58,719.6100
  01/01/2010    to  12/31/2010       86.949068        95.204755       65,717.9514
  01/01/2011    to  12/31/2011       95.204755        91.844404       71,887.6124
  01/01/2012    to  12/31/2012       91.844404       106.019826       77,506.4487
  01/01/2013    to  12/31/2013      106.019826       139.082350       73,709.7824
============   ==== ==========      ==========       ==========      ============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
  02/27/2006    to  12/31/2006       33.912943        35.219963        4,367.5716
  01/01/2007    to  12/31/2007       35.219963        39.913655       10,875.8671
  01/01/2008    to  12/31/2008       39.913655        23.685111       28,549.5368
  01/01/2009    to  12/31/2009       23.685111        32.526324       50,311.2700
  01/01/2010    to  12/31/2010       32.526324        41.094769       72,960.5362
  01/01/2011    to  12/31/2011       41.094769        36.000387      108,503.5387
  01/01/2012    to  12/31/2012       36.000387        40.523918      141,238.9584
  01/01/2013    to  12/31/2013       40.523918        54.104996      151,291.1182
============   ==== ==========       =========        =========      ============
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME SECURITIES SUB-ACCOUNT (CLASS 2)
  02/27/2006    to  12/31/2006       37.918713        42.465803       17,290.0269
  01/01/2007    to  12/31/2007       42.465803        43.292716       36,236.5909
  01/01/2008    to  12/31/2008       43.292716        29.923443       38,943.7364
  01/01/2009    to  12/31/2009       29.923443        39.871233       47,910.9500
  01/01/2010    to  12/31/2010       39.871233        44.145134       53,358.8300
  01/01/2011    to  12/31/2011       44.145134        44.415260       58,361.6590
  01/01/2012    to  12/31/2012       44.415260        49.162538       66,799.5054
  01/01/2013    to  12/31/2013       49.162538        55.044838       70,510.0656
============   ==== ==========       =========        =========      ============
MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2)
  02/27/2006    to  12/31/2006       20.451827        22.901549        6,951.2599
  01/01/2007    to  12/31/2007       22.901549        23.285169       18,976.8043
  01/01/2008    to  12/31/2008       23.285169        14.389203       35,203.1099
  01/01/2009    to  12/31/2009       14.389203        17.822727       43,332.3000
  01/01/2010    to  12/31/2010       17.822727        19.474353       51,807.0952
  01/01/2011    to  12/31/2011       19.474353        18.937750       56,808.3885
  01/01/2012    to  12/31/2012       18.937750        21.258019       56,028.6023
  01/01/2013    to  12/31/2013       21.258019        26.792985       55,149.2207
============   ==== ==========       =========        =========      ============

                                   1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I))
   02/27/2006                             to  12/31/2006       13.324959        13.461934       73,219.2655
   01/01/2007                             to  12/31/2007       13.461934        13.426204      125,965.5309
   01/01/2008                             to  12/31/2008       13.426204         7.861783      167,045.4045
   01/01/2009                             to  12/31/2009        7.861783        10.395885      180,821.5600
   01/01/2010                             to  12/31/2010       10.395885        12.770644      178,895.4956
   01/01/2011                             to  12/31/2011       12.770644        12.859602      188,142.7430
   01/01/2012                             to  12/31/2012       12.859602        15.001145      204,943.7944
   01/01/2013                             to  12/31/2013       15.001145        21.784460      211,991.5231
=============                            ==== ==========       =========        =========      ============
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I) AND BEFORE THAT
 LEGG MASON PARTNERS INVESTMENT SERIES - LEGG MASON PARTNERS VARIABLE PREMIER SELECTIONS ALL CAP
 GROWTH SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       12.052624        12.281174            0.0000
   01/01/2007                             to  04/27/2007       12.281174        13.066837            0.0000
=============                            ==== ==========       =========        =========      ============
CLEARBRIDGE VARIABLE ALL CAP VALUE SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE SUB-ACCOUNT (CLASS I))
   02/27/2006                             to  12/31/2006       30.727117        34.016277       11,988.3766
   01/01/2007                             to  12/31/2007       34.016277        33.846845       28,167.8982
   01/01/2008                             to  12/31/2008       33.846845        21.092663       42,665.0512
   01/01/2009                             to  12/31/2009       21.092663        26.811748       49,833.8600
   01/01/2010                             to  12/31/2010       26.811748        30.721653       50,573.8244
   01/01/2011                             to  12/31/2011       30.721653        28.319097       56,091.9998
   01/01/2012                             to  12/31/2012       28.319097        31.993213       62,067.0397
   01/01/2013                             to  12/31/2013       31.993213        41.550800       59,672.2393
=============                            ==== ==========       =========        =========      ============
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I))
   02/27/2006                             to  12/31/2006       27.524012        30.385563       13,709.6154
   01/01/2007                             to  12/31/2007       30.385563        32.371025       24,367.5102
   01/01/2008                             to  12/31/2008       32.371025        22.483750       44,991.5418
   01/01/2009                             to  12/31/2009       22.483750        26.979901       61,372.6200
   01/01/2010                             to  12/31/2010       26.979901        29.859490       85,920.1573
   01/01/2011                             to  12/31/2011       29.859490        30.106647      123,135.4835
   01/01/2012                             to  12/31/2012       30.106647        34.299843      143,688.0657
   01/01/2013                             to  12/31/2013       34.299843        43.816790      166,163.4726
=============                            ==== ==========       =========        =========      ============

                                   1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I) AND BEFORE THAT LEGG
 MASON PARTNERS INVESTMENT SERIES - LEGG MASON PARTNERS VARIABLE GROWTH AND INCOME SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006        9.448343        10.162798          638.1891
   01/01/2007                             to  04/27/2007       10.162798        10.626513            0.0000
=============                            ==== ==========       =========        =========       ===========
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II))
   11/12/2007                             to  12/31/2007       16.075625        16.422373            0.0000
   01/01/2008                             to  12/31/2008       16.422373        11.386053            0.0000
   01/01/2009                             to  12/31/2009       11.386053        11.140609            0.0000
   01/01/2010                             to  12/31/2010       11.140609        11.140609            0.0000
   01/01/2011                             to  12/31/2011       11.140609        11.140609            0.0000
   01/01/2012                             to  12/31/2012       11.140609        11.140609            0.0000
   01/01/2013                             to  12/31/2013       11.140609        11.140609            0.0000
=============                            ==== ==========       =========        =========       ===========
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II) AND BEFORE THAT LEGG
 MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO - LARGE CAP GROWTH AND VALUE SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       14.778141        15.947671            0.0000
   01/01/2007                             to  12/31/2007       15.947671        16.225922            0.0000
   01/01/2008                             to  12/31/2008       16.225922        16.225922            0.0000
   01/01/2009                             to  12/31/2009       16.225922        16.225922            0.0000
   01/01/2010                             to  12/31/2010       16.225922        16.225922            0.0000
   01/01/2011                             to  12/31/2011       16.225922        16.225922            0.0000
   01/01/2012                             to  12/31/2012       16.225922        16.225922            0.0000
   01/01/2013                             to  12/31/2013       16.225922        16.225922            0.0000
=============                            ==== ==========       =========        =========       ===========
CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS I))
   04/30/2007                             to  12/31/2007       12.149710        12.195183       55,725.2858
   01/01/2008                             to  12/31/2008       12.195183         7.786532       53,443.4993
   01/01/2009                             to  12/31/2009        7.786532         9.403981       39,456.7600
   01/01/2010                             to  12/31/2010        9.403981        10.374052       29,391.4316
   01/01/2011                             to  12/31/2011       10.374052        10.999437       30,631.3464
   01/01/2012                             to  12/31/2012       10.999437        12.342953       10,585.4874
   01/01/2013                             to  12/31/2013       12.342953        15.275248        6,433.0199
=============                            ==== ==========       =========        =========       ===========

                                   1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS I) AND BEFORE
 THAT LEGG MASON CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006        8.435830         9.414107        1,751.9683
   01/01/2007                             to  12/31/2007        9.414107         9.846869       12,605.9302
   01/01/2008                             to  12/31/2008        9.846869         6.909886        7,728.6376
   01/01/2009                             to  12/31/2009        6.909886         8.289185        6,955.8700
   01/01/2010                             to  12/31/2010        8.289185         9.114951        6,464.6022
   01/01/2011                             to  04/29/2011        9.114951         9.897659            0.0000
=============                            ==== ==========       =========        =========      ============
CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS I) AND BEFORE
 THAT LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME SUB-ACCOUNT (CLASS I))
   02/27/2006                             to  12/31/2006       10.944382        11.610273       42,586.5599
   01/01/2007                             to  04/27/2007       11.610273        12.200861            0.0000
=============                            ==== ==========       =========        =========      ============
CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS II)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS II) AND BEFORE
 THAT LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME SUB-ACCOUNT (CLASS II))
   02/27/2006                             to  12/31/2006       13.434424        14.483269            0.0000
   01/01/2007                             to  12/31/2007       14.483269        14.770706        4,628.7963
   01/01/2008                             to  12/31/2008       14.770706         9.439734       30,077.4997
   01/01/2009                             to  12/31/2009        9.439734        11.375389       43,588.9600
   01/01/2010                             to  12/31/2010       11.375389        12.532613       54,235.1590
   01/01/2011                             to  12/31/2011       12.532613        13.265260       76,865.0190
   01/01/2012                             to  12/31/2012       13.265260        14.868763      109,215.0192
   01/01/2013                             to  12/31/2013       14.868763        18.363406      125,932.2480
=============                            ==== ==========       =========        =========      ============
CLEARBRIDGE VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I))
   02/27/2006                             to  12/31/2006       13.289043        13.752647       11,656.5858
   01/01/2007                             to  12/31/2007       13.752647        14.229945       11,021.3831
   01/01/2008                             to  12/31/2008       14.229945         8.767934       11,642.0701
   01/01/2009                             to  12/31/2009        8.767934        12.267311       11,106.7600
   01/01/2010                             to  12/31/2010       12.267311        13.239909       11,013.1292
   01/01/2011                             to  12/31/2011       13.239909        12.926036       10,682.8161
   01/01/2012                             to  12/31/2012       12.926036        15.284952       10,352.5105
   01/01/2013                             to  12/31/2013       15.284952        20.705823        9,616.0273
=============                            ==== ==========       =========        =========      ============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
CLEARBRIDGE VARIABLE LARGE CAP VALUE SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE SUB-ACCOUNT (CLASS I))
  02/27/2006    to  12/31/2006       14.788397        16.529901            0.0000
  01/01/2007    to  12/31/2007       16.529901        16.875184        4,389.4672
  01/01/2008    to  12/31/2008       16.875184        10.674470        4,360.8135
  01/01/2009    to  12/31/2009       10.674470        13.059232        4,628.9800
  01/01/2010    to  12/31/2010       13.059232        14.047321        4,773.8431
  01/01/2011    to  12/31/2011       14.047321        14.487804        4,528.6757
  01/01/2012    to  12/31/2012       14.487804        16.584719        4,075.7190
  01/01/2013    to  12/31/2013       16.584719        21.572458        4,013.7301
============   ==== ==========       =========        =========       ===========
CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I))
  02/27/2006    to  12/31/2006       12.954632        13.143725       18,056.8253
  01/01/2007    to  12/31/2007       13.143725        14.207315       27,355.7954
  01/01/2008    to  12/31/2008       14.207315         8.276779       27,604.9719
  01/01/2009    to  12/31/2009        8.276779        11.612105       24,056.9300
  01/01/2010    to  12/31/2010       11.612105        14.284403       30,868.4103
  01/01/2011    to  12/31/2011       14.284403        14.231728       38,122.4730
  01/01/2012    to  12/31/2012       14.231728        16.700297       53,811.9901
  01/01/2013    to  12/31/2013       16.700297        24.132118       68,244.3643
============   ==== ==========       =========        =========       ===========
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       21.708279        24.250306          620.4047
  01/01/2007    to  04/27/2007       24.250306        25.477427            0.0000
============   ==== ==========       =========        =========       ===========
LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS SUB-ACCOUNT
  02/27/2006    to  12/31/2006       25.838424        26.846079            0.0000
  01/01/2007    to  12/31/2007       26.846079        29.252863            0.0000
  01/01/2008    to  12/31/2008       29.252863        21.499658            0.0000
  01/01/2009    to  12/31/2009       21.499658        25.952365            0.0000
  01/01/2010    to  12/31/2010       25.952365        28.600995            0.0000
  01/01/2011    to  12/31/2011       28.600995        28.100541            0.0000
  01/01/2012    to  12/31/2012       28.100541        30.568514            0.0000
  01/01/2013    to  12/31/2013       30.568514        35.657532            0.0000
============   ==== ==========       =========        =========       ===========

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LEGG MASON VARIABLE LIFESTYLE ALLOCATION 50% SUB-ACCOUNT
  02/27/2006    to  12/31/2006       14.706782        15.489274        2,092.0247
  01/01/2007    to  12/31/2007       15.489274        15.708129        4,490.3386
  01/01/2008    to  12/31/2008       15.708129        11.215191        4,248.5125
  01/01/2009    to  12/31/2009       11.215191        14.582540        2,587.1700
  01/01/2010    to  12/31/2010       14.582540        16.386410        3,515.5468
  01/01/2011    to  12/31/2011       16.386410        16.291515        8,335.2084
  01/01/2012    to  12/31/2012       16.291515        18.103692       16,654.2107
  01/01/2013    to  12/31/2013       18.103692        20.517583       23,273.6014
============   ==== ==========       =========        =========       ===========
LEGG MASON VARIABLE LIFESTYLE ALLOCATION 70% SUB-ACCOUNT
  02/27/2006    to  12/31/2006       13.585437        14.177568          188.0122
  01/01/2007    to  12/31/2007       14.177568        14.465084          193.0335
  01/01/2008    to  12/31/2008       14.465084         9.555632          214.5640
  01/01/2009    to  12/31/2009        9.555632        12.479420          208.3600
  01/01/2010    to  12/31/2010       12.479420        14.103657          201.2753
  01/01/2011    to  12/31/2011       14.103657        13.778548          205.4283
  01/01/2012    to  12/31/2012       13.778548        15.514872          206.5961
  01/01/2013    to  12/31/2013       15.514872        18.572683          199.7569
============   ==== ==========       =========        =========       ===========
LEGG MASON VARIABLE LIFESTYLE ALLOCATION 85% SUB-ACCOUNT
  02/27/2006    to  12/31/2006       14.223688        14.811318        1,346.7053
  01/01/2007    to  12/31/2007       14.811318        15.042419       16,363.8165
  01/01/2008    to  12/31/2008       15.042419         9.250064       28,415.9346
  01/01/2009    to  12/31/2009        9.250064        12.041581       55,010.2700
  01/01/2010    to  12/31/2010       12.041581        13.690364       66,297.8202
  01/01/2011    to  12/31/2011       13.690364        13.142632       76,002.4387
  01/01/2012    to  12/31/2012       13.142632        14.965277       82,707.0630
  01/01/2013    to  12/31/2013       14.965277        18.602546       82,785.4151
============   ==== ==========       =========        =========       ===========
LEGG MASON PARTNERS VARIABLE INCOME TRUST
LEGG MASON WESTERN ASSET VARIABLE ADJUSTABLE RATE INCOME SUB-ACCOUNT
  02/27/2006    to  12/31/2006       10.002402        10.210201        3,570.1237
  01/01/2007    to  12/31/2007       10.210201        10.168260        1,580.3809
  01/01/2008    to  12/31/2008       10.168260         7.875539        1,532.1609
  01/01/2009    to  12/31/2009        7.875539         9.086302        1,754.5900
  01/01/2010    to  12/31/2010        9.086302         9.749728        2,395.7616
  01/01/2011    to  04/29/2011        9.749728         9.628887            0.0000
============   ==== ==========       =========        =========       ===========

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       15.230887        16.230552           9,564.1451
  01/01/2007    to  12/31/2007       16.230552        15.936923          23,078.2678
  01/01/2008    to  12/31/2008       15.936923        10.832668          20,439.2972
  01/01/2009    to  12/31/2009       10.832668        16.558771          74,598.8000
  01/01/2010    to  12/31/2010       16.558771        18.699503          29,512.2820
  01/01/2011    to  12/31/2011       18.699503        18.690509          38,384.7463
  01/01/2012    to  12/31/2012       18.690509        21.730494          52,943.4849
  01/01/2013    to  12/31/2013       21.730494        22.692381          61,260.1596
============   ==== ==========       =========        =========       ==============
MET INVESTORS SERIES TRUST
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  05/04/2009    to  12/31/2009        7.175756         8.945174         825,956.7100
  01/01/2010    to  12/31/2010        8.945174        10.097738         887,283.3967
  01/01/2011    to  12/31/2011       10.097738         9.777703         958,064.8916
  01/01/2012    to  12/31/2012        9.777703        11.386622       1,057,626.4723
  01/01/2013    to  12/31/2013       11.386622        15.149305       1,014,461.6831
============   ==== ==========       =========        =========       ==============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B) AND BEFORE THAT VAN KAMPEN LIFE
INVESTMENT TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II))
  02/27/2006    to  12/31/2006       13.723580        15.236661          28,664.6259
  01/01/2007    to  12/31/2007       15.236661        14.622328          60,216.7462
  01/01/2008    to  12/31/2008       14.622328         9.223715          83,569.9314
  01/01/2009    to  05/01/2009        9.223715         8.941191               0.0000
============   ==== ==========       =========        =========       ==============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  02/27/2006    to  12/31/2006       13.813410        14.373156       1,107,678.6553
  01/01/2007    to  12/31/2007       14.373156        15.686028       1,054,768.7555
  01/01/2008    to  12/31/2008       15.686028         9.443675         868,227.7341
  01/01/2009    to  12/31/2009        9.443675        12.418277         895,988.1400
  01/01/2010    to  12/31/2010       12.418277        15.398109         846,016.4778
  01/01/2011    to  12/31/2011       15.398109        14.967924         864,736.8237
  01/01/2012    to  12/31/2012       14.967924        17.388169         784,137.3610
  01/01/2013    to  12/31/2013       17.388169        23.951394         745,938.6184
============   ==== ==========       =========        =========       ==============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - CONVERTIBLE SECURITIES SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       17.155970        18.076349           1,064.6634
  01/01/2007    to  12/31/2007       18.076349        18.977556             167.0453
  01/01/2008    to  12/31/2008       18.977556        15.216340             157.0912
  01/01/2009    to  12/31/2009       15.216340        20.503301             110.2900
  01/01/2010    to  12/31/2010       20.503301        22.802615             128.5587
  01/01/2011    to  12/31/2011       22.802615        23.489373             128.2834
  01/01/2012    to  12/31/2012       23.489373        26.124748             128.7113
  01/01/2013    to  12/31/2013       26.124748        27.768541             120.7597
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  02/27/2006    to  12/31/2006       13.725146        15.732735       1,689,045.0405
  01/01/2007    to  12/31/2007       15.732735        17.512947       1,754,022.5344
  01/01/2008    to  12/31/2008       17.512947         9.917813       1,735,239.5436
  01/01/2009    to  12/31/2009        9.917813        12.822103       1,657,959.1500
  01/01/2010    to  12/31/2010       12.822103        14.036777       1,558,754.1578
  01/01/2011    to  12/31/2011       14.036777        12.315804       1,451,252.3352
  01/01/2012    to  12/31/2012       12.315804        14.122923       1,356,246.8699
  01/01/2013    to  12/31/2013       14.122923        16.550500       1,220,678.8154
============   ==== ==========       =========        =========       ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION
FUND/VA SUB-ACCOUNT (SERVICE SHARES))
  02/27/2006    to  04/30/2006       71.448293        72.166946              13.7424
============   ==== ==========       =========        =========       ==============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  02/27/2006    to  12/31/2006       17.163267        18.651755           1,068.0847
  01/01/2007    to  12/31/2007       18.651755        19.474022           5,272.0906
  01/01/2008    to  12/31/2008       19.474022        11.374184          13,012.4459
  01/01/2009    to  12/31/2009       11.374184        15.625418          12,817.3300
  01/01/2010    to  12/31/2010       15.625418        17.800035          16,240.1497
  01/01/2011    to  12/31/2011       17.800035        16.021549          16,308.8165
  01/01/2012    to  12/31/2012       16.021549        19.075725          15,336.6101
  01/01/2013    to  12/31/2013       19.075725        23.827264          61,282.1456
============   ==== ==========       =========        =========       ==============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010       13.356459        13.950884           2,790.8672
  01/01/2011    to  12/31/2011       13.950884        12.763786          34,972.2441
  01/01/2012    to  12/31/2012       12.763786        15.327269          44,231.9129
  01/01/2013    to  04/26/2013       15.327269        16.276366               0.0000
============   ==== ==========       =========        =========       ==============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN
TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  02/27/2006    to  12/31/2006       16.093904        18.514734        4,118.5732
  01/01/2007    to  12/31/2007       18.514734        18.618787       16,524.1189
  01/01/2008    to  12/31/2008       18.618787        10.551561       25,553.1133
  01/01/2009    to  12/31/2009       10.551561        13.593456       30,636.0900
  01/01/2010    to  12/31/2010       13.593456        14.345478       31,619.8593
  01/01/2011    to  04/29/2011       14.345478        15.986985            0.0000
============   ==== ==========       =========        =========      ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG MASON
PARTNERS
 VARIABLE EQUITY TRUST - LEGG MASON BATTERYMARCH VARIABLE GLOBAL EQUITY SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       16.333726        17.816119        4,446.4340
  01/01/2007    to  12/31/2007       17.816119        18.365267       55,409.4541
  01/01/2008    to  12/31/2008       18.365267        10.589695        8,330.7988
  01/01/2009    to  12/31/2009       10.589695        12.575543        8,386.7900
  01/01/2010    to  04/30/2010       12.575543        13.312937            0.0000
============   ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - PIONEER FUND SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       17.136034        18.823374        6,658.5233
  01/01/2007    to  12/31/2007       18.823374        19.420751       11,427.4762
  01/01/2008    to  12/31/2008       19.420751        12.816556       24,226.0713
  01/01/2009    to  12/31/2009       12.816556        15.602346       69,915.6100
  01/01/2010    to  12/31/2010       15.602346        17.818973      115,528.8044
  01/01/2011    to  12/31/2011       17.818973        16.714191      180,610.2703
  01/01/2012    to  12/31/2012       16.714191        18.162030      234,704.7727
  01/01/2013    to  12/31/2013       18.162030        23.750222      244,324.8219
============   ==== ==========       =========        =========      ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - PIONEER STRATEGIC INCOME SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       17.744646        18.392377       22,741.0596
  01/01/2007    to  12/31/2007       18.392377        19.272788       54,287.9365
  01/01/2008    to  12/31/2008       19.272788        16.903303       73,465.0731
  01/01/2009    to  12/31/2009       16.903303        22.106133      117,264.0100
  01/01/2010    to  12/31/2010       22.106133        24.367609      181,169.3899
  01/01/2011    to  12/31/2011       24.367609        24.814938      280,091.2678
  01/01/2012    to  12/31/2012       24.814938        27.216721      359,434.8982
  01/01/2013    to  12/31/2013       27.216721        27.157692      422,586.7892
============   ==== ==========       =========        =========      ============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       18.699955        17.056395        2,005,086.4356
  01/01/2008    to  12/31/2008       17.056395        11.761385        1,817,125.4864
  01/01/2009    to  12/31/2009       11.761385        14.614344        1,803,390.9400
  01/01/2010    to  12/31/2010       14.614344        17.218453        1,788,638.5263
  01/01/2011    to  12/31/2011       17.218453        15.400050        1,745,938.9641
  01/01/2012    to  12/31/2012       15.400050        17.853291        1,477,939.5884
  01/01/2013    to  12/31/2013       17.853291        23.236144        1,236,327.3402
============   ==== ==========       =========        =========        ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY PUTNAM VARIABLE TRUST - PUTNAM VT SMALL CAP VALUE SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       24.423456        25.749658            4,967.5248
  01/01/2007    to  04/27/2007       25.749658        27.483669                0.0000
============   ==== ==========       =========        =========        ==============
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  02/27/2006    to  12/31/2006       15.743752        16.987067            1,945.5131
  01/01/2007    to  12/31/2007       16.987067        18.371448            1,872.5353
  01/01/2008    to  12/31/2008       18.371448        10.065335              318.0716
  01/01/2009    to  12/31/2009       10.065335        12.055383              328.8100
  01/01/2010    to  12/31/2010       12.055383        12.659148              358.6310
  01/01/2011    to  12/31/2011       12.659148         9.935414              430.8760
  01/01/2012    to  12/31/2012        9.935414        11.652908              360.8681
  01/01/2013    to  12/31/2013       11.652908        13.184184        1,426,311.2961
============   ==== ==========       =========        =========        ==============
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
  05/01/2006    to  12/31/2006       42.087572        43.742890              356.1532
  01/01/2007    to  12/31/2007       43.742890        45.613603            3,231.6993
  01/01/2008    to  12/31/2008       45.613603        43.220567              743.3748
  01/01/2009    to  12/31/2009       43.220567        46.419613              574.6500
  01/01/2010    to  12/31/2010       46.419613        49.347088              585.1320
  01/01/2011    to  12/31/2011       49.347088        51.600125              569.7533
  01/01/2012    to  12/31/2012       51.600125        54.443978              595.3969
  01/01/2013    to  12/31/2013       54.443978        53.011299              669.3285
============   ==== ==========       =========        =========        ==============
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
 (FORMERLY TRAVELERS SERIES TRUST - TRAVELERS MANAGED INCOME SUB-ACCOUNT)
  02/27/2006    to  04/30/2006       15.106755        14.974793              331.3756
============   ==== ==========       =========        =========        ==============

                                   1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A))
   05/04/2009                             to  12/31/2009       10.148982        12.768818        5,051.3600
   01/01/2010                             to  12/31/2010       12.768818        15.034354        4,704.3799
   01/01/2011                             to  12/31/2011       15.034354        13.452339        4,395.7406
   01/01/2012                             to  12/31/2012       13.452339        15.117541        4,195.7554
   01/01/2013                             to  12/31/2013       15.117541        19.938763        4,707.5486
=============                            ==== ==========       =========        =========      ============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT FI LARGE CAP
 SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - LARGE CAP SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       16.916491        17.106999        5,184.5922
   01/01/2007                             to  12/31/2007       17.106999        17.471368        2,158.1672
   01/01/2008                             to  12/31/2008       17.471368         9.473204        2,162.0994
   01/01/2009                             to  05/01/2009        9.473204         9.880326            0.0000
=============                            ==== ==========       =========        =========      ============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET/AIM
 CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - AIM CAPITAL
 APPRECIATION SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       14.190651        14.200964        1,146.8922
   01/01/2007                             to  12/31/2007       14.200964        15.616502        1,424.1562
   01/01/2008                             to  12/31/2008       15.616502         8.801294        2,347.6515
   01/01/2009                             to  05/01/2009        8.801294         8.361042            0.0000
=============                            ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
   05/03/2010                             to  12/31/2010       13.002321        12.852324      156,387.1165
   01/01/2011                             to  12/31/2011       12.852324        12.629961      192,111.3912
   01/01/2012                             to  12/31/2012       12.629961        12.409660      161,076.9809
   01/01/2013                             to  12/31/2013       12.409660        12.194371      140,374.2592
=============                            ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
 (FORMERLY LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON WESTERN ASSET VARIABLE MONEY
 MARKET SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       12.467467        12.778067       34,653.6574
   01/01/2007                             to  12/31/2007       12.778067        13.171785       90,092.8513
   01/01/2008                             to  12/31/2008       13.171785        13.279719      125,665.8278
   01/01/2009                             to  12/31/2009       13.279719        13.078522      147,039.9800
   01/01/2010                             to  04/30/2010       13.078522        13.004192            0.0000
=============                            ==== ==========       =========        =========      ============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS B)
   05/02/2011                             to  12/31/2011       15.159422        13.393113       12,786.5637
   01/01/2012                             to  12/31/2012       13.393113        14.819955       12,821.5406
   01/01/2013                             to  12/31/2013       14.819955        19.420939       12,507.6067
=============                            ==== ==========       =========        =========      ============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON PARTNERS VARIABLE EQUITY TRUST - LEGG MASON CLEARBRIDGE VARIABLE
CAPITAL SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       15.365815        16.574304          20,143.7350
  01/01/2007    to  12/31/2007       16.574304        16.585818          22,366.8999
  01/01/2008    to  12/31/2008       16.585818         9.430340          21,987.3848
  01/01/2009    to  12/31/2009        9.430340        12.996337          21,242.3300
  01/01/2010    to  12/31/2010       12.996337        14.388218          15,912.2128
  01/01/2011    to  04/29/2011       14.388218        15.193807               0.0000
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       12.036111         7.963454       1,551,252.8603
  01/01/2009    to  12/31/2009        7.963454        10.921265       1,781,708.2000
  01/01/2010    to  12/31/2010       10.921265        11.946084       1,712,164.2410
  01/01/2011    to  12/31/2011       11.946084        11.765296       1,571,504.4441
  01/01/2012    to  12/31/2012       11.765296        13.358605       2,574,947.6990
  01/01/2013    to  12/31/2013       13.358605        17.948732       2,333,821.9085
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006        8.823444         8.985325       3,267,057.7938
  01/01/2007    to  12/31/2007        8.985325        10.090152       3,069,690.3843
  01/01/2008    to  12/31/2008       10.090152         5.359740       2,538,996.6980
  01/01/2009    to  12/31/2009        5.359740         7.568480       2,330,307.4300
  01/01/2010    to  12/31/2010        7.568480         8.136100       2,020,755.9839
  01/01/2011    to  12/31/2011        8.136100         7.884860       1,836,098.7767
  01/01/2012    to  04/27/2012        7.884860         8.860339               0.0000
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN LIFE INVESTMENT TRUST - STRATEGIC GROWTH SUB-ACCOUNT (CLASS II))
  02/27/2006    to  12/31/2006        4.935343         4.791463          24,083.6633
  01/01/2007    to  12/31/2007        4.791463         5.491468          31,360.9798
  01/01/2008    to  04/25/2008        5.491468         5.234098               0.0000
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
  05/01/2006    to  12/31/2006       39.710443        42.561621           9,978.9802
  01/01/2007    to  12/31/2007       42.561621        43.565736          16,507.5649
  01/01/2008    to  12/31/2008       43.565736        33.257019          12,673.2343
  01/01/2009    to  12/31/2009       33.257019        38.679734          11,359.1900
  01/01/2010    to  12/31/2010       38.679734        41.759100          11,107.8298
  01/01/2011    to  12/31/2011       41.759100        41.941564          11,861.5815
  01/01/2012    to  12/31/2012       41.941564        45.892564          11,224.2829
  01/01/2013    to  12/31/2013       45.892564        53.554455           8,491.6901
============   ==== ==========       =========        =========       ==============

                                   1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
 (FORMERLY TRAVELERS SERIES TRUST - MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT)
   02/27/2006                             to  04/30/2006       24.162431        24.324571        7,988.1257
=============                            ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY MET INVESTORS SERIES TRUST - MFS (Reg. TM) VALUE SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       13.831643        15.729220       16,212.7516
   01/01/2007                             to  12/31/2007       15.729220        16.635431       25,742.7000
   01/01/2008                             to  12/31/2008       16.635431        11.028899       20,789.4229
   01/01/2009                             to  12/31/2009       11.028899        13.093905       22,487.4100
   01/01/2010                             to  12/31/2010       13.093905        14.336839       16,737.0616
   01/01/2011                             to  12/31/2011       14.336839        14.208657       16,222.7715
   01/01/2012                             to  12/31/2012       14.208657        16.285540       13,818.2930
   01/01/2013                             to  12/31/2013       16.285540        21.721355       16,350.2540
=============                            ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY FI VALUE LEADERS SUB-ACCOUNT (CLASS D))
   05/01/2006                             to  12/31/2006       20.439565        20.990044       12,900.3068
   01/01/2007                             to  12/31/2007       20.990044        21.467253        6,444.3600
   01/01/2008                             to  12/31/2008       21.467253        12.865446        6,467.9561
   01/01/2009                             to  12/31/2009       12.865446        15.387595        5,212.9900
   01/01/2010                             to  12/31/2010       15.387595        17.305640        3,444.2585
   01/01/2011                             to  12/31/2011       17.305640        15.943218        3,294.3215
   01/01/2012                             to  12/31/2012       15.943218        18.116387        2,797.0759
   01/01/2013                             to  04/26/2013       18.116387        19.932345            0.0000
=============                            ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY FI VALUE LEADERS SUB-ACCOUNT (CLASS D) AND BEFORE THAT TRAVELERS SERIES TRUST - EQUITY
 INCOME SUB-ACCOUNT)
   02/27/2006                             to  04/30/2006       20.382944        20.429026       10,498.3274
=============                            ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       15.851452        19.748305      402,766.1674
=============                            ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
   04/30/2007                             to  12/31/2007       17.335607        15.344915      852,082.9812
   01/01/2008                             to  12/31/2008       15.344915         9.302868      577,632.8078
   01/01/2009                             to  12/31/2009        9.302868        12.502044      549,877.1900
   01/01/2010                             to  12/31/2010       12.502044        15.093613      534,446.3846
   01/01/2011                             to  12/31/2011       15.093613        14.049713      482,948.0700
   01/01/2012                             to  12/31/2012       14.049713        14.534389      427,820.6872
   01/01/2013                             to  04/26/2013       14.534389        15.741755            0.0000
=============                            ==== ==========       =========        =========      ============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL
OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  02/27/2006    to  12/31/2006       16.601176        17.319799        4,105.7965
  01/01/2007    to  04/27/2007       17.319799        18.807638            0.0000
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       33.405720        20.357828            0.0000
  01/01/2009    to  12/31/2009       20.357828        28.614127            0.0000
  01/01/2010    to  12/31/2010       28.614127        32.826008            0.0000
  01/01/2011    to  12/31/2011       32.826008        31.826995            0.0000
  01/01/2012    to  12/31/2012       31.826995        37.112075            0.0000
  01/01/2013    to  12/31/2013       37.112075        50.606759      195,444.0182
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - LARGE CAP GROWTH
SUB-ACCOUNT
 (CLASS B))
  02/27/2006    to  12/31/2006       33.973666        32.542218            0.0000
  01/01/2007    to  12/31/2007       32.542218        36.327759           72.4716
  01/01/2008    to  04/25/2008       36.327759        33.364782            0.0000
============   ==== ==========       =========        =========      ============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  02/27/2006    to  12/31/2006       15.200710        15.502724       86,787.6793
  01/01/2007    to  12/31/2007       15.502724        15.846744      173,390.5817
  01/01/2008    to  12/31/2008       15.846744        15.488235      312,325.8107
  01/01/2009    to  12/31/2009       15.488235        15.840564      480,995.1100
  01/01/2010    to  12/31/2010       15.840564        16.420744      654,029.8508
  01/01/2011    to  12/31/2011       16.420744        16.986337      689,015.3491
  01/01/2012    to  12/31/2012       16.986337        17.198787      610,046.0423
  01/01/2013    to  12/31/2013       17.198787        16.747425      537,936.8763
============   ==== ==========       =========        =========      ============
PIONEER VARIABLE CONTRACTS TRUST
PIONEER VCT MID CAP VALUE SUB-ACCOUNT (CLASS II)
  02/27/2006    to  12/31/2006       28.926346        30.952116        2,112.6286
  01/01/2007    to  12/31/2007       30.952116        32.037982        7,803.4288
  01/01/2008    to  12/31/2008       32.037982        20.852721       18,612.1810
  01/01/2009    to  12/31/2009       20.852721        25.667474       25,251.4300
  01/01/2010    to  12/31/2010       25.667474        29.735535       25,844.7653
  01/01/2011    to  12/31/2011       29.735535        27.513838       30,027.3219
  01/01/2012    to  12/31/2012       27.513838        29.960773       35,742.1704
  01/01/2013    to  12/31/2013       29.960773        39.084043       36,822.8198
============   ==== ==========       =========        =========      ============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
UIF U.S. REAL ESTATE SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       23.839815        29.774769        7,534.4960
  01/01/2007    to  12/31/2007       29.774769        24.261048       19,996.2851
  01/01/2008    to  12/31/2008       24.261048        14.804255       39,348.9062
  01/01/2009    to  12/31/2009       14.804255        18.671955       51,647.0800
  01/01/2010    to  12/31/2010       18.671955        23.845993       54,604.1581
  01/01/2011    to  12/31/2011       23.845993        24.820407       63,365.4400
  01/01/2012    to  12/31/2012       24.820407        28.249716       78,666.6341
  01/01/2013    to  12/31/2013       28.249716        28.329729       85,582.0124
============   ==== ==========       =========        =========       ===========

FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the consolidated financial statements of the Company are included herein.


The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
MetLife Investors USA Separate Account A and Board of Directors of
MetLife Investors USA Insurance Company

We have audited the accompanying statements of assets and liabilities of MetLife Investors USA Separate Account A (the "Separate Account") of MetLife Investors USA Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Note 2 as of December 31, 2013, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2013, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2013, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 27, 2014

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                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2013


                                                                                                                   AMERICAN FUNDS
                                                    ALGER             AMERICAN FUNDS         AMERICAN FUNDS         GLOBAL SMALL
                                              SMALL CAP GROWTH             BOND               GLOBAL GROWTH        CAPITALIZATION
                                                 SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------   --------------------   -------------------    -------------------
ASSETS:
   Investments at fair value..............   $        63,772,200   $        146,158,384   $       314,826,299    $       124,184,057
   Due from MetLife Investors
     USA Insurance Company................                    --                     --                    --                     --
                                             -------------------   --------------------   -------------------    -------------------
        Total Assets......................            63,772,200            146,158,384           314,826,299            124,184,057
                                             -------------------   --------------------   -------------------    -------------------
LIABILITIES:
   Accrued fees...........................                    --                     32                    93                     52
   Due to MetLife Investors
     USA Insurance Company................                     1                      1                     3                      2
                                             -------------------   --------------------   -------------------    -------------------
        Total Liabilities.................                     1                     33                    96                     54
                                             -------------------   --------------------   -------------------    -------------------

NET ASSETS................................   $        63,772,199   $        146,158,351   $       314,826,203    $       124,184,003
                                             ===================   ====================   ===================    ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $        63,772,199   $        146,137,922   $       314,815,262    $       124,172,760
   Net assets from contracts in payout....                    --                 20,429                10,941                 11,243
                                             -------------------   --------------------   -------------------    -------------------
        Total Net Assets..................   $        63,772,199   $        146,158,351   $       314,826,203    $       124,184,003
                                             ===================   ====================   ===================    ===================


 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                            AMERICAN FUNDS        AMERICAN FUNDS             DWS I          FEDERATED HIGH
                                                GROWTH             GROWTH-INCOME         INTERNATIONAL        INCOME BOND
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       856,560,270  $        388,320,093  $        18,592,801  $            26,171
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
        Total Assets....................          856,560,270           388,320,093           18,592,801               26,171
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   64                   100                    7                    5
   Due to MetLife Investors
     USA Insurance Company..............                    2                     3                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
        Total Liabilities...............                   66                   103                    7                    5
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $       856,560,204  $        388,319,990  $        18,592,794  $            26,166
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       856,524,635  $        388,260,143  $        18,592,794  $            26,166
   Net assets from contracts in payout..               35,569                59,847                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
        Total Net Assets................  $       856,560,204  $        388,319,990  $        18,592,794  $            26,166
                                          ===================  ====================  ===================  ===================

                                                FEDERATED          FIDELITY VIP          FIDELITY VIP        FIDELITY VIP
                                                 KAUFMAN           ASSET MANAGER          CONTRAFUND         EQUITY-INCOME
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $            44,909  $         88,274,484  $       611,972,984  $         5,954,600
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
        Total Assets....................               44,909            88,274,484          611,972,984            5,954,600
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    2                     1                   45                   --
   Due to MetLife Investors
     USA Insurance Company..............                   --                    --                   13                   --
                                          -------------------  --------------------  -------------------  -------------------
        Total Liabilities...............                    2                     1                   58                   --
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $            44,907  $         88,274,483  $       611,972,926  $         5,954,600
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            44,907  $         88,274,483  $       611,972,926  $         5,954,600
   Net assets from contracts in payout..                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
        Total Net Assets................  $            44,907  $         88,274,483  $       611,972,926  $         5,954,600
                                          ===================  ====================  ===================  ===================

                                              FIDELITY VIP          FIDELITY VIP
                                            FUNDSMANAGER 50%      FUNDSMANAGER 60%
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $      2,033,793,788  $     4,031,523,824
   Due from MetLife Investors
     USA Insurance Company..............                    --                   --
                                          --------------------  -------------------
        Total Assets....................         2,033,793,788        4,031,523,824
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    --                   --
   Due to MetLife Investors
     USA Insurance Company..............                    --                   --
                                          --------------------  -------------------
        Total Liabilities...............                    --                   --
                                          --------------------  -------------------

NET ASSETS..............................  $      2,033,793,788  $     4,031,523,824
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      2,033,793,788  $     4,031,523,824
   Net assets from contracts in payout..                    --                   --
                                          --------------------  -------------------
        Total Net Assets................  $      2,033,793,788  $     4,031,523,824
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013



                                              FIDELITY VIP          FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                                 GROWTH               INDEX 500              MID CAP            MONEY MARKET
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        165,968,439  $         69,677,261  $        446,581,951  $         76,155,366
   Due from MetLife Investors
     USA Insurance Company..............                    --                    --                     1                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           165,968,439            69,677,261           446,581,952            76,155,366
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    --                    14                    10                    20
   Due to MetLife Investors
     USA Insurance Company..............                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    --                    14                    10                    20
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        165,968,439  $         69,677,247  $        446,581,942  $         76,155,346
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        165,968,439  $         69,677,247  $        446,565,326  $         76,155,346
   Net assets from contracts in payout..                    --                    --                16,616                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        165,968,439  $         69,677,247  $        446,581,942  $         76,155,346
                                          ====================  ====================  ====================  ====================

                                                                                         FTVIPT FRANKLIN
                                              FIDELITY VIP         FTVIPT FRANKLIN       SMALL CAP VALUE        FTVIPT MUTUAL
                                                OVERSEAS          INCOME SECURITIES        SECURITIES         SHARES SECURITIES
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          5,925,521  $        297,821,546  $        128,048,986  $        156,078,613
   Due from MetLife Investors
     USA Insurance Company..............                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................             5,925,521           297,821,546           128,048,986           156,078,613
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    --                    75                     2                    41
   Due to MetLife Investors
     USA Insurance Company..............                    --                     1                     1                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    --                    76                     3                    42
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $          5,925,521  $        297,821,470  $        128,048,983  $        156,078,571
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          5,925,521  $        297,781,830  $        128,048,983  $        156,068,938
   Net assets from contracts in payout..                    --                39,640                    --                 9,633
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $          5,925,521  $        297,821,470  $        128,048,983  $        156,078,571
                                          ====================  ====================  ====================  ====================

                                                                  FTVIPT TEMPLETON
                                            FTVIPT TEMPLETON         GLOBAL BOND
                                           FOREIGN SECURITIES        SECURITIES
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $         87,721,359  $        254,683,432
   Due from MetLife Investors
     USA Insurance Company..............                    --                    --
                                          --------------------  --------------------
        Total Assets....................            87,721,359           254,683,432
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    64                    18
   Due to MetLife Investors
     USA Insurance Company..............                     2                    --
                                          --------------------  --------------------
        Total Liabilities...............                    66                    18
                                          --------------------  --------------------

NET ASSETS..............................  $         87,721,293  $        254,683,414
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         87,721,293  $        254,675,740
   Net assets from contracts in payout..                    --                 7,674
                                          --------------------  --------------------
        Total Net Assets................  $         87,721,293  $        254,683,414
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013



                                              INVESCO V.I.          INVESCO V.I.           INVESCO V.I.          INVESCO V.I.
                                           AMERICAN FRANCHISE      AMERICAN VALUE           CORE EQUITY        EQUITY AND INCOME
                                               SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  ---------------------  --------------------
ASSETS:
   Investments at fair value............  $            163,724  $         95,295,951  $             249,706  $        649,322,735
   Due from MetLife Investors
     USA Insurance Company..............                    --                    --                     --                    --
                                          --------------------  --------------------  ---------------------  --------------------
        Total Assets....................               163,724            95,295,951                249,706           649,322,735
                                          --------------------  --------------------  ---------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     6                    21                     10                    37
   Due to MetLife Investors
     USA Insurance Company..............                     5                     1                     --                    --
                                          --------------------  --------------------  ---------------------  --------------------
        Total Liabilities...............                    11                    22                     10                    37
                                          --------------------  --------------------  ---------------------  --------------------

NET ASSETS..............................  $            163,713  $         95,295,929  $             249,696  $        649,322,698
                                          ====================  ====================  =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            163,713  $         95,295,929  $             249,696  $        649,301,613
   Net assets from contracts in payout..                    --                    --                     --                21,085
                                          --------------------  --------------------  ---------------------  --------------------
        Total Net Assets................  $            163,713  $         95,295,929  $             249,696  $        649,322,698
                                          ====================  ====================  =====================  ====================


                                               INVESCO V.I.          INVESCO V.I.          INVESCO V.I.            JANUS ASPEN
                                            GLOBAL REAL ESTATE     GROWTH AND INCOME   INTERNATIONAL GROWTH      GLOBAL RESEARCH
                                                SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
                                          ---------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $          29,993,352  $        365,970,652  $        281,999,222  $               6,751
   Due from MetLife Investors
     USA Insurance Company..............                     --                    --                    --                     --
                                          ---------------------  --------------------  --------------------  ---------------------
        Total Assets....................             29,993,352           365,970,652           281,999,222                  6,751
                                          ---------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                     28                    37                    14                      3
   Due to MetLife Investors
     USA Insurance Company..............                      1                     2                     2                     --
                                          ---------------------  --------------------  --------------------  ---------------------
        Total Liabilities...............                     29                    39                    16                      3
                                          ---------------------  --------------------  --------------------  ---------------------

NET ASSETS..............................  $          29,993,323  $        365,970,613  $        281,999,206  $               6,748
                                          =====================  ====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          29,993,323  $        365,960,564  $        281,990,432  $               6,748
   Net assets from contracts in payout..                     --                10,049                 8,774                     --
                                          ---------------------  --------------------  --------------------  ---------------------
        Total Net Assets................  $          29,993,323  $        365,970,613  $        281,999,206  $               6,748
                                          =====================  ====================  ====================  =====================

                                                 LMPVET                 LMPVET
                                          CLEARBRIDGE VARIABLE   CLEARBRIDGE VARIABLE
                                            AGGRESSIVE GROWTH        ALL CAP VALUE
                                               SUB-ACCOUNT            SUB-ACCOUNT
                                          ---------------------  --------------------
ASSETS:
   Investments at fair value............  $         280,745,363  $        129,253,621
   Due from MetLife Investors
     USA Insurance Company..............                     --                    --
                                          ---------------------  --------------------
        Total Assets....................            280,745,363           129,253,621
                                          ---------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    160                    56
   Due to MetLife Investors
     USA Insurance Company..............                      3                     2
                                          ---------------------  --------------------
        Total Liabilities...............                    163                    58
                                          ---------------------  --------------------

NET ASSETS..............................  $         280,745,200  $        129,253,563
                                          =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         280,734,965  $        129,253,563
   Net assets from contracts in payout..                 10,235                    --
                                          ---------------------  --------------------
        Total Net Assets................  $         280,745,200  $        129,253,563
                                          =====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013



                                                 LMPVET                LMPVET                LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                              APPRECIATION          EQUITY INCOME       LARGE CAP GROWTH       LARGE CAP VALUE
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............   $       405,286,269  $        191,169,763  $         5,012,459    $         6,893,046
   Due from MetLife Investors
     USA Insurance Company..............                    --                    --                   --                     --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           405,286,269           191,169,763            5,012,459              6,893,046
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    46                   108                   68                     91
   Due to MetLife Investors
     USA Insurance Company..............                     2                     2                    1                      1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    48                   110                   69                     92
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................   $       405,286,221  $        191,169,653  $         5,012,390    $         6,892,954
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $       405,286,221  $        191,162,626  $         5,012,390    $         6,892,954
   Net assets from contracts in payout..                    --                 7,027                   --                     --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................   $       405,286,221  $        191,169,653  $         5,012,390    $         6,892,954
                                          ====================  ====================  ====================  ====================


                                                 LMPVET           LMPVET INVESTMENT          LMPVET               LMPVET
                                          CLEARBRIDGE VARIABLE    COUNSEL VARIABLE     VARIABLE LIFESTYLE   VARIABLE LIFESTYLE
                                            SMALL CAP GROWTH      SOCIAL AWARENESS       ALLOCATION 50%       ALLOCATION 70%
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $       112,499,086   $            292,324  $         44,101,424  $         2,305,026
   Due from MetLife Investors
     USA Insurance Company..............                   --                     --                    --                   --
                                          --------------------  --------------------  --------------------  -------------------
        Total Assets....................          112,499,086                292,324            44,101,424            2,305,026
                                          --------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   65                     38                    23                   27
   Due to MetLife Investors
     USA Insurance Company..............                    1                     --                    --                   --
                                          --------------------  --------------------  --------------------  -------------------
        Total Liabilities...............                   66                     38                    23                   27
                                          --------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $       112,499,020   $            292,286  $         44,101,401  $         2,304,999
                                          ====================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       112,499,020   $            292,286  $         44,101,401  $         2,304,999
   Net assets from contracts in payout..                   --                     --                    --                   --
                                          --------------------  --------------------  --------------------  -------------------
        Total Net Assets................  $       112,499,020   $            292,286  $         44,101,401  $         2,304,999
                                          ====================  ====================  ====================  ===================


                                                 LMPVET            LMPVIT WESTERN
                                           VARIABLE LIFESTYLE   ASSET VARIABLE GLOBAL
                                             ALLOCATION 85%        HIGH YIELD BOND
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  ---------------------
ASSETS:
   Investments at fair value............  $         95,074,305  $       104,740,529
   Due from MetLife Investors
     USA Insurance Company..............                    --                   --
                                          --------------------  ---------------------
        Total Assets....................            95,074,305          104,740,529
                                          --------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                    21                   77
   Due to MetLife Investors
     USA Insurance Company..............                    --                    1
                                          --------------------  ---------------------
        Total Liabilities...............                    21                   78
                                          --------------------  ---------------------

NET ASSETS..............................  $         95,074,284  $       104,740,451
                                          ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         95,074,284  $       104,737,455
   Net assets from contracts in payout..                    --                2,996
                                          --------------------  ---------------------
        Total Net Assets................  $         95,074,284  $       104,740,451
                                          ====================  =====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                                                                                                  MIST
                                                                                                            ALLIANCEBERNSTEIN
                                                MFS VIT               MFS VIT                                GLOBAL DYNAMIC
                                            INVESTORS TRUST        NEW DISCOVERY      MFS VIT RESEARCH         ALLOCATION
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $            25,959  $             46,022  $            63,838  $      3,313,674,263
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
        Total Assets....................               25,959                46,022               63,838         3,313,674,263
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    8                     2                    2                    69
   Due to MetLife Investors
     USA Insurance Company..............                   --                    --                    1                     2
                                          -------------------  --------------------  -------------------  --------------------
        Total Liabilities...............                    8                     2                    3                    71
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $            25,951  $             46,020  $            63,835  $      3,313,674,192
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            25,951  $             46,020  $            63,835  $      3,313,622,486
   Net assets from contracts in payout..                   --                    --                   --                51,706
                                          -------------------  --------------------  -------------------  --------------------
        Total Net Assets................  $            25,951  $             46,020  $            63,835  $      3,313,674,192
                                          ===================  ====================  ===================  ====================


                                              MIST AMERICAN         MIST AMERICAN                             MIST AMERICAN
                                             FUNDS BALANCED         FUNDS GROWTH        MIST AMERICAN        FUNDS MODERATE
                                               ALLOCATION            ALLOCATION         FUNDS GROWTH           ALLOCATION
                                               SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $      3,430,387,069  $     1,828,322,442  $       632,386,712  $      1,796,367,030
   Due from MetLife Investors
     USA Insurance Company..............                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Assets....................         3,430,387,069        1,828,322,442          632,386,712         1,796,367,030
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    30                   66                   66                    52
   Due to MetLife Investors
     USA Insurance Company..............                     1                    1                   10                     1
                                          --------------------  -------------------  -------------------  --------------------
        Total Liabilities...............                    31                   67                   76                    53
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $      3,430,387,038  $     1,828,322,375  $       632,386,636  $      1,796,366,977
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      3,430,376,518  $     1,827,667,872  $       632,301,718  $      1,796,362,961
   Net assets from contracts in payout..                10,520              654,503               84,918                 4,016
                                          --------------------  -------------------  -------------------  --------------------
        Total Net Assets................  $      3,430,387,038  $     1,828,322,375  $       632,386,636  $      1,796,366,977
                                          ====================  ===================  ===================  ====================


                                               MIST AQR           MIST BLACKROCK
                                              GLOBAL RISK         GLOBAL TACTICAL
                                               BALANCED             STRATEGIES
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $     3,248,476,045  $      5,457,878,842
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --
                                          -------------------  --------------------
        Total Assets....................        3,248,476,045         5,457,878,842
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   68                    78
   Due to MetLife Investors
     USA Insurance Company..............                   --                     3
                                          -------------------  --------------------
        Total Liabilities...............                   68                    81
                                          -------------------  --------------------

NET ASSETS..............................  $     3,248,475,977  $      5,457,878,761
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     3,248,431,414  $      5,457,828,462
   Net assets from contracts in payout..               44,563                50,299
                                          -------------------  --------------------
        Total Net Assets................  $     3,248,475,977  $      5,457,878,761
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013



                                            MIST BLACKROCK        MIST BLACKROCK        MIST CLARION        MIST CLEARBRIDGE
                                              HIGH YIELD          LARGE CAP CORE     GLOBAL REAL ESTATE   AGGRESSIVE GROWTH II
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       265,149,930  $         16,869,754  $       182,674,017  $        119,069,072
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................          265,149,930            16,869,754          182,674,017           119,069,072
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  122                   102                   93                   110
   Due to MetLife Investors
     USA Insurance Company..............                    2                     2                    2                     2
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                  124                   104                   95                   112
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $       265,149,806  $         16,869,650  $       182,673,922  $        119,068,960
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       265,145,347  $         16,869,650  $       182,649,463  $        119,068,960
   Net assets from contracts in payout..                4,459                    --               24,459                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $       265,149,806  $         16,869,650  $       182,673,922  $        119,068,960
                                          ===================  ====================  ===================  ====================

                                                                                            MIST              MIST INVESCO
                                           MIST CLEARBRIDGE     MIST GOLDMAN SACHS     HARRIS OAKMARK         BALANCED-RISK
                                           AGGRESSIVE GROWTH       MID CAP VALUE        INTERNATIONAL          ALLOCATION
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       451,710,663  $        170,038,476  $       693,983,315  $        843,160,756
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................          451,710,663           170,038,476          693,983,315           843,160,756
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   96                    89                   69                    58
   Due to MetLife Investors
     USA Insurance Company..............                    2                     1                    2                     1
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                   98                    90                   71                    59
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $       451,710,565  $        170,038,386  $       693,983,244  $        843,160,697
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       451,670,790  $        170,001,706  $       693,796,289  $        843,160,697
   Net assets from contracts in payout..               39,775                36,680              186,955                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $       451,710,565  $        170,038,386  $       693,983,244  $        843,160,697
                                          ===================  ====================  ===================  ====================


                                              MIST INVESCO         MIST INVESCO
                                                COMSTOCK           MID CAP VALUE
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $       443,562,037  $        158,040,507
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --
                                          -------------------  --------------------
       Total Assets.....................          443,562,037           158,040,507
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  112                   131
   Due to MetLife Investors
     USA Insurance Company..............                    2                     1
                                          -------------------  --------------------
       Total Liabilities................                  114                   132
                                          -------------------  --------------------

NET ASSETS..............................  $       443,561,923  $        158,040,375
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       443,532,010  $        158,034,445
   Net assets from contracts in payout..               29,913                 5,930
                                          -------------------  --------------------
       Total Net Assets.................  $       443,561,923  $        158,040,375
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                                                                         MIST JPMORGAN
                                              MIST INVESCO          MIST JPMORGAN        GLOBAL ACTIVE         MIST JPMORGAN
                                            SMALL CAP GROWTH          CORE BOND           ALLOCATION          SMALL CAP VALUE
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        319,189,506  $       311,869,966  $        746,849,807  $        27,866,760
   Due from MetLife Investors
     USA Insurance Company..............                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................           319,189,506          311,869,966           746,849,807           27,866,760
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   159                   33                    89                  194
   Due to MetLife Investors
     USA Insurance Company..............                     2                    1                     1                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   161                   34                    90                  194
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        319,189,345  $       311,869,932  $        746,849,717  $        27,866,566
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        319,132,725  $       311,869,932  $        746,849,717  $        27,866,566
   Net assets from contracts in payout..                56,620                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        319,189,345  $       311,869,932  $        746,849,717  $        27,866,566
                                          ====================  ===================  ====================  ===================

                                                                                             MIST           MIST MET/FRANKLIN
                                           MIST LOOMIS SAYLES    MIST LORD ABBETT       MET/EATON VANCE       LOW DURATION
                                             GLOBAL MARKETS       BOND DEBENTURE         FLOATING RATE        TOTAL RETURN
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       180,595,879  $        259,294,611  $        83,115,922  $        140,307,239
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................          180,595,879           259,294,611           83,115,922           140,307,239
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   96                   121                   84                    92
   Due to MetLife Investors
     USA Insurance Company..............                    2                     3                    1                     1
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                   98                   124                   85                    93
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $       180,595,781  $        259,294,487  $        83,115,837  $        140,307,146
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       180,595,781  $        259,067,107  $        83,115,837  $        140,307,146
   Net assets from contracts in payout..                   --               227,380                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $       180,595,781  $        259,294,487  $        83,115,837  $        140,307,146
                                          ===================  ====================  ===================  ====================


                                           MIST MET/TEMPLETON       MIST METLIFE
                                           INTERNATIONAL BOND    AGGRESSIVE STRATEGY
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        52,286,206   $        659,971,556
   Due from MetLife Investors
     USA Insurance Company..............                   --                     --
                                          --------------------  --------------------
       Total Assets.....................           52,286,206            659,971,556
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   66                     51
   Due to MetLife Investors
     USA Insurance Company..............                    1                      1
                                          --------------------  --------------------
       Total Liabilities................                   67                     52
                                          --------------------  --------------------

NET ASSETS..............................  $        52,286,139   $        659,971,504
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        52,286,139   $        659,913,190
   Net assets from contracts in payout..                   --                 58,314
                                          --------------------  --------------------
       Total Net Assets.................  $        52,286,139   $        659,971,504
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013



                                              MIST METLIFE          MIST METLIFE         MIST METLIFE         MIST METLIFE
                                              BALANCED PLUS       BALANCED STRATEGY   DEFENSIVE STRATEGY     GROWTH STRATEGY
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $      6,454,727,036  $     7,812,083,227  $      1,972,799,230  $     6,767,059,571
   Due from MetLife Investors
     USA Insurance Company..............                    --                   --                    --                   13
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................         6,454,727,036        7,812,083,227         1,972,799,230        6,767,059,584
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    58                   49                    92                   66
   Due to MetLife Investors
     USA Insurance Company..............                     2                    1                     2                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                    60                   50                    94                   66
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $      6,454,726,976  $     7,812,083,177  $      1,972,799,136  $     6,767,059,518
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      6,454,591,334  $     7,810,608,978  $      1,972,521,631  $     6,766,750,756
   Net assets from contracts in payout..               135,642            1,474,199               277,505              308,762
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $      6,454,726,976  $     7,812,083,177  $      1,972,799,136  $     6,767,059,518
                                          ====================  ===================  ====================  ===================

                                                                                                                   MIST
                                             MIST METLIFE       MIST METLIFE MULTI-   MIST MFS EMERGING        MFS RESEARCH
                                           MODERATE STRATEGY    INDEX TARGETED RISK    MARKETS EQUITY          INTERNATIONAL
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $     3,631,779,081  $        209,957,104  $       456,076,979   $       331,488,553
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --                   --                    --
                                          -------------------  --------------------  --------------------  -------------------
       Total Assets.....................        3,631,779,081           209,957,104          456,076,979           331,488,553
                                          -------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   72                    51                   85                    89
   Due to MetLife Investors
     USA Insurance Company..............                    1                     1                    2                     3
                                          -------------------  --------------------  --------------------  -------------------
       Total Liabilities................                   73                    52                   87                    92
                                          -------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $     3,631,779,008  $        209,957,052  $       456,076,892   $       331,488,461
                                          ===================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     3,631,343,957  $        209,957,052  $       456,043,852   $       331,401,169
   Net assets from contracts in payout..              435,051                    --               33,040                87,292
                                          -------------------  --------------------  --------------------  -------------------
       Total Net Assets.................  $     3,631,779,008  $        209,957,052  $       456,076,892   $       331,488,461
                                          ===================  ====================  ====================  ===================


                                          MIST MORGAN STANLEY    MIST OPPENHEIMER
                                            MID CAP GROWTH         GLOBAL EQUITY
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $       244,579,293  $        78,398,683
   Due from MetLife Investors
     USA Insurance Company..............                   --                    2
                                          -------------------  -------------------
       Total Assets.....................          244,579,293           78,398,685
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   57                  112
   Due to MetLife Investors
     USA Insurance Company..............                    2                   --
                                          -------------------  -------------------
       Total Liabilities................                   59                  112
                                          -------------------  -------------------

NET ASSETS..............................  $       244,579,234  $        78,398,573
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       244,579,234  $        78,398,573
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $       244,579,234  $        78,398,573
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                                 MIST
                                            PIMCO INFLATION           MIST                 MIST             MIST PIONEER
                                            PROTECTED BOND     PIMCO TOTAL RETURN      PIONEER FUND       STRATEGIC INCOME
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       821,456,212  $     1,993,787,047  $       297,755,838  $       919,329,053
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................          821,456,212        1,993,787,047          297,755,838          919,329,053
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  121                   97                  160                  185
   Due to MetLife Investors
     USA Insurance Company..............                    2                    2                    8                   11
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                  123                   99                  168                  196
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $       821,456,089  $     1,993,786,948  $       297,755,670  $       919,328,857
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       821,327,058  $     1,993,490,223  $       297,747,696  $       919,316,926
   Net assets from contracts in payout..              129,031              296,725                7,974               11,931
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $       821,456,089  $     1,993,786,948  $       297,755,670  $       919,328,857
                                          ===================  ===================  ===================  ===================


                                             MIST PYRAMIS         MIST PYRAMIS        MIST SCHRODERS      MIST SSGA GROWTH
                                           GOVERNMENT INCOME      MANAGED RISK      GLOBAL MULTI-ASSET     AND INCOME ETF
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       715,739,667  $        78,417,297  $       435,205,791  $     1,578,178,756
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................          715,739,667           78,417,297          435,205,791        1,578,178,756
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  109                   67                  101                   77
   Due to MetLife Investors
     USA Insurance Company..............                    1                    1                    1                    2
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                  110                   68                  102                   79
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $       715,739,557  $        78,417,229  $       435,205,689  $     1,578,178,677
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       715,457,516  $        78,417,229  $       435,205,689  $     1,578,176,658
   Net assets from contracts in payout..              282,041                   --                   --                2,019
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $       715,739,557  $        78,417,229  $       435,205,689  $     1,578,178,677
                                          ===================  ===================  ===================  ===================


                                               MIST SSGA       MIST T. ROWE PRICE
                                              GROWTH ETF         LARGE CAP VALUE
                                              SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $       509,607,946  $       657,944,412
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --
                                          -------------------  -------------------
       Total Assets.....................          509,607,946          657,944,412
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   86                   91
   Due to MetLife Investors
     USA Insurance Company..............                    2                    2
                                          -------------------  -------------------
       Total Liabilities................                   88                   93
                                          -------------------  -------------------

NET ASSETS..............................  $       509,607,858  $       657,944,319
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       509,607,858  $       657,632,896
   Net assets from contracts in payout..                   --              311,423
                                          -------------------  -------------------
       Total Net Assets.................  $       509,607,858  $       657,944,319
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                          MIST T. ROWE PRICE     MIST THIRD AVENUE  MSF BAILLIE GIFFORD      MSF BARCLAYS
                                            MID CAP GROWTH        SMALL CAP VALUE   INTERNATIONAL STOCK  AGGREGATE BOND INDEX
                                              SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       568,882,803  $       330,702,076  $       303,453,108  $       162,571,949
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................          568,882,803          330,702,076          303,453,108          162,571,949
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   55                  112                   57                   98
   Due to MetLife Investors
     USA Insurance Company..............                    1                    2                    4                    2
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   56                  114                   61                  100
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $       568,882,747  $       330,701,962  $       303,453,047  $       162,571,849
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       568,794,562  $       330,531,309  $       303,453,047  $       162,571,849
   Net assets from contracts in payout..               88,185              170,653                   --                   --
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $       568,882,747  $       330,701,962  $       303,453,047  $       162,571,849
                                          ===================  ===================  ===================  ====================

                                             MSF BLACKROCK         MSF BLACKROCK        MSF BLACKROCK         MSF BLACKROCK
                                              BOND INCOME      CAPITAL APPRECIATION    LARGE CAP VALUE        MONEY MARKET
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        57,252,064  $         15,272,530  $         3,792,927  $        461,343,188
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................           57,252,064            15,272,530            3,792,927           461,343,188
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  155                   184                   --                   292
   Due to MetLife Investors
     USA Insurance Company..............                    2                     4                    1                     6
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                  157                   188                    1                   298
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $        57,251,907  $         15,272,342  $         3,792,926  $        461,342,890
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        57,243,808  $         15,272,342  $         3,792,926  $        461,206,268
   Net assets from contracts in payout..                8,099                    --                   --               136,622
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $        57,251,907  $         15,272,342  $         3,792,926  $        461,342,890
                                          ===================  ====================  ===================  ====================

                                               MSF DAVIS           MSF FRONTIER
                                             VENTURE VALUE        MID CAP GROWTH
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $       658,561,619  $         83,651,214
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --
                                          -------------------  --------------------
       Total Assets.....................          658,561,619            83,651,214
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  177                    50
   Due to MetLife Investors
     USA Insurance Company..............                    4                     1
                                          -------------------  --------------------
       Total Liabilities................                  181                    51
                                          -------------------  --------------------

NET ASSETS..............................  $       658,561,438  $         83,651,163
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       658,275,863  $         83,628,999
   Net assets from contracts in payout..              285,575                22,164
                                          -------------------  --------------------
       Total Net Assets.................  $       658,561,438  $         83,651,163
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013



                                                   MSF            MSF LOOMIS SAYLES    MSF LOOMIS SAYLES      MSF MET/ARTISAN
                                             JENNISON GROWTH       SMALL CAP CORE      SMALL CAP GROWTH        MID CAP VALUE
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        585,624,287  $        14,610,873  $            226,834  $        285,771,086
   Due from MetLife Investors
     USA Insurance Company..............                    --                   --                    --                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Assets....................           585,624,287           14,610,873               226,834           285,771,086
                                          --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    66                   98                    32                    73
   Due to MetLife Investors
     USA Insurance Company..............                     2                    2                    --                     3
                                          --------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                    68                  100                    32                    76
                                          --------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $        585,624,219  $        14,610,773  $            226,802  $        285,771,010
                                          ====================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        585,280,529  $        14,610,773  $            226,802  $        285,579,066
   Net assets from contracts in payout..               343,690                   --                    --               191,944
                                          --------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $        585,624,219  $        14,610,773  $            226,802  $        285,771,010
                                          ====================  ===================  ====================  ====================

                                           MSF MET/DIMENSIONAL        MSF METLIFE           MSF METLIFE
                                           INTERNATIONAL SMALL       CONSERVATIVE         CONSERVATIVE TO         MSF METLIFE
                                                 COMPANY              ALLOCATION        MODERATE ALLOCATION   MID CAP STOCK INDEX
                                               SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          ---------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         66,162,529   $          7,497,463  $          7,732,407  $       125,884,166
   Due from MetLife Investors
     USA Insurance Company..............                    --                     --                    --                   --
                                          ---------------------  --------------------  --------------------  --------------------
        Total Assets....................            66,162,529              7,497,463             7,732,407          125,884,166
                                          ---------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   106                     55                    31                   87
   Due to MetLife Investors
     USA Insurance Company..............                     4                     --                    --                    1
                                          ---------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                   110                     55                    31                   88
                                          ---------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         66,162,419   $          7,497,408  $          7,732,376  $       125,884,078
                                          =====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         66,162,419   $          7,497,408  $          7,732,376  $       125,884,078
   Net assets from contracts in payout..                    --                     --                    --                   --
                                          ---------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         66,162,419   $          7,497,408  $          7,732,376  $       125,884,078
                                          =====================  ====================  ====================  ====================

                                                                     MSF METLIFE
                                               MSF METLIFE           MODERATE TO
                                           MODERATE ALLOCATION  AGGRESSIVE ALLOCATION
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  ---------------------
ASSETS:
   Investments at fair value............  $         44,655,438  $         57,260,816
   Due from MetLife Investors
     USA Insurance Company..............                    --                    --
                                          --------------------  ---------------------
        Total Assets....................            44,655,438            57,260,816
                                          --------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                    16                    28
   Due to MetLife Investors
     USA Insurance Company..............                     1                     1
                                          --------------------  ---------------------
        Total Liabilities...............                    17                    29
                                          --------------------  ---------------------

NET ASSETS..............................  $         44,655,421  $         57,260,787
                                          ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         44,655,421  $         57,260,787
   Net assets from contracts in payout..                    --                    --
                                          --------------------  ---------------------
        Total Net Assets................  $         44,655,421  $         57,260,787
                                          ====================  =====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013



                                              MSF METLIFE               MSF                  MSF               MSF MSCI
                                              STOCK INDEX        MFS TOTAL RETURN         MFS VALUE           EAFE INDEX
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       561,274,528  $        46,044,648  $       260,474,139  $       112,197,240
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................          561,274,528           46,044,648          260,474,139          112,197,240
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   40                  232                  168                   69
   Due to MetLife Investors
     USA Insurance Company..............                    1                    4                    7                    2
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   41                  236                  175                   71
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $       561,274,487  $        46,044,412  $       260,473,964  $       112,197,169
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       561,135,329  $        46,044,412  $       260,467,868  $       112,197,169
   Net assets from contracts in payout..              139,158                   --                6,096                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $       561,274,487  $        46,044,412  $       260,473,964  $       112,197,169
                                          ===================  ===================  ===================  ===================


                                              MSF NEUBERGER             MSF          MSF T. ROWE PRICE    MSF T. ROWE PRICE
                                             BERMAN GENESIS     RUSSELL 2000 INDEX   LARGE CAP GROWTH     SMALL CAP GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       172,247,595  $       141,070,551  $       151,930,138  $        10,522,855
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................          172,247,595          141,070,551          151,930,138           10,522,855
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  133                   91                   66                   42
   Due to MetLife Investors
     USA Insurance Company..............                    2                    2                    1                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                  135                   93                   67                   42
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $       172,247,460  $       141,070,458  $       151,930,071  $        10,522,813
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       172,210,991  $       141,070,458  $       151,902,711  $        10,522,813
   Net assets from contracts in payout..               36,469                   --               27,360                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $       172,247,460  $       141,070,458  $       151,930,071  $        10,522,813
                                          ===================  ===================  ===================  ===================

                                              MSF VAN ECK        MSF WESTERN ASSET
                                            GLOBAL NATURAL          MANAGEMENT
                                               RESOURCES          U.S. GOVERNMENT
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $       106,449,545  $       291,870,510
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --
                                          -------------------  -------------------
       Total Assets.....................          106,449,545          291,870,510
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   45                  121
   Due to MetLife Investors
     USA Insurance Company..............                    1                    1
                                          -------------------  -------------------
       Total Liabilities................                   46                  122
                                          -------------------  -------------------

NET ASSETS..............................  $       106,449,499  $       291,870,388
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       106,449,499  $       291,855,711
   Net assets from contracts in payout..                   --               14,677
                                          -------------------  -------------------
       Total Net Assets.................  $       106,449,499  $       291,870,388
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                                                                       OPPENHEIMER VA
                                               NEUBERGER          OPPENHEIMER VA      GLOBAL STRATEGIC       OPPENHEIMER VA
                                            BERMAN GENESIS           CORE BOND             INCOME              MAIN STREET
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $            10,997  $              8,649  $             4,493  $            104,043
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
        Total Assets....................               10,997                 8,649                4,493               104,043
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    6                     3                    1                     4
   Due to MetLife Investors
     USA Insurance Company..............                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
        Total Liabilities...............                    6                     3                    1                     4
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $            10,991  $              8,646  $             4,492  $            104,039
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            10,991  $              8,646  $             4,492  $            104,039
   Net assets from contracts in payout..                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
        Total Net Assets................  $            10,991  $              8,646  $             4,492  $            104,039
                                          ===================  ====================  ===================  ====================


                                             OPPENHEIMER VA        OPPENHEIMER VA        PIONEER VCT           PIONEER VCT
                                            MAIN STREET SMALL           MONEY         DISCIPLINED VALUE     EMERGING MARKETS
                                               SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        123,045,425  $             4,008  $         2,003,215  $            721,676
   Due from MetLife Investors
     USA Insurance Company..............                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Assets....................           123,045,425                4,008            2,003,215               721,676
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    18                    8                   78                    92
   Due to MetLife Investors
     USA Insurance Company..............                    --                   --                   --                     1
                                          --------------------  -------------------  -------------------  --------------------
        Total Liabilities...............                    18                    8                   78                    93
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $        123,045,407  $             4,000  $         2,003,137  $            721,583
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        123,045,407  $             4,000  $         2,003,137  $            721,583
   Net assets from contracts in payout..                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Net Assets................  $        123,045,407  $             4,000  $         2,003,137  $            721,583
                                          ====================  ===================  ===================  ====================


                                              PIONEER VCT      PIONEER VCT IBBOTSON
                                             EQUITY INCOME       GROWTH ALLOCATION
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $           637,916  $         20,842,524
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --
                                          -------------------  --------------------
        Total Assets....................              637,916            20,842,524
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   41                    55
   Due to MetLife Investors
     USA Insurance Company..............                    1                     1
                                          -------------------  --------------------
        Total Liabilities...............                   42                    56
                                          -------------------  --------------------

NET ASSETS..............................  $           637,874  $         20,842,468
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           637,874  $         20,842,468
   Net assets from contracts in payout..                   --                    --
                                          -------------------  --------------------
        Total Net Assets................  $           637,874  $         20,842,468
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2013


                                          PIONEER VCT IBBOTSON        PIONEER VCT           PIONEER VCT          T. ROWE PRICE
                                           MODERATE ALLOCATION       MID CAP VALUE      REAL ESTATE SHARES       GROWTH STOCK
                                               SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          ---------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          30,201,108  $         71,900,108  $            252,718  $          8,339,192
   Due from MetLife Investors
     USA Insurance Company..............                     --                    --                    --                    --
                                          ---------------------  --------------------  --------------------  --------------------
        Total Assets....................             30,201,108            71,900,108               252,718             8,339,192
                                          ---------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     44                    65                    64                    --
   Due to MetLife Investors
     USA Insurance Company..............                      1                     1                     1                    --
                                          ---------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     45                    66                    65                    --
                                          ---------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $          30,201,063  $         71,900,042  $            252,653  $          8,339,192
                                          =====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          30,201,063  $         71,900,042  $            252,653  $          8,339,192
   Net assets from contracts in payout..                     --                    --                    --                    --
                                          ---------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $          30,201,063  $         71,900,042  $            252,653  $          8,339,192
                                          =====================  ====================  ====================  ====================


                                               T. ROWE PRICE         T. ROWE PRICE
                                            INTERNATIONAL STOCK      PRIME RESERVE     UIF U.S. REAL ESTATE
                                                SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          ---------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $             655,401  $            558,450  $        100,974,984
   Due from MetLife Investors
     USA Insurance Company..............                     --                    --                    --
                                          ---------------------  --------------------  --------------------
        Total Assets....................                655,401               558,450           100,974,984
                                          ---------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     --                    --                     6
   Due to MetLife Investors
     USA Insurance Company..............                     --                     1                     1
                                          ---------------------  --------------------  --------------------
        Total Liabilities...............                     --                     1                     7
                                          ---------------------  --------------------  --------------------

NET ASSETS..............................  $             655,401  $            558,449  $        100,974,977
                                          =====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             655,401  $            558,449  $        100,974,977
   Net assets from contracts in payout..                     --                    --                    --
                                          ---------------------  --------------------  --------------------
        Total Net Assets................  $             655,401  $            558,449  $        100,974,977
                                          =====================  ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                                                               AMERICAN FUNDS
                                                     ALGER          AMERICAN FUNDS       AMERICAN FUNDS         GLOBAL SMALL
                                               SMALL CAP GROWTH          BOND             GLOBAL GROWTH        CAPITALIZATION
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $         2,659,639  $         3,543,665  $           995,290
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              795,350            1,579,860            3,369,739            1,305,682
      Administrative charges...............                   --              361,049              700,854              239,013
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              795,350            1,940,909            4,070,593            1,544,695
                                             -------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....            (795,350)              718,730            (526,928)            (549,405)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            7,752,298            1,645,084                   --                   --
      Realized gains (losses) on sale of
        investments........................              715,762              105,489            3,982,592            1,957,425
                                             -------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....            8,468,060            1,750,573            3,982,592            1,957,425
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            8,688,799          (7,601,790)           65,109,148           25,083,432
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           17,156,859          (5,851,217)           69,091,740           27,040,857
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        16,361,509  $       (5,132,487)  $        68,564,812  $        26,491,452
                                             ===================  ===================  ===================  ===================


                                                AMERICAN FUNDS      AMERICAN FUNDS            DWS I            FEDERATED HIGH
                                                    GROWTH           GROWTH-INCOME        INTERNATIONAL          INCOME BOND
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         7,336,530  $         4,748,193  $           924,809  $             1,732
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................            9,466,721            4,415,548              235,774                  357
      Administrative charges...............            1,886,375              801,868                   --                   --
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................           11,353,096            5,217,416              235,774                  357
                                             -------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....          (4,016,566)            (469,223)              689,035                1,375
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --                   --                   --
      Realized gains (losses) on sale of
        investments........................           16,990,100            6,900,940            (490,812)                   --
                                             -------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....           16,990,100            6,900,940            (490,812)                   --
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          182,361,798           89,831,743            2,799,643                  (4)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          199,351,898           96,732,683            2,308,831                  (4)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       195,335,332  $        96,263,460  $         2,997,866  $             1,371
                                             ===================  ===================  ===================  ===================


                                                  FEDERATED           FIDELITY VIP
                                                   KAUFMAN            ASSET MANAGER
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $         1,335,776
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                  544            1,168,826
      Administrative charges...............                   --                   --
                                             -------------------  -------------------
        Total expenses.....................                  544            1,168,826
                                             -------------------  -------------------
           Net investment income (loss)....                (544)              166,950
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                3,265              207,129
      Realized gains (losses) on sale of
        investments........................                  351              599,116
                                             -------------------  -------------------
           Net realized gains (losses).....                3,616              806,245
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                9,524           10,480,801
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               13,140           11,287,046
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            12,596  $        11,453,996
                                             ===================  ===================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                  FIDELITY VIP          FIDELITY VIP         FIDELITY VIP          FIDELITY VIP
                                                   CONTRAFUND           EQUITY-INCOME      FUNDSMANAGER 50%      FUNDSMANAGER 60%
                                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          5,646,134  $            139,396  $        19,057,686  $         44,019,083
                                              --------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................             6,566,916                80,957           24,306,286            75,257,193
      Administrative charges................               776,610                    --                   --                    --
                                              --------------------  --------------------  -------------------  --------------------
        Total expenses......................             7,343,526                80,957           24,306,286            75,257,193
                                              --------------------  --------------------  -------------------  --------------------
           Net investment income (loss).....           (1,697,392)                58,439          (5,248,600)          (31,238,110)
                                              --------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               159,570               370,347           10,771,735           140,760,703
      Realized gains (losses) on sale of
        investments.........................            11,441,688               (2,721)                   --            30,399,116
                                              --------------------  --------------------  -------------------  --------------------
           Net realized gains (losses)......            11,601,258               367,626           10,771,735           171,159,819
                                              --------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           130,225,189               916,971          141,257,707           435,136,185
                                              --------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           141,826,447             1,284,597          152,029,442           606,296,004
                                              --------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        140,129,055  $          1,343,036  $       146,780,842  $        575,057,894
                                              ====================  ====================  ===================  ====================

                                                  FIDELITY VIP        FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                                     GROWTH             INDEX 500              MID CAP            MONEY MARKET
                                                   SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              -------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $           427,133  $         1,208,234  $          1,103,058  $             19,205
                                              -------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................            2,006,872              883,110             4,345,498             1,616,530
      Administrative charges................                   --                   --               973,805                    --
                                              -------------------  -------------------  --------------------  --------------------
        Total expenses......................            2,006,872              883,110             5,319,303             1,616,530
                                              -------------------  -------------------  --------------------  --------------------
           Net investment income (loss).....          (1,579,739)              325,124           (4,216,245)           (1,597,325)
                                              -------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........              101,698              659,971            52,528,266                    --
      Realized gains (losses) on sale of
        investments.........................            4,010,481            2,197,984             4,049,459                    --
                                              -------------------  -------------------  --------------------  --------------------
           Net realized gains (losses)......            4,112,179            2,857,955            56,577,725                    --
                                              -------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           41,938,391           14,178,938            61,592,202                    --
                                              -------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           46,050,570           17,036,893           118,169,927                    --
                                              -------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        44,470,831  $        17,362,017  $        113,953,682  $        (1,597,325)
                                              ===================  ===================  ====================  ====================

                                                  FIDELITY VIP         FTVIPT FRANKLIN
                                                    OVERSEAS          INCOME SECURITIES
                                                   SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $             73,625  $        17,606,923
                                              --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                68,590            3,108,880
      Administrative charges................                    --              695,083
                                              --------------------  -------------------
        Total expenses......................                68,590            3,803,963
                                              --------------------  -------------------
           Net investment income (loss).....                 5,035           13,802,960
                                              --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                20,183                   --
      Realized gains (losses) on sale of
        investments.........................               (8,588)              335,927
                                              --------------------  -------------------
           Net realized gains (losses)......                11,595              335,927
                                              --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................             1,380,290           18,152,582
                                              --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             1,391,885           18,488,509
                                              --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          1,396,920  $        32,291,469
                                              ====================  ===================

(a) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                 FTVIPT FRANKLIN                                                  FTVIPT TEMPLETON
                                                 SMALL CAP VALUE        FTVIPT MUTUAL       FTVIPT TEMPLETON         GLOBAL BOND
                                                   SECURITIES         SHARES SECURITIES    FOREIGN SECURITIES        SECURITIES
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          1,424,165  $          3,049,245  $          1,970,839  $         11,451,561
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................             1,177,277             1,657,493             1,284,267             2,597,751
      Administrative charges................               270,995               363,180               206,977               601,822
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             1,448,272             2,020,673             1,491,244             3,199,573
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....              (24,107)             1,028,572               479,595             8,251,988
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........             1,837,932                    --                    --             2,956,639
      Realized gains (losses) on sale of
        investments.........................             1,498,054             1,531,390               527,295              (64,028)
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......             3,335,986             1,531,390               527,295             2,892,611
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            28,858,586            31,136,595            14,782,128          (10,624,497)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            32,194,572            32,667,985            15,309,423           (7,731,886)
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         32,170,465  $         33,696,557  $         15,789,018  $            520,102
                                              ====================  ====================  ====================  ====================


                                                  INVESCO V.I.          INVESCO V.I.          INVESCO V.I.          INVESCO V.I.
                                               AMERICAN FRANCHISE      AMERICAN VALUE          CORE EQUITY        EQUITY AND INCOME
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                610  $            474,488  $              3,195  $          9,000,063
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                 2,011               918,743                 3,285             6,577,931
      Administrative charges................                    --               208,813                    --             1,461,723
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                 2,011             1,127,556                 3,285             8,039,654
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....               (1,401)             (653,068)                  (90)               960,409
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                    --                    --                    --
      Realized gains (losses) on sale of
        investments.........................                 4,184             1,362,452                11,977             2,646,648
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                 4,184             1,362,452                11,977             2,646,648
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                44,589            21,986,708                45,509           115,194,853
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                48,773            23,349,160                57,486           117,841,501
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $             47,372  $         22,696,092  $             57,396  $        118,801,910
                                              ====================  ====================  ====================  ====================


                                                  INVESCO V.I.          INVESCO V.I.
                                               GLOBAL REAL ESTATE     GROWTH AND INCOME
                                                   SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $          1,116,085  $         4,261,347
                                              --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges.............................               307,333            3,635,879
      Administrative charges................                69,997              813,892
                                              --------------------  -------------------
        Total expenses......................               377,330            4,449,771
                                              --------------------  -------------------
           Net investment income (loss).....               738,755            (188,424)
                                              --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --            2,944,746
      Realized gains (losses) on sale of
        investments.........................               251,182            3,020,114
                                              --------------------  -------------------
           Net realized gains (losses)......               251,182            5,964,860
                                              --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................             (841,038)           81,951,879
                                              --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             (589,856)           87,916,739
                                              --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            148,899  $        87,728,315
                                              ====================  ===================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                                               LMPVET                LMPVET
                                                 INVESCO V.I.          JANUS ASPEN      CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                             INTERNATIONAL GROWTH    GLOBAL RESEARCH      AGGRESSIVE GROWTH       ALL CAP VALUE
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................   $         2,742,141  $                73   $           671,833   $         1,655,948
                                             --------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................             2,753,046                   52             2,809,619             1,394,363
      Administrative charges...............               625,200                   --               590,305               295,950
                                             --------------------  -------------------  --------------------  --------------------
        Total expenses.....................             3,378,246                   52             3,399,924             1,690,313
                                             --------------------  -------------------  --------------------  --------------------
          Net investment income (loss).....             (636,105)                   21           (2,728,091)              (34,365)
                                             --------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                   --            12,904,072             8,706,055
      Realized gains (losses) on sale of
        investments........................             1,305,822                  120             4,957,428             1,486,711
                                             --------------------  -------------------  --------------------  --------------------
          Net realized gains (losses)......             1,305,822                  120            17,861,500            10,192,766
                                             --------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            40,017,340                1,329            71,695,365            20,675,928
                                             --------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            41,323,162                1,449            89,556,865            30,868,694
                                             --------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $        40,687,057  $             1,470   $        86,828,774   $        30,834,329
                                             ====================  ===================  ====================  ====================

                                                    LMPVET                LMPVET                LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                 APPRECIATION          EQUITY INCOME       LARGE CAP GROWTH       LARGE CAP VALUE
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         4,560,501   $         2,745,187   $            23,290    $           103,406
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................            4,021,644             1,903,271                70,000                 87,700
      Administrative charges...............              879,646               414,431                11,460                 14,558
                                             --------------------  --------------------  --------------------  --------------------
        Total expenses.....................            4,901,290             2,317,702                81,460                102,258
                                             --------------------  --------------------  --------------------  --------------------
          Net investment income (loss).....            (340,789)               427,485              (58,170)                  1,148
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           12,586,231                    --               491,394                307,920
      Realized gains (losses) on sale of
        investments........................            1,266,391               646,901               254,029                158,693
                                             --------------------  --------------------  --------------------  --------------------
          Net realized gains (losses)......           13,852,622               646,901               745,423                466,613
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           72,638,328            33,452,314               710,461              1,056,824
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           86,490,950            34,099,215             1,455,884              1,523,437
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        86,150,161   $        34,526,700   $         1,397,714    $         1,524,585
                                             ====================  ====================  ====================  ====================

                                                    LMPVET          LMPVET INVESTMENT
                                             CLEARBRIDGE VARIABLE   COUNSEL VARIABLE
                                               SMALL CAP GROWTH     SOCIAL AWARENESS
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $            40,622  $             2,393
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................             1,051,901                3,889
      Administrative charges...............               224,160                  717
                                             --------------------  -------------------
        Total expenses.....................             1,276,061                4,606
                                             --------------------  -------------------
          Net investment income (loss).....           (1,235,439)              (2,213)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             7,305,832                   --
      Realized gains (losses) on sale of
        investments........................             1,558,761                8,209
                                             --------------------  -------------------
          Net realized gains (losses)......             8,864,593                8,209
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            24,881,277               39,556
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            33,745,870               47,765
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $        32,510,431  $            45,552
                                             ====================  ===================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013



                                                    LMPVET                LMPVET               LMPVET            LMPVIT WESTERN
                                              VARIABLE LIFESTYLE    VARIABLE LIFESTYLE   VARIABLE LIFESTYLE   ASSET VARIABLE GLOBAL
                                                ALLOCATION 50%        ALLOCATION 70%       ALLOCATION 85%        HIGH YIELD BOND
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................  $            873,351  $            36,589  $          1,460,852  $         6,179,424
                                             --------------------  -------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk
        charges............................               438,782               35,306               975,746            1,175,968
      Administrative charges...............                98,604                6,498               219,274              249,397
                                             --------------------  -------------------  --------------------  ---------------------
        Total expenses.....................               537,386               41,804             1,195,020            1,425,365
                                             --------------------  -------------------  --------------------  ---------------------
           Net investment income (loss)....               335,965              (5,215)               265,832            4,754,059
                                             --------------------  -------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                   --                    --                   --
      Realized gains (losses) on sale of
        investments........................               294,643              164,204             1,739,917               97,460
                                             --------------------  -------------------  --------------------  ---------------------
           Net realized gains (losses).....               294,643              164,204             1,739,917               97,460
                                             --------------------  -------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
        on investments.....................             4,402,903              307,412            17,385,552            (303,455)
                                             --------------------  -------------------  --------------------  ---------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             4,697,546              471,616            19,125,469            (205,995)
                                             --------------------  -------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          5,033,511  $           466,401  $         19,391,301  $         4,548,064
                                             ====================  ===================  ====================  =====================

                                                                                                                     MIST
                                                                                                               ALLIANCEBERNSTEIN
                                                    MFS VIT              MFS VIT                                GLOBAL DYNAMIC
                                                INVESTORS TRUST       NEW DISCOVERY       MFS VIT RESEARCH        ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $               254  $                 --  $               188  $         39,779,815
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................                  323                   581                  798            36,599,907
      Administrative charges...............                   --                    --                   --             7,790,779
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................                  323                   581                  798            44,390,686
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....                 (69)                 (581)                (610)           (4,610,871)
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   326                  140            66,116,796
      Realized gains (losses) on sale of
        investments........................                  292                 1,680                  993             6,931,021
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....                  292                 2,006                1,133            73,047,817
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................                5,877                12,769               14,560           213,779,983
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                6,169                14,775               15,693           286,827,800
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             6,100  $             14,194  $            15,083  $        282,216,929
                                             ===================  ====================  ===================  ====================


                                                MIST AMERICAN         MIST AMERICAN
                                               FUNDS BALANCED         FUNDS GROWTH
                                                 ALLOCATION            ALLOCATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $        45,063,018  $         16,505,934
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................           42,252,390            21,762,771
      Administrative charges...............            8,199,489             4,137,682
                                             -------------------  --------------------
        Total expenses.....................           50,451,879            25,900,453
                                             -------------------  --------------------
           Net investment income (loss)....          (5,388,861)           (9,394,519)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          202,636,315            91,077,385
      Realized gains (losses) on sale of
        investments........................           47,989,589            30,207,659
                                             -------------------  --------------------
           Net realized gains (losses).....          250,625,904           121,285,044
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          260,897,780           233,109,626
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          511,523,684           354,394,670
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       506,134,823  $        345,000,151
                                             ===================  ====================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                      MIST AMERICAN          MIST AQR           MIST BLACKROCK
                                                 MIST AMERICAN       FUNDS MODERATE         GLOBAL RISK         GLOBAL TACTICAL
                                                 FUNDS GROWTH          ALLOCATION            BALANCED             STRATEGIES
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,634,418  $         29,195,296  $        77,169,328  $        71,277,628
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................            7,671,883            22,758,412           43,469,807           61,766,852
      Administrative charges...............            1,480,530             4,420,275            9,245,161           13,128,334
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................            9,152,413            27,178,687           52,714,968           74,895,186
                                             -------------------  --------------------  -------------------  -------------------
          Net investment income (loss).....          (6,517,995)             2,016,609           24,454,360          (3,617,558)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           29,294,729            96,296,087          143,800,114          115,215,891
      Realized gains (losses) on sale of
        investments........................           26,472,567            23,672,085         (12,389,834)           18,039,686
                                             -------------------  --------------------  -------------------  -------------------
          Net realized gains (losses)......           55,767,296           119,968,172          131,410,280          133,255,577
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           96,031,643            74,888,275        (347,099,092)          311,060,284
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          151,798,939           194,856,447        (215,688,812)          444,315,861
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       145,280,944  $        196,873,056  $     (191,234,452)  $       440,698,303
                                             ===================  ====================  ===================  ===================


                                               MIST BLACKROCK        MIST BLACKROCK        MIST CLARION        MIST CLEARBRIDGE
                                                 HIGH YIELD          LARGE CAP CORE     GLOBAL REAL ESTATE   AGGRESSIVE GROWTH II
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $        18,834,222  $           200,349  $         12,947,679   $           651,867
                                             -------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................            3,567,603              231,165             2,622,102             1,400,541
      Administrative charges...............              670,423               38,903               472,278               257,443
                                             -------------------  -------------------  --------------------  --------------------
        Total expenses.....................            4,238,026              270,068             3,094,380             1,657,984
                                             -------------------  -------------------  --------------------  --------------------
          Net investment income (loss).....           14,596,196             (69,719)             9,853,299           (1,006,117)
                                             -------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            7,625,640                   --                    --                    --
      Realized gains (losses) on sale of
        investments........................            2,016,699              843,040              (92,999)             5,873,060
                                             -------------------  -------------------  --------------------  --------------------
          Net realized gains (losses)......            9,642,339              843,040              (92,999)             5,873,060
                                             -------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (4,631,091)            3,552,916           (6,455,197)            19,911,595
                                             -------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            5,011,248            4,395,956           (6,548,196)            25,784,655
                                             -------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        19,607,444  $         4,326,237  $          3,305,103   $        24,778,538
                                             ===================  ===================  ====================  ====================


                                               MIST CLEARBRIDGE    MIST GOLDMAN SACHS
                                               AGGRESSIVE GROWTH      MID CAP VALUE
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           804,033  $          1,444,830
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................            4,918,827             2,210,823
      Administrative charges...............              924,636               407,162
                                             -------------------  --------------------
        Total expenses.....................            5,843,463             2,617,985
                                             -------------------  --------------------
          Net investment income (loss).....          (5,039,430)           (1,173,155)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --             5,739,462
      Realized gains (losses) on sale of
        investments........................           11,473,473             6,273,913
                                             -------------------  --------------------
          Net realized gains (losses)......           11,473,473            12,013,375
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          123,052,679            31,704,368
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          134,526,152            43,717,743
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       129,486,722  $         42,544,588
                                             ===================  ====================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                    MIST             MIST INVESCO
                                               HARRIS OAKMARK        BALANCED-RISK        MIST INVESCO         MIST INVESCO
                                                INTERNATIONAL         ALLOCATION            COMSTOCK           MID CAP VALUE
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        14,919,166  $                --  $        4,115,774  $         1,107,426
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................            8,192,161            9,997,790           4,825,998            2,046,225
      Administrative charges...............            1,525,990            2,160,902             964,548              375,754
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................            9,718,151           12,158,692           5,790,546            2,421,979
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....            5,201,015         (12,158,692)         (1,674,772)          (1,314,553)
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            8,370,113                  --                   --
      Realized gains (losses) on sale of
        investments........................           11,702,177            1,706,902           9,703,108            7,722,920
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......           11,702,177           10,077,015           9,703,108            7,722,920
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          134,182,838            4,078,692         101,696,056           30,620,411
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          145,885,015           14,155,707         111,399,164           38,343,331
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       151,086,030  $         1,997,015  $      109,724,392  $        37,028,778
                                             ===================  ===================  ==================  ===================

                                                                                          MIST JPMORGAN
                                                MIST INVESCO         MIST JPMORGAN        GLOBAL ACTIVE        MIST JPMORGAN
                                              SMALL CAP GROWTH         CORE BOND           ALLOCATION         SMALL CAP VALUE
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  ------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           622,860  $          920,373  $           402,891  $           180,697
                                             -------------------  ------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................            3,613,388           4,330,629            6,013,719              395,814
      Administrative charges...............              684,045             828,654            1,323,733               65,410
                                             -------------------  ------------------  -------------------  -------------------
        Total expenses.....................            4,297,433           5,159,283            7,337,452              461,224
                                             -------------------  ------------------  -------------------  -------------------
          Net investment income (loss).....          (3,674,573)         (4,238,910)          (6,934,561)            (280,527)
                                             -------------------  ------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           15,858,644           1,446,300            2,377,058                   --
      Realized gains (losses) on sale of
        investments........................            8,726,778          23,440,529               52,966            1,241,336
                                             -------------------  ------------------  -------------------  -------------------
          Net realized gains (losses)......           24,585,422          24,886,829            2,430,024            1,241,336
                                             -------------------  ------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           67,501,884        (36,171,178)           53,369,009            6,048,540
                                             -------------------  ------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           92,087,306        (11,284,349)           55,799,033            7,289,876
                                             -------------------  ------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        88,412,733  $     (15,523,259)  $        48,864,472  $         7,009,349
                                             ===================  ==================  ===================  ===================


                                             MIST LOOMIS SAYLES    MIST LORD ABBETT
                                               GLOBAL MARKETS       BOND DEBENTURE
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $         4,375,048  $       17,189,255
                                             -------------------  ------------------
EXPENSES:
      Mortality and expense risk
        charges............................            2,402,291           3,595,505
      Administrative charges...............              452,881             629,148
                                             -------------------  ------------------
        Total expenses.....................            2,855,172           4,224,653
                                             -------------------  ------------------
          Net investment income (loss).....            1,519,876          12,964,602
                                             -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                  --
      Realized gains (losses) on sale of
        investments........................            5,872,725           4,166,635
                                             -------------------  ------------------
          Net realized gains (losses)......            5,872,725           4,166,635
                                             -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................           18,236,473         (1,363,498)
                                             -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           24,109,198           2,803,137
                                             -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        25,629,074  $       15,767,739
                                             ===================  ==================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                     MIST           MIST MET/FRANKLIN
                                                MET/EATON VANCE       LOW DURATION     MIST MET/TEMPLETON      MIST METLIFE
                                                 FLOATING RATE        TOTAL RETURN     INTERNATIONAL BOND   AGGRESSIVE STRATEGY
                                                  SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,232,948  $           893,838  $         1,133,225  $         4,474,444
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              900,105            1,094,957              716,202            8,137,841
      Administrative charges...............              164,980              208,094              140,116            1,499,478
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            1,065,085            1,303,051              856,318            9,637,319
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            1,167,863            (409,213)              276,907          (5,162,875)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              265,827                   --              255,578                   --
      Realized gains (losses) on sale of
        investments........................              105,627               31,429            (156,759)            8,803,988
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              371,454               31,429               98,819            8,803,988
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (202,111)              351,282            (752,953)          141,558,132
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              169,343              382,711            (654,134)          150,362,120
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,337,206  $          (26,502)  $         (377,227)  $       145,199,245
                                             ===================  ===================  ===================  ===================


                                                MIST METLIFE          MIST METLIFE         MIST METLIFE         MIST METLIFE
                                                BALANCED PLUS       BALANCED STRATEGY   DEFENSIVE STRATEGY     GROWTH STRATEGY
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $        65,671,911  $       149,909,646  $        65,562,565  $         84,984,230
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................           64,042,950           99,177,562           28,901,690            82,512,768
      Administrative charges...............           13,798,627           18,629,342            5,413,398            15,126,933
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................           77,841,577          117,806,904           34,315,088            97,639,701
                                             -------------------  -------------------  -------------------  --------------------
          Net investment income (loss).....         (12,169,666)           32,102,742           31,247,477          (12,655,471)
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          106,085,395                   --           53,092,452                    --
      Realized gains (losses) on sale of
        investments........................            3,300,639           83,827,637           61,751,261            48,996,687
                                             -------------------  -------------------  -------------------  --------------------
          Net realized gains (losses)......          109,386,034           83,827,637          114,843,713            48,996,687
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          560,925,735        1,085,370,764            8,150,548         1,250,387,461
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          670,311,769        1,169,198,401          122,994,261         1,299,384,148
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       658,142,103  $     1,201,301,143  $       154,241,738  $      1,286,728,677
                                             ===================  ===================  ===================  ====================

                                                                      MIST METLIFE
                                                MIST METLIFE           MULTI-INDEX
                                              MODERATE STRATEGY       TARGETED RISK
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        84,759,182  $           471,631
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................           47,260,820              956,800
      Administrative charges...............            8,890,601              213,949
                                             -------------------  -------------------
        Total expenses.....................           56,151,421            1,170,749
                                             -------------------  -------------------
          Net investment income (loss).....           28,607,761            (699,118)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            6,497,219            3,615,891
      Realized gains (losses) on sale of
        investments........................           54,428,069                1,196
                                             -------------------  -------------------
          Net realized gains (losses)......           60,925,288            3,617,087
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          327,287,238            7,257,662
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          388,212,526           10,874,749
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       416,820,287  $        10,175,631
                                             ===================  ===================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                          MIST
                                              MIST MFS EMERGING       MFS RESEARCH     MIST MORGAN STANLEY   MIST OPPENHEIMER
                                               MARKETS EQUITY         INTERNATIONAL      MID CAP GROWTH        GLOBAL EQUITY
                                                 SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $        4,811,505   $         8,275,334  $         1,254,825  $          190,049
                                             -------------------  -------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk
        charges............................           5,795,261             4,320,197            2,442,024             579,669
      Administrative charges...............           1,119,941               773,166              509,321             133,512
                                             -------------------  -------------------  -------------------  ------------------
        Total expenses.....................           6,915,202             5,093,363            2,951,345             713,181
                                             -------------------  -------------------  -------------------  ------------------
          Net investment income (loss).....         (2,103,697)             3,181,971          (1,696,520)           (523,132)
                                             -------------------  -------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --                    --                   --                  --
      Realized gains (losses) on sale of
        investments........................           1,835,792               522,322            2,455,142             471,553
                                             -------------------  -------------------  -------------------  ------------------
          Net realized gains (losses)......           1,835,792               522,322            2,455,142             471,553
                                             -------------------  -------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................        (28,154,915)            47,772,611           64,718,433          11,622,690
                                             -------------------  -------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................        (26,319,123)            48,294,933           67,173,575          12,094,243
                                             -------------------  -------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $     (28,422,820)   $        51,476,904  $        65,477,055  $       11,571,111
                                             ===================  ===================  ===================  ==================

                                                    MIST
                                               PIMCO INFLATION        MIST PIMCO             MIST              MIST PIONEER
                                               PROTECTED BOND        TOTAL RETURN        PIONEER FUND        STRATEGIC INCOME
                                                 SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                             ------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $       20,321,139  $        90,299,548  $         8,345,878  $        42,197,941
                                             ------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................          12,353,026           27,924,331            3,001,470            9,905,068
      Administrative charges...............           2,311,558            5,148,777              661,711            2,187,565
                                             ------------------  -------------------  -------------------  -------------------
        Total expenses.....................          14,664,584           33,073,108            3,663,181           12,092,633
                                             ------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....           5,656,555           57,226,440            4,682,697           30,105,308
                                             ------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          54,275,448           41,946,555                   --            2,413,486
      Realized gains (losses) on sale of
        investments........................         (9,555,213)              338,113            4,614,621              934,646
                                             ------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......          44,720,235           42,284,668            4,614,621            3,348,132
                                             ------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................       (156,230,192)        (175,186,613)           61,555,660         (32,752,219)
                                             ------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................       (111,509,957)        (132,901,945)           66,170,281         (29,404,087)
                                             ------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $    (105,853,402)  $      (75,675,505)  $        70,852,978  $           701,221
                                             ==================  ===================  ===================  ===================


                                                MIST PYRAMIS         MIST PYRAMIS
                                              GOVERNMENT INCOME      MANAGED RISK
                                                 SUB-ACCOUNT        SUB-ACCOUNT (a)
                                             -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $        13,071,961  $          598,784
                                             -------------------  ------------------
EXPENSES:
      Mortality and expense risk
        charges............................            9,769,937             286,383
      Administrative charges...............            2,114,851              60,668
                                             -------------------  ------------------
        Total expenses.....................           11,884,788             347,051
                                             -------------------  ------------------
          Net investment income (loss).....            1,187,173             251,733
                                             -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            8,128,079           1,341,853
      Realized gains (losses) on sale of
        investments........................          (5,369,602)            (10,897)
                                             -------------------  ------------------
          Net realized gains (losses)......            2,758,477           1,330,956
                                             -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................         (56,847,411)           1,889,489
                                             -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (54,088,934)           3,220,445
                                             -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (52,901,761)  $        3,472,178
                                             ===================  ==================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                MIST SCHRODERS       MIST SSGA GROWTH         MIST SSGA        MIST T. ROWE PRICE
                                              GLOBAL MULTI-ASSET      AND INCOME ETF         GROWTH ETF          LARGE CAP VALUE
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             27,512  $        38,910,462  $         10,135,199  $         9,703,207
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................             3,965,836           19,625,254             6,213,087            8,330,375
      Administrative charges...............               856,921            3,878,354             1,204,388            1,098,308
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................             4,822,757           23,503,608             7,417,475            9,428,683
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....           (4,795,245)           15,406,854             2,717,724              274,524
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             1,183,030           36,548,485            17,541,690                   --
      Realized gains (losses) on sale of
        investments........................               896,710           20,251,017             7,845,129           12,380,070
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....             2,079,740           56,799,502            25,386,819           12,380,070
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            31,029,531           92,923,301            44,458,197          154,938,541
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            33,109,271          149,722,803            69,845,016          167,318,611
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         28,314,026  $       165,129,657  $         72,562,740  $       167,593,135
                                             ====================  ===================  ====================  ===================

                                              MIST T. ROWE PRICE    MIST THIRD AVENUE    MSF BAILLIE GIFFORD      MSF BARCLAYS
                                                MID CAP GROWTH       SMALL CAP VALUE     INTERNATIONAL STOCK  AGGREGATE BOND INDEX
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         1,085,760  $          3,116,142  $            35,486   $          5,044,056
                                             -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................            6,995,212             4,315,721            2,684,850              1,989,879
      Administrative charges...............            1,307,457               772,929              516,484                370,173
                                             -------------------  --------------------  --------------------  --------------------
        Total expenses.....................            8,302,669             5,088,650            3,201,334              2,360,052
                                             -------------------  --------------------  --------------------  --------------------
           Net investment income (loss)....          (7,216,909)           (1,972,508)          (3,165,848)              2,684,004
                                             -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           27,440,112                    --                   --                     --
      Realized gains (losses) on sale of
        investments........................           16,686,809            14,422,998            1,385,436              (145,067)
                                             -------------------  --------------------  --------------------  --------------------
           Net realized gains (losses).....           44,126,921            14,422,998            1,385,436              (145,067)
                                             -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          116,792,789            71,078,415           31,198,214            (8,883,122)
                                             -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          160,919,710            85,501,413           32,583,650            (9,028,189)
                                             -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       153,702,801  $         83,528,905  $        29,417,802   $        (6,344,185)
                                             ===================  ====================  ====================  ====================

                                                 MSF BLACKROCK        MSF BLACKROCK
                                                  BOND INCOME     CAPITAL APPRECIATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         2,225,070  $            106,239
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................              836,982               189,165
      Administrative charges...............              131,860                29,512
                                             -------------------  --------------------
        Total expenses.....................              968,842               218,677
                                             -------------------  --------------------
           Net investment income (loss)....            1,256,228             (112,438)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,413,627                    --
      Realized gains (losses) on sale of
        investments........................              102,228               691,188
                                             -------------------  --------------------
           Net realized gains (losses).....            1,515,855               691,188
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (4,322,733)             3,229,055
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (2,806,878)             3,920,243
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,550,650)  $          3,807,805
                                             ===================  ====================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013



                                                 MSF BLACKROCK       MSF BLACKROCK           MSF DAVIS          MSF FRONTIER
                                                LARGE CAP VALUE      MONEY MARKET          VENTURE VALUE       MID CAP GROWTH
                                                  SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT (a)
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            47,745  $                --  $         7,934,120  $                 --
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................               45,976            6,753,002            8,428,727               758,287
      Administrative charges...............                   --            1,259,595            1,529,806               139,504
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................               45,976            8,012,597            9,958,533               897,791
                                             -------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....                1,769          (8,012,597)          (2,024,413)             (897,791)
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              184,594                   --           10,467,525                    --
      Realized gains (losses) on sale of
        investments........................               11,833                   --           30,055,792             1,222,819
                                             -------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....              196,427                   --           40,523,317             1,222,819
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              706,190                   --          130,538,788            14,503,587
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              902,617                   --          171,062,105            15,726,406
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           904,386  $       (8,012,597)  $       169,037,692  $         14,828,615
                                             ===================  ===================  ===================  ====================


                                                      MSF          MSF LOOMIS SAYLES     MSF LOOMIS SAYLES     MSF MET/ARTISAN
                                                JENNISON GROWTH     SMALL CAP CORE       SMALL CAP GROWTH       MID CAP VALUE
                                                  SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         1,077,074  $            30,285  $                --  $          1,930,028
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................            7,117,305              197,320                1,128             3,423,728
      Administrative charges...............            1,294,771               33,017                  283               587,956
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................            8,412,076              230,337                1,411             4,011,684
                                             -------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....          (7,335,002)            (200,052)              (1,411)           (2,081,656)
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            5,112,106            1,002,384                   --                    --
      Realized gains (losses) on sale of
        investments........................           15,187,756              980,613               10,812             2,704,503
                                             -------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....           20,299,862            1,982,997               10,812             2,704,503
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          145,943,839            2,464,698               37,804            71,939,639
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          166,243,701            4,447,695               48,616            74,644,142
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       158,908,699  $         4,247,643  $            47,205  $         72,562,486
                                             ===================  ===================  ===================  ====================

                                             MSF MET/DIMENSIONAL       MSF METLIFE
                                             INTERNATIONAL SMALL      CONSERVATIVE
                                                   COMPANY             ALLOCATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,008,312  $           279,202
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              786,753              132,606
      Administrative charges...............              146,029               22,998
                                             -------------------  -------------------
        Total expenses.....................              932,782              155,604
                                             -------------------  -------------------
           Net investment income (loss)....               75,530              123,598
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,576,427               45,703
      Realized gains (losses) on sale of
        investments........................              477,444              278,592
                                             -------------------  -------------------
           Net realized gains (losses).....            2,053,871              324,295
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           11,472,763            (227,599)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           13,526,634               96,696
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        13,602,164  $           220,294
                                             ===================  ===================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                  MSF METLIFE                                                      MSF METLIFE
                                                CONSERVATIVE TO        MSF METLIFE           MSF METLIFE           MODERATE TO
                                              MODERATE ALLOCATION  MID CAP STOCK INDEX   MODERATE ALLOCATION  AGGRESSIVE ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................  $            192,977  $         1,146,951  $            854,751   $           798,260
                                             --------------------  -------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk
        charges............................               113,772            1,500,758               636,285               809,065
      Administrative charges...............                19,027              212,206               107,040               136,956
                                             --------------------  -------------------  --------------------  ---------------------
        Total expenses.....................               132,799            1,712,964               743,325               946,021
                                             --------------------  -------------------  --------------------  ---------------------
           Net investment income (loss)....                60,178            (566,013)               111,426             (147,761)
                                             --------------------  -------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                79,641            3,264,955               348,738                    --
      Realized gains (losses) on sale of
        investments........................               126,022            3,699,798               670,193               927,158
                                             --------------------  -------------------  --------------------  ---------------------
           Net realized gains (losses).....               205,663            6,964,753             1,018,931               927,158
                                             --------------------  -------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
        on investments.....................               395,866           23,599,476             5,244,250            10,180,246
                                             --------------------  -------------------  --------------------  ---------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               601,529           30,564,229             6,263,181            11,107,404
                                             --------------------  -------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            661,707  $        29,998,216  $          6,374,607   $        10,959,643
                                             ====================  ===================  ====================  =====================


                                                  MSF METLIFE              MSF                  MSF                MSF MSCI
                                                  STOCK INDEX       MFS TOTAL RETURN         MFS VALUE            EAFE INDEX
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         8,570,152  $            938,479  $         1,008,807  $          2,867,071
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................            7,336,639               565,222            2,492,653             1,277,623
      Administrative charges...............            1,106,897                75,767              436,300               200,820
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................            8,443,536               640,989            2,928,953             1,478,443
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....              126,616               297,490          (1,920,146)             1,388,628
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            7,693,711                    --            1,722,437                    --
      Realized gains (losses) on sale of
        investments........................           15,797,044               439,651            3,468,253             1,008,944
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....           23,490,755               439,651            5,190,690             1,008,944
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          106,939,595             5,520,960           43,048,658            15,456,919
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          130,430,350             5,960,611           48,239,348            16,465,863
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       130,556,966  $          6,258,101  $        46,319,202  $         17,854,491
                                             ===================  ====================  ===================  ====================


                                                MSF NEUBERGER              MSF
                                               BERMAN GENESIS      RUSSELL 2000 INDEX
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           108,234  $         1,470,662
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................            1,557,555            1,497,893
      Administrative charges...............              252,687              252,496
                                             -------------------  -------------------
        Total expenses.....................            1,810,242            1,750,389
                                             -------------------  -------------------
           Net investment income (loss)....          (1,702,008)            (279,727)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................            2,307,614            2,980,519
                                             -------------------  -------------------
           Net realized gains (losses).....            2,307,614            2,980,519
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           36,584,374           32,072,788
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           38,891,988           35,053,307
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        37,189,980  $        34,773,580
                                             ===================  ===================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                                             MSF VAN ECK       MSF WESTERN ASSET
                                               MSF T. ROWE PRICE    MSF T. ROWE PRICE      GLOBAL NATURAL         MANAGEMENT
                                               LARGE CAP GROWTH     SMALL CAP GROWTH          RESOURCES         U.S. GOVERNMENT
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $              1,258  $            19,657  $           747,749  $          5,946,946
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................             1,153,862              125,872            1,458,759             3,638,967
      Administrative charges...............               208,703               12,195              281,714               760,986
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................             1,362,565              138,067            1,740,473             4,399,953
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....           (1,361,307)            (118,410)            (992,724)             1,546,993
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --              476,803                   --                    --
      Realized gains (losses) on sale of
        investments........................             1,274,164              713,962          (2,668,683)                12,769
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....             1,274,164            1,190,765          (2,668,683)                12,769
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            29,734,972            2,047,671           13,797,608           (8,825,000)
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            31,009,136            3,238,436           11,128,925           (8,812,231)
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         29,647,829  $         3,120,026  $        10,136,201  $        (7,265,238)
                                             ====================  ===================  ===================  ====================

                                                                                           OPPENHEIMER VA
                                                   NEUBERGER         OPPENHEIMER VA       GLOBAL STRATEGIC      OPPENHEIMER VA
                                                BERMAN GENESIS          CORE BOND              INCOME             MAIN STREET
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                 30  $               459  $                226  $             1,023
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                    83                  124                    62                1,303
      Administrative charges...............                    --                   --                    --                   --
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................                    83                  124                    62                1,303
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....                  (53)                  335                   164                (280)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   714                   --                    --                   --
      Realized gains (losses) on sale of
        investments........................                    35                (126)                     8                1,403
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....                   749                (126)                     8                1,403
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                 2,197                (342)                 (240)               23,373
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                 2,946                (468)                 (232)               24,776
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $              2,893  $             (133)  $               (68)  $            24,496
                                             ====================  ===================  ====================  ===================

                                                OPPENHEIMER VA
                                                  MAIN STREET        OPPENHEIMER VA
                                                   SMALL CAP              MONEY
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           782,829  $                  1
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................            1,229,635                   103
      Administrative charges...............              278,491                    --
                                             -------------------  --------------------
        Total expenses.....................            1,508,126                   103
                                             -------------------  --------------------
           Net investment income (loss)....            (725,297)                 (102)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,350,984                    --
      Realized gains (losses) on sale of
        investments........................            4,979,504                    --
                                             -------------------  --------------------
           Net realized gains (losses).....            6,330,488                    --
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           30,298,071                    --
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           36,628,559                    --
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        35,903,262  $              (102)
                                             ===================  ====================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                   PIONEER VCT           PIONEER VCT           PIONEER VCT
                                                DISCIPLINED VALUE     EMERGING MARKETS        EQUITY INCOME
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             33,900  $              6,728  $             13,722
                                              --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                26,992                 9,857                 8,766
      Administrative charges................                 5,310                 1,825                 1,488
                                              --------------------  --------------------  --------------------
        Total expenses......................                32,302                11,682                10,254
                                              --------------------  --------------------  --------------------
           Net investment income (loss).....                 1,598               (4,954)                 3,468
                                              --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                92,595                    --                    --
      Realized gains (losses) on sale of
        investments.........................               192,052                 (140)                17,885
                                              --------------------  --------------------  --------------------
           Net realized gains (losses)......               284,647                 (140)                17,885
                                              --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               226,657              (21,981)               119,241
                                              --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................               511,304              (22,121)               137,126
                                              --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            512,902  $           (27,075)  $            140,594
                                              ====================  ====================  ====================

                                              PIONEER VCT IBBOTSON   PIONEER VCT IBBOTSON       PIONEER VCT
                                                GROWTH ALLOCATION     MODERATE ALLOCATION      MID CAP VALUE
                                                   SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                              ---------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            347,071   $            683,149  $            485,690
                                              ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................               275,205                380,909               744,843
      Administrative charges................                49,137                 73,997               163,063
                                              ---------------------  --------------------  --------------------
        Total expenses......................               324,342                454,906               907,906
                                              ---------------------  --------------------  --------------------
           Net investment income (loss).....                22,729                228,243             (422,216)
                                              ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                     --                    --
      Realized gains (losses) on sale of
        investments.........................               774,226                856,488               856,609
                                              ---------------------  --------------------  --------------------
           Net realized gains (losses)......               774,226                856,488               856,609
                                              ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             2,367,042              2,920,605            16,961,029
                                              ---------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             3,141,268              3,777,093            17,817,638
                                              ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          3,163,997   $          4,005,336  $         17,395,422
                                              =====================  ====================  ====================

                                                   PIONEER VCT          T. ROWE PRICE         T. ROWE PRICE         T. ROWE PRICE
                                               REAL ESTATE SHARES       GROWTH STOCK       INTERNATIONAL STOCK      PRIME RESERVE
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $              5,332  $              3,193  $              6,278  $                 90
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                 3,363                64,013                 5,775                 6,429
      Administrative charges................                   610                    --                    --                    --
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                 3,973                64,013                 5,775                 6,429
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                 1,359              (60,820)                   503               (6,339)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                11,293                    --                    --                    --
      Realized gains (losses) on sale of
        investments.........................                 6,764               357,589                10,324                    --
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                18,057               357,589                10,324                    --
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................              (19,131)             2,047,793                71,247                    --
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................               (1,074)             2,405,382                81,571                    --
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $                285  $          2,344,562  $             82,074  $            (6,339)
                                              ====================  ====================  ====================  ====================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                                                                UIF U.S. REAL ESTATE
                                                                                                                     SUB-ACCOUNT
                                                                                                                --------------------
INVESTMENT INCOME:
      Dividends..............................................................................................   $          1,095,338
                                                                                                                --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................................................................................              1,166,803
      Administrative charges.................................................................................                251,502
                                                                                                                --------------------
         Total expenses......................................................................................              1,418,305
                                                                                                                --------------------
           Net investment income (loss)......................................................................              (322,967)
                                                                                                                --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................................................................                     --
      Realized gains (losses) on sale of
         investments.........................................................................................               (34,211)
                                                                                                                --------------------
           Net realized gains (losses).......................................................................               (34,211)
                                                                                                                --------------------
      Change in unrealized gains (losses)
         on investments......................................................................................                392,749
                                                                                                                --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................................................................................                358,538
                                                                                                                --------------------
      Net increase (decrease) in net assets
         resulting from operations...........................................................................   $             35,571
                                                                                                                ====================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012



                                         ALGER SMALL CAP GROWTH                 AMERICAN FUNDS BOND
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (795,350)  $      (722,308)  $        718,730  $      1,653,836
   Net realized gains (losses)....         8,468,060        11,906,761         1,750,573           253,909
   Change in unrealized gains
     (losses) on investments......         8,688,799       (5,650,965)       (7,601,790)         2,948,249
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        16,361,509         5,533,488       (5,132,487)         4,855,994
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,617,076         1,749,806        11,875,043        21,553,499
   Net transfers (including fixed
     account).....................       (2,035,008)       (2,146,454)        11,294,017         6,190,229
   Contract charges...............           (8,421)           (8,644)       (1,263,411)       (1,049,405)
   Transfers for contract benefits
     and terminations.............       (4,789,042)       (4,042,118)       (9,827,827)       (9,034,568)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (5,215,395)       (4,447,410)        12,077,822        17,659,755
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        11,146,114         1,086,078         6,945,335        22,515,749
NET ASSETS:
   Beginning of year..............        52,626,085        51,540,007       139,213,016       116,697,267
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     63,772,199  $     52,626,085  $    146,158,351  $    139,213,016
                                    ================  ================  ================  ================

                                                                                   AMERICAN FUNDS
                                       AMERICAN FUNDS GLOBAL GROWTH          GLOBAL SMALL CAPITALIZATION
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2013              2012              2013              2012
                                     ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $      (526,928)  $    (1,236,453)  $      (549,405)  $        (8,448)
   Net realized gains (losses)....          3,982,592           425,004         1,957,425         (334,212)
   Change in unrealized gains
     (losses) on investments......         65,109,148        43,480,973        25,083,432        13,744,703
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         68,564,812        42,669,524        26,491,452        13,402,043
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         23,766,765        31,342,210        10,382,354        12,386,247
   Net transfers (including fixed
     account).....................        (8,540,368)       (1,972,607)       (3,851,967)         1,926,520
   Contract charges...............        (2,337,645)       (1,839,723)         (874,487)         (658,312)
   Transfers for contract benefits
     and terminations.............       (17,922,689)      (19,364,261)       (6,349,695)       (5,472,040)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        (5,033,937)         8,165,619         (693,795)         8,182,415
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         63,530,875        50,835,143        25,797,657        21,584,458
NET ASSETS:
   Beginning of year..............        251,295,328       200,460,185        98,386,346        76,801,888
                                     ----------------  ----------------  ----------------  ----------------
   End of year....................   $    314,826,203  $    251,295,328  $    124,184,003  $     98,386,346
                                     ================  ================  ================  ================


                                           AMERICAN FUNDS GROWTH          AMERICAN FUNDS GROWTH-INCOME
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (4,016,566)  $    (4,250,325)  $      (469,223)  $        406,074
   Net realized gains (losses)....        16,990,100         1,880,290         6,900,940           800,760
   Change in unrealized gains
     (losses) on investments......       182,361,798        97,631,196        89,831,743        41,809,198
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       195,335,332        95,261,161        96,263,460        43,016,032
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        48,884,879        88,690,008        21,737,754        34,344,085
   Net transfers (including fixed
     account).....................      (28,227,693)      (11,631,864)      (13,953,890)       (9,765,377)
   Contract charges...............       (6,793,715)       (5,467,039)       (2,765,946)       (2,277,742)
   Transfers for contract benefits
     and terminations.............      (49,304,587)      (47,623,908)      (25,784,839)      (24,882,456)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (35,441,116)        23,967,197      (20,766,921)       (2,581,490)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       159,894,216       119,228,358        75,496,539        40,434,542
NET ASSETS:
   Beginning of year..............       696,665,988       577,437,630       312,823,451       272,388,909
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    856,560,204  $    696,665,988  $    388,319,990  $    312,823,451
                                    ================  ================  ================  ================


                                            DWS I INTERNATIONAL
                                                SUB-ACCOUNT
                                    -----------------------------------
                                           2013              2012
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $        689,035  $        135,664
   Net realized gains (losses)....          (490,812)         (950,927)
   Change in unrealized gains
     (losses) on investments......          2,799,643         3,633,463
                                     ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          2,997,866         2,818,200
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            653,441           815,123
   Net transfers (including fixed
     account).....................          (612,834)         (890,959)
   Contract charges...............            (1,860)           (2,073)
   Transfers for contract benefits
     and terminations.............        (1,377,035)       (1,466,360)
                                     ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        (1,338,288)       (1,544,269)
                                     ----------------  ----------------
     Net increase (decrease)
       in net assets..............          1,659,578         1,273,931
NET ASSETS:
   Beginning of year..............         16,933,216        15,659,285
                                     ----------------  ----------------
   End of year....................   $     18,592,794  $     16,933,216
                                     ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                         FEDERATED HIGH INCOME BOND               FEDERATED KAUFMAN
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2013              2012              2013               2012
                                     ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          1,375  $          2,033  $          (544)  $           (620)
   Net realized gains (losses).....                --             (596)             3,616              3,375
   Change in unrealized gains
     (losses) on investments.......               (4)             1,882             9,524              5,499
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             1,371             3,319            12,596              8,254
                                     ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --                --                --                 --
   Net transfers (including fixed
     account)......................                --                --                --                 --
   Contract charges................                --                --                --                 --
   Transfers for contract benefits
     and terminations..............             (113)           (8,983)           (1,113)           (33,284)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......             (113)           (8,983)           (1,113)           (33,284)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............             1,258           (5,664)            11,483           (25,030)
NET ASSETS:
   Beginning of year...............            24,908            30,572            33,424             58,454
                                     ----------------  ----------------  ----------------  -----------------
   End of year.....................  $         26,166  $         24,908  $         44,907  $          33,424
                                     ================  ================  ================  =================

                                         FIDELITY VIP ASSET MANAGER             FIDELITY VIP CONTRAFUND
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2013               2012              2013               2012
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        166,950  $         116,307  $    (1,697,392)  $         (6,154)
   Net realized gains (losses).....           806,245            304,655        11,601,258          2,083,421
   Change in unrealized gains
     (losses) on investments.......        10,480,801          8,735,876       130,225,189         56,443,738
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        11,453,996          9,156,838       140,129,055         58,521,005
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         1,646,197          2,107,703        46,614,319         63,383,760
   Net transfers (including fixed
     account)......................       (2,338,518)        (3,535,616)       (6,126,568)        (8,285,062)
   Contract charges................          (12,381)           (13,367)       (2,923,183)        (2,022,747)
   Transfers for contract benefits
     and terminations..............       (8,115,163)        (9,146,543)      (36,834,423)       (29,010,195)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (8,819,865)       (10,587,823)           730,145         24,065,756
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............         2,634,131        (1,430,985)       140,859,200         82,586,761
NET ASSETS:
   Beginning of year...............        85,640,352         87,071,337       471,113,726        388,526,965
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $     88,274,483  $      85,640,352  $    611,972,926  $     471,113,726
                                     ================  =================  ================  =================

                                         FIDELITY VIP EQUITY-INCOME          FIDELITY VIP FUNDSMANAGER 50%
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2013               2012              2013             2012 (a)
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         58,439  $          88,287  $    (5,248,600)  $       3,619,602
   Net realized gains (losses).....           367,626            240,155        10,771,735          1,127,805
   Change in unrealized gains
     (losses) on investments.......           916,971            493,771       141,257,707          (985,620)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         1,343,036            822,213       146,780,842          3,761,787
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            24,011             21,089                --            381,250
   Net transfers (including fixed
     account)......................          (72,869)          (148,657)     1,474,414,428        440,849,283
   Contract charges................                --                 --                --                 --
   Transfers for contract benefits
     and terminations..............         (862,819)          (661,322)      (31,224,567)        (1,169,235)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         (911,677)          (788,890)     1,443,189,861        440,061,298
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............           431,359             33,323     1,589,970,703        443,823,085
NET ASSETS:
   Beginning of year...............         5,523,241          5,489,918       443,823,085                 --
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $      5,954,600  $       5,523,241  $  2,033,793,788  $     443,823,085
                                     ================  =================  ================  =================

                                        FIDELITY VIP FUNDSMANAGER 60%
                                                 SUB-ACCOUNT
                                     ----------------------------------
                                           2013              2012
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $   (31,238,110)  $   (14,844,402)
   Net realized gains (losses).....       171,159,819        16,912,548
   Change in unrealized gains
     (losses) on investments.......       435,136,185       273,609,789
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       575,057,894       275,677,935
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         5,496,546           660,878
   Net transfers (including fixed
     account)......................                --       846,845,524
   Contract charges................                --                --
   Transfers for contract benefits
     and terminations..............     (145,663,704)     (118,152,514)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......     (140,167,158)       729,353,888
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............       434,890,736     1,005,031,823
NET ASSETS:
   Beginning of year...............     3,596,633,088     2,591,601,265
                                     ----------------  ----------------
   End of year.....................  $  4,031,523,824  $  3,596,633,088
                                     ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012



                                             FIDELITY VIP GROWTH                 FIDELITY VIP INDEX 500
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  -----------------------------------
                                           2013               2012               2013               2012
                                     -----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (1,579,739)  $     (1,080,859)  $         325,124  $        419,770
   Net realized gains (losses).....          4,112,179          1,666,126          2,857,955         1,679,198
   Change in unrealized gains
     (losses) on investments.......         41,938,391         16,522,108         14,178,938         6,239,811
                                     -----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         44,470,831         17,107,375         17,362,017         8,338,779
                                     -----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          3,349,924          4,112,950                 --                --
   Net transfers (including fixed
     account)......................        (5,049,310)        (4,169,183)        (2,603,865)       (1,951,671)
   Contract charges................           (22,025)           (23,334)           (23,942)          (24,093)
   Transfers for contract benefits
     and terminations..............       (13,580,293)       (12,203,205)        (6,041,583)       (5,440,312)
                                     -----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (15,301,704)       (12,282,772)        (8,669,390)       (7,416,076)
                                     -----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............         29,169,127          4,824,603          8,692,627           922,703
NET ASSETS:
   Beginning of year...............        136,799,312        131,974,709         60,984,620        60,061,917
                                     -----------------  -----------------  -----------------  ----------------
   End of year.....................  $     165,968,439  $     136,799,312  $      69,677,247  $     60,984,620
                                     =================  =================  =================  ================


                                            FIDELITY VIP MID CAP                 FIDELITY VIP MONEY MARKET
                                                 SUB-ACCOUNT                            SUB-ACCOUNT
                                     -----------------------------------  --------------------------------------
                                           2013               2012               2013                2012
                                     ----------------  -----------------  ------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (4,216,245)  $     (2,734,101)   $     (1,597,325)   $     (1,393,275)
   Net realized gains (losses).....        56,577,725         26,034,787                  --                  --
   Change in unrealized gains
     (losses) on investments.......        61,592,202          9,833,446                  --                  --
                                     ----------------  -----------------  ------------------  ------------------
     Net increase (decrease)
        in net assets resulting
        from operations............       113,953,682         33,134,132         (1,597,325)         (1,393,275)
                                     ----------------  -----------------  ------------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        45,946,288         64,821,528       1,482,045,626       1,295,167,554
   Net transfers (including fixed
     account)......................      (13,593,184)          8,880,545     (1,474,484,969)     (1,289,660,954)
   Contract charges................       (3,645,078)        (2,508,522)             (3,153)             (3,912)
   Transfers for contract benefits
     and terminations..............      (20,912,658)       (17,196,292)         (3,464,232)         (3,518,646)
                                     ----------------  -----------------  ------------------  ------------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         7,795,368         53,997,259           4,093,272           1,984,042
                                     ----------------  -----------------  ------------------  ------------------
     Net increase (decrease)
        in net assets..............       121,749,050         87,131,391           2,495,947             590,767
NET ASSETS:
   Beginning of year...............       324,832,892        237,701,501          73,659,399          73,068,632
                                     ----------------  -----------------  ------------------  ------------------
   End of year.....................  $    446,581,942  $     324,832,892   $      76,155,346   $      73,659,399
                                     ================  =================  ==================  ==================


                                            FIDELITY VIP OVERSEAS          FTVIPT FRANKLIN INCOME SECURITIES
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     ----------------------------------  ------------------------------------
                                           2013              2012               2013               2012
                                     ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          5,035  $         35,712  $      13,802,960  $      11,781,681
   Net realized gains (losses).....            11,595          (91,435)            335,927          (143,328)
   Change in unrealized gains
     (losses) on investments.......         1,380,290           930,242         18,152,582         12,601,025
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         1,396,920           874,519         32,291,469         24,239,378
                                     ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            83,529            98,285         24,164,029         38,977,808
   Net transfers (including fixed
     account)......................         (260,389)           (2,174)         10,135,357          6,367,446
   Contract charges................              (46)              (60)        (2,217,562)        (1,667,113)
   Transfers for contract benefits
     and terminations..............         (535,530)         (393,725)       (19,716,164)       (21,364,327)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         (712,436)         (297,674)         12,365,660         22,313,814
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............           684,484           576,845         44,657,129         46,553,192
NET ASSETS:
   Beginning of year...............         5,241,037         4,664,192        253,164,341        206,611,149
                                     ----------------  ----------------  -----------------  -----------------
   End of year.....................  $      5,925,521  $      5,241,037  $     297,821,470  $     253,164,341
                                     ================  ================  =================  =================

                                               FTVIPT FRANKLIN
                                         SMALL CAP VALUE SECURITIES
                                                 SUB-ACCOUNT
                                     ----------------------------------
                                           2013              2012
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (24,107)  $      (382,615)
   Net realized gains (losses).....         3,335,986            82,294
   Change in unrealized gains
     (losses) on investments.......        28,858,586        11,355,727
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        32,170,465        11,055,406
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        18,861,799        26,752,367
   Net transfers (including fixed
     account)......................       (3,726,532)           831,747
   Contract charges................       (1,067,656)         (582,013)
   Transfers for contract benefits
     and terminations..............       (4,485,166)       (2,467,131)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         9,582,445        24,534,970
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............        41,752,910        35,590,376
NET ASSETS:
   Beginning of year...............        86,296,073        50,705,697
                                     ----------------  ----------------
   End of year.....................  $    128,048,983  $     86,296,073
                                     ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                                          FTVIPT
                                         FTVIPT MUTUAL SHARES SECURITIES       TEMPLETON FOREIGN SECURITIES
                                                   SUB-ACCOUNT                          SUB-ACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2013               2012              2013               2012
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       1,028,572  $         828,209  $         479,595  $         905,498
   Net realized gains (losses)......          1,531,390          (351,542)            527,295          (666,651)
   Change in unrealized gains
     (losses) on investments........         31,136,595         14,415,530         14,782,128         11,238,272
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         33,696,557         14,892,197         15,789,018         11,477,119
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          7,934,359         13,759,082          1,244,169          6,029,850
   Net transfers (including fixed
     account).......................        (3,863,825)        (3,146,458)        (3,114,726)            396,235
   Contract charges.................        (1,093,363)          (879,739)          (910,114)          (813,888)
   Transfers for contract benefits
     and terminations...............       (10,375,719)       (13,377,390)        (6,075,431)        (5,310,132)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......        (7,398,548)        (3,644,505)        (8,856,102)            302,065
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............         26,298,009         11,247,692          6,932,916         11,779,184
NET ASSETS:
   Beginning of year................        129,780,562        118,532,870         80,788,377         69,009,193
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     156,078,571  $     129,780,562  $      87,721,293  $      80,788,377
                                      =================  =================  =================  =================

                                                    FTVIPT
                                       TEMPLETON GLOBAL BOND SECURITIES        INVESCO V.I. AMERICAN FRANCHISE
                                                  SUB-ACCOUNT                            SUB-ACCOUNT
                                      ------------------------------------  ------------------------------------
                                            2013               2012                2013               2012
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       8,251,988  $       9,308,296  $         (1,401)  $         (1,969)
   Net realized gains (losses)......          2,892,611            305,792              4,184              4,261
   Change in unrealized gains
     (losses) on investments........       (10,624,497)         12,966,460             44,589              5,620
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            520,102         22,580,548             47,372              7,912
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         31,796,531         55,695,235                 --                  3
   Net transfers (including fixed
     account).......................         20,195,269          8,138,828            (8,489)             88,752
   Contract charges.................        (2,382,478)        (1,598,059)                 --                 --
   Transfers for contract benefits
     and terminations...............       (12,509,439)        (7,739,164)           (25,032)           (36,838)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......         37,099,883         54,496,840           (33,521)             51,917
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............         37,619,985         77,077,388             13,851             59,829
NET ASSETS:
   Beginning of year................        217,063,429        139,986,041            149,862             90,033
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     254,683,414  $     217,063,429  $         163,713  $         149,862
                                      =================  =================  =================  =================


                                           INVESCO V.I. AMERICAN VALUE            INVESCO V.I. CORE EQUITY
                                                   SUB-ACCOUNT                           SUB-ACCOUNT
                                      ------------------------------------  -------------------------------------
                                             2013               2012               2013               2012
                                      -----------------  -----------------   -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (653,068)  $       (396,721)   $            (90)  $         (1,291)
   Net realized gains (losses)......          1,362,452            295,908              11,977              9,182
   Change in unrealized gains
     (losses) on investments........         21,986,708          7,999,839              45,509             23,282
                                      -----------------  -----------------   -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         22,696,092          7,899,026              57,396             31,173
                                      -----------------  -----------------   -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         11,493,142         15,070,411                  --                 --
   Net transfers (including fixed
     account).......................          (396,972)          (474,558)            (15,058)           (21,186)
   Contract charges.................          (814,387)          (538,047)                  --                 --
   Transfers for contract benefits
     and terminations...............        (4,366,942)        (2,285,953)            (33,651)           (45,739)
                                      -----------------  -----------------   -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......          5,914,841         11,771,853            (48,709)           (66,925)
                                      -----------------  -----------------   -----------------  -----------------
     Net increase (decrease)
        in net assets...............         28,610,933         19,670,879               8,687           (35,752)
NET ASSETS:
   Beginning of year................         66,684,996         47,014,117             241,009            276,761
                                      -----------------  -----------------   -----------------  -----------------
   End of year......................  $      95,295,929  $      66,684,996   $         249,696  $         241,009
                                      =================  =================   =================  =================


                                         INVESCO V.I. EQUITY AND INCOME
                                                   SUB-ACCOUNT
                                      ------------------------------------
                                             2013               2012
                                      -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         960,409  $       2,132,881
   Net realized gains (losses)......          2,646,648            987,347
   Change in unrealized gains
     (losses) on investments........        115,194,853         43,230,491
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        118,801,910         46,350,719
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         67,597,697         83,668,907
   Net transfers (including fixed
     account).......................          8,022,603          (305,020)
   Contract charges.................        (4,836,300)        (3,578,432)
   Transfers for contract benefits
     and terminations...............       (37,208,806)       (43,547,842)
                                      -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......         33,575,194         36,237,613
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............        152,377,104         82,588,332
NET ASSETS:
   Beginning of year................        496,945,594        414,357,262
                                      -----------------  -----------------
   End of year......................  $     649,322,698  $     496,945,594
                                      =================  =================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012



                                       INVESCO V.I. GLOBAL REAL ESTATE      INVESCO V.I. GROWTH AND INCOME
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2013               2012              2013               2012
                                     -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         738,755  $      (159,936)  $      (188,424)  $        (39,401)
   Net realized gains (losses).....            251,182            14,912         5,964,860            215,131
   Change in unrealized gains
     (losses) on investments.......          (841,038)         4,220,926        81,951,879         27,777,291
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            148,899         4,075,902        87,728,315         27,953,021
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          6,235,134         6,088,001        41,201,557         55,614,326
   Net transfers (including fixed
     account)......................          1,699,930           615,737       (9,892,159)        (3,884,258)
   Contract charges................          (265,363)         (166,631)       (3,013,438)        (2,064,540)
   Transfers for contract benefits
     and terminations..............        (1,127,854)         (777,696)      (18,283,675)       (15,726,767)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          6,541,847         5,759,411        10,012,285         33,938,761
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............          6,690,746         9,835,313        97,740,600         61,891,782
NET ASSETS:
   Beginning of year...............         23,302,577        13,467,264       268,230,013        206,338,231
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $      29,993,323  $     23,302,577  $    365,970,613  $     268,230,013
                                     =================  ================  ================  =================


                                       INVESCO V.I. INTERNATIONAL GROWTH       JANUS ASPEN GLOBAL RESEARCH
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                     ------------------------------------  ------------------------------------
                                            2013               2012              2013               2012
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (636,105)  $          51,882  $              21  $               1
   Net realized gains (losses).....          1,305,822             76,597                120                  9
   Change in unrealized gains
     (losses) on investments.......         40,017,340         24,064,007              1,329                896
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         40,687,057         24,192,486              1,470                906
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         29,193,980         45,143,565                 --                 --
   Net transfers (including fixed
     account)......................          6,799,837          6,206,236                 --                 --
   Contract charges................        (2,450,016)        (1,751,462)                 --                 --
   Transfers for contract benefits
     and terminations..............       (12,015,352)        (8,106,175)              (375)                (3)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         21,528,449         41,492,164              (375)                (3)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............         62,215,506         65,684,650              1,095                903
NET ASSETS:
   Beginning of year...............        219,783,700        154,099,050              5,653              4,750
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $     281,999,206  $     219,783,700  $           6,748  $           5,653
                                     =================  =================  =================  =================

                                             LMPVET CLEARBRIDGE                   LMPVET CLEARBRIDGE
                                         VARIABLE AGGRESSIVE GROWTH             VARIABLE ALL CAP VALUE
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     ----------------------------------  ------------------------------------
                                           2013              2012               2013               2012
                                     ----------------  ----------------   ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (2,728,091)  $    (1,863,351)   $       (34,365)  $         271,873
   Net realized gains (losses).....        17,861,500         9,957,799         10,192,766          (234,300)
   Change in unrealized gains
     (losses) on investments.......        71,695,365        19,162,336         20,675,928         12,653,901
                                     ----------------  ----------------   ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        86,828,774        27,256,784         30,834,329         12,691,474
                                     ----------------  ----------------   ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        26,964,170        26,101,454          7,542,551         10,482,501
   Net transfers (including fixed
     account)......................       (1,165,621)       (5,078,294)        (2,438,406)        (1,374,496)
   Contract charges................       (1,696,014)       (1,164,246)          (733,083)          (563,153)
   Transfers for contract benefits
     and terminations..............      (17,174,971)      (20,966,057)       (10,398,584)       (12,507,706)
                                     ----------------  ----------------   ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         6,927,564       (1,107,143)        (6,027,522)        (3,962,854)
                                     ----------------  ----------------   ----------------  -----------------
     Net increase (decrease)
        in net assets..............        93,756,338        26,149,641         24,806,807          8,728,620
NET ASSETS:
   Beginning of year...............       186,988,862       160,839,221        104,446,756         95,718,136
                                     ----------------  ----------------   ----------------  -----------------
   End of year.....................  $    280,745,200  $    186,988,862   $    129,253,563  $     104,446,756
                                     ================  ================   ================  =================

                                             LMPVET CLEARBRIDGE
                                            VARIABLE APPRECIATION
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2013               2012
                                     ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (340,789)  $         877,895
   Net realized gains (losses).....        13,852,622            276,468
   Change in unrealized gains
     (losses) on investments.......        72,638,328         32,185,472
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        86,150,161         33,339,835
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        47,967,753         57,982,645
   Net transfers (including fixed
     account)......................         4,628,653        (4,101,720)
   Contract charges................       (3,067,660)        (2,128,567)
   Transfers for contract benefits
     and terminations..............      (20,584,065)       (19,581,184)
                                     ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        28,944,681         32,171,174
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............       115,094,842         65,511,009
NET ASSETS:
   Beginning of year...............       290,191,379        224,680,370
                                     ----------------  -----------------
   End of year.....................  $    405,286,221  $     290,191,379
                                     ================  =================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                           LMPVET CLEARBRIDGE                   LMPVET CLEARBRIDGE
                                         VARIABLE EQUITY INCOME              VARIABLE LARGE CAP GROWTH
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        427,485  $      1,935,990  $       (58,170)  $       (51,981)
   Net realized gains (losses)....           646,901       (1,496,446)           745,423           481,453
   Change in unrealized gains
     (losses) on investments......        33,452,314        13,043,194           710,461           353,548
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        34,526,700        13,482,738         1,397,714           783,020
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        27,050,110        30,792,673               648             1,459
   Net transfers (including fixed
     account).....................         8,008,781         2,474,161          (33,103)         (256,108)
   Contract charges...............       (1,307,320)         (777,353)          (17,152)          (18,887)
   Transfers for contract benefits
     and terminations.............      (12,039,748)      (14,363,944)         (647,971)         (871,026)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        21,711,823        18,125,537         (697,578)       (1,144,562)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        56,238,523        31,608,275           700,136         (361,542)
NET ASSETS:
   Beginning of year..............       134,931,130       103,322,855         4,312,254         4,673,796
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    191,169,653  $    134,931,130  $      5,012,390  $      4,312,254
                                    ================  ================  ================  ================

                                            LMPVET CLEARBRIDGE                  LMPVET CLEARBRIDGE
                                         VARIABLE LARGE CAP VALUE            VARIABLE SMALL CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2013              2012              2013              2012
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $           1,148  $         27,751  $    (1,235,439)  $      (568,565)
   Net realized gains (losses)....            466,613            50,468         8,864,593         3,154,639
   Change in unrealized gains
     (losses) on investments......          1,056,824           510,271        24,881,277         5,466,771
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          1,524,585           588,490        32,510,431         8,052,845
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            282,593           573,803        16,380,155        16,257,772
   Net transfers (including fixed
     account).....................            813,486           285,926         3,443,300         1,590,977
   Contract charges...............           (46,356)          (36,742)         (824,479)         (481,813)
   Transfers for contract benefits
     and terminations.............          (424,843)         (504,347)       (3,891,881)       (3,103,064)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......            624,880           318,640        15,107,095        14,263,872
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          2,149,465           907,130        47,617,526        22,316,717
NET ASSETS:
   Beginning of year..............          4,743,489         3,836,359        64,881,494        42,564,777
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $       6,892,954  $      4,743,489  $    112,499,020  $     64,881,494
                                    =================  ================  ================  ================

                                             LMPVET INVESTMENT                        LMPVET
                                     COUNSEL VARIABLE SOCIAL AWARENESS   VARIABLE LIFESTYLE ALLOCATION 50%
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2013              2012               2013              2012
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        (2,213)  $         (2,313)  $        335,965  $        451,589
   Net realized gains (losses)....             8,209             18,868           294,643           110,528
   Change in unrealized gains
     (losses) on investments......            39,556             26,419         4,402,903         2,456,921
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            45,552             42,974         5,033,511         3,019,038
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                 --         6,821,630         6,963,572
   Net transfers (including fixed
     account).....................             9,338           (49,856)         3,040,842         1,186,938
   Contract charges...............             (130)              (173)         (323,071)         (208,041)
   Transfers for contract benefits
     and terminations.............          (51,803)          (204,989)       (3,091,539)       (2,607,174)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (42,595)          (255,018)         6,447,862         5,335,295
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............             2,957          (212,044)        11,481,373         8,354,333
NET ASSETS:
   Beginning of year..............           289,329            501,373        32,620,028        24,265,695
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $        292,286  $         289,329  $     44,101,401  $     32,620,028
                                    ================  =================  ================  ================

                                                  LMPVET
                                     VARIABLE LIFESTYLE ALLOCATION 70%
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2013              2012
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        (5,215)  $         16,093
   Net realized gains (losses)....           164,204            48,643
   Change in unrealized gains
     (losses) on investments......           307,412           296,816
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           466,401           361,552
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........               120             3,120
   Net transfers (including fixed
     account).....................           208,852          (27,315)
   Contract charges...............             (702)             (796)
   Transfers for contract benefits
     and terminations.............         (943,181)         (849,995)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (734,911)         (874,986)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (268,510)         (513,434)
NET ASSETS:
   Beginning of year..............         2,573,509         3,086,943
                                    ----------------  ----------------
   End of year....................  $      2,304,999  $      2,573,509
                                    ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                   LMPVET                       LMPVIT WESTERN ASSET
                                      VARIABLE LIFESTYLE ALLOCATION 85%    VARIABLE GLOBAL HIGH YIELD BOND
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2013              2012              2013               2012
                                     ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        265,832  $        362,338  $      4,754,059  $       5,165,628
   Net realized gains (losses).....         1,739,917           528,492            97,460           (68,307)
   Change in unrealized gains
     (losses) on investments.......        17,385,552         8,931,921         (303,455)          7,182,092
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        19,391,301         9,822,751         4,548,064         12,279,413
                                     ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         3,896,642         8,807,329        12,043,147         15,538,183
   Net transfers (including fixed
     account)......................          (70,391)         (793,785)         6,173,096          4,005,384
   Contract charges................         (739,142)         (611,650)         (741,652)          (516,554)
   Transfers for contract benefits
     and terminations..............       (7,221,465)       (3,286,778)       (9,054,116)        (9,252,417)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (4,134,356)         4,115,116         8,420,475          9,774,596
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............        15,256,945        13,937,867        12,968,539         22,054,009
NET ASSETS:
   Beginning of year...............        79,817,339        65,879,472        91,771,912         69,717,903
                                     ----------------  ----------------  ----------------  -----------------
   End of year.....................  $     95,074,284  $     79,817,339  $    104,740,451  $      91,771,912
                                     ================  ================  ================  =================

                                                   MFS VIT                              MFS VIT
                                               INVESTORS TRUST                       NEW DISCOVERY
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2013               2012              2013               2012
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           (69)  $           (190)  $          (581)  $           (602)
   Net realized gains (losses).....               292              2,707             2,006              4,349
   Change in unrealized gains
     (losses) on investments.......             5,877              2,028            12,769              3,991
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             6,100              4,545            14,194              7,738
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --                 --                --                 --
   Net transfers (including fixed
     account)......................                --                 --                --                 --
   Contract charges................                --                 --                --                 --
   Transfers for contract benefits
     and terminations..............             (637)           (18,051)           (9,835)            (7,451)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......             (637)           (18,051)           (9,835)            (7,451)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............             5,463           (13,506)             4,359                287
NET ASSETS:
   Beginning of year...............            20,488             33,994            41,661             41,374
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $         25,951  $          20,488  $         46,020  $          41,661
                                     ================  =================  ================  =================

                                                                                MIST ALLIANCEBERNSTEIN
                                              MFS VIT RESEARCH                 GLOBAL DYNAMIC ALLOCATION
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2013               2012              2013              2012
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          (610)  $           (299)  $    (4,610,871)  $    (31,735,651)
   Net realized gains (losses).....             1,133                603        73,047,817             68,339
   Change in unrealized gains
     (losses) on investments.......            14,560              6,684       213,779,983        215,787,760
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            15,083              6,988       282,216,929        184,120,448
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --                 --       248,776,609        748,915,629
   Net transfers (including fixed
     account)......................                --                 --        93,377,580        331,990,410
   Contract charges................                --                 --      (43,781,572)       (28,058,490)
   Transfers for contract benefits
     and terminations..............           (1,403)            (1,975)      (90,758,771)       (52,503,657)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......           (1,403)            (1,975)       207,613,846      1,000,343,892
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............            13,680              5,013       489,830,775      1,184,464,340
NET ASSETS:
   Beginning of year...............            50,155             45,142     2,823,843,417      1,639,379,077
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $         63,835  $          50,155  $  3,313,674,192  $   2,823,843,417
                                     ================  =================  ================  =================

                                                    MIST
                                     AMERICAN FUNDS BALANCED ALLOCATION
                                                 SUB-ACCOUNT
                                     ----------------------------------
                                           2013              2012
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (5,388,861)  $      4,444,113
   Net realized gains (losses).....       250,625,904        60,128,154
   Change in unrealized gains
     (losses) on investments.......       260,897,780       273,656,262
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       506,134,823       338,228,529
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        29,549,572        83,164,894
   Net transfers (including fixed
     account)......................       (8,307,267)      (60,456,373)
   Contract charges................      (37,993,157)      (37,328,286)
   Transfers for contract benefits
     and terminations..............     (165,057,262)     (132,325,623)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......     (181,808,114)     (146,945,388)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............       324,326,709       191,283,141
NET ASSETS:
   Beginning of year...............     3,106,060,329     2,914,777,188
                                     ----------------  ----------------
   End of year.....................  $  3,430,387,038  $  3,106,060,329
                                     ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                   MIST                                MIST
                                     AMERICAN FUNDS GROWTH ALLOCATION          AMERICAN FUNDS GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (9,394,519)  $    (5,413,271)  $    (6,517,995)  $    (6,868,206)
   Net realized gains (losses)....       121,285,044        26,669,090        55,767,296        20,415,943
   Change in unrealized gains
     (losses) on investments......       233,109,626       175,144,743        96,031,643        67,309,082
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       345,000,151       196,400,562       145,280,944        80,856,819
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        19,707,302        52,400,148        14,629,823        17,133,976
   Net transfers (including fixed
     account).....................        66,168,229      (72,570,860)      (37,937,636)      (78,467,843)
   Contract charges...............      (16,411,723)      (15,855,986)       (6,691,159)       (6,678,966)
   Transfers for contract benefits
     and terminations.............      (82,807,176)      (62,098,994)      (28,561,135)      (20,470,993)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (13,343,368)      (98,125,692)      (58,560,107)      (88,483,826)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       331,656,783        98,274,870        86,720,837       (7,627,007)
NET ASSETS:
   Beginning of year..............     1,496,665,592     1,398,390,722       545,665,799       553,292,806
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $  1,828,322,375  $  1,496,665,592  $    632,386,636  $    545,665,799
                                    ================  ================  ================  ================

                                                   MIST                                MIST
                                    AMERICAN FUNDS MODERATE ALLOCATION       AQR GLOBAL RISK BALANCED
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                           2013            2012                2013              2012
                                     ---------------  ---------------    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $     2,016,609  $     8,663,944    $     24,454,360  $   (29,485,494)
   Net realized gains (losses)....       119,968,172       39,154,321         131,410,280        13,924,436
   Change in unrealized gains
     (losses) on investments......        74,888,275      103,394,103       (347,099,092)       257,592,013
                                     ---------------  ---------------    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       196,873,056      151,212,368       (191,234,452)       242,030,955
                                     ---------------  ---------------    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        17,989,884       43,856,551         299,929,057     1,010,258,029
   Net transfers (including fixed
     account).....................      (30,931,042)     (43,601,001)       (449,932,361)       701,135,494
   Contract charges...............      (21,278,076)     (21,439,772)        (50,307,360)      (34,472,373)
   Transfers for contract benefits
     and terminations.............     (100,612,790)     (79,167,097)       (113,288,370)      (63,766,725)
                                     ---------------  ---------------    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (134,832,024)    (100,351,319)       (313,599,034)     1,613,154,425
                                     ---------------  ---------------    ----------------  ----------------
     Net increase (decrease)
       in net assets..............        62,041,032       50,861,049       (504,833,486)     1,855,185,380
NET ASSETS:
   Beginning of year..............     1,734,325,945    1,683,464,896       3,753,309,463     1,898,124,083
                                     ---------------  ---------------    ----------------  ----------------
   End of year....................   $ 1,796,366,977  $ 1,734,325,945    $  3,248,475,977  $  3,753,309,463
                                     ===============  ===============    ================  ================

                                                    MIST                                 MIST
                                    BLACKROCK GLOBAL TACTICAL STRATEGIES         BLACKROCK HIGH YIELD
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                    -------------------------------------  ----------------------------------
                                            2013              2012               2013              2012
                                      ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...    $    (3,617,558)  $   (58,135,263)   $     14,596,196  $     13,623,467
   Net realized gains (losses)....         133,255,577           130,203          9,642,339         5,023,228
   Change in unrealized gains
     (losses) on investments......         311,060,284       341,923,540        (4,631,091)        14,564,761
                                      ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         440,698,303       283,918,480         19,607,444        33,211,456
                                      ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         411,567,881     1,312,263,362         13,943,237        20,947,935
   Net transfers (including fixed
     account).....................        (28,640,096)       557,379,957       (26,718,376)        17,699,162
   Contract charges...............        (73,176,143)      (48,022,451)        (2,612,849)       (2,591,456)
   Transfers for contract benefits
     and terminations.............       (149,396,119)      (91,426,698)       (16,046,952)      (13,914,636)
                                      ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         160,355,523     1,730,194,170       (31,434,940)        22,141,005
                                      ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............         601,053,826     2,014,112,650       (11,827,496)        55,352,461
NET ASSETS:
   Beginning of year..............       4,856,824,935     2,842,712,285        276,977,302       221,624,841
                                      ----------------  ----------------   ----------------  ----------------
   End of year....................    $  5,457,878,761  $  4,856,824,935   $    265,149,806  $    276,977,302
                                      ================  ================   ================  ================


                                       MIST BLACKROCK LARGE CAP CORE
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2013              2012
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (69,719)  $       (98,467)
   Net realized gains (losses)....           843,040           204,327
   Change in unrealized gains
     (losses) on investments......         3,552,916         1,366,663
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         4,326,237         1,472,523
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           654,278         2,809,895
   Net transfers (including fixed
     account).....................         (847,332)       (1,633,705)
   Contract charges...............         (180,167)         (169,775)
   Transfers for contract benefits
     and terminations.............       (1,522,513)         (889,640)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,895,734)           116,775
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         2,430,503         1,589,298
NET ASSETS:
   Beginning of year..............        14,439,147        12,849,849
                                    ----------------  ----------------
   End of year....................  $     16,869,650  $     14,439,147
                                    ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                                       MIST
                                     MIST CLARION GLOBAL REAL ESTATE     CLEARBRIDGE AGGRESSIVE GROWTH II
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2013              2012              2013               2012
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      9,853,299  $        648,569  $     (1,006,117)  $    (1,256,766)
   Net realized gains (losses)....          (92,999)       (1,249,413)          5,873,060         1,264,699
   Change in unrealized gains
     (losses) on investments......       (6,455,197)        35,559,210         19,911,595        14,507,523
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         3,305,103        34,958,366         24,778,538        14,515,456
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,804,117         7,794,423          1,347,767         4,262,148
   Net transfers (including fixed
     account).....................        14,576,022       (2,227,782)        (5,985,835)        25,557,583
   Contract charges...............       (1,769,594)       (1,587,295)        (1,164,663)       (1,131,367)
   Transfers for contract benefits
     and terminations.............      (12,559,683)       (9,066,811)        (6,729,962)       (5,149,785)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         2,050,862       (5,087,465)       (12,532,693)        23,538,579
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets..............         5,355,965        29,870,901         12,245,845        38,054,035
NET ASSETS:
   Beginning of year..............       177,317,957       147,447,056        106,823,115        68,769,080
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $    182,673,922  $    177,317,957  $     119,068,960  $    106,823,115
                                    ================  ================  =================  ================

                                                  MIST                                 MIST
                                      CLEARBRIDGE AGGRESSIVE GROWTH         GOLDMAN SACHS MID CAP VALUE
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2013              2012               2013              2012
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (5,039,430)  $    (4,519,479)  $     (1,173,155)  $    (1,395,190)
   Net realized gains (losses)....        11,473,473         4,996,289         12,013,375           565,819
   Change in unrealized gains
     (losses) on investments......       123,052,679        43,727,000         31,704,368        21,341,212
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       129,486,722        44,203,810         42,544,588        20,511,841
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,418,106         8,612,510          1,260,840         2,591,780
   Net transfers (including fixed
     account).....................        52,077,391       (6,817,243)            158,750       (5,769,122)
   Contract charges...............       (3,110,264)       (2,555,203)        (1,323,450)       (1,125,130)
   Transfers for contract benefits
     and terminations.............      (25,033,154)      (16,051,172)       (11,814,121)       (7,693,862)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        29,352,079      (16,811,108)       (11,717,981)      (11,996,334)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets..............       158,838,801        27,392,702         30,826,607         8,515,507
NET ASSETS:
   Beginning of year..............       292,871,764       265,479,062        139,211,779       130,696,272
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $    451,710,565  $    292,871,764  $     170,038,386  $    139,211,779
                                    ================  ================  =================  ================

                                                   MIST                                 MIST
                                       HARRIS OAKMARK INTERNATIONAL       INVESCO BALANCED-RISK ALLOCATION
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                          2013              2012                2013            2012 (b)
                                    ----------------  -----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      5,201,015  $          91,453   $   (12,158,692)  $    (1,415,511)
   Net realized gains (losses)....        11,702,177        (1,430,384)         10,077,015         6,907,824
   Change in unrealized gains
     (losses) on investments......       134,182,838        121,937,845          4,078,692        10,868,519
                                    ----------------  -----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       151,086,030        120,598,914          1,997,015        16,360,832
                                    ----------------  -----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        17,704,175         17,848,721        168,173,765       338,086,548
   Net transfers (including fixed
     account).....................        27,865,479       (30,313,737)         45,607,989       313,044,735
   Contract charges...............       (5,353,619)        (4,604,462)       (10,692,799)       (1,295,053)
   Transfers for contract benefits
     and terminations.............      (36,258,075)       (26,450,720)       (23,347,690)       (4,774,645)
                                    ----------------  -----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         3,957,960       (43,520,198)        179,741,265       645,061,585
                                    ----------------  -----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............       155,043,990         77,078,716        181,738,280       661,422,417
NET ASSETS:
   Beginning of year..............       538,939,254        461,860,538        661,422,417                --
                                    ----------------  -----------------   ----------------  ----------------
   End of year....................  $    693,983,244  $     538,939,254   $    843,160,697  $    661,422,417
                                    ================  =================   ================  ================

                                                   MIST
                                             INVESCO COMSTOCK
                                                SUB-ACCOUNT
                                    -----------------------------------
                                           2013              2012
                                    -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (1,674,772)  $      (729,855)
   Net realized gains (losses)....          9,703,108         5,346,575
   Change in unrealized gains
     (losses) on investments......        101,696,056        43,146,332
                                    -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        109,724,392        47,763,052
                                    -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         20,478,377        22,458,903
   Net transfers (including fixed
     account).....................         11,030,539        19,211,409
   Contract charges...............        (3,417,107)       (2,706,893)
   Transfers for contract benefits
     and terminations.............       (23,713,080)      (23,731,077)
                                    -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          4,378,729        15,232,342
                                    -----------------  ----------------
     Net increase (decrease)
       in net assets..............        114,103,121        62,995,394
NET ASSETS:
   Beginning of year..............        329,458,802       266,463,408
                                    -----------------  ----------------
   End of year....................  $     443,561,923  $    329,458,802
                                    =================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012



                                        MIST INVESCO MID CAP VALUE         MIST INVESCO SMALL CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,314,553)  $    (1,633,191)  $    (3,674,573)  $    (3,709,725)
   Net realized gains (losses)....         7,722,920         2,663,619        24,585,422        18,783,431
   Change in unrealized gains
     (losses) on investments......        30,620,411        15,199,656        67,501,884        19,533,978
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        37,028,778        16,230,084        88,412,733        34,607,684
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,155,363         6,093,408        10,016,335        15,838,800
   Net transfers (including fixed
     account).....................      (10,011,007)       (3,393,066)         1,587,973       (5,702,899)
   Contract charges...............       (1,678,656)       (1,548,008)       (2,269,655)       (1,966,440)
   Transfers for contract benefits
     and terminations.............       (7,603,595)       (6,237,615)      (19,026,821)      (14,981,160)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (17,137,895)       (5,085,281)       (9,692,168)       (6,811,699)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        19,890,883        11,144,803        78,720,565        27,795,985
NET ASSETS:
   Beginning of year..............       138,149,492       127,004,689       240,468,780       212,672,795
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    158,040,375  $    138,149,492  $    319,189,345  $    240,468,780
                                    ================  ================  ================  ================

                                                                                       MIST
                                          MIST JPMORGAN CORE BOND        JPMORGAN GLOBAL ACTIVE ALLOCATION
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2013              2012              2013            2012 (b)
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (4,238,910)  $      3,581,213  $    (6,934,561)  $      (253,669)
   Net realized gains (losses)....        24,886,829         5,226,825         2,430,024         1,691,655
   Change in unrealized gains
     (losses) on investments......      (36,171,178)         2,725,888        53,369,009         7,508,587
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (15,523,259)        11,533,926        48,864,472         8,946,573
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,386,585         8,908,512       122,948,435       187,365,819
   Net transfers (including fixed
     account).....................         1,463,200       (2,442,719)       313,227,408        88,135,164
   Contract charges...............       (3,775,856)       (4,085,255)       (6,988,131)         (274,498)
   Transfers for contract benefits
     and terminations.............      (19,173,185)      (16,768,257)      (13,774,602)       (1,600,923)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (19,099,256)      (14,387,719)       415,413,110       273,625,562
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (34,622,515)       (2,853,793)       464,277,582       282,572,135
NET ASSETS:
   Beginning of year..............       346,492,447       349,346,240       282,572,135                --
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    311,869,932  $    346,492,447  $    746,849,717  $    282,572,135
                                    ================  ================  ================  ================

                                                   MIST
                                         JPMORGAN SMALL CAP VALUE        MIST LOOMIS SAYLES GLOBAL MARKETS
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013             2012
                                    ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (280,527)  $      (218,746)  $      1,519,876  $     1,268,388
   Net realized gains (losses)....         1,241,336           283,760         5,872,725        2,390,289
   Change in unrealized gains
     (losses) on investments......         6,048,540         2,823,277        18,236,473       20,641,146
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         7,009,349         2,888,291        25,629,074       24,299,823
                                    ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           370,757         2,194,628         2,604,900        5,861,547
   Net transfers (including fixed
     account).....................       (1,450,951)         (541,359)      (13,383,801)      (8,628,678)
   Contract charges...............         (290,764)         (250,601)       (1,759,667)      (1,759,286)
   Transfers for contract benefits
     and terminations.............       (1,786,801)       (1,500,264)      (10,275,135)      (7,011,203)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (3,157,759)          (97,596)      (22,813,703)     (11,537,620)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............         3,851,590         2,790,695         2,815,371       12,762,203
NET ASSETS:
   Beginning of year..............        24,014,976        21,224,281       177,780,410      165,018,207
                                    ----------------  ----------------  ----------------  ---------------
   End of year....................  $     27,866,566  $     24,014,976  $    180,595,781  $   177,780,410
                                    ================  ================  ================  ===============


                                     MIST LORD ABBETT BOND DEBENTURE
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2013              2012
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     12,964,602  $     14,699,205
   Net realized gains (losses)....         4,166,635         1,754,535
   Change in unrealized gains
     (losses) on investments......       (1,363,498)        11,202,166
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        15,767,739        27,655,906
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,945,951         4,758,094
   Net transfers (including fixed
     account).....................         3,690,479         2,066,753
   Contract charges...............       (1,551,965)       (1,668,326)
   Transfers for contract benefits
     and terminations.............      (27,568,008)      (21,909,684)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (22,483,543)      (16,753,163)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (6,715,804)        10,902,743
NET ASSETS:
   Beginning of year..............       266,010,291       255,107,548
                                    ----------------  ----------------
   End of year....................  $    259,294,487  $    266,010,291
                                    ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                                    MIST MET/FRANKLIN
                                     MIST MET/EATON VANCE FLOATING RATE         LOW DURATION TOTAL RETURN
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  -----------------------------------
                                           2013               2012               2013               2012
                                     -----------------  ----------------   -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       1,167,863  $        893,371   $       (409,213)  $        118,242
   Net realized gains (losses).....            371,454           215,912              31,429            24,752
   Change in unrealized gains
     (losses) on investments.......          (202,111)         1,524,996             351,282           737,426
                                     -----------------  ----------------   -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          1,337,206         2,634,279            (26,502)           880,420
                                     -----------------  ----------------   -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          1,243,464         3,005,201           2,247,876         2,001,148
   Net transfers (including fixed
     account)......................         31,075,652         7,696,712         100,397,861        15,509,501
   Contract charges................          (606,811)         (455,891)           (860,351)         (372,941)
   Transfers for contract benefits
     and terminations..............        (4,130,678)       (2,380,066)         (5,061,682)       (2,070,016)
                                     -----------------  ----------------   -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         27,581,627         7,865,956          96,723,704        15,067,692
                                     -----------------  ----------------   -----------------  ----------------
     Net increase (decrease)
        in net assets..............         28,918,833        10,500,235          96,697,202        15,948,112
NET ASSETS:
   Beginning of year...............         54,197,004        43,696,769          43,609,944        27,661,832
                                     -----------------  ----------------   -----------------  ----------------
   End of year.....................  $      83,115,837  $     54,197,004   $     140,307,146  $     43,609,944
                                     =================  ================   =================  ================

                                                    MIST
                                      MET/TEMPLETON INTERNATIONAL BOND     MIST METLIFE AGGRESSIVE STRATEGY
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                            2013              2012               2013              2012
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         276,907  $      4,814,452  $     (5,162,875)  $    (5,348,850)
   Net realized gains (losses).....             98,819         (394,426)          8,803,988       (2,155,955)
   Change in unrealized gains
     (losses) on investments.......          (752,953)         1,944,505        141,558,132        83,183,465
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (377,227)         6,364,531        145,199,245        75,678,660
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            293,635         1,816,115          6,117,615        14,730,577
   Net transfers (including fixed
     account)......................        (1,527,452)           274,897            344,230      (36,687,365)
   Contract charges................          (704,031)         (735,731)        (4,668,056)       (4,564,800)
   Transfers for contract benefits
     and terminations..............        (2,400,039)       (1,811,827)       (32,065,600)      (28,804,866)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (4,337,887)         (456,546)       (30,271,811)      (55,326,454)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............        (4,715,114)         5,907,985        114,927,434        20,352,206
NET ASSETS:
   Beginning of year...............         57,001,253        51,093,268        545,044,070       524,691,864
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $      52,286,139  $     57,001,253  $     659,971,504  $    545,044,070
                                     =================  ================  =================  ================


                                         MIST METLIFE BALANCED PLUS         MIST METLIFE BALANCED STRATEGY
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                            2013              2012               2013              2012
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (12,169,666)  $   (51,515,645)  $      32,102,742  $     38,994,505
   Net realized gains (losses).....        109,386,034                --         83,827,637        19,597,212
   Change in unrealized gains
     (losses) on investments.......        560,925,735       424,121,430      1,085,370,764       737,960,714
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        658,142,103       372,605,785      1,201,301,143       796,552,431
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        512,612,376     1,251,910,858         64,210,282       148,711,444
   Net transfers (including fixed
     account)......................        934,128,079       686,159,234         24,844,873     (193,862,187)
   Contract charges................       (75,280,741)      (42,151,548)       (69,900,438)      (70,278,541)
   Transfers for contract benefits
     and terminations..............      (168,084,256)      (87,089,575)      (454,179,016)     (399,975,900)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      1,203,375,458     1,808,828,969      (435,024,299)     (515,405,184)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............      1,861,517,561     2,181,434,754        766,276,844       281,147,247
NET ASSETS:
   Beginning of year...............      4,593,209,415     2,411,774,661      7,045,806,333     6,764,659,086
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $   6,454,726,976  $  4,593,209,415  $   7,812,083,177  $  7,045,806,333
                                     =================  ================  =================  ================


                                       MIST METLIFE DEFENSIVE STRATEGY
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2013               2012
                                     ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     31,247,477  $      27,979,016
   Net realized gains (losses).....       114,843,713         40,608,351
   Change in unrealized gains
     (losses) on investments.......         8,150,548        131,200,155
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       154,241,738        199,787,522
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        15,258,041         43,475,387
   Net transfers (including fixed
     account)......................     (342,355,184)         24,870,720
   Contract charges................      (21,496,345)       (22,681,295)
   Transfers for contract benefits
     and terminations..............     (165,714,842)      (141,326,271)
                                     ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......     (514,308,330)       (95,661,459)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............     (360,066,592)        104,126,063
NET ASSETS:
   Beginning of year...............     2,332,865,728      2,228,739,665
                                     ----------------  -----------------
   End of year.....................  $  1,972,799,136  $   2,332,865,728
                                     ================  =================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012



                                       MIST METLIFE GROWTH STRATEGY      MIST METLIFE MODERATE STRATEGY
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (12,655,471)  $      1,381,851  $     28,607,761  $     37,131,263
   Net realized gains (losses)....        48,996,687      (22,087,133)        60,925,288        22,204,509
   Change in unrealized gains
     (losses) on investments......     1,250,387,461       680,222,228       327,287,238       287,329,954
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............     1,286,728,677       659,516,946       416,820,287       346,665,726
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        50,551,717       108,087,013        27,247,167        69,079,528
   Net transfers (including fixed
     account).....................       738,063,707     (246,783,276)      (46,175,969)      (27,530,545)
   Contract charges...............      (53,238,434)      (48,638,262)      (35,004,574)      (35,285,870)
   Transfers for contract benefits
     and terminations.............     (370,695,161)     (283,004,290)     (214,831,807)     (193,516,590)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       364,681,829     (470,338,815)     (268,765,183)     (187,253,477)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............     1,651,410,506       189,178,131       148,055,104       159,412,249
NET ASSETS:
   Beginning of year..............     5,115,649,012     4,926,470,881     3,483,723,904     3,324,311,655
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $  6,767,059,518  $  5,115,649,012  $  3,631,779,008  $  3,483,723,904
                                    ================  ================  ================  ================

                                                  MIST
                                    METLIFE MULTI-INDEX TARGETED RISK   MIST MFS EMERGING MARKETS EQUITY
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013            2012 (c)            2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (699,118)  $        (7,978)  $    (2,103,697)  $    (3,386,337)
   Net realized gains (losses)....         3,617,087                --         1,835,792         1,870,263
   Change in unrealized gains
     (losses) on investments......         7,257,662            89,193      (28,154,915)        66,406,442
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        10,175,631            81,215      (28,422,820)        64,890,368
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        48,451,797        10,581,513        18,621,868        37,141,675
   Net transfers (including fixed
     account).....................       142,884,678           585,564        44,696,703         (611,099)
   Contract charges...............         (796,188)                --       (4,647,330)       (4,426,432)
   Transfers for contract benefits
     and terminations.............       (2,006,845)             (313)      (22,864,787)      (17,976,417)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       188,533,442        11,166,764        35,806,454        14,127,727
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       198,709,073        11,247,979         7,383,634        79,018,095
NET ASSETS:
   Beginning of year..............        11,247,979                --       448,693,258       369,675,163
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    209,957,052  $     11,247,979  $    456,076,892  $    448,693,258
                                    ================  ================  ================  ================

                                                                                       MIST
                                      MIST MFS RESEARCH INTERNATIONAL      MORGAN STANLEY MID CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      3,181,971  $        858,851  $    (1,696,520)  $    (2,043,749)
   Net realized gains (losses)....           522,322       (3,635,460)         2,455,142           158,086
   Change in unrealized gains
     (losses) on investments......        47,772,611        44,865,003        64,718,433        10,495,708
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        51,476,904        42,088,394        65,477,055         8,610,045
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,992,222        12,899,341        30,911,631        44,704,015
   Net transfers (including fixed
     account).....................      (11,184,676)       (5,504,513)       (5,530,092)        10,647,959
   Contract charges...............       (2,476,702)       (2,406,377)       (2,046,240)       (1,253,613)
   Transfers for contract benefits
     and terminations.............      (23,934,709)      (21,276,250)      (10,333,215)       (6,020,714)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (31,603,865)      (16,287,799)        13,002,084        48,077,647
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        19,873,039        25,800,595        78,479,139        56,687,692
NET ASSETS:
   Beginning of year..............       311,615,422       285,814,827       166,100,095       109,412,403
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    331,488,461  $    311,615,422  $    244,579,234  $    166,100,095
                                    ================  ================  ================  ================


                                     MIST OPPENHEIMER GLOBAL EQUITY
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2013              2012
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (523,132)  $        (7,496)
   Net realized gains (losses)....           471,553            25,191
   Change in unrealized gains
     (losses) on investments......        11,622,690         1,707,146
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        11,571,111         1,724,841
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           974,476            93,332
   Net transfers (including fixed
     account).....................        59,782,304            42,419
   Contract charges...............         (334,651)          (47,022)
   Transfers for contract benefits
     and terminations.............       (3,578,136)       (1,160,102)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        56,843,993       (1,071,373)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............        68,415,104           653,468
NET ASSETS:
   Beginning of year..............         9,983,469         9,330,001
                                    ----------------  ----------------
   End of year....................  $     78,398,573  $      9,983,469
                                    ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                MIST PIMCO
                                         INFLATION PROTECTED BOND             MIST PIMCO TOTAL RETURN
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2013              2012              2013               2012
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      5,656,555  $     14,248,598  $      57,226,440  $     34,066,251
   Net realized gains (losses)....        44,720,235        63,569,905         42,284,668         8,990,391
   Change in unrealized gains
     (losses) on investments......     (156,230,192)       (6,836,618)      (175,186,613)       116,050,383
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............     (105,853,402)        70,981,885       (75,675,505)       159,107,025
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         7,816,286        37,089,098         23,558,528        78,337,791
   Net transfers (including fixed
     account).....................      (33,502,041)        43,921,625       (36,143,738)       (4,343,112)
   Contract charges...............       (9,760,980)      (10,805,997)       (21,824,762)      (22,953,383)
   Transfers for contract benefits
     and terminations.............      (58,283,070)      (56,743,134)      (130,498,036)     (116,536,293)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (93,729,805)        13,461,592      (164,908,008)      (65,494,997)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets..............     (199,583,207)        84,443,477      (240,583,513)        93,612,028
NET ASSETS:
   Beginning of year..............     1,021,039,296       936,595,819      2,234,370,461     2,140,758,433
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $    821,456,089  $  1,021,039,296  $   1,993,786,948  $  2,234,370,461
                                    ================  ================  =================  ================


                                             MIST PIONEER FUND             MIST PIONEER STRATEGIC INCOME
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2013              2012               2013              2012
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      4,682,697  $        111,876  $      30,105,308  $     23,818,738
   Net realized gains (losses)....         4,614,621           453,975          3,348,132         3,201,649
   Change in unrealized gains
     (losses) on investments......        61,555,660        15,646,585       (32,752,219)        39,967,597
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        70,852,978        16,212,436            701,221        66,987,984
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        28,240,878        44,864,297         95,062,807       151,288,040
   Net transfers (including fixed
     account).....................       (4,702,128)         1,427,489         81,921,721        42,203,327
   Contract charges...............       (2,681,923)       (1,901,589)        (7,949,861)       (6,040,609)
   Transfers for contract benefits
     and terminations.............      (13,997,790)       (9,026,061)       (55,184,071)      (49,923,251)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         6,859,037        35,364,136        113,850,596       137,527,507
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets..............        77,712,015        51,576,572        114,551,817       204,515,491
NET ASSETS:
   Beginning of year..............       220,043,655       168,467,083        804,777,040       600,261,549
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $    297,755,670  $    220,043,655  $     919,328,857  $    804,777,040
                                    ================  ================  =================  ================

                                                                           MIST PYRAMIS
                                      MIST PYRAMIS GOVERNMENT INCOME       MANAGED RISK     MIST SCHRODERS GLOBAL MULTI-ASSET
                                                SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                    -----------------------------------  ----------------  ----------------------------------
                                          2013              2012             2013 (d)            2013            2012 (b)
                                    ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,187,173  $    (10,117,810)  $        251,733  $    (4,795,245)  $        500,116
   Net realized gains (losses)....         2,758,477          1,490,373         1,330,956         2,079,740         3,101,742
   Change in unrealized gains
     (losses) on investments......      (56,847,411)         18,800,148         1,889,489        31,029,531         3,115,131
                                    ----------------  -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (52,901,761)         10,172,711         3,472,178        28,314,026         6,716,989
                                    ----------------  -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        63,436,489        302,268,640        11,152,445        68,362,808       102,099,034
   Net transfers (including fixed
     account).....................     (213,162,045)        203,505,051        64,918,197       161,034,274        84,640,438
   Contract charges...............      (12,240,571)        (8,518,130)         (309,972)       (4,470,986)         (248,694)
   Transfers for contract benefits
     and terminations.............      (38,279,793)       (29,014,385)         (815,619)       (9,919,594)       (1,322,606)
                                    ----------------  -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (200,245,920)        468,241,176        74,945,051       215,006,502       185,168,172
                                    ----------------  -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............     (253,147,681)        478,413,887        78,417,229       243,320,528       191,885,161
NET ASSETS:
   Beginning of year..............       968,887,238        490,473,351                --       191,885,161                --
                                    ----------------  -----------------  ----------------  ----------------  ----------------
   End of year....................  $    715,739,557  $     968,887,238  $     78,417,229  $    435,205,689  $    191,885,161
                                    ================  =================  ================  ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012



                                      MIST SSGA GROWTH AND INCOME ETF           MIST SSGA GROWTH ETF
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                          2013              2012               2013               2012
                                    ----------------  ----------------   -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     15,406,854  $     13,091,362   $       2,717,724  $      1,829,679
   Net realized gains (losses)....        56,799,502        42,136,114          25,386,819        23,356,452
   Change in unrealized gains
     (losses) on investments......        92,923,301        98,280,740          44,458,197        28,469,195
                                    ----------------  ----------------   -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       165,129,657       153,508,216          72,562,740        53,655,326
                                    ----------------  ----------------   -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        11,860,244        46,035,006           5,978,512        21,002,248
   Net transfers (including fixed
     account).....................      (37,705,533)         (195,586)           6,512,325      (12,945,274)
   Contract charges...............      (18,210,457)      (18,086,953)         (4,933,205)       (4,790,029)
   Transfers for contract benefits
     and terminations.............      (64,397,713)      (50,499,266)        (18,680,473)      (17,887,141)
                                    ----------------  ----------------   -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (108,453,459)      (22,746,799)        (11,122,841)      (14,620,196)
                                    ----------------  ----------------   -----------------  ----------------
     Net increase (decrease)
       in net assets..............        56,676,198       130,761,417          61,439,899        39,035,130
NET ASSETS:
   Beginning of year..............     1,521,502,479     1,390,741,062         448,167,959       409,132,829
                                    ----------------  ----------------   -----------------  ----------------
   End of year....................  $  1,578,178,677  $  1,521,502,479   $     509,607,858  $    448,167,959
                                    ================  ================   =================  ================

                                                                                        MIST
                                    MIST T. ROWE PRICE LARGE CAP VALUE      T. ROWE PRICE MID CAP GROWTH
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                          2013              2012                2013              2012
                                    ----------------  ----------------   -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        274,524  $      (196,934)   $     (7,216,909)  $    (7,430,645)
   Net realized gains (losses)....        12,380,070       (4,291,658)          44,126,921        66,125,790
   Change in unrealized gains
     (losses) on investments......       154,938,541        84,038,159         116,792,789       (7,225,269)
                                    ----------------  ----------------   -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       167,593,135        79,549,567         153,702,801        51,469,876
                                    ----------------  ----------------   -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         7,988,896        11,676,417           4,862,681        13,185,984
   Net transfers (including fixed
     account).....................         4,058,593      (16,072,648)        (21,028,467)       (5,883,360)
   Contract charges...............       (3,122,742)       (2,725,048)         (4,805,296)       (4,454,613)
   Transfers for contract benefits
     and terminations.............      (55,363,943)      (42,677,000)        (31,385,247)      (25,927,937)
                                    ----------------  ----------------   -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (46,439,196)      (49,798,279)        (52,356,329)      (23,079,926)
                                    ----------------  ----------------   -----------------  ----------------
     Net increase (decrease)
       in net assets..............       121,153,939        29,751,288         101,346,472        28,389,950
NET ASSETS:
   Beginning of year..............       536,790,380       507,039,092         467,536,275       439,146,325
                                    ----------------  ----------------   -----------------  ----------------
   End of year....................  $    657,944,319  $    536,790,380   $     568,882,747  $    467,536,275
                                    ================  ================   =================  ================

                                                   MIST                                  MSF
                                       THIRD AVENUE SMALL CAP VALUE      BAILLIE GIFFORD INTERNATIONAL STOCK
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ------------------------------------
                                          2013              2012                2013              2012
                                    ----------------  -----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,972,508)  $     (4,874,313)   $    (3,165,848)  $       (13,133)
   Net realized gains (losses)....        14,422,998          4,677,378          1,385,436         (385,254)
   Change in unrealized gains
     (losses) on investments......        71,078,415         44,432,620         31,198,214           847,778
                                    ----------------  -----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        83,528,905         44,235,685         29,417,802           449,391
                                    ----------------  -----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,497,715          6,340,050          1,422,162             3,449
   Net transfers (including fixed
     account).....................      (16,141,981)       (30,637,666)        282,688,482            78,870
   Contract charges...............       (2,257,569)        (2,277,977)        (2,205,156)             (851)
   Transfers for contract benefits
     and terminations.............      (24,465,425)       (20,652,202)       (10,455,850)         (748,795)
                                    ----------------  -----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (40,367,260)       (47,227,795)        271,449,638         (667,327)
                                    ----------------  -----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............        43,161,645        (2,992,110)        300,867,440         (217,936)
NET ASSETS:
   Beginning of year..............       287,540,317        290,532,427          2,585,607         2,803,543
                                    ----------------  -----------------   ----------------  ----------------
   End of year....................  $    330,701,962  $     287,540,317   $    303,453,047  $      2,585,607
                                    ================  =================   ================  ================


                                     MSF BARCLAYS AGGREGATE BOND INDEX
                                                SUB-ACCOUNT
                                    -----------------------------------
                                           2013              2012
                                    -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       2,684,004  $      2,743,171
   Net realized gains (losses)....          (145,067)           313,783
   Change in unrealized gains
     (losses) on investments......        (8,883,122)         (228,315)
                                    -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        (6,344,185)         2,828,639
                                    -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         11,149,289         8,092,766
   Net transfers (including fixed
     account).....................         15,951,296        18,316,110
   Contract charges...............        (1,698,851)       (1,557,565)
   Transfers for contract benefits
     and terminations.............        (8,039,466)       (6,300,163)
                                    -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         17,362,268        18,551,148
                                    -----------------  ----------------
     Net increase (decrease)
       in net assets..............         11,018,083        21,379,787
NET ASSETS:
   Beginning of year..............        151,553,766       130,173,979
                                    -----------------  ----------------
   End of year....................  $     162,571,849  $    151,553,766
                                    =================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                                        MSF
                                         MSF BLACKROCK BOND INCOME        BLACKROCK CAPITAL APPRECIATION
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,256,228  $        421,147  $      (112,438)  $      (164,210)
   Net realized gains (losses)....         1,515,855           610,488           691,188           625,272
   Change in unrealized gains
     (losses) on investments......       (4,322,733)         1,764,307         3,229,055         1,002,738
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (1,550,650)         2,795,942         3,807,805         1,463,800
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,100,261         7,467,492         1,032,741         1,584,174
   Net transfers (including fixed
     account).....................         1,673,798         3,261,765          (69,939)       (1,606,379)
   Contract charges...............         (567,749)         (523,968)         (108,766)          (99,934)
   Transfers for contract benefits
     and terminations.............       (5,292,686)       (4,651,283)       (1,221,109)         (858,701)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           913,624         5,554,006         (367,073)         (980,840)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (637,026)         8,349,948         3,440,732           482,960
NET ASSETS:
   Beginning of year..............        57,888,933        49,538,985        11,831,610        11,348,650
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     57,251,907  $     57,888,933  $     15,272,342  $     11,831,610
                                    ================  ================  ================  ================


                                       MSF BLACKROCK LARGE CAP VALUE        MSF BLACKROCK MONEY MARKET
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          1,769  $          7,990  $    (8,012,597)  $    (9,036,407)
   Net realized gains (losses)....           196,427           387,537                --                --
   Change in unrealized gains
     (losses) on investments......           706,190          (36,111)                --                --
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           904,386           359,416       (8,012,597)       (9,036,407)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           170,505           199,805        35,808,232        73,504,419
   Net transfers (including fixed
     account).....................           180,009         (190,041)       (7,315,471)       (7,665,689)
   Contract charges...............             (147)             (160)       (5,349,795)       (5,431,164)
   Transfers for contract benefits
     and terminations.............         (439,359)         (282,152)     (122,897,380)     (115,886,270)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (88,992)         (272,548)      (99,754,414)      (55,478,704)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           815,394            86,868     (107,767,011)      (64,515,111)
NET ASSETS:
   Beginning of year..............         2,977,532         2,890,664       569,109,901       633,625,012
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      3,792,926  $      2,977,532  $    461,342,890  $    569,109,901
                                    ================  ================  ================  ================

                                                                          MSF FRONTIER
                                          MSF DAVIS VENTURE VALUE        MID CAP GROWTH           MSF JENNISON GROWTH
                                                SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                    ----------------------------------  ----------------  ----------------------------------
                                          2013              2012            2013 (d)            2013              2012
                                    ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,024,413)  $    (5,420,518)  $      (897,791)  $    (7,335,002)  $    (6,766,082)
   Net realized gains (losses)....        40,523,317        16,667,444         1,222,819        20,299,862        52,244,975
   Change in unrealized gains
     (losses) on investments......       130,538,788        50,920,457        14,503,587       145,943,839      (18,349,887)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       169,037,692        62,167,383        14,828,615       158,908,699        27,129,006
                                    ----------------  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,918,436        14,661,575           339,204         3,447,603        10,762,342
   Net transfers (including fixed
     account).....................      (37,323,562)      (59,639,705)        73,026,037       (2,923,592)       213,225,860
   Contract charges...............       (4,862,149)       (5,059,157)         (461,156)       (3,962,178)       (3,408,013)
   Transfers for contract benefits
     and terminations.............      (46,536,304)      (38,956,468)       (4,081,537)      (38,611,159)      (27,116,459)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (82,803,579)      (88,993,755)        68,822,548      (42,049,326)       193,463,730
                                    ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        86,234,113      (26,826,372)        83,651,163       116,859,373       220,592,736
NET ASSETS:
   Beginning of year..............       572,327,325       599,153,697                --       468,764,846       248,172,110
                                    ----------------  ----------------  ----------------  ----------------  ----------------
   End of year....................  $    658,561,438  $    572,327,325  $     83,651,163  $    585,624,219  $    468,764,846
                                    ================  ================  ================  ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                                         MSF
                                     MSF LOOMIS SAYLES SMALL CAP CORE      LOOMIS SAYLES SMALL CAP GROWTH
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2013              2012               2013            2012 (b)
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (200,052)  $       (204,728)  $        (1,411)  $          (109)
   Net realized gains (losses)....         1,982,997            586,780            10,812                 1
   Change in unrealized gains
     (losses) on investments......         2,464,698            882,105            37,804             1,023
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         4,247,643          1,264,157            47,205               915
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           344,417          1,667,845            71,019            37,207
   Net transfers (including fixed
     account).....................       (1,074,960)          (236,709)            72,654             2,807
   Contract charges...............         (173,285)          (146,127)             (292)                --
   Transfers for contract benefits
     and terminations.............       (1,065,267)          (534,188)           (4,711)               (2)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (1,969,095)            750,821           138,670            40,012
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............         2,278,548          2,014,978           185,875            40,927
NET ASSETS:
   Beginning of year..............        12,332,225         10,317,247            40,927                --
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $     14,610,773  $      12,332,225  $        226,802  $         40,927
                                    ================  =================  ================  ================

                                                                                MSF MET/DIMENSIONAL
                                      MSF MET/ARTISAN MID CAP VALUE         INTERNATIONAL SMALL COMPANY
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2013              2012               2013              2012
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,081,656)  $    (1,777,619)  $          75,530  $        301,440
   Net realized gains (losses)....         2,704,503       (3,905,883)          2,053,871         3,990,436
   Change in unrealized gains
     (losses) on investments......        71,939,639        26,191,820         11,472,763         3,392,556
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        72,562,486        20,508,318         13,602,164         7,684,432
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,406,731         4,670,705            946,915         2,031,164
   Net transfers (including fixed
     account).....................        15,760,862       (4,614,193)          2,187,268       (1,495,504)
   Contract charges...............       (1,572,787)       (1,472,349)          (559,879)         (519,052)
   Transfers for contract benefits
     and terminations.............      (20,643,858)      (17,348,925)        (2,632,342)       (2,307,911)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (4,049,052)      (18,764,762)           (58,038)       (2,291,303)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............        68,513,434         1,743,556         13,544,126         5,393,129
NET ASSETS:
   Beginning of year..............       217,257,576       215,514,020         52,618,293        47,225,164
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $    285,771,010  $    217,257,576  $      66,162,419  $     52,618,293
                                    ================  ================  =================  ================

                                                                                      MSF METLIFE
                                    MSF METLIFE CONSERVATIVE ALLOCATION   CONSERVATIVE TO MODERATE ALLOCATION
                                                SUB-ACCOUNT                           SUB-ACCOUNT
                                    ------------------------------------  -----------------------------------
                                          2013               2012               2013              2012
                                    -----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         123,598  $        152,780   $         60,178  $         85,571
   Net realized gains (losses)....            324,295           493,943            205,663           122,762
   Change in unrealized gains
     (losses) on investments......          (227,599)            57,363            395,866           444,706
                                    -----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........            220,294           704,086            661,707           653,039
                                    -----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                 --            26,093                 --             7,045
   Net transfers (including fixed
     account).....................          (726,171)         (539,314)            151,035           495,113
   Contract charges...............           (83,224)          (83,156)           (63,032)          (61,615)
   Transfers for contract benefits
     and terminations.............        (1,568,517)         (848,031)          (594,121)         (660,740)
                                    -----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....        (2,377,912)       (1,444,408)          (506,118)         (220,197)
                                    -----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
        in net assets.............        (2,157,618)         (740,322)            155,589           432,842
NET ASSETS:
   Beginning of year..............          9,655,026        10,395,348          7,576,787         7,143,945
                                    -----------------  ----------------   ----------------  ----------------
   End of year....................  $       7,497,408  $      9,655,026   $      7,732,376  $      7,576,787
                                    =================  ================   ================  ================


                                      MSF METLIFE MID CAP STOCK INDEX
                                                SUB-ACCOUNT
                                    -----------------------------------
                                          2013               2012
                                    -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (566,013)  $      (572,617)
   Net realized gains (losses)....          6,964,753         4,370,936
   Change in unrealized gains
     (losses) on investments......         23,599,476         8,138,980
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         29,998,216        11,937,299
                                    -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          3,805,517         5,096,199
   Net transfers (including fixed
     account).....................          9,018,341       (1,239,620)
   Contract charges...............          (966,588)         (736,669)
   Transfers for contract benefits
     and terminations.............        (4,961,109)       (3,873,437)
                                    -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....          6,896,161         (753,527)
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets.............         36,894,377        11,183,772
NET ASSETS:
   Beginning of year..............         88,989,701        77,805,929
                                    -----------------  ----------------
   End of year....................  $     125,884,078  $     88,989,701
                                    =================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                                    MSF METLIFE
                                      MSF METLIFE MODERATE ALLOCATION    MODERATE TO AGGRESSIVE ALLOCATION
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        111,426  $        277,463  $      (147,761)  $         87,401
   Net realized gains (losses)....         1,018,931           338,723           927,158          (18,329)
   Change in unrealized gains
     (losses) on investments......         5,244,250         3,990,206        10,180,246         6,305,708
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         6,374,607         4,606,392        10,959,643         6,374,780
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           333,489           235,760           209,284           490,083
   Net transfers (including fixed
     account).....................           189,896       (2,028,081)       (1,014,032)         (857,665)
   Contract charges...............         (368,244)         (397,645)         (511,319)         (518,714)
   Transfers for contract benefits
     and terminations.............       (3,563,775)       (5,009,708)       (4,103,646)       (2,489,601)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (3,408,634)       (7,199,674)       (5,419,713)       (3,375,897)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         2,965,973       (2,593,282)         5,539,930         2,998,883
NET ASSETS:
   Beginning of year..............        41,689,448        44,282,730        51,720,857        48,721,974
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     44,655,421  $     41,689,448  $     57,260,787  $     51,720,857
                                    ================  ================  ================  ================


                                          MSF METLIFE STOCK INDEX              MSF MFS TOTAL RETURN
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        126,616  $      (576,725)  $        297,490  $        424,862
   Net realized gains (losses)....        23,490,755        16,988,226           439,651         (156,072)
   Change in unrealized gains
     (losses) on investments......       106,939,595        36,899,374         5,520,960         3,058,830
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       130,556,966        53,310,875         6,258,101         3,327,620
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         9,905,483        13,972,783         2,347,250         2,818,361
   Net transfers (including fixed
     account).....................        10,729,964        52,688,716         5,946,371         (315,421)
   Contract charges...............       (3,364,435)       (2,778,637)         (195,752)         (109,645)
   Transfers for contract benefits
     and terminations.............      (33,312,519)      (26,428,489)       (3,656,176)       (6,767,115)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (16,041,507)        37,454,373         4,441,693       (4,373,820)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       114,515,459        90,765,248        10,699,794       (1,046,200)
NET ASSETS:
   Beginning of year..............       446,759,028       355,993,780        35,344,618        36,390,818
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    561,274,487  $    446,759,028  $     46,044,412  $     35,344,618
                                    ================  ================  ================  ================


                                               MSF MFS VALUE                   MSF MSCI EAFE INDEX
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2013             2012              2013              2012
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,920,146)  $       114,295  $      1,388,628  $      1,054,723
   Net realized gains (losses)....         5,190,690        1,137,911         1,008,944         (680,643)
   Change in unrealized gains
     (losses) on investments......        43,048,658        5,105,739        15,456,919        11,210,227
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        46,319,202        6,357,945        17,854,491        11,584,307
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,226,292        4,333,740         3,337,616         5,049,892
   Net transfers (including fixed
     account).....................       176,696,995      (2,214,337)        14,653,612         (493,052)
   Contract charges...............       (1,727,489)        (405,280)         (946,782)         (714,896)
   Transfers for contract benefits
     and terminations.............      (12,316,297)      (3,551,720)       (4,106,316)       (3,180,913)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       165,879,501      (1,837,597)        12,938,130           661,031
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       212,198,703        4,520,348        30,792,621        12,245,338
NET ASSETS:
   Beginning of year..............        48,275,261       43,754,913        81,404,548        69,159,210
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $    260,473,964  $    48,275,261  $    112,197,169  $     81,404,548
                                    ================  ===============  ================  ================


                                      MSF NEUBERGER BERMAN GENESIS
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2013              2012
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,702,008)  $      (124,305)
   Net realized gains (losses)....         2,307,614         (160,855)
   Change in unrealized gains
     (losses) on investments......        36,584,374         1,235,418
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        37,189,980           950,258
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,534,745         1,660,390
   Net transfers (including fixed
     account).....................       130,824,603       (1,236,464)
   Contract charges...............         (883,958)          (14,681)
   Transfers for contract benefits
     and terminations.............       (8,216,818)         (827,588)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       123,258,572         (418,343)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       160,448,552           531,915
NET ASSETS:
   Beginning of year..............        11,798,908        11,266,993
                                    ----------------  ----------------
   End of year....................  $    172,247,460  $     11,798,908
                                    ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                                       MSF
                                          MSF RUSSELL 2000 INDEX         T. ROWE PRICE LARGE CAP GROWTH
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (279,727)  $      (489,405)  $    (1,361,307)  $       (26,562)
   Net realized gains (losses)....         2,980,519         3,012,181         1,274,164           134,449
   Change in unrealized gains
     (losses) on investments......        32,072,788         8,632,997        29,734,972           129,142
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        34,773,580        11,155,773        29,647,829           237,029
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,036,517         4,246,140         1,216,598             3,080
   Net transfers (including fixed
     account).....................        17,108,088        16,541,440       125,845,085           255,979
   Contract charges...............         (979,907)         (752,572)         (670,738)             (569)
   Transfers for contract benefits
     and terminations.............       (4,618,795)       (3,521,274)       (5,610,315)         (459,528)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        14,545,903        16,513,734       120,780,630         (201,038)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        49,319,483        27,669,507       150,428,459            35,991
NET ASSETS:
   Beginning of year..............        91,750,975        64,081,468         1,501,612         1,465,621
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    141,070,458  $     91,750,975  $    151,930,071  $      1,501,612
                                    ================  ================  ================  ================

                                                   MSF                                 MSF
                                     T. ROWE PRICE SMALL CAP GROWTH     VAN ECK GLOBAL NATURAL RESOURCES
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (118,410)  $      (120,658)  $      (992,724)  $    (1,735,261)
   Net realized gains (losses)....         1,190,765         1,108,096       (2,668,683)         5,438,424
   Change in unrealized gains
     (losses) on investments......         2,047,671            44,932        13,797,608       (1,471,349)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         3,120,026         1,032,370        10,136,201         2,231,814
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           217,643           162,113           944,635         3,689,394
   Net transfers (including fixed
     account).....................            76,680         (200,702)      (11,189,728)         4,851,544
   Contract charges...............          (65,804)          (62,062)       (1,460,573)       (1,484,490)
   Transfers for contract benefits
     and terminations.............         (634,727)         (622,866)       (3,878,019)       (3,724,214)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (406,208)         (723,517)      (15,583,685)         3,332,234
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         2,713,818           308,853       (5,447,484)         5,564,048
NET ASSETS:
   Beginning of year..............         7,808,995         7,500,142       111,896,983       106,332,935
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     10,522,813  $      7,808,995  $    106,449,499  $    111,896,983
                                    ================  ================  ================  ================

                                                MSF WESTERN
                                     ASSET MANAGEMENT U.S. GOVERNMENT        NEUBERGER BERMAN GENESIS
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,546,993  $      1,122,805  $           (53)  $           (52)
   Net realized gains (losses)....            12,769           531,096               749               348
   Change in unrealized gains
     (losses) on investments......       (8,825,000)         2,934,349             2,197               363
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (7,265,238)         4,588,250             2,893               659
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        17,581,036        39,776,656                --                --
   Net transfers (including fixed
     account).....................       (7,036,962)         8,514,246                --                --
   Contract charges...............       (3,057,823)       (2,890,949)                --                --
   Transfers for contract benefits
     and terminations.............      (21,660,910)      (22,207,896)               (3)               (1)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (14,174,659)        23,192,057               (3)               (1)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (21,439,897)        27,780,307             2,890               658
NET ASSETS:
   Beginning of year..............       313,310,285       285,529,978             8,101             7,443
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    291,870,388  $    313,310,285  $         10,991  $          8,101
                                    ================  ================  ================  ================


                                        OPPENHEIMER VA CORE BOND
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2013              2012
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $            335  $            311
   Net realized gains (losses)....             (126)             (598)
   Change in unrealized gains
     (losses) on investments......             (342)             1,084
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............             (133)               797
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --
   Net transfers (including fixed
     account).....................                --                --
   Contract charges...............                --                --
   Transfers for contract benefits
     and terminations.............             (279)           (1,889)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......             (279)           (1,889)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............             (412)           (1,092)
NET ASSETS:
   Beginning of year..............             9,058            10,150
                                    ----------------  ----------------
   End of year....................  $          8,646  $          9,058
                                    ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                             OPPENHEIMER VA
                                         GLOBAL STRATEGIC INCOME            OPPENHEIMER VA MAIN STREET
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2013              2012              2013               2012
                                    ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $            164  $            199  $          (280)  $           (512)
   Net realized gains (losses)....                 8                54             1,403              4,748
   Change in unrealized gains
     (losses) on investments......             (240)               229            23,373             10,567
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............              (68)               482            24,496             14,803
                                    ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --                --                 --
   Net transfers (including fixed
     account).....................                --                 5                --                 --
   Contract charges...............                --                --                --                 --
   Transfers for contract benefits
     and terminations.............               (2)                --           (4,120)           (38,440)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......               (2)                 5           (4,120)           (38,440)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets..............              (70)               487            20,376           (23,637)
NET ASSETS:
   Beginning of year..............             4,562             4,075            83,663            107,300
                                    ----------------  ----------------  ----------------  -----------------
   End of year....................  $          4,492  $          4,562  $        104,039  $          83,663
                                    ================  ================  ================  =================

                                             OPPENHEIMER VA
                                          MAIN STREET SMALL CAP                OPPENHEIMER VA MONEY
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (725,297)  $      (928,472)  $          (102)  $        (1,590)
   Net realized gains (losses)....         6,330,488         1,063,609                --                --
   Change in unrealized gains
     (losses) on investments......        30,298,071        13,086,051                --                --
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        35,903,262        13,221,188             (102)           (1,590)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         7,423,119         7,613,898                --                --
   Net transfers (including fixed
     account).....................       (9,338,929)       (1,388,199)                --                --
   Contract charges...............       (1,036,361)         (862,843)                --                --
   Transfers for contract benefits
     and terminations.............       (5,997,839)       (3,986,210)         (108,863)             (154)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (8,950,010)         1,376,646         (108,863)             (154)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        26,953,252        14,597,834         (108,965)           (1,744)
NET ASSETS:
   Beginning of year..............        96,092,155        81,494,321           112,965           114,709
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    123,045,407  $     96,092,155  $          4,000  $        112,965
                                    ================  ================  ================  ================


                                       PIONEER VCT DISCIPLINED VALUE       PIONEER VCT EMERGING MARKETS
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2013              2012               2013              2012
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          1,598  $       (11,306)  $         (4,954)  $       (11,558)
   Net realized gains (losses)....           284,647            39,918              (140)            25,278
   Change in unrealized gains
     (losses) on investments......           226,657           154,904           (21,981)            54,203
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           512,902           183,516           (27,075)            67,923
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             2,355             3,689              1,280             3,564
   Net transfers (including fixed
     account).....................         (515,063)           (8,654)             14,296            97,437
   Contract charges...............          (26,379)          (24,154)            (8,404)           (8,283)
   Transfers for contract benefits
     and terminations.............         (107,501)          (53,735)           (49,534)          (75,321)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (646,588)          (82,854)           (42,362)            17,397
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets..............         (133,686)           100,662           (69,437)            85,320
NET ASSETS:
   Beginning of year..............         2,136,823         2,036,161            791,020           705,700
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $      2,003,137  $      2,136,823  $         721,583  $        791,020
                                    ================  ================  =================  ================


                                         PIONEER VCT EQUITY INCOME
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2013              2012
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          3,468  $         11,313
   Net realized gains (losses)....            17,885             4,300
   Change in unrealized gains
     (losses) on investments......           119,241            22,355
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           140,594            37,968
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             2,835             3,646
   Net transfers (including fixed
     account).....................          (47,268)           142,735
   Contract charges...............           (6,096)           (5,521)
   Transfers for contract benefits
     and terminations.............           (1,161)           (1,130)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (51,690)           139,730
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............            88,904           177,698
NET ASSETS:
   Beginning of year..............           548,970           371,272
                                    ----------------  ----------------
   End of year....................  $        637,874  $        548,970
                                    ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                 PIONEER VCT                           PIONEER VCT
                                         IBBOTSON GROWTH ALLOCATION           IBBOTSON MODERATE ALLOCATION
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  ----------------------------------
                                           2013               2012               2013              2012
                                     -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          22,729  $          19,019  $        228,243  $        255,252
   Net realized gains (losses).....            774,226            369,421           856,488           292,055
   Change in unrealized gains
     (losses) on investments.......          2,367,042          1,375,293         2,920,605         2,023,933
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          3,163,997          1,763,733         4,005,336         2,571,240
                                     -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             85,890            641,966           148,361           195,281
   Net transfers (including fixed
     account)......................            268,913          (586,915)         (864,929)           603,458
   Contract charges................          (180,697)          (176,884)         (364,481)         (347,432)
   Transfers for contract benefits
     and terminations..............        (1,602,862)          (271,037)       (1,164,852)         (549,849)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (1,428,756)          (392,870)       (2,245,901)          (98,542)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............          1,735,241          1,370,863         1,759,435         2,472,698
NET ASSETS:
   Beginning of year...............         19,107,227         17,736,364        28,441,628        25,968,930
                                     -----------------  -----------------  ----------------  ----------------
   End of year.....................  $      20,842,468  $      19,107,227  $     30,201,063  $     28,441,628
                                     =================  =================  ================  ================


                                           PIONEER VCT MID CAP VALUE         PIONEER VCT REAL ESTATE SHARES
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                     ------------------------------------  ------------------------------------
                                            2013               2012               2013               2012
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (422,216)  $       (308,091)  $           1,359  $           1,265
   Net realized gains (losses).....            856,609           (22,002)             18,057             26,262
   Change in unrealized gains
     (losses) on investments.......         16,961,029          4,990,668           (19,131)              8,731
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         17,395,422          4,660,575                285             36,258
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          5,065,892          7,895,929                895              1,012
   Net transfers (including fixed
     account)......................        (2,540,776)            302,978             17,963              3,518
   Contract charges................          (481,800)          (363,551)            (2,841)            (2,765)
   Transfers for contract benefits
     and terminations..............        (3,983,623)        (5,196,081)            (1,163)           (52,356)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (1,940,307)          2,639,275             14,854           (50,591)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............         15,455,115          7,299,850             15,139           (14,333)
NET ASSETS:
   Beginning of year...............         56,444,927         49,145,077            237,514            251,847
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $      71,900,042  $      56,444,927  $         252,653  $         237,514
                                     =================  =================  =================  =================


                                         T. ROWE PRICE GROWTH STOCK         T. ROWE PRICE INTERNATIONAL STOCK
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  ----------------------------------
                                           2013               2012               2013              2012
                                     -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        (60,820)  $        (47,423)  $            503  $          2,166
   Net realized gains (losses).....            357,589            237,825            10,324           (5,645)
   Change in unrealized gains
     (losses) on investments.......          2,047,793            849,311            71,247           113,047
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          2,344,562          1,039,713            82,074           109,568
                                     -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            219,130            218,037            21,103            27,542
   Net transfers (including fixed
     account)......................          (113,852)          (456,841)           (7,638)         (158,822)
   Contract charges................            (1,536)            (1,517)             (151)             (158)
   Transfers for contract benefits
     and terminations..............          (513,697)          (410,744)          (79,868)          (43,778)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (409,955)          (651,065)          (66,554)         (175,216)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............          1,934,607            388,648            15,520          (65,648)
NET ASSETS:
   Beginning of year...............          6,404,585          6,015,937           639,881           705,529
                                     -----------------  -----------------  ----------------  ----------------
   End of year.....................  $       8,339,192  $       6,404,585  $        655,401  $        639,881
                                     =================  =================  ================  ================


                                         T. ROWE PRICE PRIME RESERVE
                                                 SUB-ACCOUNT
                                     ----------------------------------
                                           2013              2012
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        (6,339)  $        (7,879)
   Net realized gains (losses).....                --                --
   Change in unrealized gains
     (losses) on investments.......                --                --
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           (6,339)           (7,879)
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........               208               301
   Net transfers (including fixed
     account)......................          (93,657)         (199,272)
   Contract charges................             (155)             (187)
   Transfers for contract benefits
     and terminations..............          (64,754)          (43,573)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         (158,358)         (242,731)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............         (164,697)         (250,610)
NET ASSETS:
   Beginning of year...............           723,146           973,756
                                     ----------------  ----------------
   End of year.....................  $        558,449  $        723,146
                                     ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                                                        UIF U.S. REAL ESTATE
                                                                                                             SUB-ACCOUNT
                                                                                                ------------------------------------
                                                                                                       2013               2012
                                                                                                -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...............................................................  $       (322,967)  $       (505,482)
   Net realized gains (losses)................................................................           (34,211)          (531,267)
   Change in unrealized gains
     (losses) on investments..................................................................            392,749         11,927,777
                                                                                                -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.......................................................................             35,571         10,891,028
                                                                                                -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.....................................................................         11,431,975         13,220,555
   Net transfers (including fixed
     account).................................................................................          5,853,586            684,788
   Contract charges...........................................................................          (713,884)          (537,546)
   Transfers for contract benefits
     and terminations.........................................................................        (6,390,221)       (10,065,780)
                                                                                                -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.................................................................         10,181,456          3,302,017
                                                                                                -----------------  -----------------
     Net increase (decrease)
        in net assets.........................................................................         10,217,027         14,193,045
NET ASSETS:
   Beginning of year..........................................................................         90,757,950         76,564,905
                                                                                                -----------------  -----------------
   End of year................................................................................  $     100,974,977  $      90,757,950
                                                                                                =================  =================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

            METLIFE INVESTORS USA SEPARATE ACCOUNT A
           OF METLIFE INVESTORS USA INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


MetLife Investors USA Separate Account A (the "Separate Account"), a separate account of MetLife Investors USA Insurance Company (the "Company"), was established by the Company's Board of Directors on May 29, 1980 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

In the second quarter of 2013, MetLife, Inc. announced its plans to merge into MetLife Insurance Company of Connecticut ("MICC"), as the surviving entity, two United States ("U.S.")-based life insurance companies and an offshore reinsurance subsidiary to create one larger U.S.-based and U.S.-regulated life insurance company, which is expected to be renamed and domiciled in Delaware (the "Mergers"). The companies to be merged into MICC consist of the Company and MetLife Investors Insurance Company, each a U.S. insurance company that issues variable annuity products in addition to other products, and Exeter Reassurance Company, Ltd. ("Exeter"), a reinsurance company that mainly reinsures guarantees associated with variable annuity products. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. The Mergers are expected to occur in the fourth quarter of 2014, subject to regulatory approvals.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Met Investors Series Trust ("MIST")*
   Insurance Funds) ("Invesco V.I.")                       Metropolitan Series Fund ("MSF")*
American Funds Insurance Series ("American Funds")         MFS Variable Insurance Trust ("MFS VIT")
DWS Variable Series I ("DWS I")                            Neuberger Berman Equity Funds ("Neuberger Berman")
Federated Insurance Series ("Federated")                   Oppenheimer Variable Account Funds
Fidelity Variable Insurance Products ("Fidelity VIP")        ("Oppenheimer VA")
Franklin Templeton Variable Insurance Products Trust       Pioneer Variable Contracts Trust ("Pioneer VCT")
   ("FTVIPT")                                              T. Rowe Price Growth Stock Fund, Inc.
Janus Aspen Series ("Janus Aspen")                         T. Rowe Price International Funds, Inc.
Legg Mason Partners Variable Equity Trust                  T. Rowe Price Prime Reserve Fund, Inc.
   ("LMPVET")                                              The Alger Portfolios ("Alger")
Legg Mason Partners Variable Income Trust                  The Universal Institutional Funds, Inc. ("UIF")
   ("LMPVIT")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUB-ACCOUNTS


Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2013:

Alger Small Cap Growth Sub-Account                       LMPVET ClearBridge Variable Large Cap Value
American Funds Bond Sub-Account                             Sub-Account
American Funds Global Growth Sub-Account                 LMPVET ClearBridge Variable Small Cap Growth
American Funds Global Small Capitalization                  Sub-Account
   Sub-Account                                           LMPVET Investment Counsel Variable Social
American Funds Growth Sub-Account                           Awareness Sub-Account
American Funds Growth-Income Sub-Account                 LMPVET Variable Lifestyle Allocation 50%
DWS I International Sub-Account                             Sub-Account
Federated High Income Bond Sub-Account                   LMPVET Variable Lifestyle Allocation 70%
Federated Kaufman Sub-Account                               Sub-Account
Fidelity VIP Asset Manager Sub-Account                   LMPVET Variable Lifestyle Allocation 85%
Fidelity VIP Contrafund Sub-Account (a)                     Sub-Account
Fidelity VIP Equity-Income Sub-Account                   LMPVIT Western Asset Variable Global High Yield
Fidelity VIP FundsManager 50% Sub-Account                   Bond Sub-Account
Fidelity VIP FundsManager 60% Sub-Account                MFS VIT Investors Trust Sub-Account
Fidelity VIP Growth Sub-Account                          MFS VIT New Discovery Sub-Account
Fidelity VIP Index 500 Sub-Account                       MFS VIT Research Sub-Account
Fidelity VIP Mid Cap Sub-Account                         MIST AllianceBernstein Global Dynamic Allocation
Fidelity VIP Money Market Sub-Account (a)                   Sub-Account
Fidelity VIP Overseas Sub-Account                        MIST American Funds Balanced Allocation
FTVIPT Franklin Income Securities Sub-Account               Sub-Account
FTVIPT Franklin Small Cap Value Securities               MIST American Funds Growth Allocation
   Sub-Account                                              Sub-Account
FTVIPT Mutual Shares Securities Sub-Account              MIST American Funds Growth Sub-Account
FTVIPT Templeton Foreign Securities Sub-Account          MIST American Funds Moderate Allocation
FTVIPT Templeton Global Bond Securities Sub-Account         Sub-Account
Invesco V.I. American Franchise Sub-Account              MIST AQR Global Risk Balanced Sub-Account
Invesco V.I. American Value Sub-Account                  MIST BlackRock Global Tactical Strategies
Invesco V.I. Core Equity Sub-Account                        Sub-Account
Invesco V.I. Equity and Income Sub-Account (a)           MIST BlackRock High Yield Sub-Account (a)
Invesco V.I. Global Real Estate Sub-Account              MIST BlackRock Large Cap Core Sub-Account (a)
Invesco V.I. Growth and Income Sub-Account (a)           MIST Clarion Global Real Estate Sub-Account
Invesco V.I. International Growth Sub-Account (a)        MIST ClearBridge Aggressive Growth Sub-Account
Janus Aspen Global Research Sub-Account                  MIST ClearBridge Aggressive Growth II
LMPVET ClearBridge Variable Aggressive Growth               Sub-Account (a)
   Sub-Account (a)                                       MIST Goldman Sachs Mid Cap Value Sub-Account
LMPVET ClearBridge Variable All Cap Value                MIST Harris Oakmark International Sub-Account (a)
   Sub-Account                                           MIST Invesco Balanced-Risk Allocation Sub-Account
LMPVET ClearBridge Variable Appreciation                 MIST Invesco Comstock Sub-Account
   Sub-Account                                           MIST Invesco Mid Cap Value Sub-Account
LMPVET ClearBridge Variable Equity Income                MIST Invesco Small Cap Growth Sub-Account (a)
   Sub-Account (a)                                       MIST JPMorgan Core Bond Sub-Account
LMPVET ClearBridge Variable Large Cap Growth             MIST JPMorgan Global Active Allocation
   Sub-Account                                              Sub-Account

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUB-ACCOUNTS -- (CONCLUDED)


MIST JPMorgan Small Cap Value Sub-Account (a)              MSF Met/Artisan Mid Cap Value Sub-Account (a)
MIST Loomis Sayles Global Markets Sub-Account              MSF Met/Dimensional International Small Company
MIST Lord Abbett Bond Debenture Sub-Account (a)              Sub-Account
MIST Met/Eaton Vance Floating Rate Sub-Account             MSF MetLife Conservative Allocation Sub-Account
MIST Met/Franklin Low Duration Total Return                MSF MetLife Conservative to Moderate Allocation
   Sub-Account                                               Sub-Account
MIST Met/Templeton International Bond Sub-Account          MSF MetLife Mid Cap Stock Index Sub-Account (a)
MIST MetLife Aggressive Strategy Sub-Account               MSF MetLife Moderate Allocation Sub-Account
MIST MetLife Balanced Plus Sub-Account                     MSF MetLife Moderate to Aggressive Allocation
MIST MetLife Balanced Strategy Sub-Account                   Sub-Account
MIST MetLife Defensive Strategy Sub-Account                MSF MetLife Stock Index Sub-Account (a)
MIST MetLife Growth Strategy Sub-Account                   MSF MFS Total Return Sub-Account (a)
MIST MetLife Moderate Strategy Sub-Account                 MSF MFS Value Sub-Account (a)
MIST MetLife Multi-Index Targeted Risk                     MSF MSCI EAFE Index Sub-Account (a)
   Sub-Account                                             MSF Neuberger Berman Genesis Sub-Account (a)
MIST MFS Emerging Markets Equity Sub-Account               MSF Russell 2000 Index Sub-Account (a)
MIST MFS Research International Sub-Account (a)            MSF T. Rowe Price Large Cap Growth Sub-Account (a)
MIST Morgan Stanley Mid Cap Growth Sub-Account (a)         MSF T. Rowe Price Small Cap Growth Sub-Account (a)
MIST Oppenheimer Global Equity Sub-Account                 MSF Van Eck Global Natural Resources Sub-Account
MIST PIMCO Inflation Protected Bond Sub-Account            MSF Western Asset Management U.S. Government
MIST PIMCO Total Return Sub-Account (a)                      Sub-Account (a)
MIST Pioneer Fund Sub-Account (a)                          Neuberger Berman Genesis Sub-Account
MIST Pioneer Strategic Income Sub-Account (a)              Oppenheimer VA Core Bond Sub-Account
MIST Pyramis Government Income Sub-Account                 Oppenheimer VA Global Strategic Income
MIST Pyramis Managed Risk Portfolio Sub-Account (b)          Sub-Account
MIST Schroders Global Multi-Asset Sub-Account              Oppenheimer VA Main Street Sub-Account
MIST SSgA Growth and Income ETF Sub-Account                Oppenheimer VA Main Street Small Cap
MIST SSgA Growth ETF Sub-Account                             Sub-Account (a)
MIST T. Rowe Price Large Cap Value Sub-Account (a)         Oppenheimer VA Money Sub-Account
MIST T. Rowe Price Mid Cap Growth Sub-Account              Pioneer VCT Disciplined Value Sub-Account
MIST Third Avenue Small Cap Value Sub-Account (a)          Pioneer VCT Emerging Markets Sub-Account
MSF Baillie Gifford International Stock Sub-Account (a)    Pioneer VCT Equity Income Sub-Account
MSF Barclays Aggregate Bond Index Sub-Account (a)          Pioneer VCT Ibbotson Growth Allocation Sub-Account
MSF BlackRock Bond Income Sub-Account (a)                  Pioneer VCT Ibbotson Moderate Allocation
MSF BlackRock Capital Appreciation Sub-Account (a)           Sub-Account
MSF BlackRock Large Cap Value Sub-Account                  Pioneer VCT Mid Cap Value Sub-Account
MSF BlackRock Money Market Sub-Account (a)                 Pioneer VCT Real Estate Shares Sub-Account
MSF Davis Venture Value Sub-Account (a)                    T. Rowe Price Growth Stock Sub-Account
MSF Frontier Mid Cap Growth Sub-Account (b)                T. Rowe Price International Stock Sub-Account
MSF Jennison Growth Sub-Account (a)                        T. Rowe Price Prime Reserve Sub-Account
MSF Loomis Sayles Small Cap Core Sub-Account               UIF U.S. Real Estate Sub-Account
MSF Loomis Sayles Small Cap Growth Sub-Account

(a) This Sub-Account invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts.
(b) This Sub-Account began operations during the year ended December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3. PORTFOLIO CHANGES


The following Sub-Accounts ceased operations during the year ended December 31, 2013:

MIST American Funds International Sub-Account         MIST MLA Mid Cap Sub-Account
MIST Jennison Large Cap Equity Sub-Account            MIST RCM Technology Sub-Account
MIST Met/Franklin Mutual Shares Sub-Account           MIST Turner Mid Cap Growth Sub-Account
MIST Met/Franklin Templeton Founding Strategy         MSF FI Value Leaders Sub-Account
   Sub-Account                                        (MSF) Oppenheimer Global Equity Portfolio

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2013:

NAME CHANGES:

Former Name                                               New Name

Invesco Van Kampen V.I. American Franchise Fund           Invesco V.I. American Franchise Fund
Invesco Van Kampen V.I. American Value Fund               Invesco V.I. American Value Fund
Invesco Van Kampen V.I. Equity and Income Fund            Invesco V.I. Equity and Income Fund
Invesco Van Kampen V.I. Growth and Income Fund            Invesco V.I. Growth and Income Fund
Janus Aspen Series Worldwide Portfolio                    Janus Aspen Series Global Research Portfolio
Legg Mason ClearBridge Variable Aggressive Growth         ClearBridge Variable Aggressive Growth Portfolio
   Portfolio
Legg Mason ClearBridge Variable Appreciation              ClearBridge Variable Appreciation Portfolio
   Portfolio
Legg Mason ClearBridge Variable Equity Income             ClearBridge Variable Equity Income Portfolio
   Builder Portfolio
Legg Mason ClearBridge Variable Fundamental All           ClearBridge Variable All Cap Value Portfolio
   Cap Value Portfolio
Legg Mason ClearBridge Variable Large Cap Growth          ClearBridge Variable Large Cap Growth Portfolio
   Portfolio
Legg Mason ClearBridge Variable Large Cap Value           ClearBridge Variable Large Cap Value Portfolio
   Portfolio
Legg Mason ClearBridge Variable Small Cap Growth          ClearBridge Variable Small Cap Growth Portfolio
   Portfolio
Legg Mason Western Asset Variable Global High Yield       Western Asset Variable Global High Yield Bond
   Bond Portfolio                                           Portfolio
(MIST) American Funds Bond Portfolio                      (MIST) JPMorgan Core Bond Portfolio
(MIST) Dreman Small Cap Value Portfolio                   (MIST) JPMorgan Small Cap Value Portfolio
(MIST) Janus Forty Portfolio                              (MIST) ClearBridge Aggressive Growth Portfolio II
(MIST) Legg Mason ClearBridge Aggressive Growth           (MIST) ClearBridge Aggressive Growth Portfolio
   Portfolio
(MIST) Lord Abbett Mid Cap Value Portfolio                (MIST) Invesco Mid Cap Value Portfolio
(MIST) Met/Templeton Growth Portfolio (a)                 (MIST) Oppenheimer Global Equity Portfolio (a)
(MIST) Van Kampen Comstock Portfolio                      (MIST) Invesco Comstock Portfolio
(MSF) Barclays Capital Aggregate Bond Index               (MSF) Barclays Aggregate Bond Index Portfolio
   Portfolio
(MSF) BlackRock Legacy Large Cap Growth Portfolio         (MSF) BlackRock Capital Appreciation Portfolio
Oppenheimer Main Street Small- & Mid-Cap Fund/VA          Oppenheimer Main Street Small Cap Fund/VA
Pioneer Fundamental Value VCT Portfolio                   Pioneer Disciplined Value VCT Portfolio

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES -- (CONCLUDED)


MERGERS:

Former Portfolio                                           New Portfolio

(MIST) American Funds International Portfolio              (MSF) Baillie Gifford International Stock Portfolio
(MIST) Jennison Large Cap Equity Portfolio                 (MSF) Jennison Growth Portfolio
(MIST) Met/Franklin Mutual Shares Portfolio                (MSF) MFS Value Portfolio
(MIST) Met/Franklin Templeton Founding Strategy            (MIST) MetLife Growth Strategy Portfolio
   Portfolio
(MIST) MLA Mid Cap Portfolio                               (MSF) Neuberger Berman Genesis Portfolio
(MIST) RCM Technology Portfolio                            (MSF) T. Rowe Price Large Cap Growth Portfolio
(MIST) Turner Mid Cap Growth Portfolio                     (MSF) Frontier Mid Cap Growth Portfolio
(MSF) FI Value Leaders Portfolio                           (MSF) MFS Value Portfolio
(MSF) Oppenheimer Global Equity Portfolio (a)              (MIST) Met/Templeton Growth Portfolio (a)

a) At the close of business on April 26, 2013, the (MSF) Oppenheimer Global Equity Portfolio merged with and into the (MIST) Met/Templeton Growth Portfolio. Concurrently, Oppenheimer Funds, Inc. became the subadviser of the (MIST) Met/Templeton Growth Portfolio, the portfolio's investment objective and principal investment strategies changed, and the portfolio's name was changed to (MIST) Oppenheimer Global Equity Portfolio. Pursuant to these changes, (MSF) Oppenheimer Global Equity Portfolio was deemed to be the accounting and performance survivor of the merger for financial reporting purposes, and therefore, the results of MIST Oppenheimer Global Equity Sub-Account presented in the financial statements reflect the historical results of MSF Oppenheimer Global Equity Sub-Account prior to the merger, and the combined results thereafter.


4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts.


SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.


SECURITY VALUATION
A Sub-Account's investment in shares of a portfolio, series, or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)


SECURITY VALUATION -- (CONCLUDED)
The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.


FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.


ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 6.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.


PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


NET TRANSFERS
Funds transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.


USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company, are asset-based charges assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

      Distribution Expense -- The risk that surrender charges will be insufficient to cover the actual costs of distribution which includes commissions, fees, registration costs, direct and indirect selling expenses.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2013:

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 0.70% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.10% - 0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                               0.15% - 0.35%
     ----------------------------------------------------------------------------------------------------------------------------
      Distribution Expense                                                                                       0.10%
     ----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                    1.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                              0.25%
     ----------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

      Guaranteed Minimum Income Benefit -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Enhanced Death Benefit -- For an additional charge, the Company will guarantee a death benefit equal to the greater of the account value or the higher of two death benefit bases.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2013:

     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.25% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit                                                                       0.50% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.60% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.55% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee ranging from $30 to $40 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee ranging from $0 to $25 may be deducted after twelve transfers are made in a contract year or, for certain contracts, 2% of the amount transferred from the contract value, if less. For certain contracts, an administrative charge is also assessed which ranges from $12 to $29.50 for each Sub-Account in which the contract owner invests (waived if purchase payments equal or exceed $2,000 in the year, or if the account value is $10,000 or more at year end). For other Contracts the administrative charge is $21.50 plus $2.50 for each Sub-Account selected, subject to the same waiver terms. In addition, the Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. For certain contracts, a transaction charge of the lesser of $10 or 2% of the surrender is imposed on surrenders and a $10 charge is assessed for annuitizations. For those contract owners who choose optional living benefit riders or certain optional death benefit riders, these charges range from 0.25% to 1.80% of the benefit base and are charged at each contract anniversary date. These charges are paid to the Company and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

MetLife Advisers, LLC, which acts in the capacity of investment adviser to the portfolios of the MIST and MSF Trusts, is an affiliate of the Company.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                            FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2013                DECEMBER 31, 2013
                                                                  -------------------------------    -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                     SHARES           COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    --------------    --------------   --------------
     Alger Small Cap Growth Sub-Account.........................      1,953,805        57,250,154         8,367,037        6,625,484
     American Funds Bond Sub-Account............................     13,775,531       147,139,916        21,831,559        7,389,905
     American Funds Global Growth Sub-Account...................     10,522,269       223,509,854        12,990,684       18,551,511
     American Funds Global Small Capitalization Sub-Account.....      4,918,180        95,041,858        10,469,150       11,712,314
     American Funds Growth Sub-Account..........................     10,989,996       574,188,815        23,270,824       62,728,487
     American Funds Growth-Income Sub-Account...................      7,704,764       274,807,285        11,909,004       33,145,087
     DWS I International Sub-Account............................      2,052,186        20,756,206         1,433,339        2,082,585
     Federated High Income Bond Sub-Account.....................          3,660            25,725             1,732              468
     Federated Kaufman Sub-Account..............................          2,337            31,003             3,265            1,661
     Fidelity VIP Asset Manager Sub-Account.....................      5,120,330        78,221,722         1,832,124       10,277,909
     Fidelity VIP Contrafund Sub-Account........................     17,856,406       423,701,254        46,928,007       47,735,664
     Fidelity VIP Equity-Income Sub-Account.....................        255,672         5,773,353           567,078        1,049,969
     Fidelity VIP FundsManager 50% Sub-Account..................    169,341,698     1,893,521,701     1,448,712,994               --
     Fidelity VIP FundsManager 60% Sub-Account..................    341,365,269     3,336,110,670       184,779,786      215,424,352
     Fidelity VIP Growth Sub-Account............................      2,904,593       109,545,186         1,267,314       18,047,059
     Fidelity VIP Index 500 Sub-Account.........................        374,026        48,066,934         1,890,733        9,575,024
     Fidelity VIP Mid Cap Sub-Account...........................     12,544,437       367,482,168        75,428,895       19,321,498
     Fidelity VIP Money Market Sub-Account......................     76,155,366        76,155,366       264,136,300      261,640,341
     Fidelity VIP Overseas Sub-Account..........................        287,089         5,219,470           201,987          889,204
     FTVIPT Franklin Income Securities Sub-Account..............     18,532,766       277,580,598        34,739,012        8,570,345
     FTVIPT Franklin Small Cap Value Securities Sub-Account.....      5,319,858        83,521,426        16,513,930        5,117,658
     FTVIPT Mutual Shares Securities Sub-Account................      7,215,840       124,287,971         5,389,350       11,759,291
     FTVIPT Templeton Foreign Securities Sub-Account............      5,088,246        75,734,816         4,034,851       12,411,337
     FTVIPT Templeton Global Bond Securities Sub-Account........     13,692,658       253,733,342        53,566,361        5,257,847
     Invesco V.I. American Franchise Sub-Account................          3,234           111,443               621           35,535
     Invesco V.I. American Value Sub-Account....................      4,830,003        62,389,211         9,919,898        4,658,110
     Invesco V.I. Core Equity Sub-Account.......................          6,498           164,702             3,201           51,990
     Invesco V.I. Equity and Income Sub-Account.................     35,060,599       485,126,865        47,241,462       12,705,837
     Invesco V.I. Global Real Estate Sub-Account................      2,012,977        28,050,116         9,597,854        2,317,229
     Invesco V.I. Growth and Income Sub-Account.................     13,952,369       250,218,096        23,999,020       11,230,394
     Invesco V.I. International Growth Sub-Account..............      8,084,783       216,816,575        27,736,513        6,844,164
     Janus Aspen Global Research Sub-Account....................            173             4,105                73              426
     LMPVET ClearBridge Variable Aggressive Growth
       Sub-Account..............................................     10,526,694       173,680,862        31,834,893       14,731,303
     LMPVET ClearBridge Variable All Cap Value Sub-Account......      5,180,506       108,091,465        13,093,421       10,449,229
     LMPVET ClearBridge Variable Appreciation Sub-Account.......     12,072,871       297,272,179        46,243,652        5,053,515
     LMPVET ClearBridge Variable Equity Income Sub-Account......     13,279,712       148,789,202        29,700,748        7,561,386
     LMPVET ClearBridge Variable Large Cap Growth
       Sub-Account..............................................        226,398         3,757,586           797,143        1,061,468
     LMPVET ClearBridge Variable Large Cap Value Sub-Account....        359,950         5,522,541         1,851,418          917,410
     LMPVET ClearBridge Variable Small Cap Growth
       Sub-Account..............................................      4,673,830        76,531,477        26,245,513        5,068,007
     LMPVET Investment Counsel Variable Social Awareness
       Sub-Account..............................................          9,442           232,386            10,822           55,604
     LMPVET Variable Lifestyle Allocation 50% Sub-Account.......      3,101,366        37,754,389         9,234,898        2,451,069
     LMPVET Variable Lifestyle Allocation 70% Sub-Account.......        164,059         1,810,549           239,158          979,283
     LMPVET Variable Lifestyle Allocation 85% Sub-Account.......      5,758,589        66,979,732         3,730,962        7,599,475
     LMPVIT Western Asset Variable Global High Yield Bond
       Sub-Account..............................................     12,899,080       106,265,588        18,950,436        5,775,873
     MFS VIT Investors Trust Sub-Account........................            867            15,837               254              957
     MFS VIT New Discovery Sub-Account..........................          2,085            31,394               326           10,422
     MFS VIT Research Sub-Account...............................          2,221            36,602               952            2,823
     MIST AllianceBernstein Global Dynamic Allocation
       Sub-Account..............................................    288,647,584     2,874,906,144       339,151,646       70,031,864
     MIST American Funds Balanced Allocation Sub-Account........    300,384,157     2,654,037,106       288,642,114      273,202,760

(a)  For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2013               DECEMBER 31, 2013
                                                                  ------------------------------     ------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                     SHARES           COST ($)       PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------     -------------   --------------
     MIST American Funds Growth Allocation Sub-Account..........    156,668,590    1,261,388,927       187,273,795      118,934,248
     MIST American Funds Growth Sub-Account.....................     50,753,348      408,915,751        57,650,347       93,433,662
     MIST American Funds Moderate Allocation Sub-Account........    162,126,988    1,481,324,840       132,089,031      168,608,325
     MIST AQR Global Risk Balanced Sub-Account..................    309,084,305    3,317,257,824       431,509,043      576,853,585
     MIST BlackRock Global Tactical Strategies Sub-Account......    493,925,687    4,834,010,333       498,847,226      226,893,346
     MIST BlackRock High Yield Sub-Account......................     30,167,540      248,786,488        75,760,990       84,974,024
     MIST BlackRock Large Cap Core Sub-Account..................      1,321,838       12,022,012         2,361,192        4,326,602
     MIST Clarion Global Real Estate Sub-Account................     16,471,958      186,042,092        33,695,540       21,791,337
     MIST ClearBridge Aggressive Growth II Sub-Account..........      1,236,585       87,905,039        25,671,132       39,209,879
     MIST ClearBridge Aggressive Growth Sub-Account.............     34,402,945      285,713,931        64,106,785       39,794,082
     MIST Goldman Sachs Mid Cap Value Sub-Account...............      9,595,851      125,486,222        24,251,997       31,403,632
     MIST Harris Oakmark International Sub-Account..............     36,800,509      503,074,943        71,257,624       62,098,633
     MIST Invesco Balanced-Risk Allocation Sub-Account..........     79,693,833      828,213,545       299,761,843      123,809,111
     MIST Invesco Comstock Sub-Account..........................     30,548,350      269,995,421        33,140,328       30,436,307
     MIST Invesco Mid Cap Value Sub-Account.....................      7,049,086      100,237,071         7,632,318       26,084,710
     MIST Invesco Small Cap Growth Sub-Account..................     15,999,668      212,350,271        40,481,426       37,989,461
     MIST JPMorgan Core Bond Sub-Account........................     30,726,105      322,736,031       368,984,257      390,876,104
     MIST JPMorgan Global Active Allocation Sub-Account.........     64,494,802      685,972,211       411,902,306        1,046,679
     MIST JPMorgan Small Cap Value Sub-Account..................      1,398,723       18,072,538         1,214,511        4,652,727
     MIST Loomis Sayles Global Markets Sub-Account..............     12,202,424      138,603,312        12,633,756       33,927,527
     MIST Lord Abbett Bond Debenture Sub-Account................     19,329,797      235,054,182        46,184,123       55,703,031
     MIST Met/Eaton Vance Floating Rate Sub-Account.............      7,863,380       81,726,682        38,100,553        9,085,203
     MIST Met/Franklin Low Duration Total Return Sub-Account....     13,988,758      139,401,727       103,155,123        6,840,638
     MIST Met/Templeton International Bond Sub-Account..........      4,491,942       52,667,789         6,151,132        9,956,495
     MIST MetLife Aggressive Strategy Sub-Account...............     49,251,609      505,233,905        31,238,424       66,673,079
     MIST MetLife Balanced Plus Sub-Account.....................    545,623,587    5,483,698,749     1,326,655,191       29,363,967
     MIST MetLife Balanced Strategy Sub-Account.................    595,887,355    6,184,791,946       179,740,906      582,662,431
     MIST MetLife Defensive Strategy Sub-Account................    166,200,441    1,713,481,836       126,802,565      556,770,928
     MIST MetLife Growth Strategy Sub-Account...................    481,641,251    5,446,815,057       810,166,419      458,140,055
     MIST MetLife Moderate Strategy Sub-Account.................    285,069,002    2,916,035,754       125,354,093      359,014,276
     MIST MetLife Multi-Index Targeted Risk Sub-Account.........     18,679,458      202,610,249       191,498,331           48,099
     MIST MFS Emerging Markets Equity Sub-Account...............     44,365,465      429,598,932        57,899,097       24,196,300
     MIST MFS Research International Sub-Account................     27,847,098      301,254,346        12,515,033       40,936,928
     MIST Morgan Stanley Mid Cap Growth Sub-Account.............     15,499,415      162,566,616        20,430,987        9,125,428
     MIST Oppenheimer Global Equity Sub-Account.................      3,800,227       65,786,011        61,353,234        5,032,293
     MIST PIMCO Inflation Protected Bond Sub-Account............     83,143,341      917,851,914       113,879,964      147,677,711
     MIST PIMCO Total Return Sub-Account........................    170,631,086    2,023,321,900       195,309,222      261,044,205
     MIST Pioneer Fund Sub-Account..............................     15,949,343      210,761,236        32,571,171       21,029,394
     MIST Pioneer Strategic Income Sub-Account..................     82,625,885      876,148,740       186,717,427       40,347,909
     MIST Pyramis Government Income Sub-Account.................     69,421,888      747,414,598        57,541,272      248,471,876
     MIST Pyramis Managed Risk Sub-Account (a)..................      7,404,844       76,527,808        77,271,884          733,179
     MIST Schroders Global Multi-Asset Sub-Account..............     37,615,021      401,061,129       226,828,734       15,434,410
     MIST SSgA Growth and Income ETF Sub-Account................    122,339,438    1,318,083,174       105,350,093      161,848,161
     MIST SSgA Growth ETF Sub-Account...........................     39,535,139      399,830,404        57,552,201       48,415,555
     MIST T. Rowe Price Large Cap Value Sub-Account.............     20,556,073      503,855,462        37,831,867       83,996,502
     MIST T. Rowe Price Mid Cap Growth Sub-Account..............     48,128,833      393,410,732        44,118,921       76,252,053
     MIST Third Avenue Small Cap Value Sub-Account..............     15,828,125      220,268,628        14,374,066       56,713,788
     MSF Baillie Gifford International Stock Sub-Account........     29,234,216      273,113,712       311,182,861       42,899,023
     MSF Barclays Aggregate Bond Index Sub-Account..............     15,178,976      166,570,569        38,878,822       18,832,470
     MSF BlackRock Bond Income Sub-Account......................        538,412       57,649,078        12,957,166        9,373,622
     MSF BlackRock Capital Appreciation Sub-Account.............        403,724       10,024,567         2,229,406        2,708,887
     MSF BlackRock Large Cap Value Sub-Account..................        315,551        3,404,072           669,760          572,388
     MSF BlackRock Money Market Sub-Account.....................      4,613,432      461,343,188       176,370,619      284,137,550
     MSF Davis Venture Value Sub-Account........................     15,402,597      420,921,811        31,456,149      105,816,524
     MSF Frontier Mid Cap Growth Sub-Account (a)................      2,404,461       69,147,627        81,218,276       13,293,468

(a)  For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2013               DECEMBER 31, 2013
                                                                  ------------------------------     ------------------------------
                                                                                                         COST OF        PROCEEDS
                                                                     SHARES           COST ($)        PURCHASES ($)  FROM SALES ($)
                                                                  -------------    -------------     --------------  --------------
     MSF Jennison Growth Sub-Account............................     37,390,273      429,630,599        69,265,860      113,538,069
     MSF Loomis Sayles Small Cap Core Sub-Account...............         46,607       10,168,424         3,048,297        4,215,033
     MSF Loomis Sayles Small Cap Growth Sub-Account.............         14,168          188,007           211,819           74,553
     MSF Met/Artisan Mid Cap Value Sub-Account..................      1,091,073      231,985,737        27,383,064       33,513,723
     MSF Met/Dimensional International Small Company
       Sub-Account..............................................      3,950,002       55,914,922        10,427,096        8,833,121
     MSF MetLife Conservative Allocation Sub-Account............        626,354        6,754,260           919,266        3,127,833
     MSF MetLife Conservative to Moderate Allocation
       Sub-Account..............................................        599,876        6,335,265           483,309          849,587
     MSF MetLife Mid Cap Stock Index Sub-Account................      6,902,966       92,816,482        28,544,426       18,949,282
     MSF MetLife Moderate Allocation Sub-Account................      3,261,902       36,107,143         2,229,013        5,177,503
     MSF MetLife Moderate to Aggressive Allocation Sub-Account..      3,987,522       44,870,344         1,095,801        6,663,266
     MSF MetLife Stock Index Sub-Account........................     13,516,120      389,602,723        60,002,522       68,223,696
     MSF MFS Total Return Sub-Account...........................        284,564       39,885,789        10,177,103        5,437,805
     MSF MFS Value Sub-Account..................................     14,761,892      212,369,045       193,949,379       28,267,507
     MSF MSCI EAFE Index Sub-Account............................      8,270,194       94,840,872        27,821,011       13,494,237
     MSF Neuberger Berman Genesis Sub-Account...................      9,637,909      136,490,541       142,024,747       20,468,073
     MSF Russell 2000 Index Sub-Account.........................      7,254,916       97,425,995        27,526,307       13,260,092
     MSF T. Rowe Price Large Cap Growth Sub-Account.............      6,246,221      121,943,961       135,856,780       16,437,400
     MSF T. Rowe Price Small Cap Growth Sub-Account.............        452,030        6,447,448         2,107,576        2,155,378
     MSF Van Eck Global Natural Resources Sub-Account...........      7,538,920      111,407,740        11,063,333       27,639,732
     MSF Western Asset Management U.S. Government
       Sub-Account..............................................     24,419,140      293,673,478        28,293,902       40,921,526
     Neuberger Berman Genesis Sub-Account.......................            170            6,315               744               84
     Oppenheimer Main Street Small Cap Fund/VA Sub-Account......      4,469,453       66,979,251         4,589,759       12,914,070
     Oppenheimer VA Core Bond Sub-Account.......................          1,105           11,403               459              403
     Oppenheimer VA Global Strategic Income Sub-Account.........            835            4,111               226               72
     Oppenheimer VA Main Street Sub-Account.....................          3,330           68,347             1,023            5,420
     Oppenheimer VA Money Sub-Account...........................          4,008            4,008                 1          108,958
     Pioneer VCT Disciplined Value Sub-Account..................        140,183        1,349,515           138,952          691,311
     Pioneer VCT Emerging Markets Sub-Account...................         29,182          698,961           114,121          161,395
     Pioneer VCT Equity Income Sub-Account......................         23,453          418,014            15,014           63,283
     Pioneer VCT Ibbotson Growth Allocation Sub-Account.........      1,594,684       12,459,847           731,230        2,137,215
     Pioneer VCT Ibbotson Moderate Allocation Sub-Account.......      2,404,547       20,332,710           858,176        2,875,809
     Pioneer VCT Mid Cap Value Sub-Account......................      3,154,897       54,265,442         2,889,298        5,251,801
     Pioneer VCT Real Estate Shares Sub-Account.................         13,450          194,425            45,554           18,061
     T. Rowe Price Growth Stock Sub-Account.....................        158,630        4,682,926           561,068        1,031,842
     T. Rowe Price International Stock Sub-Account..............         40,209          555,287            25,016           91,068
     T. Rowe Price Prime Reserve Sub-Account....................        558,450          558,450           508,210          672,907
     UIF U.S. Real Estate Sub-Account...........................      6,415,183      102,746,012        16,458,164        6,599,672

(a)  For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:



                                         ALGER SMALL CAP GROWTH             AMERICAN FUNDS BOND
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013             2012
                                     --------------  ---------------  ---------------  --------------

Units beginning of year............       4,795,545        5,212,661        7,687,811       6,703,194
Units issued and transferred
   from other funding options......         231,164          325,189        2,005,667       2,184,489
Units redeemed and transferred to
   other funding options...........       (639,591)        (742,305)      (1,331,533)     (1,199,872)
                                     --------------  ---------------  ---------------  --------------
Units end of year..................       4,387,118        4,795,545        8,361,945       7,687,811
                                     ==============  ===============  ===============  ==============


                                                                              AMERICAN FUNDS
                                      AMERICAN FUNDS GLOBAL GROWTH      GLOBAL SMALL CAPITALIZATION
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012             2013            2012
                                     ---------------  --------------  ---------------  --------------

Units beginning of year............        8,485,913       8,205,329        3,385,796       3,080,674
Units issued and transferred
   from other funding options......        1,261,036       1,718,893          652,214         863,669
Units redeemed and transferred to
   other funding options...........      (1,413,396)     (1,438,309)        (662,267)       (558,547)
                                     ---------------  --------------  ---------------  --------------
Units end of year..................        8,333,553       8,485,913        3,375,743       3,385,796
                                     ===============  ==============  ===============  ==============



                                          AMERICAN FUNDS GROWTH         AMERICAN FUNDS GROWTH-INCOME
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  -------------------------------
                                           2013            2012             2013            2012
                                     ---------------  ---------------  --------------  ---------------

Units beginning of year............        4,113,319        3,976,212       2,745,842        2,773,925
Units issued and transferred
   from other funding options......          453,387          749,508         297,744          440,944
Units redeemed and transferred to
   other funding options...........        (629,462)        (612,401)       (461,701)        (469,027)
                                     ---------------  ---------------  --------------  ---------------
Units end of year..................        3,937,244        4,113,319       2,581,885        2,745,842
                                     ===============  ===============  ==============  ===============

                                           DWS I INTERNATIONAL           FEDERATED HIGH INCOME BOND
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2013             2012              2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............        2,040,232        2,245,605            2,556            3,549
Units issued and transferred
   from other funding options......          147,844          214,706               --               --
Units redeemed and transferred to
   other funding options...........        (299,464)        (420,079)             (11)            (993)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................        1,888,612        2,040,232            2,545            2,556
                                     ===============  ===============  ===============  ===============


                                             FEDERATED KAUFMAN           FIDELITY VIP ASSET MANAGER
                                                SUB-ACCOUNT                      SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2013             2012             2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............            6,002           12,138        6,517,939        7,353,740
Units issued and transferred
   from other funding options......               --               --          203,227          274,275
Units redeemed and transferred to
   other funding options...........            (166)          (6,136)        (835,636)      (1,110,076)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................            5,836            6,002        5,885,530        6,517,939
                                     ===============  ===============  ===============  ===============


                                         FIDELITY VIP CONTRAFUND          FIDELITY VIP EQUITY-INCOME
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012             2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............       15,604,750       15,588,853          400,352          460,289
Units issued and transferred
   from other funding options......        4,408,947        2,218,180            5,137            3,099
Units redeemed and transferred to
   other funding options...........      (2,296,246)      (2,202,283)         (63,929)         (63,036)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................       17,717,451       15,604,750          341,560          400,352
                                     ===============  ===============  ===============  ===============

                                      FIDELITY VIP FUNDSMANAGER 50%     FIDELITY VIP FUNDSMANAGER 60%
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2013           2012 (a)           2013             2012
                                     ---------------  ---------------  ---------------  --------------

Units beginning of year............       39,080,828               --      345,636,001     272,464,191
Units issued and transferred
   from other funding options......      123,377,437       39,341,051          492,775      86,542,932
Units redeemed and transferred to
   other funding options...........      (3,504,235)        (260,223)     (12,977,090)    (13,371,122)
                                     ---------------  ---------------  ---------------  --------------
Units end of year..................      158,954,030       39,080,828      333,151,686     345,636,001
                                     ===============  ===============  ===============  ==============


                                           FIDELITY VIP GROWTH             FIDELITY VIP INDEX 500
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     -------------------------------  --------------------------------
                                          2013             2012             2013             2012
                                     --------------  ---------------  ---------------  ---------------

Units beginning of year............       9,085,626        9,918,387        3,530,426        3,976,112
Units issued and transferred
   from other funding options......         341,709          730,546           21,793           28,294
Units redeemed and transferred to
   other funding options...........     (1,232,955)      (1,563,307)        (460,663)        (473,980)
                                     --------------  ---------------  ---------------  ---------------
Units end of year..................       8,194,380        9,085,626        3,091,556        3,530,426
                                     ==============  ===============  ===============  ===============


                                           FIDELITY VIP MID CAP           FIDELITY VIP MONEY MARKET
                                                SUB-ACCOUNT                      SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012             2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............        7,598,912        6,289,465        8,041,430        8,001,050
Units issued and transferred
   from other funding options......        1,446,862        2,176,791      139,410,710      120,413,155
Units redeemed and transferred to
   other funding options...........      (1,253,103)        (867,344)    (139,144,730)    (120,372,775)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................        7,792,671        7,598,912        8,307,410        8,041,430
                                     ===============  ===============  ===============  ===============

                                                                               FTVIPT FRANKLIN
                                           FIDELITY VIP OVERSEAS              INCOME SECURITIES
                                                SUB-ACCOUNT                      SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012            2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............          509,517          540,072        4,708,870        4,290,472
Units issued and transferred
   from other funding options......           12,503           26,857          860,767        1,191,730
Units redeemed and transferred to
   other funding options...........         (74,877)         (57,412)        (649,971)        (773,332)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................          447,143          509,517        4,919,666        4,708,870
                                     ===============  ===============  ===============  ===============


                                             FTVIPT FRANKLIN                 FTVIPT MUTUAL SHARES
                                       SMALL CAP VALUE SECURITIES                 SECURITIES
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2013             2012              2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............        8,321,925        5,710,847        5,768,385        5,952,328
Units issued and transferred
   from other funding options......        2,576,537        3,738,614          550,522          965,771
Units redeemed and transferred to
   other funding options...........      (1,714,039)      (1,127,536)        (841,541)      (1,149,714)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................        9,184,423        8,321,925        5,477,366        5,768,385
                                     ===============  ===============  ===============  ===============


                                             FTVIPT TEMPLETON                 FTVIPT TEMPLETON
                                            FOREIGN SECURITIES             GLOBAL BOND SECURITIES
                                                SUB-ACCOUNT                      SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012            2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............        2,730,167        2,720,421       11,067,808        8,104,261
Units issued and transferred
   from other funding options......          184,075          444,001        3,547,855        4,284,150
Units redeemed and transferred to
   other funding options...........        (457,225)        (434,255)      (1,664,761)      (1,320,603)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................        2,457,017        2,730,167       12,950,902       11,067,808
                                     ===============  ===============  ===============  ===============

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:


                                      INVESCO V.I. AMERICAN FRANCHISE       INVESCO V.I. AMERICAN VALUE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  ---------------------------------
                                           2013              2012              2013              2012
                                     ----------------  ----------------  ----------------  ---------------

Units beginning of year............            28,015            18,874         5,515,798        4,490,470
Units issued and transferred
   from other funding options......                 5            17,706         1,405,833        1,827,974
Units redeemed and transferred to
   other funding options...........           (5,873)           (8,565)         (958,158)        (802,646)
                                     ----------------  ----------------  ----------------  ---------------
Units end of year..................            22,147            28,015         5,963,473        5,515,798
                                     ================  ================  ================  ===============


                                         INVESCO V.I. CORE EQUITY        INVESCO V.I. EQUITY AND INCOME
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  ----------------------------------
                                          2013             2012              2013              2012
                                     ---------------  ---------------  ----------------  ----------------

Units beginning of year............           49,005           63,191        29,563,858        27,370,136
Units issued and transferred
   from other funding options......                1               18         5,739,587         6,876,521
Units redeemed and transferred to
   other funding options...........          (9,171)         (14,204)       (3,975,190)       (4,682,799)
                                     ---------------  ---------------  ----------------  ----------------
Units end of year..................           39,835           49,005        31,328,255        29,563,858
                                     ===============  ===============  ================  ================


                                      INVESCO V.I. GLOBAL REAL ESTATE     INVESCO V.I. GROWTH AND INCOME
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  ----------------------------------
                                           2013              2012              2013              2012
                                     ----------------  ----------------  ----------------  ----------------

Units beginning of year............         2,556,360         1,863,096        13,407,203        11,777,382
Units issued and transferred
   from other funding options......         1,352,296         1,078,991         2,432,918         3,449,278
Units redeemed and transferred to
   other funding options...........         (654,076)         (385,727)       (2,040,267)       (1,819,457)
                                     ----------------  ----------------  ----------------  ----------------
Units end of year..................         3,254,580         2,556,360        13,799,854        13,407,203
                                     ================  ================  ================  ================


                                     INVESCO V.I. INTERNATIONAL GROWTH    JANUS ASPEN GLOBAL RESEARCH
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     ---------------------------------  -------------------------------
                                           2013            2012              2013             2012
                                      --------------  --------------    --------------  ---------------

Units beginning of year............        8,127,475       6,481,068               769              769
Units issued and transferred
   from other funding options......        1,760,912       2,444,775                --               --
Units redeemed and transferred to
   other funding options...........        (987,033)       (798,368)              (48)               --
                                      --------------  --------------    --------------  ---------------
Units end of year..................        8,901,354       8,127,475               721              769
                                      ==============  ==============    ==============  ===============


                                            LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
                                        VARIABLE AGGRESSIVE GROWTH         VARIABLE ALL CAP VALUE
                                                SUB-ACCOUNT                      SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012            2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............       11,687,754       11,855,614        3,081,671        3,213,146
Units issued and transferred
   from other funding options......        2,702,461        2,474,667          316,163          465,469
Units redeemed and transferred to
   other funding options...........      (2,411,214)      (2,642,527)        (475,543)        (596,944)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................       11,979,001       11,687,754        2,922,291        3,081,671
                                     ===============  ===============  ===============  ===============


                                           LMPVET CLEARBRIDGE                LMPVET CLEARBRIDGE
                                          VARIABLE APPRECIATION            VARIABLE EQUITY INCOME
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  -------------------------------
                                          2013             2012             2013             2012
                                     ---------------  ---------------  ---------------  --------------

Units beginning of year............        7,908,912        7,021,537        9,055,914       8,013,455
Units issued and transferred
   from other funding options......        1,753,644        2,091,600        2,599,732       2,895,083
Units redeemed and transferred to
   other funding options...........      (1,058,149)      (1,204,225)      (1,411,492)     (1,852,624)
                                     ---------------  ---------------  ---------------  --------------
Units end of year..................        8,604,407        7,908,912       10,244,154       9,055,914
                                     ===============  ===============  ===============  ==============

                                       LMPVET CLEARBRIDGE VARIABLE       LMPVET CLEARBRIDGE VARIABLE
                                            LARGE CAP GROWTH                   LARGE CAP VALUE
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  -------------------------------
                                           2013            2012             2013             2012
                                     ---------------  ---------------  --------------  ---------------

Units beginning of year............          283,429          363,040         286,427          265,335
Units issued and transferred
   from other funding options......           16,933           26,721          91,925           92,095
Units redeemed and transferred to
   other funding options...........         (57,408)        (106,332)        (58,751)         (71,003)
                                     ---------------  ---------------  --------------  ---------------
Units end of year..................          242,954          283,429         319,601          286,427
                                     ===============  ===============  ==============  ===============


                                       LMPVET CLEARBRIDGE VARIABLE        LMPVET INVESTMENT COUNSEL
                                            SMALL CAP GROWTH              VARIABLE SOCIAL AWARENESS
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  -------------------------------
                                           2013            2012             2013             2012
                                     ---------------  ---------------  --------------  ---------------

Units beginning of year............        3,457,289        2,686,955           9,185           17,377
Units issued and transferred
   from other funding options......        1,487,008        1,387,037             363              341
Units redeemed and transferred to
   other funding options...........        (841,470)        (616,703)         (1,616)          (8,533)
                                     ---------------  ---------------  --------------  ---------------
Units end of year..................        4,102,827        3,457,289           7,932            9,185
                                     ===============  ===============  ==============  ===============


                                             LMPVET VARIABLE                  LMPVET VARIABLE
                                        LIFESTYLE ALLOCATION 50%         LIFESTYLE ALLOCATION 70%
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013             2012
                                     ---------------  --------------  --------------  ---------------

Units beginning of year............        1,699,443       1,414,982         162,342          219,583
Units issued and transferred
   from other funding options......          532,901         529,688          12,965            1,501
Units redeemed and transferred to
   other funding options...........        (220,911)       (245,227)        (53,912)         (58,742)
                                     ---------------  --------------  --------------  ---------------
Units end of year..................        2,011,433       1,699,443         121,395          162,342
                                     ===============  ==============  ==============  ===============

                                        LMPVET VARIABLE LIFESTYLE      LMPVIT WESTERN ASSET VARIABLE
                                             ALLOCATION 85%               GLOBAL HIGH YIELD BOND
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  ------------------------------
                                          2013             2012            2013            2012
                                     ---------------  --------------  --------------  --------------

Units beginning of year............        5,015,187       4,732,454       4,039,328       3,594,817
Units issued and transferred
   from other funding options......          343,106         820,273       1,173,324       1,232,020
Units redeemed and transferred to
   other funding options...........        (568,108)       (537,540)       (825,774)       (787,509)
                                     ---------------  --------------  --------------  --------------
Units end of year..................        4,790,185       5,015,187       4,386,878       4,039,328
                                     ===============  ==============  ==============  ==============



                                          MFS VIT INVESTORS TRUST            MFS VIT NEW DISCOVERY
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012             2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............            3,616            7,050            4,161            4,939
Units issued and transferred
   from other funding options......               --               --               --               --
Units redeemed and transferred to
   other funding options...........             (99)          (3,434)            (867)            (778)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................            3,517            3,616            3,294            4,161
                                     ===============  ===============  ===============  ===============


                                                                        MIST ALLIANCEBERNSTEIN GLOBAL
                                            MFS VIT RESEARCH                 DYNAMIC ALLOCATION
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2013            2012             2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............            8,335            8,675      267,334,005      168,434,681
Units issued and transferred
   from other funding options......               92               --       49,782,034      116,824,775
Units redeemed and transferred to
   other funding options...........            (295)            (340)     (30,859,953)     (17,925,451)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................            8,132            8,335      286,256,086      267,334,005
                                     ===============  ===============  ===============  ===============

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:


                                              MIST AMERICAN                  MIST AMERICAN FUNDS
                                        FUNDS BALANCED ALLOCATION             GROWTH ALLOCATION
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  -------------------------------
                                           2013            2012             2013             2012
                                     ---------------  ---------------  --------------  ---------------

Units beginning of year............      292,605,761      306,967,734     149,020,463      159,224,115
Units issued and transferred
   from other funding options......       18,431,005       19,362,093      20,136,813       14,465,078
Units redeemed and transferred to
   other funding options...........     (34,206,231)     (33,724,066)    (21,362,764)     (24,668,730)
                                     ---------------  ---------------  --------------  ---------------
Units end of year..................      276,830,535      292,605,761     147,794,512      149,020,463
                                     ===============  ===============  ==============  ===============


                                                                             MIST AMERICAN FUNDS
                                       MIST AMERICAN FUNDS GROWTH            MODERATE ALLOCATION
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     -------------------------------  --------------------------------
                                          2013             2012             2013            2012
                                     ---------------  --------------  ---------------  ---------------

Units beginning of year............       54,812,434      64,256,598      159,499,085      168,982,398
Units issued and transferred
   from other funding options......       19,877,224       8,420,717        6,661,377       10,897,945
Units redeemed and transferred to
   other funding options...........     (15,095,840)    (17,864,881)     (18,387,247)     (20,381,258)
                                     ---------------  --------------  ---------------  ---------------
Units end of year..................       59,593,818      54,812,434      147,773,215      159,499,085
                                     ===============  ==============  ===============  ===============


                                          MIST AQR GLOBAL RISK             MIST BLACKROCK GLOBAL
                                                BALANCED                    TACTICAL STRATEGIES
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  --------------------------------
                                          2013             2012             2013            2012
                                     --------------  ---------------  ---------------  ---------------

Units beginning of year............     324,843,850      179,038,392      471,913,542      297,189,715
Units issued and transferred
   from other funding options......      59,582,950      166,064,494       76,646,145      206,814,495
Units redeemed and transferred to
   other funding options...........    (89,318,604)     (20,259,036)     (60,984,960)     (32,090,668)
                                     --------------  ---------------  ---------------  ---------------
Units end of year..................     295,108,196      324,843,850      487,574,727      471,913,542
                                     ==============  ===============  ===============  ===============


                                        MIST BLACKROCK HIGH YIELD       MIST BLACKROCK LARGE CAP CORE
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  -------------------------------
                                           2013            2012             2013             2012
                                     ---------------  ---------------  --------------  ---------------

Units beginning of year............       11,949,833       10,891,616       1,423,242        1,414,721
Units issued and transferred
   from other funding options......        4,448,298        6,729,999         248,426          448,336
Units redeemed and transferred to
   other funding options...........      (5,614,449)      (5,671,782)       (411,414)        (439,815)
                                     ---------------  ---------------  --------------  ---------------
Units end of year..................       10,783,682       11,949,833       1,260,254        1,423,242
                                     ===============  ===============  ==============  ===============


                                                                               MIST CLEARBRIDGE
                                     MIST CLARION GLOBAL REAL ESTATE         AGGRESSIVE GROWTH II
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2013             2012              2013            2012
                                     ---------------  --------------   ---------------  ---------------

Units beginning of year............       10,967,900      11,304,866           687,043          543,584
Units issued and transferred
   from other funding options......        3,149,547       2,105,122           252,978          362,623
Units redeemed and transferred to
   other funding options...........      (3,017,856)     (2,442,088)         (335,228)        (219,164)
                                     ---------------  --------------   ---------------  ---------------
Units end of year..................       11,099,591      10,967,900           604,793          687,043
                                     ===============  ==============   ===============  ===============


                                            MIST CLEARBRIDGE                MIST GOLDMAN SACHS
                                            AGGRESSIVE GROWTH                  MID CAP VALUE
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013             2012
                                     --------------  ---------------  ---------------  --------------

Units beginning of year............      33,802,849       35,764,496        8,486,283       9,263,271
Units issued and transferred
   from other funding options......      12,353,599        7,911,776        2,123,717       1,124,342
Units redeemed and transferred to
   other funding options...........     (9,856,765)      (9,873,423)      (2,670,616)     (1,901,330)
                                     --------------  ---------------  ---------------  --------------
Units end of year..................      36,299,683       33,802,849        7,939,384       8,486,283
                                     ==============  ===============  ===============  ==============

                                           MIST HARRIS OAKMARK                MIST INVESCO
                                              INTERNATIONAL             BALANCED-RISK ALLOCATION
                                               SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  -------------------------------
                                          2013            2012             2013          2012 (b)
                                     --------------  --------------  ---------------  --------------

Units beginning of year............      25,722,293      28,033,038      631,214,101              --
Units issued and transferred
   from other funding options......       6,769,558       5,193,899      443,294,590     650,591,123
Units redeemed and transferred to
   other funding options...........     (6,722,399)     (7,504,644)    (273,647,738)    (19,377,022)
                                     --------------  --------------  ---------------  --------------
Units end of year..................      25,769,452      25,722,293      800,860,953     631,214,101
                                     ==============  ==============  ===============  ==============



                                          MIST INVESCO COMSTOCK           MIST INVESCO MID CAP VALUE
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2013            2012              2013            2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............       26,662,653       25,137,797        5,175,603        5,366,862
Units issued and transferred
   from other funding options......        6,360,415        7,479,612          726,776          997,969
Units redeemed and transferred to
   other funding options...........      (6,133,804)      (5,954,756)      (1,282,477)      (1,189,228)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................       26,889,264       26,662,653        4,619,902        5,175,603
                                     ===============  ===============  ===============  ===============



                                      MIST INVESCO SMALL CAP GROWTH       MIST JPMORGAN CORE BOND
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013             2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............      13,528,657       13,942,780      31,242,391       32,528,572
Units issued and transferred
   from other funding options......       3,270,520        3,212,680      69,538,044        7,302,721
Units redeemed and transferred to
   other funding options...........     (3,796,043)      (3,626,803)    (71,340,945)      (8,588,902)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................      13,003,134       13,528,657      29,439,490       31,242,391
                                     ==============  ===============  ==============  ===============

                                           MIST JPMORGAN GLOBAL
                                             ACTIVE ALLOCATION          MIST JPMORGAN SMALL CAP VALUE
                                                SUB-ACCOUNT                      SUB-ACCOUNT
                                     --------------------------------  -------------------------------
                                           2013          2012 (b)           2013             2012
                                     ---------------  ---------------  ---------------  --------------

Units beginning of year............      269,034,003               --        1,643,159       1,650,824
Units issued and transferred
   from other funding options......      441,036,411      274,291,117          124,281         241,604
Units redeemed and transferred to
   other funding options...........     (60,216,445)      (5,257,114)        (311,857)       (249,269)
                                     ---------------  ---------------  ---------------  --------------
Units end of year..................      649,853,969      269,034,003        1,455,583       1,643,159
                                     ===============  ===============  ===============  ==============


                                            MIST LOOMIS SAYLES                MIST LORD ABBETT
                                              GLOBAL MARKETS                   BOND DEBENTURE
                                                SUB-ACCOUNT                      SUB-ACCOUNT
                                     --------------------------------  ------------------------------
                                           2013            2012             2013            2012
                                     ---------------  ---------------  --------------  --------------

Units beginning of year............       12,318,466       13,161,956      10,178,078      10,848,076
Units issued and transferred
   from other funding options......        1,930,340        2,618,481       2,088,131       1,371,896
Units redeemed and transferred to
   other funding options...........      (3,405,983)      (3,461,971)     (2,925,191)     (2,041,894)
                                     ---------------  ---------------  --------------  --------------
Units end of year..................       10,842,823       12,318,466       9,341,018      10,178,078
                                     ===============  ===============  ==============  ==============


                                          MIST MET/EATON VANCE                MIST MET/FRANKLIN
                                              FLOATING RATE               LOW DURATION TOTAL RETURN
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  ------------------------------
                                           2013            2012             2013            2012
                                     ---------------  ---------------  --------------  --------------

Units beginning of year............        5,007,151        4,263,176       4,349,231       2,835,514
Units issued and transferred
   from other funding options......        4,910,363        2,295,738      13,737,199       2,859,109
Units redeemed and transferred to
   other funding options...........      (2,397,545)      (1,551,763)     (4,035,637)     (1,345,392)
                                     ---------------  ---------------  --------------  --------------
Units end of year..................        7,519,969        5,007,151      14,050,793       4,349,231
                                     ===============  ===============  ==============  ==============

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:


                                           MIST MET/TEMPLETON                 MIST METLIFE
                                           INTERNATIONAL BOND              AGGRESSIVE STRATEGY
                                               SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  -------------------------------
                                          2013            2012            2013             2012
                                     --------------  --------------  --------------  ---------------

Units beginning of year............       4,238,395       4,276,073      44,655,767       49,390,389
Units issued and transferred
   from other funding options......         985,885       1,128,325       4,811,432        4,301,820
Units redeemed and transferred to
   other funding options...........     (1,318,951)     (1,166,003)     (7,015,919)      (9,036,442)
                                     --------------  --------------  --------------  ---------------
Units end of year..................       3,905,329       4,238,395      42,451,280       44,655,767
                                     ==============  ==============  ==============  ===============


                                               MIST METLIFE                     MIST METLIFE
                                               BALANCED PLUS                  BALANCED STRATEGY
                                                SUB-ACCOUNT                      SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012             2013            2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............      438,994,467      257,076,022      550,560,779      592,824,603
Units issued and transferred
   from other funding options......      154,477,158      208,342,594       36,007,453       38,366,523
Units redeemed and transferred to
   other funding options...........     (46,374,998)     (26,424,149)     (67,366,811)     (80,630,347)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................      547,096,627      438,994,467      519,201,421      550,560,779
                                     ===============  ===============  ===============  ===============


                                              MIST METLIFE                      MIST METLIFE
                                           DEFENSIVE STRATEGY                  GROWTH STRATEGY
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2013             2012             2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............      178,585,503      186,262,512      407,576,342      446,977,194
Units issued and transferred
   from other funding options......       12,195,405       36,676,249       80,860,643       23,060,082
Units redeemed and transferred to
   other funding options...........     (50,200,387)     (44,353,258)     (53,560,238)     (62,460,934)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................      140,580,521      178,585,503      434,876,747      407,576,342
                                     ===============  ===============  ===============  ===============

                                              MIST METLIFE               MIST METLIFE MULTI-INDEX
                                            MODERATE STRATEGY                  TARGETED RISK
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  ------------------------------
                                          2013             2012            2013          2012 (c)
                                     --------------  ---------------  --------------  --------------

Units beginning of year............     266,549,696      281,377,647      11,094,386              --
Units issued and transferred
   from other funding options......      19,283,696       27,689,670     150,360,164      11,117,372
Units redeemed and transferred to
   other funding options...........    (38,726,315)     (42,517,621)     (7,504,407)        (22,986)
                                     --------------  ---------------  --------------  --------------
Units end of year..................     247,107,077      266,549,696     153,950,143      11,094,386
                                     ==============  ===============  ==============  ==============


                                                MIST MFS                         MIST MFS
                                         EMERGING MARKETS EQUITY          RESEARCH INTERNATIONAL
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013             2012
                                     ---------------  --------------  ---------------  --------------

Units beginning of year............       38,352,212      37,004,554       21,667,563      22,841,018
Units issued and transferred
   from other funding options......       12,177,917       9,475,344        2,142,621       3,053,885
Units redeemed and transferred to
   other funding options...........      (8,906,952)     (8,127,686)      (4,193,701)     (4,227,340)
                                     ---------------  --------------  ---------------  --------------
Units end of year..................       41,623,177      38,352,212       19,616,483      21,667,563
                                     ===============  ==============  ===============  ==============


                                           MIST MORGAN STANLEY               MIST OPPENHEIMER
                                             MID CAP GROWTH                    GLOBAL EQUITY
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012             2013            2012
                                     ---------------  --------------  ---------------  --------------

Units beginning of year............       12,225,316       8,735,505          500,711         559,531
Units issued and transferred
   from other funding options......        3,100,228       4,900,360        3,443,548          38,793
Units redeemed and transferred to
   other funding options...........      (2,225,641)     (1,410,549)        (816,539)        (97,613)
                                     ---------------  --------------  ---------------  --------------
Units end of year..................       13,099,903      12,225,316        3,127,720         500,711
                                     ===============  ==============  ===============  ==============

                                               MIST PIMCO                       MIST PIMCO
                                        INFLATION PROTECTED BOND               TOTAL RETURN
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013            2012             2013            2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............      64,013,091       63,087,877     128,302,689      132,311,947
Units issued and transferred
   from other funding options......      14,947,068       16,960,767      24,830,457       27,859,521
Units redeemed and transferred to
   other funding options...........    (21,311,654)     (16,035,553)    (34,713,308)     (31,868,779)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................      57,648,505       64,013,091     118,419,838      128,302,689
                                     ==============  ===============  ==============  ===============


                                                                               MIST PIONEER
                                            MIST PIONEER FUND                STRATEGIC INCOME
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013            2012             2013            2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............      11,331,680        9,480,402      29,638,373       24,444,162
Units issued and transferred
   from other funding options......       3,073,514        3,453,766      17,942,693       10,611,047
Units redeemed and transferred to
   other funding options...........     (1,972,643)      (1,602,488)     (6,131,045)      (5,416,836)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................      12,432,551       11,331,680      41,450,021       29,638,373
                                     ==============  ===============  ==============  ===============


                                              MIST PYRAMIS             MIST PYRAMIS
                                            GOVERNMENT INCOME          MANAGED RISK
                                               SUB-ACCOUNT              SUB-ACCOUNT
                                     -------------------------------  --------------
                                          2013            2012           2013 (d)
                                     --------------  ---------------  --------------

Units beginning of year............      88,599,553       45,618,019              --
Units issued and transferred
   from other funding options......      20,394,869       64,826,342       7,910,133
Units redeemed and transferred to
   other funding options...........    (39,506,061)     (21,844,808)       (616,086)
                                     --------------  ---------------  --------------
Units end of year..................      69,488,361       88,599,553       7,294,047
                                     ==============  ===============  ==============

                                             MIST SCHRODERS                      MIST SSGA
                                           GLOBAL MULTI-ASSET              GROWTH AND INCOME ETF
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013          2012 (b)           2013             2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............     179,641,654               --     118,446,237      120,297,977
Units issued and transferred
   from other funding options......     254,720,312      184,349,381       8,842,539       17,478,592
Units redeemed and transferred to
   other funding options...........    (59,100,608)      (4,707,727)    (16,853,399)     (19,330,332)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................     375,261,358      179,641,654     110,435,377      118,446,237
                                     ==============  ===============  ==============  ===============


                                                                            MIST T. ROWE PRICE
                                          MIST SSGA GROWTH ETF                LARGE CAP VALUE
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013            2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............      36,733,044       37,984,453      12,231,249       13,446,503
Units issued and transferred
   from other funding options......       5,769,705        8,263,310       1,603,300        1,153,503
Units redeemed and transferred to
   other funding options...........     (6,583,525)      (9,514,719)     (2,513,569)      (2,368,757)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................      35,919,224       36,733,044      11,320,980       12,231,249
                                     ==============  ===============  ==============  ===============


                                           MIST T. ROWE PRICE                MIST THIRD AVENUE
                                             MID CAP GROWTH                   SMALL CAP VALUE
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013             2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............      41,941,697       44,089,511      15,859,523       18,611,699
Units issued and transferred
   from other funding options......       6,286,743        7,017,740       1,894,187        1,630,404
Units redeemed and transferred to
   other funding options...........    (10,262,528)      (9,165,554)     (3,760,994)      (4,382,580)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................      37,965,912       41,941,697      13,992,716       15,859,523
                                     ==============  ===============  ==============  ===============

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:


                                           MSF BAILLIE GIFFORD                  MSF BARCLAYS
                                           INTERNATIONAL STOCK              AGGREGATE BOND INDEX
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     -------------------------------  --------------------------------
                                          2013             2012             2013            2012
                                     ---------------  --------------  ---------------  ---------------

Units beginning of year............          219,106         282,028       10,756,748        8,083,366
Units issued and transferred
   from other funding options......       35,014,663          25,473        6,105,533        4,814,657
Units redeemed and transferred to
   other funding options...........      (5,683,952)        (88,395)      (3,325,344)      (2,141,275)
                                     ---------------  --------------  ---------------  ---------------
Units end of year..................       29,549,817         219,106       13,536,937       10,756,748
                                     ===============  ==============  ===============  ===============


                                              MSF BLACKROCK                   MSF BLACKROCK
                                               BOND INCOME                CAPITAL APPRECIATION
                                               SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  -------------------------------
                                          2013            2012            2013             2012
                                     --------------  --------------  ---------------  --------------

Units beginning of year............       1,045,629         953,075          745,728         814,200
Units issued and transferred
   from other funding options......         259,586         277,049          149,273         197,460
Units redeemed and transferred to
   other funding options...........       (250,867)       (184,495)        (173,786)       (265,932)
                                     --------------  --------------  ---------------  --------------
Units end of year..................       1,054,348       1,045,629          721,215         745,728
                                     ==============  ==============  ===============  ==============


                                               MSF BLACKROCK                    MSF BLACKROCK
                                              LARGE CAP VALUE                   MONEY MARKET
                                                SUB-ACCOUNT                      SUB-ACCOUNT
                                     --------------------------------  -------------------------------
                                           2013            2012             2013             2012
                                     ---------------  ---------------  --------------  ---------------

Units beginning of year............          230,438          252,494      53,484,009       59,067,302
Units issued and transferred
   from other funding options......           39,765           44,601      42,460,926       43,722,394
Units redeemed and transferred to
   other funding options...........         (45,013)         (66,657)    (51,615,737)     (49,305,687)
                                     ---------------  ---------------  --------------  ---------------
Units end of year..................          225,190          230,438      44,329,198       53,484,009
                                     ===============  ===============  ==============  ===============

                                                                        MSF FRONTIER
                                          MSF DAVIS VENTURE VALUE      MID CAP GROWTH         MSF JENNISON GROWTH
                                                SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                     --------------------------------  ---------------  -------------------------------
                                           2013             2012          2013 (d)           2013             2012
                                     ---------------  ---------------  ---------------  ---------------  --------------

Units beginning of year............       41,401,029       48,368,185               --       35,125,323      20,877,221
Units issued and transferred
   from other funding options......        3,841,529        3,838,366        5,813,772        6,890,303      22,832,898
Units redeemed and transferred to
   other funding options...........      (9,032,971)     (10,805,522)      (1,046,051)      (9,441,429)     (8,584,796)
                                     ---------------  ---------------  ---------------  ---------------  --------------
Units end of year..................       36,209,587       41,401,029        4,767,721       32,574,197      35,125,323
                                     ===============  ===============  ===============  ===============  ==============


                                             MSF LOOMIS SAYLES                MSF LOOMIS SAYLES
                                              SMALL CAP CORE                  SMALL CAP GROWTH
                                                SUB-ACCOUNT                      SUB-ACCOUNT
                                     --------------------------------  -------------------------------
                                           2013            2012             2013           2012 (b)
                                     ---------------  ---------------  ---------------  --------------

Units beginning of year............          330,015          310,374            3,306              --
Units issued and transferred
   from other funding options......           60,857           98,496           13,578           3,306
Units redeemed and transferred to
   other funding options...........        (107,545)         (78,855)          (4,378)              --
                                     ---------------  ---------------  ---------------  --------------
Units end of year..................          283,327          330,015           12,506           3,306
                                     ===============  ===============  ===============  ==============


                                             MSF MET/ARTISAN
                                              MID CAP VALUE
                                               SUB-ACCOUNT
                                     -------------------------------
                                          2013             2012
                                     --------------  ---------------

Units beginning of year............      13,419,571       14,599,235
Units issued and transferred
   from other funding options......       2,613,526        1,633,041
Units redeemed and transferred to
   other funding options...........     (2,907,307)      (2,812,705)
                                     --------------  ---------------
Units end of year..................      13,125,790       13,419,571
                                     ==============  ===============

                                           MSF MET/DIMENSIONAL                   MSF METLIFE
                                       INTERNATIONAL SMALL COMPANY         CONSERVATIVE ALLOCATION
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2013             2012             2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............        3,203,412        3,336,605          735,694          850,770
Units issued and transferred
   from other funding options......          832,391          791,959           51,604           73,579
Units redeemed and transferred to
   other funding options...........        (827,252)        (925,152)        (230,263)        (188,655)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................        3,208,551        3,203,412          557,035          735,694
                                     ===============  ===============  ===============  ===============


                                       MSF METLIFE CONSERVATIVE TO               MSF METLIFE
                                           MODERATE ALLOCATION               MID CAP STOCK INDEX
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2013             2012             2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............          588,986          608,383        4,914,049        4,708,991
Units issued and transferred
   from other funding options......           17,083           51,385        2,339,087        1,761,634
Units redeemed and transferred to
   other funding options...........         (55,173)         (70,782)      (1,751,777)      (1,556,576)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................          550,896          588,986        5,501,359        4,914,049
                                     ===============  ===============  ===============  ===============


                                               MSF METLIFE                        MSF METLIFE
                                           MODERATE ALLOCATION         MODERATE TO AGGRESSIVE ALLOCATION
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  ----------------------------------
                                          2013             2012              2013             2012
                                     ---------------  ---------------   ---------------  ---------------

Units beginning of year............        3,326,548        3,930,913         4,335,356        4,632,179
Units issued and transferred
   from other funding options......           91,734          324,723            54,564           71,059
Units redeemed and transferred to
   other funding options...........        (345,160)        (929,088)         (462,019)        (367,882)
                                     ---------------  ---------------   ---------------  ---------------
Units end of year..................        3,073,122        3,326,548         3,927,901        4,335,356
                                     ===============  ===============   ===============  ===============

                                         MSF METLIFE STOCK INDEX         MSF MFS TOTAL RETURN                 MSF MFS VALUE
                                               SUB-ACCOUNT                    SUB-ACCOUNT                      SUB-ACCOUNT
                                     ------------------------------  ------------------------------  ------------------------------
                                          2013            2012            2013            2012            2013            2012
                                     --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year............      29,109,224      25,347,914         730,405         826,212       3,025,966       3,145,406
Units issued and transferred
   from other funding options......       6,636,730      14,585,302         213,323         113,713      11,667,337         433,811
Units redeemed and transferred to
   other funding options...........     (7,121,566)    (10,823,992)       (129,604)       (209,520)     (2,553,425)       (553,251)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..................      28,624,388      29,109,224         814,124         730,405      12,139,878       3,025,966
                                     ==============  ==============  ==============  ==============  ==============  ==============


                                           MSF MSCI EAFE INDEX         MSF NEUBERGER BERMAN GENESIS       MSF RUSSELL 2000 INDEX
                                               SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT
                                     -------------------------------  ------------------------------  ------------------------------
                                          2013             2012            2013            2012            2013            2012
                                     ---------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year............        7,172,234       6,390,970         626,194         647,811       5,078,788       3,926,223
Units issued and transferred
   from other funding options......        3,468,301       2,557,262       8,992,058         169,024       2,243,147       3,452,677
Units redeemed and transferred to
   other funding options...........      (1,830,889)     (1,775,998)     (1,598,077)       (190,641)     (1,486,434)     (2,300,112)
                                     ---------------  --------------  --------------  --------------  --------------  --------------
Units end of year..................        8,809,646       7,172,234       8,020,175         626,194       5,835,501       5,078,788
                                     ===============  ==============  ==============  ==============  ==============  ==============

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:



                                            MSF T. ROWE PRICE               MSF T. ROWE PRICE
                                            LARGE CAP GROWTH                SMALL CAP GROWTH
                                               SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  -------------------------------
                                          2013            2012            2013             2012
                                     --------------  --------------  ---------------  --------------

Units beginning of year............          39,346          44,809          380,162         417,381
Units issued and transferred
   from other funding options......      18,370,073          21,120           74,979          41,453
Units redeemed and transferred to
   other funding options...........     (3,721,339)        (26,583)         (98,222)        (78,672)
                                     --------------  --------------  ---------------  --------------
Units end of year..................      14,688,080          39,346          356,919         380,162
                                     ==============  ==============  ===============  ==============


                                               MSF VAN ECK              MSF WESTERN ASSET MANAGEMENT
                                        GLOBAL NATURAL RESOURCES               U.S. GOVERNMENT
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     -------------------------------  --------------------------------
                                           2013            2012             2013            2012
                                     ---------------  --------------  ---------------  ---------------

Units beginning of year............        7,200,491       6,910,683       17,244,875       16,038,241
Units issued and transferred
   from other funding options......        1,538,360       2,301,818        4,180,259        6,048,090
Units redeemed and transferred to
   other funding options...........      (2,460,184)     (2,012,010)      (5,007,641)      (4,841,456)
                                     ---------------  --------------  ---------------  ---------------
Units end of year..................        6,278,667       7,200,491       16,417,493       17,244,875
                                     ===============  ==============  ===============  ===============



                                        NEUBERGER BERMAN GENESIS         OPPENHEIMER VA CORE BOND
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013             2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............             474              474           1,541            1,878
Units issued and transferred
   from other funding options......              --               --              --               --
Units redeemed and transferred to
   other funding options...........              --               --            (48)            (337)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................             474              474           1,493            1,541
                                     ==============  ===============  ==============  ===============


                                             OPPENHEIMER VA
                                         GLOBAL STRATEGIC INCOME         OPPENHEIMER VA MAIN STREET
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  -------------------------------
                                           2013            2012             2013             2012
                                     ---------------  ---------------  --------------  ---------------

Units beginning of year............              443              443          14,959           22,109
Units issued and transferred
   from other funding options......               --               --              --               --
Units redeemed and transferred to
   other funding options...........               --               --           (643)          (7,150)
                                     ---------------  ---------------  --------------  ---------------
Units end of year..................              443              443          14,316           14,959
                                     ===============  ===============  ==============  ===============


                                             OPPENHEIMER VA
                                          MAIN STREET SMALL CAP             OPPENHEIMER VA MONEY
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     -------------------------------  --------------------------------
                                          2013             2012             2013            2012
                                     ---------------  --------------  ---------------  ---------------

Units beginning of year............        5,041,901       4,964,464           20,150           20,177
Units issued and transferred
   from other funding options......          643,815         773,448               --               --
Units redeemed and transferred to
   other funding options...........      (1,030,426)       (696,011)         (19,427)             (27)
                                     ---------------  --------------  ---------------  ---------------
Units end of year..................        4,655,290       5,041,901              723           20,150
                                     ===============  ==============  ===============  ===============



                                      PIONEER VCT DISCIPLINED VALUE    PIONEER VCT EMERGING MARKETS
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013             2012
                                     --------------  ---------------  ---------------  --------------

Units beginning of year............         229,721          238,409           49,333          48,427
Units issued and transferred
   from other funding options......           2,035           15,082            8,618          17,770
Units redeemed and transferred to
   other funding options...........        (61,099)         (23,770)         (11,263)        (16,864)
                                     --------------  ---------------  ---------------  --------------
Units end of year..................         170,657          229,721           46,688          49,333
                                     ==============  ===============  ===============  ==============

                                                                                  PIONEER VCT
                                        PIONEER VCT EQUITY INCOME         IBBOTSON GROWTH ALLOCATION
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2013             2012              2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............           24,722           17,862        1,199,751        1,225,572
Units issued and transferred
   from other funding options......              147            7,715           24,774           43,759
Units redeemed and transferred to
   other funding options...........          (2,177)            (855)        (109,548)         (69,580)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................           22,692           24,722        1,114,977        1,199,751
                                     ===============  ===============  ===============  ===============


                                           PIONEER VCT IBBOTSON
                                            MODERATE ALLOCATION            PIONEER VCT MID CAP VALUE
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012             2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............        1,789,015        1,795,010        1,769,793        1,688,831
Units issued and transferred
   from other funding options......           15,433           57,414          220,661          381,410
Units redeemed and transferred to
   other funding options...........        (144,208)         (63,409)        (270,601)        (300,448)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................        1,660,240        1,789,015        1,719,853        1,769,793
                                     ===============  ===============  ===============  ===============



                                      PIONEER VCT REAL ESTATE SHARES      T. ROWE PRICE GROWTH STOCK
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012             2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............           10,700           12,968           66,302           73,401
Units issued and transferred
   from other funding options......            1,372            2,570            6,234            5,154
Units redeemed and transferred to
   other funding options...........            (673)          (4,838)          (9,965)         (12,253)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................           11,399           10,700           62,571           66,302
                                     ===============  ===============  ===============  ===============

                                     T. ROWE PRICE INTERNATIONAL STOCK      T. ROWE PRICE PRIME RESERVE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  ---------------------------------
                                           2013              2012             2013              2012
                                     ----------------  ---------------   ---------------  ----------------

Units beginning of year............            45,736           59,337            40,746            54,384
Units issued and transferred
   from other funding options......             1,435            2,844            30,026            24,475
Units redeemed and transferred to
   other funding options...........           (5,811)         (16,445)          (39,029)          (38,113)
                                     ----------------  ---------------   ---------------  ----------------
Units end of year..................            41,360           45,736            31,743            40,746
                                     ================  ===============   ===============  ================


                                           UIF U.S. REAL ESTATE
                                                SUB-ACCOUNT
                                     --------------------------------
                                           2013            2012
                                     ---------------  ---------------

Units beginning of year............        2,343,331        2,367,197
Units issued and transferred
   from other funding options......          692,925          610,442
Units redeemed and transferred to
   other funding options...........        (505,065)        (634,308)
                                     ---------------  ---------------
Units end of year..................        2,531,191        2,343,331
                                     ===============  ===============

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund, for the respective stated periods in the five years ended December 31, 2013:

                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------
  Alger Small Cap Growth         2013     4,387,118    14.41 - 14.70      63,772,199
     Sub-Account                 2012     4,795,545    10.89 - 11.09      52,626,085
                                 2011     5,212,661      9.82 - 9.98      51,540,007
                                 2010     5,634,931    10.28 - 10.44      58,325,342
                                 2009     6,156,883      8.32 - 8.44      51,552,207

  American Funds Bond            2013     8,361,945    15.94 - 18.68     146,158,351
     Sub-Account                 2012     7,687,811    16.60 - 19.27     139,213,016
                                 2011     6,703,194    16.06 - 18.46     116,697,267
                                 2010     5,183,483    15.43 - 17.57      86,203,052
                                 2009     3,608,245    14.77 - 16.66      57,212,613

  American Funds Global          2013     8,333,553    32.79 - 41.42     314,826,203
     Growth Sub-Account          2012     8,485,913    25.98 - 32.35     251,295,328
                                 2011     8,205,329    21.69 - 26.44     200,460,185
                                 2010     7,470,107    24.36 - 29.30     202,441,649
                                 2009     6,579,263    22.30 - 26.47     161,438,857

  American Funds Global Small    2013     3,375,743    33.79 - 39.59     124,184,003
     Capitalization Sub-Account  2012     3,385,796    26.85 - 31.14      98,386,346
                                 2011     3,080,674    23.15 - 26.58      76,801,888
                                 2010     2,578,008    29.19 - 33.17      80,582,925
                                 2009     2,262,060    24.30 - 27.34      58,608,602

  American Funds Growth          2013     3,937,244  168.83 - 257.41     856,560,204
     Sub-Account                 2012     4,113,319  132.79 - 199.62     696,665,988
                                 2011     3,976,212  115.27 - 170.85     577,437,630
                                 2010     3,717,676  123.22 - 180.08     568,813,924
                                 2009     3,225,880  106.24 - 153.09     419,749,811

  American Funds                 2013     2,581,885  117.99 - 179.88     388,319,990
     Growth-Income Sub-Account   2012     2,745,842   90.43 - 135.94     312,823,451
                                 2011     2,773,925   78.78 - 116.75     272,388,909
                                 2010     2,639,070   82.11 - 119.99     266,511,951
                                 2009     2,398,146   75.40 - 108.65     219,689,912

  DWS I International            2013     1,888,612      9.76 - 9.85      18,592,794
     Sub-Account                 2012     2,040,232      8.24 - 8.30      16,933,216
                                 2011     2,245,605      6.92 - 6.97      15,659,285
                                 2010     2,471,385      8.43 - 8.48      20,962,763
                                 2009     2,700,348      8.41 - 8.46      22,845,161

                                                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  Alger Small Cap Growth         2013         --        1.25 - 1.40         32.40 - 32.59
     Sub-Account                 2012         --        1.25 - 1.40         10.93 - 11.09
                                 2011         --        1.25 - 1.40       (4.52) - (4.38)
                                 2010         --        1.25 - 1.40         23.54 - 23.73
                                 2009         --        1.25 - 1.40         43.49 - 43.70

  American Funds Bond            2013       1.84        0.95 - 1.90       (4.00) - (3.08)
     Sub-Account                 2012       2.64        0.95 - 1.90           3.38 - 4.37
                                 2011       3.37        0.95 - 1.90           4.11 - 5.11
                                 2010       3.44        0.95 - 1.90           4.44 - 5.44
                                 2009       3.86        0.95 - 1.90         10.49 - 11.54

  American Funds Global          2013       1.26        0.90 - 2.30         26.24 - 28.02
     Growth Sub-Account          2012       0.94        0.90 - 2.30          7.06 - 21.40
                                 2011       1.37        0.95 - 2.30      (10.95) - (9.75)
                                 2010       1.56        0.95 - 2.30          9.21 - 10.69
                                 2009       1.51        0.95 - 2.30         39.07 - 40.96

  American Funds Global Small    2013       0.87        0.89 - 1.90         25.87 - 27.14
     Capitalization Sub-Account  2012       1.35        0.89 - 1.90          2.91 - 17.13
                                 2011       1.34        0.89 - 1.90     (20.66) - (19.86)
                                 2010       1.75        0.89 - 1.90         20.11 - 21.33
                                 2009       0.31        0.89 - 1.90         58.26 - 59.86

  American Funds Growth          2013       0.93        0.89 - 2.30         27.15 - 28.95
     Sub-Account                 2012       0.81        0.89 - 2.30          1.85 - 16.84
                                 2011       0.63        0.89 - 2.30       (6.45) - (5.12)
                                 2010       0.77        0.89 - 2.30         15.98 - 17.63
                                 2009       0.71        0.89 - 2.30         36.24 - 38.18

  American Funds                 2013       1.35        0.89 - 2.30         30.47 - 32.32
     Growth-Income Sub-Account   2012       1.64        0.89 - 2.30         14.80 - 16.44
                                 2011       1.60        0.89 - 2.30       (4.06) - (2.70)
                                 2010       1.55        0.89 - 2.30          8.90 - 10.44
                                 2009       1.74        0.89 - 2.30         28.26 - 30.08

  DWS I International            2013       5.30        1.35 - 1.40         18.56 - 18.62
     Sub-Account                 2012       2.19        1.35 - 1.40         18.96 - 19.02
                                 2011       1.83        1.35 - 1.40     (17.83) - (17.79)
                                 2010       2.18        1.35 - 1.40           0.21 - 0.26
                                 2009       4.39        1.35 - 1.40         31.67 - 31.73

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                  AS OF DECEMBER 31                          FOR THE YEAR ENDED DECEMBER 31
                                    ---------------------------------------------  -------------------------------------------------
                                                    UNIT VALUE                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                     LOWEST TO           NET          INCOME          LOWEST TO         LOWEST TO
                                        UNITS       HIGHEST ($)      ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                    ------------  ---------------  --------------  -------------  ----------------  ----------------
  Federated High Income Bond  2013         2,545            10.28          26,166       6.76               1.40                 5.50
     Sub-Account              2012         2,556             9.74          24,908       8.87               1.40                13.09
                              2011         3,549             8.62          30,572       8.62               1.40                 3.71
                              2010         3,566             8.31          29,620       7.89               1.40                13.13
                              2009         3,582             7.34          26,300       8.35               1.40                50.72

  Federated Kaufman           2013         5,836             7.70          44,907         --               1.40                38.18
     Sub-Account              2012         6,002             5.57          33,424         --               1.40                15.65
     (Commenced 3/15/2010)    2011        12,138             4.82          58,454       1.12               1.40              (14.47)
                              2010        14,184             5.63          79,874         --               1.40                13.09

  Fidelity VIP Asset Manager  2013     5,885,530    14.88 - 15.70      88,274,483       1.55        0.89 - 1.40        14.10 - 14.68
     Sub-Account              2012     6,517,939    13.04 - 13.69      85,640,352       1.49        0.89 - 1.40        10.91 - 11.48
                              2011     7,353,740    11.75 - 12.28      87,071,337       1.88        0.89 - 1.40      (3.91) - (3.42)
                              2010     8,263,984    12.22 - 12.71     101,784,889       1.66        0.89 - 1.40        12.67 - 13.26
                              2009     9,345,424    10.84 - 11.23     102,112,475       2.38        0.89 - 1.40        27.32 - 27.96

  Fidelity VIP Contrafund     2013    17,717,451     5.67 - 64.36     611,972,926       1.04        0.89 - 2.25        10.23 - 30.12
     Sub-Account              2012    15,604,750    12.42 - 49.54     471,113,726       1.36        0.89 - 2.25        13.71 - 15.38
                              2011    15,588,853    10.76 - 43.00     388,526,965       1.01        0.89 - 2.25      (4.80) - (3.38)
                              2010    15,707,574    11.14 - 44.59     379,741,596       1.25        0.89 - 2.25        14.51 - 16.18
                              2009    15,955,996     9.59 - 38.44     313,576,644       1.44        0.89 - 2.25        32.65 - 34.50

  Fidelity VIP Equity-Income  2013       341,560            17.43       5,954,600       2.41               1.40                26.37
     Sub-Account              2012       400,352            13.80       5,523,241       2.96               1.40                15.67
                              2011       460,289            11.93       5,489,918       2.37               1.40               (0.43)
                              2010       530,175            11.98       6,350,751       1.75               1.40                13.56
                              2009       619,856            10.55       6,538,981       2.24               1.40                28.40

  Fidelity VIP FundsManager   2013   158,954,030    12.73 - 12.88   2,033,793,788       1.55        1.90 - 2.05        12.57 - 12.74
     50% Sub-Account          2012    39,080,828    11.31 - 11.42     443,823,085       2.69        1.90 - 2.05          1.76 - 4.11
     (Commenced 7/23/2012)

  Fidelity VIP FundsManager   2013   333,151,686    12.05 - 12.16   4,031,523,824       1.16        1.90 - 2.05        16.21 - 16.38
     60% Sub-Account          2012   345,636,001    10.37 - 10.45   3,596,633,088       1.53        1.90 - 2.05          9.33 - 9.49
     (Commenced 10/15/2009)   2011   272,464,191      9.48 - 9.54   2,591,601,265       2.00        1.90 - 2.05      (4.01) - (3.87)
                              2010   118,824,451      9.88 - 9.93   1,176,598,687       2.72        1.90 - 2.05        11.32 - 11.49
                              2009     4,074,373      8.87 - 8.90      36,215,324       3.35        1.90 - 2.05          0.07 - 0.09

  Fidelity VIP Growth         2013     8,194,380    20.10 - 21.07     165,968,439       0.29        0.89 - 1.40        34.44 - 35.13
     Sub-Account              2012     9,085,626    14.95 - 15.59     136,799,312       0.59        0.89 - 1.40        13.09 - 13.67
                              2011     9,918,387    13.22 - 13.72     131,974,709       0.36        0.89 - 1.40      (1.19) - (0.68)
                              2010    10,951,340    13.38 - 13.81     147,385,504       0.28        0.89 - 1.40        22.44 - 23.08
                              2009    11,893,241    10.93 - 11.22     130,641,959       0.45        0.89 - 1.40        26.51 - 27.14

  Fidelity VIP Index 500      2013     3,091,556    22.53 - 23.73      69,677,247       1.84        0.89 - 1.35        30.47 - 31.07
     Sub-Account              2012     3,530,426    17.27 - 18.10      60,984,620       2.03        0.89 - 1.35        14.35 - 14.88
                              2011     3,976,112    15.10 - 15.76      60,061,917       1.87        0.89 - 1.35          0.67 - 1.14
                              2010     4,565,389    14.90 - 15.58      68,501,202       1.87        0.89 - 1.40        13.42 - 14.00
                              2009     5,300,313    13.22 - 13.67      70,079,047       2.52        0.89 - 1.35        24.91 - 25.48

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                         ---------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO          NET
                                             UNITS        HIGHEST ($)     ASSETS ($)
                                         ------------  ---------------  --------------
  Fidelity VIP Mid Cap             2013     7,792,671    52.90 - 61.01     446,581,942
     Sub-Account                   2012     7,598,912    39.68 - 45.33     324,832,892
                                   2011     6,289,465    35.30 - 39.95     237,701,501
                                   2010     4,364,581    40.36 - 45.24     187,246,537
                                   2009     3,075,278    31.99 - 35.52     103,784,411

  Fidelity VIP Money Market        2013     8,307,410     7.04 - 10.73      76,155,346
     Sub-Account                   2012     8,041,430     7.14 - 10.94      73,659,399
                                   2011     8,001,050     7.23 - 11.14      73,068,632
                                   2010     7,492,405     7.33 - 11.34      67,343,833
                                   2009     6,126,543     7.41 - 11.53      50,572,988

  Fidelity VIP Overseas            2013       447,143    12.41 - 14.19       5,925,521
     Sub-Account                   2012       509,517     9.62 - 11.02       5,241,037
                                   2011       540,072      8.06 - 9.24       4,664,192
                                   2010       593,728     9.85 - 11.30       6,266,276
                                   2009       663,667     8.81 - 10.11       6,282,775

  FTVIPT Franklin Income           2013     4,919,666    48.59 - 67.20     297,821,470
     Securities Sub-Account        2012     4,708,870    43.62 - 59.54     253,164,341
                                   2011     4,290,472    39.61 - 53.36     206,611,149
                                   2010     3,722,732    39.56 - 52.61     176,548,647
                                   2009     3,157,996    35.91 - 47.14     134,091,525

  FTVIPT Franklin Small Cap        2013     9,184,423    13.56 - 14.30     128,048,983
     Value Securities Sub-Account  2012     8,321,925    10.13 - 10.60      86,296,073
                                   2011     5,710,847      8.71 - 9.04      50,705,697
                                   2010     3,178,430      9.21 - 9.48      29,718,643
                                   2009     1,787,114      7.31 - 7.46      13,205,263

  FTVIPT Mutual Shares             2013     5,477,366    26.11 - 30.73     156,078,571
     Securities Sub-Account        2012     5,768,385    20.75 - 24.19     129,780,562
                                   2011     5,952,328    18.51 - 21.38     118,532,870
                                   2010     5,431,435    19.07 - 21.81     110,507,146
                                   2009     4,784,657    17.47 - 19.80      88,554,450

  FTVIPT Templeton Foreign         2013     2,457,017    16.25 - 38.21      87,721,293
     Securities Sub-Account        2012     2,730,167    13.46 - 31.61      80,788,377
                                   2011     2,720,421    11.59 - 27.19      69,009,193
                                   2010     2,782,005    13.20 - 30.95      79,683,759
                                   2009     2,655,441    12.40 - 29.04      70,515,555

  FTVIPT Templeton Global          2013    12,950,902    18.47 - 20.82     254,683,414
     Bond Securities Sub-Account   2012    11,067,808    18.50 - 20.69     217,063,429
                                   2011     8,104,261    16.36 - 18.15     139,986,041
                                   2010     4,997,591    16.79 - 18.48      88,294,177
                                   2009     2,853,081    14.93 - 16.31      44,636,060

  Invesco V.I. American            2013        22,147             7.39         163,713
     Franchise Sub-Account         2012        28,015             5.35         149,862
                                   2011        18,874             4.77          90,033
                                   2010        25,363             5.16         130,764
                                   2009        26,829             4.36         117,046

                                                   FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------
  Fidelity VIP Mid Cap             2013       0.28        0.95 - 1.90         33.31 - 34.59
     Sub-Account                   2012       0.43        0.95 - 1.90         12.40 - 13.47
                                   2011       0.03        0.95 - 1.90     (12.53) - (11.70)
                                   2010       0.14        0.95 - 1.90         26.16 - 27.36
                                   2009       0.54        0.95 - 1.90         37.12 - 38.43

  Fidelity VIP Money Market        2013       0.02        0.89 - 2.05       (2.01) - (0.86)
     Sub-Account                   2012       0.12        0.89 - 2.05       (1.93) - (0.76)
                                   2011       0.09        0.89 - 2.05       (1.94) - (0.77)
                                   2010       0.17        0.89 - 2.05       (1.82) - (0.65)
                                   2009       0.71        0.89 - 2.05       (0.68) - (0.17)

  Fidelity VIP Overseas            2013       1.34        1.15 - 1.40         28.62 - 28.95
     Sub-Account                   2012       1.97        1.15 - 1.40         19.05 - 19.35
                                   2011       1.35        1.15 - 1.40     (18.32) - (18.12)
                                   2010       1.39        1.15 - 1.40         11.54 - 11.82
                                   2009       2.17        1.15 - 1.40         24.78 - 25.09

  FTVIPT Franklin Income           2013       6.33        0.95 - 2.25         11.41 - 12.86
     Securities Sub-Account        2012       6.44        0.95 - 2.25         10.13 - 11.58
                                   2011       5.75        0.95 - 2.25           0.11 - 1.42
                                   2010       6.60        0.95 - 2.25         10.17 - 11.61
                                   2009       8.01        0.95 - 2.25         32.58 - 34.31

  FTVIPT Franklin Small Cap        2013       1.31        0.95 - 1.75         33.88 - 34.95
     Value Securities Sub-Account  2012       0.78        0.95 - 1.75         16.32 - 17.26
                                   2011       0.66        0.95 - 1.75       (5.43) - (4.67)
                                   2010       0.73        0.95 - 1.75         26.00 - 27.01
                                   2009       1.66        0.95 - 1.75         26.91 - 27.94

  FTVIPT Mutual Shares             2013       2.10        0.95 - 1.90         25.85 - 27.05
     Securities Sub-Account        2012       2.06        0.95 - 1.90         12.08 - 13.16
                                   2011       2.42        0.95 - 1.90       (2.90) - (1.98)
                                   2010       1.62        0.95 - 1.90          9.10 - 10.14
                                   2009       2.02        0.95 - 1.90         23.67 - 24.86

  FTVIPT Templeton Foreign         2013       2.38        1.55 - 2.30         20.18 - 21.08
     Securities Sub-Account        2012       3.02        1.55 - 2.30         15.53 - 16.41
                                   2011       1.71        1.55 - 2.30     (12.66) - (12.00)
                                   2010       1.88        1.55 - 2.30           5.94 - 6.74
                                   2009       3.05        1.55 - 2.30         33.93 - 34.94

  FTVIPT Templeton Global          2013       4.75        0.95 - 1.75         (0.13) - 0.67
     Bond Securities Sub-Account   2012       6.42        0.95 - 1.75         13.06 - 13.97
                                   2011       5.46        0.95 - 1.75       (2.58) - (1.81)
                                   2010       1.36        0.95 - 1.75         12.46 - 13.36
                                   2009      14.21        0.95 - 1.75         16.62 - 17.56

  Invesco V.I. American            2013       0.42               1.40                 38.19
     Franchise Sub-Account         2012         --               1.40                 12.14
                                   2011         --               1.40                (7.49)
                                   2010         --               1.40                 18.18
                                   2009       0.11               1.40                 63.78

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                      ----------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                          UNITS        HIGHEST ($)      ASSETS ($)
                                      ------------  ----------------  --------------
  Invesco V.I. American Value   2013     5,963,473     15.53 - 16.44      95,295,929
     Sub-Account                2012     5,515,798     11.80 - 12.39      66,684,996
                                2011     4,490,470     10.26 - 10.68      47,014,117
                                2010     2,673,648     10.35 - 10.70      28,139,044
                                2009     1,763,519       8.62 - 8.84      15,401,650

  Invesco V.I. Core Equity      2013        39,835              6.27         249,696
     Sub-Account                2012        49,005              4.92         241,009
                                2011        63,191              4.38         276,761
                                2010        88,640              4.44         393,933
                                2009        99,143              4.11         407,845

  Invesco V.I. Equity and       2013    31,328,255      6.09 - 21.69     649,322,698
     Income Sub-Account         2012    29,563,858      4.93 - 17.54     496,945,594
                                2011    27,370,136      4.44 - 15.75     414,357,262
                                2010    22,199,448     14.98 - 16.11     345,124,808
                                2009    17,747,381     13.63 - 14.52     249,400,082

  Invesco V.I. Global Real      2013     3,254,580       8.95 - 9.48      29,993,323
     Estate Sub-Account         2012     2,556,360       8.90 - 9.34      23,302,577
                                2011     1,863,096       7.08 - 7.38      13,467,264
                                2010     1,148,943       7.73 - 7.98       9,028,134
                                2009       704,385       6.71 - 6.88       4,786,308

  Invesco V.I. Growth and       2013    13,799,854      9.57 - 36.41     365,970,613
     Income Sub-Account         2012    13,407,203      7.24 - 27.48     268,230,013
                                2011    11,777,382      6.40 - 24.26     206,338,231
                                2010     9,061,763      6.63 - 25.06     160,437,278
                                2009     6,896,039      5.97 - 22.55     107,604,807

  Invesco V.I. International    2013     8,901,354      9.17 - 34.47     281,999,206
     Growth Sub-Account         2012     8,127,475      7.81 - 29.32     219,783,700
                                2011     6,481,068      6.86 - 25.68     154,099,050
                                2010     4,327,573      7.46 - 27.87     111,888,065
                                2009     2,818,925      6.70 - 24.98      65,315,391

  Janus Aspen Global Research   2013           721              9.35           6,748
     Sub-Account                2012           769              7.35           5,653
                                2011           769              6.17           4,750
                                2010           901              7.22           6,506
                                2009           999              6.29           6,285

  LMPVET ClearBridge Variable   2013    11,979,001     15.00 - 25.98     280,745,200
     Aggressive Growth          2012    11,687,754     10.38 - 17.75     186,988,862
     Sub-Account                2011    11,855,614      8.94 - 15.09     160,839,221
                                2010    11,742,971      8.92 - 14.87     156,471,918
                                2009    11,503,827      7.29 - 12.01     123,705,924

  LMPVET ClearBridge Variable   2013     2,922,291     37.21 - 48.58     129,253,563
     All Cap Value Sub-Account  2012     3,081,671     28.81 - 37.11     104,446,756
                                2011     3,213,146     25.64 - 32.59      95,718,136
                                2010     3,100,875     27.97 - 35.07      99,528,233
                                2009     2,989,079     24.54 - 30.36      83,258,408

                                                FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  ----------------
  Invesco V.I. American Value   2013       0.57        0.95 - 1.75        31.61 - 32.67
     Sub-Account                2012       0.68        0.95 - 1.75        15.03 - 15.96
                                2011       0.72        0.95 - 1.75      (0.92) - (0.12)
                                2010       0.80        0.95 - 1.75        20.06 - 21.03
                                2009       1.18        0.95 - 1.75        36.75 - 37.84

  Invesco V.I. Core Equity      2013       1.36               1.40                27.45
     Sub-Account                2012       0.91               1.40                12.29
                                2011       0.92               1.40               (1.44)
                                2010       0.95               1.40                 8.02
                                2009       1.76               1.40                26.51

  Invesco V.I. Equity and       2013       1.54        0.95 - 1.90        22.54 - 23.71
     Income Sub-Account         2012       1.85        0.95 - 1.90        10.26 - 11.32
                                2011       1.69        0.95 - 1.90      (8.77) - (2.23)
                                2010       1.92        0.95 - 1.90         9.92 - 10.97
                                2009       2.82        0.95 - 1.90        20.19 - 21.33

  Invesco V.I. Global Real      2013       3.98        0.95 - 1.75          0.66 - 1.47
     Estate Sub-Account         2012       0.48        0.95 - 1.75        25.62 - 26.63
                                2011       4.22        0.95 - 1.75      (8.34) - (7.62)
                                2010       5.55        0.95 - 1.75        15.19 - 16.13
                                2009         --        0.95 - 1.75        28.83 - 29.86

  Invesco V.I. Growth and       2013       1.31        0.95 - 1.90        31.25 - 32.50
     Income Sub-Account         2012       1.36        0.95 - 1.90        12.18 - 13.26
                                2011       1.13        0.95 - 1.90      (4.10) - (3.18)
                                2010       0.09        0.95 - 1.90        10.09 - 11.13
                                2009       3.60        0.95 - 1.90        21.78 - 22.94

  Invesco V.I. International    2013       1.10        0.95 - 1.75        16.66 - 17.60
     Growth Sub-Account         2012       1.38        0.95 - 1.75        13.25 - 14.16
                                2011       1.06        0.95 - 1.75      (8.60) - (7.87)
                                2010       2.01        0.95 - 1.75        10.66 - 11.55
                                2009       1.74        0.95 - 1.75        32.57 - 33.63

  Janus Aspen Global Research   2013       1.21               0.89                27.29
     Sub-Account                2012       0.89               0.89                19.01
                                2011       0.58               0.89              (14.50)
                                2010       0.61               0.89                14.80
                                2009       1.43               0.89                36.49

  LMPVET ClearBridge Variable   2013       0.28        0.95 - 2.30        44.42 - 46.38
     Aggressive Growth          2012       0.43        0.95 - 2.30        16.01 - 17.60
     Sub-Account                2011       0.20        0.95 - 2.30          0.15 - 1.50
                                2010       0.15        0.95 - 2.30        22.17 - 23.83
                                2009         --        0.95 - 2.30        31.51 - 33.30

  LMPVET ClearBridge Variable   2013       1.40        0.95 - 2.30        29.16 - 30.92
     All Cap Value Sub-Account  2012       1.72        0.95 - 2.30        12.35 - 13.89
                                2011       1.41        0.95 - 2.30      (8.32) - (7.08)
                                2010       1.79        0.95 - 2.30        13.96 - 15.50
                                2009       1.44        0.95 - 2.30        26.41 - 28.14

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  --------------
  LMPVET ClearBridge Variable     2013     8,604,407    38.78 - 51.73     405,286,221
     Appreciation Sub-Account     2012     7,908,912    30.52 - 40.17     290,191,379
                                  2011     7,021,537    26.94 - 34.98     224,680,370
                                  2010     5,515,253    26.87 - 34.42     173,626,503
                                  2009     4,134,838    24.41 - 30.85     116,657,409

  LMPVET ClearBridge Variable     2013    10,244,154    12.44 - 20.09     191,169,653
     Equity Income Sub-Account    2012     9,055,914    10.11 - 16.14     134,931,130
                                  2011     8,013,455     9.06 - 14.28     103,322,855
                                  2010     6,778,039    10.29 - 13.39      81,006,913
                                  2009     6,144,958     9.34 - 12.06      64,946,351

  LMPVET ClearBridge Variable     2013       242,954    18.99 - 21.53       5,012,390
     Large Cap Growth             2012       283,429    14.10 - 15.86       4,312,254
     Sub-Account                  2011       363,040    11.99 - 13.38       4,673,796
                                  2010       459,350    12.35 - 13.67       6,065,533
                                  2009       557,417    11.50 - 12.63       6,818,703

  LMPVET ClearBridge Variable     2013       319,601    19.77 - 22.45       6,892,954
     Large Cap Value Sub-Account  2012       286,427    15.28 - 17.21       4,743,489
                                  2011       265,335    13.42 - 15.00       3,836,359
                                  2010       194,899    13.09 - 14.51       2,729,796
                                  2009       196,692    12.23 - 13.45       2,559,454

  LMPVET ClearBridge Variable     2013     4,102,827    22.63 - 31.63     112,499,020
     Small Cap Growth             2012     3,457,289    15.75 - 21.71      64,881,494
     Sub-Account                  2011     2,686,955    13.50 - 18.35      42,564,777
                                  2010     2,149,625    13.62 - 18.28      33,662,804
                                  2009     1,757,714    11.13 - 14.74      21,966,842

  LMPVET Investment Counsel       2013         7,932    34.52 - 37.64         292,286
     Variable Social Awareness    2012         9,185    29.64 - 32.19         289,329
     Sub-Account                  2011        17,377    27.28 - 29.51         501,373
                                  2010        17,424    27.81 - 29.97         510,680
                                  2009        19,412    25.28 - 27.12         515,712

  LMPVET Variable Lifestyle       2013     2,011,433    20.00 - 23.49      44,101,401
     Allocation 50% Sub-Account   2012     1,699,443    17.68 - 20.56      32,620,028
                                  2011     1,414,982    15.93 - 17.95      24,265,695
                                  2010       769,522    16.05 - 17.94      13,086,823
                                  2009       487,451    14.30 - 15.06       7,231,568

  LMPVET Variable Lifestyle       2013       121,395    18.11 - 19.37       2,304,999
     Allocation 70% Sub-Account   2012       162,342    15.15 - 16.14       2,573,509
                                  2011       219,583    13.47 - 14.30       3,086,943
                                  2010       236,121    13.81 - 14.60       3,395,287
                                  2009       271,548    12.24 - 12.89       3,447,350

  LMPVET Variable Lifestyle       2013     4,790,185    18.14 - 21.30      95,074,284
     Allocation 85% Sub-Account   2012     5,015,187    14.61 - 17.00      79,817,339
                                  2011     4,732,454    12.85 - 14.81      65,879,472
                                  2010     4,289,092    13.41 - 15.30      62,035,149
                                  2009     3,756,486    11.81 - 13.35      47,576,561

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        -------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                           INCOME          LOWEST TO         LOWEST TO
                                          RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        -------------  ----------------  ----------------
  LMPVET ClearBridge Variable     2013       1.29        0.95 - 2.30        27.05 - 28.77
     Appreciation Sub-Account     2012       1.75        0.95 - 2.30        13.30 - 14.85
                                  2011       1.77        0.95 - 2.30          0.28 - 1.64
                                  2010       1.83        0.95 - 2.30        10.07 - 11.56
                                  2009       2.45        0.95 - 2.30        19.34 - 20.96

  LMPVET ClearBridge Variable     2013       1.65        0.95 - 2.30        23.08 - 24.49
     Equity Income Sub-Account    2012       3.04        0.95 - 2.30        11.60 - 12.99
                                  2011       3.39        0.95 - 2.30        (2.15) - 6.69
                                  2010       4.09        0.95 - 1.90        10.01 - 11.06
                                  2009       3.37        0.95 - 1.90        20.32 - 21.47

  LMPVET ClearBridge Variable     2013       0.51        1.50 - 2.30        34.72 - 35.80
     Large Cap Growth             2012       0.66        1.50 - 2.30        17.60 - 18.55
     Sub-Account                  2011       0.42        1.50 - 2.30      (2.91) - (2.12)
                                  2010       0.11        1.50 - 2.30          7.34 - 8.19
                                  2009       0.27        1.50 - 2.30        39.14 - 40.27

  LMPVET ClearBridge Variable     2013       1.77        1.50 - 2.30        29.36 - 30.40
     Large Cap Value Sub-Account  2012       2.37        1.50 - 2.30        13.84 - 14.76
                                  2011       2.82        1.50 - 2.30          2.57 - 3.39
                                  2010       3.02        1.50 - 2.30          6.98 - 7.83
                                  2009       1.95        1.50 - 2.30        21.66 - 22.65

  LMPVET ClearBridge Variable     2013       0.05        0.95 - 2.30        43.71 - 45.66
     Small Cap Growth             2012       0.42        0.95 - 2.30        16.70 - 18.29
     Sub-Account                  2011         --        0.95 - 2.30        (0.91) - 0.43
                                  2010         --        0.95 - 2.30        22.34 - 24.00
                                  2009         --        0.95 - 2.30        39.53 - 41.42

  LMPVET Investment Counsel       2013       0.83        1.50 - 1.90        16.47 - 16.94
     Variable Social Awareness    2012       1.06        1.50 - 1.90          8.62 - 9.06
     Sub-Account                  2011       1.20        1.50 - 1.90      (1.89) - (1.51)
                                  2010       1.24        1.50 - 1.90        10.04 - 10.48
                                  2009       1.43        1.50 - 1.90        20.53 - 21.01

  LMPVET Variable Lifestyle       2013       2.21        0.95 - 1.90        13.16 - 14.24
     Allocation 50% Sub-Account   2012       2.95        0.95 - 1.90        10.96 - 12.02
                                  2011       3.19        1.10 - 1.90        (0.73) - 0.07
                                  2010       4.10        1.10 - 1.90         6.21 - 12.65
                                  2009       5.06        1.50 - 1.90        29.83 - 30.35

  LMPVET Variable Lifestyle       2013       1.41        1.50 - 1.90        19.53 - 20.01
     Allocation 70% Sub-Account   2012       2.16        1.50 - 1.90        12.43 - 12.88
                                  2011       1.88        1.50 - 1.90      (2.45) - (2.06)
                                  2010       2.04        1.50 - 1.90        12.84 - 13.30
                                  2009       3.60        1.50 - 1.90        30.41 - 30.93

  LMPVET Variable Lifestyle       2013       1.66        0.95 - 1.90        24.12 - 25.30
     Allocation 85% Sub-Account   2012       1.84        0.95 - 1.90        13.70 - 14.79
                                  2011       1.55        0.95 - 1.90      (4.15) - (3.23)
                                  2010       1.73        0.95 - 1.90        13.52 - 14.60
                                  2009       2.64        0.95 - 1.90        29.99 - 31.22

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------
  LMPVIT Western Asset           2013     4,386,878    20.82 - 25.72     104,740,451
     Variable Global High Yield  2012     4,039,328    20.05 - 24.44      91,771,912
     Bond Sub-Account            2011     3,594,817    17.34 - 20.85      69,717,903
                                 2010     3,170,899    17.44 - 20.70      61,092,507
                                 2009     2,845,850    15.53 - 18.18      48,249,580

  MFS VIT Investors Trust        2013         3,517             7.38          25,951
     Sub-Account                 2012         3,616             5.67          20,488
                                 2011         7,050             4.82          33,994
                                 2010         8,683             5.00          43,404
                                 2009        11,563             4.56          52,758

  MFS VIT New Discovery          2013         3,294            13.97          46,020
     Sub-Account                 2012         4,161            10.01          41,661
                                 2011         4,939             8.38          41,374
                                 2010         4,951             9.47          46,865
                                 2009         6,461             7.04          45,491

  MFS VIT Research Sub-Account   2013         8,132             7.85          63,835
                                 2012         8,335             6.02          50,155
                                 2011         8,675             5.20          45,142
                                 2010        21,202             5.30         112,388
                                 2009        23,944             4.64         111,057

  MIST AllianceBernstein         2013   286,256,086    11.32 - 11.74   3,313,674,192
     Global Dynamic Allocation   2012   267,334,005    10.40 - 10.66   2,823,843,417
     Sub-Account                 2011   168,434,681      9.68 - 9.75   1,639,379,077
     (Commenced 5/2/2011)

  MIST American Funds            2013   276,830,535    11.83 - 12.78   3,430,387,038
     Balanced Allocation         2012   292,605,761    10.22 - 10.89   3,106,060,329
     Sub-Account                 2011   306,967,734      9.22 - 9.69   2,914,777,188
                                 2010   251,644,506     9.64 - 10.00   2,478,289,324
                                 2009   147,529,141      8.80 - 9.00   1,315,175,709

  MIST American Funds Growth     2013   147,794,512    11.83 - 12.67   1,828,322,375
     Allocation Sub-Account      2012   149,020,463     9.68 - 10.24   1,496,665,592
                                 2011   159,224,115      8.53 - 8.92   1,398,390,722
                                 2010   155,386,301      9.17 - 9.47   1,454,861,016
                                 2009   139,002,030      8.27 - 8.44   1,164,848,803

  MIST American Funds Growth     2013    59,593,818     1.29 - 12.90     632,386,636
     Sub-Account                 2012    54,812,434     9.59 - 10.07     545,665,799
                                 2011    64,256,598      8.36 - 8.69     553,292,806
                                 2010    52,406,611      8.97 - 9.23     480,253,525
                                 2009    30,278,080      7.76 - 7.90     238,097,827

  MIST American Funds            2013   147,773,215    11.61 - 12.53   1,796,366,977
     Moderate Allocation         2012   159,499,085    10.47 - 11.15   1,734,325,945
     Sub-Account                 2011   168,982,398     9.67 - 10.16   1,683,464,896
                                 2010   143,876,667     9.88 - 10.25   1,452,175,003
                                 2009    89,994,728      9.20 - 9.42     839,089,528

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  LMPVIT Western Asset           2013       6.19        0.95 - 2.30          3.85 - 5.27
     Variable Global High Yield  2012       7.84        0.95 - 2.30        15.62 - 17.20
     Bond Sub-Account            2011       8.38        0.95 - 2.30        (0.59) - 0.75
                                 2010       9.47        0.95 - 2.30        12.31 - 13.83
                                 2009      11.34        0.95 - 2.30        52.02 - 54.08

  MFS VIT Investors Trust        2013       1.10               1.40                30.22
     Sub-Account                 2012       0.67               1.40                17.52
                                 2011       0.90               1.40               (3.54)
                                 2010       1.30               1.40                 9.56
                                 2009       1.77               1.40                25.15

  MFS VIT New Discovery          2013         --               1.40                39.55
     Sub-Account                 2012         --               1.40                19.53
                                 2011         --               1.40              (11.51)
                                 2010         --               1.40                34.44
                                 2009         --               1.40                60.90

  MFS VIT Research Sub-Account   2013       0.33               1.40                30.45
                                 2012       0.79               1.40                15.63
                                 2011       0.72               1.40               (1.83)
                                 2010       0.92               1.40                14.29
                                 2009       1.44               1.40                28.73

  MIST AllianceBernstein         2013       1.28        0.90 - 2.35         8.56 - 10.15
     Global Dynamic Allocation   2012       0.10        0.90 - 2.35          3.45 - 8.82
     Sub-Account                 2011       0.87        1.15 - 2.25      (3.18) - (2.47)
     (Commenced 5/2/2011)

  MIST American Funds            2013       1.37        1.00 - 2.35        15.78 - 17.35
     Balanced Allocation         2012       1.69        1.00 - 2.35        10.88 - 12.39
     Sub-Account                 2011       1.26        1.00 - 2.35      (4.39) - (3.10)
                                 2010       1.01        1.00 - 2.35         9.55 - 11.05
                                 2009         --        1.00 - 2.35        20.40 - 27.85

  MIST American Funds Growth     2013       1.00        1.15 - 2.35        22.20 - 23.68
     Allocation Sub-Account      2012       1.21        1.15 - 2.35        13.45 - 14.82
                                 2011       1.10        1.15 - 2.35      (6.95) - (5.82)
                                 2010       0.89        1.15 - 2.35        10.86 - 12.18
                                 2009         --        1.15 - 2.35        30.93 - 32.51

  MIST American Funds Growth     2013       0.44        0.95 - 2.35        11.27 - 28.11
     Sub-Account                 2012       0.33        1.30 - 2.35        14.67 - 15.89
                                 2011       0.35        1.30 - 2.35      (6.81) - (5.83)
                                 2010       0.20        1.30 - 2.35        15.57 - 16.79
                                 2009         --        1.30 - 2.35        35.67 - 37.09

  MIST American Funds            2013       1.65        1.00 - 2.35        10.88 - 12.39
     Moderate Allocation         2012       2.04        1.00 - 2.35          8.25 - 9.73
     Sub-Account                 2011       1.54        1.00 - 2.35      (2.14) - (0.81)
                                 2010       1.41        1.00 - 2.35          7.36 - 8.82
                                 2009         --        1.00 - 2.35        15.69 - 21.98

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  MIST AQR Global Risk          2013   295,108,196     9.93 - 11.09   3,248,475,977
     Balanced Sub-Account       2012   324,843,850    10.42 - 11.61   3,753,309,463
     (Commenced 5/2/2011)       2011   179,038,392    10.54 - 10.62   1,898,124,083

  MIST BlackRock Global         2013   487,574,727    10.92 - 11.35   5,457,878,761
     Tactical Strategies        2012   471,913,542    10.13 - 10.38   4,856,824,935
     Sub-Account                2011   297,189,715      9.51 - 9.58   2,842,712,285
     (Commenced 5/2/2011)

  MIST BlackRock High Yield     2013    10,783,682    14.92 - 28.32     265,149,806
     Sub-Account                2012    11,949,833    13.83 - 26.13     276,977,302
                                2011    10,891,616    12.03 - 21.28     221,624,841
                                2010     9,034,810    11.92 - 21.07     182,367,303
                                2009     5,656,394    16.02 - 18.43     100,278,538

  MIST BlackRock Large Cap      2013     1,260,254    12.25 - 14.84      16,869,650
     Core Sub-Account           2012     1,423,242     9.34 - 11.16      14,439,147
                                2011     1,414,721      8.42 - 9.34      12,849,849
                                2010     1,044,239      8.60 - 9.47       9,613,588
                                2009       613,169      7.82 - 8.54       5,078,728

  MIST Clarion Global Real      2013    11,099,591    15.36 - 17.68     182,673,922
     Estate Sub-Account         2012    10,967,900    15.19 - 17.23     177,317,957
                                2011    11,304,866    12.34 - 13.38     147,447,056
                                2010     9,934,760    13.39 - 14.36     139,330,754
                                2009     7,999,282    11.80 - 12.53      98,120,895

  MIST ClearBridge Aggressive   2013       604,793  145.80 - 224.52     119,068,960
     Growth II Sub-Account      2012       687,043  115.55 - 176.62     106,823,115
                                2011       543,584   96.27 - 146.05      68,769,080
                                2010       397,905  106.29 - 160.04      53,356,686
                                2009       192,470   99.16 - 121.06      21,865,637

  MIST ClearBridge Aggressive   2013    36,299,683    10.84 - 13.77     451,710,565
     Growth Sub-Account         2012    33,802,849      7.55 - 9.54     292,871,764
                                2011    35,764,496      6.45 - 7.78     265,479,062
                                2010    13,863,499      6.97 - 7.63     102,505,758
                                2009    12,110,468      5.76 - 6.24      73,409,292

  MIST Goldman Sachs Mid Cap    2013     7,939,384    19.93 - 22.07     170,038,386
     Value Sub-Account          2012     8,486,283    15.38 - 16.85     139,211,779
                                2011     9,263,271    13.34 - 14.45     130,696,272
                                2010     7,332,195    14.57 - 15.63     112,015,664
                                2009     6,218,018    12.01 - 12.74      77,628,353

  MIST Harris Oakmark           2013    25,769,452    23.43 - 29.23     693,983,244
     International Sub-Account  2012    25,722,293    18.33 - 22.61     538,939,254
                                2011    28,033,038    14.49 - 17.04     461,860,538
                                2010    23,589,953    17.23 - 20.14     459,739,197
                                2009    18,176,767    15.11 - 17.52     309,481,262

  MIST Invesco Balanced-Risk    2013   800,860,953      1.04 - 1.06     843,160,697
     Allocation Sub-Account     2012   631,214,101      1.04 - 1.05     661,422,417
     (Commenced 4/30/2012)

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST AQR Global Risk          2013       2.09        0.90 - 2.35       (5.64) - (4.26)
     Balanced Sub-Account       2012       0.44        0.90 - 2.35           3.72 - 9.29
     (Commenced 5/2/2011)       2011       3.00        1.15 - 2.25           1.94 - 2.70

  MIST BlackRock Global         2013       1.36        0.90 - 2.35           7.75 - 9.32
     Tactical Strategies        2012         --        0.90 - 2.35           3.27 - 7.89
     Sub-Account                2011       1.37        1.15 - 2.25       (4.84) - (4.14)
     (Commenced 5/2/2011)

  MIST BlackRock High Yield     2013       7.02        0.90 - 2.35           6.79 - 8.35
     Sub-Account                2012       7.05        0.90 - 2.35          7.68 - 15.15
                                2011       6.52        1.20 - 2.35         (0.03) - 1.12
                                2010       5.88        1.20 - 2.35          5.99 - 14.28
                                2009       3.54        1.30 - 2.35         43.24 - 44.75

  MIST BlackRock Large Cap      2013       1.28        0.90 - 2.30         31.12 - 32.97
     Core Sub-Account           2012       1.07        0.90 - 2.30        (0.27) - 11.75
                                2011       0.92        1.55 - 2.30       (2.06) - (1.33)
                                2010       1.06        1.55 - 2.30         10.01 - 10.85
                                2009       1.34        1.55 - 2.30         16.49 - 17.35

  MIST Clarion Global Real      2013       6.85        0.90 - 2.35           1.14 - 2.62
     Estate Sub-Account         2012       2.03        0.90 - 2.35          9.18 - 24.35
                                2011       3.80        1.30 - 2.35       (7.78) - (6.80)
                                2010       7.76        1.30 - 2.35         13.41 - 14.61
                                2009       3.11        1.30 - 2.35         31.61 - 33.00

  MIST ClearBridge Aggressive   2013       0.63        1.30 - 2.35         25.80 - 27.13
     Growth II Sub-Account      2012       0.29        1.30 - 2.35         19.66 - 20.94
                                2011       1.69        1.30 - 2.35       (9.69) - (8.74)
                                2010       1.30        1.30 - 2.35           3.20 - 8.00
                                2009         --        1.55 - 2.30         39.96 - 41.01

  MIST ClearBridge Aggressive   2013       0.22        0.90 - 2.35         42.22 - 44.30
     Growth Sub-Account         2012       0.02        0.90 - 2.35          3.28 - 17.38
                                2011         --        0.95 - 2.35         (9.34) - 1.91
                                2010         --        1.30 - 2.35         20.92 - 22.20
                                2009         --        1.30 - 2.35         29.87 - 31.23

  MIST Goldman Sachs Mid Cap    2013       0.89        1.30 - 2.35         29.57 - 30.94
     Value Sub-Account          2012       0.59        1.30 - 2.35         15.36 - 16.58
                                2011       0.48        1.30 - 2.35       (8.46) - (7.50)
                                2010       0.92        1.30 - 2.35         21.35 - 22.63
                                2009       1.25        1.30 - 2.35         29.24 - 30.59

  MIST Harris Oakmark           2013       2.44        0.95 - 2.35         27.46 - 29.26
     International Sub-Account  2012       1.63        0.95 - 2.35         15.61 - 27.58
                                2011         --        1.30 - 2.35     (16.24) - (15.36)
                                2010       1.82        1.30 - 2.35         13.71 - 14.92
                                2009       7.66        1.30 - 2.35         43.46 - 53.06

  MIST Invesco Balanced-Risk    2013         --        0.90 - 2.35         (0.50) - 0.95
     Allocation Sub-Account     2012       0.55        0.90 - 2.35           3.03 - 4.04
     (Commenced 4/30/2012)

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      --------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                          UNITS       HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  -------------
  MIST Invesco Comstock         2013    26,889,264    14.36 - 22.42    443,561,923
     Sub-Account                2012    26,662,653    10.86 - 16.72    329,458,802
                                2011    25,137,797     9.39 - 14.24    266,463,408
                                2010    21,172,822     9.76 - 14.59    230,561,318
                                2009    16,791,760     8.70 - 12.82    161,042,507

  MIST Invesco Mid Cap Value    2013     4,619,902    30.27 - 38.39    158,040,375
     Sub-Account                2012     5,175,603    23.78 - 29.73    138,149,492
                                2011     5,366,862    21.23 - 24.69    127,004,689
                                2010     4,351,943    22.57 - 25.97    108,323,379
                                2009     3,034,782    18.41 - 20.96     60,902,685

  MIST Invesco Small Cap        2013    13,003,134    22.53 - 27.31    319,189,345
     Growth Sub-Account         2012    13,528,657    16.44 - 19.61    240,468,780
                                2011    13,942,780    14.22 - 16.69    212,672,795
                                2010    11,943,258    14.70 - 16.99    186,610,558
                                2009    11,180,366    11.92 - 13.55    140,473,926

  MIST JPMorgan Core Bond       2013    29,439,490    10.12 - 10.75    311,869,932
     Sub-Account                2012    31,242,391    10.69 - 11.23    346,492,447
                                2011    32,528,572    10.43 - 10.84    349,346,240
                                2010    26,655,400    10.10 - 10.38    274,791,792
                                2009    14,305,838      9.74 - 9.92    141,146,685

  MIST JPMorgan Global Active   2013   649,853,969      1.13 - 1.16    746,849,717
     Allocation Sub-Account     2012   269,034,003      1.04 - 1.05    282,572,135
     (Commenced 4/30/2012)

  MIST JPMorgan Small Cap       2013     1,455,583    18.28 - 20.23     27,866,566
     Value Sub-Account          2012     1,643,159    14.04 - 15.36     24,014,976
                                2011     1,650,824    12.42 - 13.17     21,224,281
                                2010     1,677,961    14.14 - 14.87     24,426,974
                                2009     1,579,618    12.10 - 12.62     19,575,088

  MIST Loomis Sayles Global     2013    10,842,823    15.69 - 17.47    180,595,781
     Markets Sub-Account        2012    12,318,466    13.71 - 14.91    177,780,410
                                2011    13,161,956    12.01 - 12.74    165,018,207
                                2010    10,620,691    12.48 - 13.10    137,171,845
                                2009     7,198,911    10.47 - 10.88     77,383,467

  MIST Lord Abbett Bond         2013     9,341,018     9.99 - 32.33    259,294,487
     Debenture Sub-Account      2012    10,178,078     9.36 - 30.15    266,010,291
                                2011    10,848,076     8.39 - 26.88    255,107,548
                                2010    11,708,304     8.12 - 25.87    267,920,695
                                2009    11,953,991     7.27 - 23.06    245,913,998

  MIST Met/Eaton Vance          2013     7,519,969    10.76 - 11.18     83,115,837
     Floating Rate Sub-Account  2012     5,007,151    10.61 - 10.91     54,197,004
     (Commenced 5/3/2010)       2011     4,263,176    10.13 - 10.30     43,696,769
                                2010     1,600,145    10.16 - 10.23     16,334,315

  MIST Met/Franklin Low         2013    14,050,793     9.78 - 10.16    140,307,146
     Duration Total Return      2012     4,349,231     9.92 - 10.14     43,609,944
     Sub-Account                2011     2,835,514      9.70 - 9.78     27,661,832
     (Commenced 5/2/2011)

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST Invesco Comstock         2013       1.07        0.90 - 2.35         32.25 - 34.18
     Sub-Account                2012       1.22        0.90 - 2.35          5.55 - 17.40
                                2011       1.09        0.95 - 2.35       (3.76) - (2.39)
                                2010       1.45        0.95 - 2.35         12.19 - 13.80
                                2009       1.11        0.95 - 2.35         23.63 - 30.57

  MIST Invesco Mid Cap Value    2013       0.74        0.90 - 2.35         27.28 - 29.14
     Sub-Account                2012       0.40        0.90 - 2.35          2.26 - 13.21
                                2011       0.51        1.30 - 2.35       (5.93) - (4.94)
                                2010       0.55        1.30 - 2.35         22.62 - 23.91
                                2009       1.74        1.30 - 2.35         23.59 - 24.90

  MIST Invesco Small Cap        2013       0.23        0.89 - 2.35         36.92 - 39.29
     Growth Sub-Account         2012         --        0.89 - 2.35         15.47 - 17.45
                                2011         --        0.89 - 2.35       (3.37) - (1.73)
                                2010         --        0.89 - 2.35         23.26 - 25.35
                                2009         --        0.89 - 2.35         30.70 - 33.03

  MIST JPMorgan Core Bond       2013       0.28        1.30 - 2.35       (5.04) - (4.05)
     Sub-Account                2012       2.57        1.30 - 2.35           2.47 - 3.55
                                2011       2.09        1.30 - 2.35           3.34 - 4.42
                                2010       1.64        1.30 - 2.35           3.63 - 4.73
                                2009         --        1.30 - 2.35          9.52 - 10.67

  MIST JPMorgan Global Active   2013       0.08        0.90 - 2.35           8.41 - 9.99
     Allocation Sub-Account     2012       0.73        0.90 - 2.35           3.02 - 4.03
     (Commenced 4/30/2012)

  MIST JPMorgan Small Cap       2013       0.69        0.90 - 2.30         30.22 - 31.71
     Value Sub-Account          2012       0.84        0.90 - 2.30          2.73 - 13.98
                                2011       1.69        1.20 - 2.30     (12.17) - (11.43)
                                2010       0.82        1.20 - 2.30         16.82 - 17.83
                                2009       0.88        1.20 - 2.30         26.15 - 27.24

  MIST Loomis Sayles Global     2013       2.41        0.95 - 2.35         14.41 - 16.02
     Markets Sub-Account        2012       2.32        1.10 - 2.35          2.75 - 15.41
                                2011       2.32        1.30 - 2.35       (3.77) - (2.75)
                                2010       2.99        1.30 - 2.35         19.18 - 20.43
                                2009       1.95        1.30 - 2.35         37.54 - 39.00

  MIST Lord Abbett Bond         2013       6.62        0.89 - 2.35           5.47 - 7.21
     Debenture Sub-Account      2012       7.20        0.89 - 2.35          5.77 - 12.18
                                2011       5.92        0.89 - 2.35           2.04 - 3.90
                                2010       6.21        0.89 - 2.35         10.34 - 12.18
                                2009       7.17        0.89 - 2.35         33.60 - 35.91

  MIST Met/Eaton Vance          2013       3.38        1.30 - 2.35           1.42 - 2.50
     Floating Rate Sub-Account  2012       3.39        1.30 - 2.35           4.83 - 5.94
     (Commenced 5/3/2010)       2011       1.99        1.30 - 2.30         (0.31) - 0.69
                                2010         --        1.30 - 2.30           1.64 - 2.31

  MIST Met/Franklin Low         2013       1.07        0.90 - 2.35         (1.19) - 0.25
     Duration Total Return      2012       1.91        0.90 - 2.20           1.17 - 3.15
     Sub-Account                2011         --        1.20 - 2.35       (2.83) - (2.08)
     (Commenced 5/2/2011)

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                      ----------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  MIST Met/Templeton            2013      3,905,329    13.00 - 13.53      52,286,139
     International Bond         2012      4,238,395    13.19 - 13.56      57,001,253
     Sub-Account                2011      4,276,073    11.74 - 12.02      51,093,268
     (Commenced 5/4/2009)       2010      2,982,596    12.04 - 12.22      36,302,425
                                2009        775,327    10.84 - 10.90       8,438,524

  MIST MetLife Aggressive       2013     42,451,280    14.53 - 16.59     659,971,504
     Strategy Sub-Account       2012     44,655,767    11.48 - 12.93     545,044,070
                                2011     49,390,389    10.07 - 10.98     524,691,864
                                2010     45,689,702    10.94 - 11.78     522,967,837
                                2009     41,343,573     9.62 - 10.23     412,402,731

  MIST MetLife Balanced Plus    2013    547,096,627    11.51 - 11.96   6,454,726,976
     Sub-Account                2012    438,994,467    10.30 - 10.55   4,593,209,415
     (Commenced 5/2/2011)       2011    257,076,022      9.33 - 9.40   2,411,774,661

  MIST MetLife Balanced         2013    519,201,421    14.02 - 16.02   7,812,083,177
     Strategy Sub-Account       2012    550,560,779    12.02 - 13.53   7,045,806,333
                                2011    592,824,603    10.80 - 11.77   6,764,659,086
                                2010    546,381,907    11.25 - 12.12   6,437,293,439
                                2009    458,932,798    10.14 - 10.79   4,832,135,577

  MIST MetLife Defensive        2013    140,580,521    13.08 - 14.94   1,972,799,136
     Strategy Sub-Account       2012    178,585,503    12.28 - 13.82   2,332,865,728
                                2011    186,262,512    11.33 - 12.48   2,228,739,665
                                2010    167,912,074    11.40 - 12.39   2,003,850,499
                                2009    134,240,318    10.52 - 11.28   1,466,386,791

  MIST MetLife Growth           2013    434,876,747    14.54 - 16.61   6,767,059,518
     Strategy Sub-Account       2012    407,576,342    11.83 - 13.31   5,115,649,012
                                2011    446,977,194    10.46 - 11.40   4,926,470,881
                                2010    473,161,406    11.14 - 12.00   5,512,372,206
                                2009    490,302,032     9.88 - 10.51   5,026,063,304

  MIST MetLife Moderate         2013    247,107,077    13.70 - 15.64   3,631,779,008
     Strategy Sub-Account       2012    266,549,696    12.27 - 13.82   3,483,723,904
                                2011    281,377,647    11.18 - 12.19   3,324,311,655
                                2010    257,780,425    11.46 - 12.34   3,094,289,659
                                2009    201,975,022    10.44 - 11.11   2,188,428,006

  MIST MetLife Multi-Index      2013    153,950,143     1.12 - 11.26     209,957,052
     Targeted Risk Sub-Account  2012     11,094,386             1.01      11,247,979
     (Commenced 11/12/2012)

  MIST MFS Emerging Markets     2013     41,623,177    10.29 - 12.45     456,076,892
     Equity Sub-Account         2012     38,352,212    11.09 - 13.41     448,693,258
                                2011     37,004,554     9.55 - 11.54     369,675,163
                                2010     29,287,659    12.03 - 14.53     365,169,255
                                2009     18,534,256     9.96 - 12.02     189,762,080

  MIST MFS Research             2013     19,616,483    15.39 - 18.44     331,488,461
     International Sub-Account  2012     21,667,563    13.21 - 15.60     311,615,422
                                2011     22,841,018    11.58 - 13.42     285,814,827
                                2010     22,399,698    13.27 - 15.17     318,521,626
                                2009     21,694,779    12.19 - 13.75     281,155,296

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST Met/Templeton            2013       2.02        1.30 - 2.15       (1.11) - (0.27)
     International Bond         2012      10.26        1.30 - 2.05         11.96 - 12.80
     Sub-Account                2011       6.86        1.30 - 2.20       (2.49) - (1.61)
     (Commenced 5/4/2009)       2010       0.51        1.30 - 2.20         11.07 - 12.08
                                2009         --        1.30 - 2.20           8.40 - 9.00

  MIST MetLife Aggressive       2013       0.75        0.90 - 2.35         26.50 - 28.35
     Strategy Sub-Account       2012       0.64        0.90 - 2.35          2.91 - 15.40
                                2011       1.10        1.15 - 2.35       (7.96) - (6.85)
                                2010       1.18        1.15 - 2.35         13.80 - 15.17
                                2009         --        1.15 - 2.35         29.56 - 31.13

  MIST MetLife Balanced Plus    2013       1.19        0.90 - 2.35         11.71 - 13.34
     Sub-Account                2012         --        0.90 - 2.35          4.67 - 11.81
     (Commenced 5/2/2011)       2011       0.27        1.15 - 2.25       (6.68) - (6.00)

  MIST MetLife Balanced         2013       2.01        0.90 - 2.35         16.65 - 18.35
     Strategy Sub-Account       2012       2.15        0.90 - 2.35          3.72 - 12.62
                                2011       1.58        1.15 - 2.35       (3.98) - (2.82)
                                2010       2.05        1.15 - 2.35         10.96 - 12.28
                                2009         --        1.15 - 2.35         25.35 - 26.87

  MIST MetLife Defensive        2013       3.03        0.90 - 2.35           6.55 - 8.10
     Strategy Sub-Account       2012       2.83        0.90 - 2.35           3.87 - 9.80
                                2011       2.22        1.00 - 2.35         (0.59) - 0.76
                                2010       3.05        1.00 - 2.35           8.32 - 9.80
                                2009       2.86        1.00 - 2.35         14.50 - 21.50

  MIST MetLife Growth           2013       1.40        0.90 - 2.35         22.99 - 24.79
     Strategy Sub-Account       2012       1.66        0.90 - 2.35          3.45 - 14.39
                                2011       1.54        1.15 - 2.35       (6.10) - (4.98)
                                2010       1.71        1.15 - 2.35         12.81 - 14.17
                                2009         --        1.15 - 2.35         27.08 - 28.61

  MIST MetLife Moderate         2013       2.38        0.90 - 2.35         11.57 - 13.20
     Strategy Sub-Account       2012       2.66        0.90 - 2.35          3.72 - 11.10
                                2011       1.83        1.15 - 2.35       (2.43) - (1.26)
                                2010       2.46        1.15 - 2.35          9.79 - 11.12
                                2009       3.18        1.15 - 2.35         23.16 - 24.65

  MIST MetLife Multi-Index      2013       0.55        1.15 - 2.25          4.04 - 11.65
     Targeted Risk Sub-Account  2012         --        1.15 - 2.00           2.56 - 2.68
     (Commenced 11/12/2012)

  MIST MFS Emerging Markets     2013       1.07        0.90 - 2.35       (7.19) - (5.83)
     Equity Sub-Account         2012       0.75        0.90 - 2.35          3.96 - 17.77
                                2011       1.39        0.95 - 2.35     (20.59) - (19.48)
                                2010       0.97        0.95 - 2.35         20.79 - 22.49
                                2009       1.45        0.95 - 2.35         65.01 - 67.34

  MIST MFS Research             2013       2.58        0.90 - 2.35         16.49 - 18.19
     International Sub-Account  2012       1.89        0.90 - 2.35          6.35 - 15.60
                                2011       1.88        0.95 - 2.35     (12.79) - (11.56)
                                2010       1.70        0.95 - 2.35          8.83 - 10.35
                                2009       3.12        0.95 - 2.35         28.50 - 30.32

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------
  MIST Morgan Stanley Mid Cap    2013    13,099,903     2.79 - 24.94     244,579,234
     Growth Sub-Account          2012    12,225,316     2.03 - 18.06     166,100,095
                                 2011     8,735,505     1.88 - 16.63     109,412,403
                                 2010     6,606,286     2.04 - 17.98      89,015,672
                                 2009     5,166,934     9.84 - 11.09      54,290,087

  MIST Oppenheimer Global        2013     3,127,720    21.72 - 27.49      78,398,573
     Equity Sub-Account          2012       500,711    18.48 - 21.83       9,983,469
                                 2011       559,531    15.55 - 17.64       9,330,001
                                 2010       608,969    17.31 - 19.88      11,272,119
                                 2009       672,213    15.23 - 17.32      10,903,654

  MIST PIMCO Inflation           2013    57,648,505    13.13 - 15.33     821,456,089
     Protected Bond Sub-Account  2012    64,013,091    14.82 - 17.05   1,021,039,296
                                 2011    63,087,877    13.90 - 15.36     936,595,819
                                 2010    52,467,468    12.81 - 13.99     711,162,874
                                 2009    37,506,865    12.17 - 13.14     478,661,744

  MIST PIMCO Total Return        2013   118,419,838    12.03 - 19.16   1,993,786,948
     Sub-Account                 2012   128,302,689    12.42 - 19.67   2,234,370,461
                                 2011   132,311,947    11.50 - 18.11   2,140,758,433
                                 2010   111,149,390    11.27 - 17.67   1,761,602,464
                                 2009    71,654,403    10.54 - 16.44   1,055,450,302

  MIST Pioneer Fund              2013    12,432,551     2.58 - 28.13     297,755,670
     Sub-Account                 2012    11,331,680     9.91 - 21.33     220,043,655
                                 2011     9,480,402     9.11 - 19.29     168,467,083
                                 2010     5,977,317    16.24 - 20.40     112,914,666
                                 2009     3,239,380    14.30 - 17.72      53,308,711

  MIST Pioneer Strategic         2013    41,450,021     2.53 - 31.43     919,328,857
     Income Sub-Account          2012    29,638,373    13.34 - 31.23     804,777,040
                                 2011    24,444,162    12.25 - 27.99     600,261,549
                                 2010    17,115,149    12.17 - 27.26     419,601,867
                                 2009    10,957,582    11.11 - 24.54     251,000,578

  MIST Pyramis Government        2013    69,488,361    10.04 - 10.44     715,739,557
     Income Sub-Account          2012    88,599,553    10.77 - 11.03     968,887,238
     (Commenced 5/2/2011)        2011    45,618,019    10.69 - 10.77     490,473,351

  MIST Pyramis Managed           2013     7,294,047    10.69 - 10.77      78,417,229
     Risk Sub-Account
     (Commenced 4/29/2013)

  MIST Schroders Global          2013   375,261,358      1.14 - 1.17     435,205,689
     Multi-Asset Sub-Account     2012   179,641,654      1.06 - 1.07     191,885,161
     (Commenced 4/30/2012)

  MIST SSgA Growth and Income    2013   110,435,377    13.34 - 15.03   1,578,178,677
     ETF Sub-Account             2012   118,446,237    12.09 - 13.24   1,521,502,479
                                 2011   120,297,977    10.97 - 11.83   1,390,741,062
                                 2010    85,827,962    11.20 - 11.84     995,772,752
                                 2009    29,942,630    10.20 - 10.67     314,125,011

                                                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MIST Morgan Stanley Mid Cap    2013       0.60        0.89 - 2.30         35.86 - 38.07
     Growth Sub-Account          2012         --        0.89 - 2.30         (4.93) - 8.58
                                 2011       0.56        0.89 - 2.30       (9.04) - (7.49)
                                 2010       0.01        0.89 - 2.30         17.15 - 30.84
                                 2009         --        0.95 - 2.30         53.69 - 55.79

  MIST Oppenheimer Global        2013       0.35        0.90 - 2.30         24.22 - 25.97
     Equity Sub-Account          2012       1.40        0.90 - 1.95          8.80 - 19.84
                                 2011       1.79        0.95 - 1.95      (10.17) - (9.41)
                                 2010       1.34        0.95 - 1.95         13.69 - 14.83
                                 2009       2.29        0.95 - 1.95         37.10 - 38.48

  MIST PIMCO Inflation           2013       2.20        0.90 - 2.35     (11.38) - (10.09)
     Protected Bond Sub-Account  2012       3.02        0.90 - 2.35           4.22 - 7.82
                                 2011       1.62        1.20 - 2.35           8.56 - 9.82
                                 2010       2.23        1.20 - 2.35           5.26 - 6.48
                                 2009       3.18        1.20 - 2.35         15.31 - 16.64

  MIST PIMCO Total Return        2013       4.27        0.89 - 2.35       (4.19) - (2.59)
     Sub-Account                 2012       3.13        0.89 - 2.35           4.10 - 8.58
                                 2011       2.62        0.89 - 2.35         (0.31) - 2.51
                                 2010       3.20        0.89 - 2.35           5.65 - 7.45
                                 2009       6.39        0.89 - 2.35         15.29 - 17.35

  MIST Pioneer Fund              2013       3.15        0.90 - 2.30          9.33 - 31.88
     Sub-Account                 2012       1.45        0.90 - 2.30           0.85 - 9.54
                                 2011       1.11        0.95 - 2.30      (11.94) - (5.45)
                                 2010       0.78        0.95 - 2.30         13.47 - 15.12
                                 2009       1.52        0.95 - 2.30         21.07 - 27.31

  MIST Pioneer Strategic         2013       4.82        0.90 - 2.35         (0.94) - 1.21
     Income Sub-Account          2012       4.73        0.90 - 2.35          6.09 - 10.56
                                 2011       4.36        0.95 - 2.35           1.06 - 2.65
                                 2010       4.58        0.95 - 2.20          5.21 - 11.12
                                 2009       4.72        0.95 - 2.15         23.08 - 31.83

  MIST Pyramis Government        2013       1.55        0.90 - 2.35       (6.74) - (5.37)
     Income Sub-Account          2012       0.02        0.90 - 2.35           0.74 - 1.96
     (Commenced 5/2/2011)        2011       0.89        1.15 - 2.25           6.96 - 7.75

  MIST Pyramis Managed           2013       1.65        1.15 - 2.25           4.66 - 5.43
     Risk Sub-Account
     (Commenced 4/29/2013)

  MIST Schroders Global          2013       0.01        0.90 - 2.35           7.55 - 9.12
     Multi-Asset Sub-Account     2012       1.49        0.90 - 2.35           5.01 - 6.03
     (Commenced 4/30/2012)

  MIST SSgA Growth and Income    2013       2.51        0.90 - 2.35         10.31 - 11.92
     ETF Sub-Account             2012       2.40        1.10 - 2.35          4.01 - 11.55
                                 2011       1.70        1.15 - 2.35       (1.29) - (0.09)
                                 2010       1.05        1.15 - 2.20          9.80 - 10.96
                                 2009       0.78        1.15 - 2.20         22.17 - 23.97

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                     ----------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                         UNITS        HIGHEST ($)      ASSETS ($)
                                     ------------  ----------------  --------------
  MIST SSgA Growth ETF         2013    35,919,224     13.27 - 14.96     509,607,858
     Sub-Account               2012    36,733,044     11.51 - 12.55     448,167,959
                               2011    37,984,453     10.24 - 11.04     409,132,829
                               2010    29,136,066     10.71 - 11.41     325,453,346
                               2009    16,443,398      9.67 - 10.11     163,291,494

  MIST T. Rowe Price Large     2013    11,320,980    38.18 - 128.69     657,944,319
     Cap Value Sub-Account     2012    12,231,249     28.88 - 96.83     536,790,380
                               2011    13,446,503     24.76 - 82.60     507,039,092
                               2010    14,212,118     26.09 - 86.60     558,423,606
                               2009    14,942,501     22.55 - 74.47     502,483,411

  MIST T. Rowe Price Mid Cap   2013    37,965,912     13.67 - 15.54     568,882,747
     Growth Sub-Account        2012    41,941,697     10.24 - 11.53     467,536,275
                               2011    44,089,511      9.22 - 10.28     439,146,325
                               2010    40,356,445      9.67 - 10.58     414,850,131
                               2009    31,597,201       7.75 - 8.40     258,174,943

  MIST Third Avenue Small Cap  2013    13,992,716     21.87 - 26.40     330,701,962
     Value Sub-Account         2012    15,859,523     16.91 - 20.06     287,540,317
                               2011    18,611,699     14.67 - 17.11     290,532,427
                               2010    18,793,984     16.49 - 18.91     327,520,477
                               2009    17,777,766     14.06 - 15.88     262,479,306

  MSF Baillie Gifford          2013    29,549,817      4.51 - 15.12     303,453,047
     International Stock       2012       219,106      3.96 - 13.35       2,585,607
     Sub-Account               2011       282,028      3.36 - 11.37       2,803,543
                               2010       318,412      4.26 - 14.47       3,979,701
                               2009       337,655      4.02 - 13.77       3,955,132

  MSF Barclays Aggregate       2013    13,536,937      1.71 - 18.22     162,571,849
     Bond Index Sub-Account    2012    10,756,748      1.78 - 18.82     151,553,766
                               2011     8,083,366      1.73 - 18.28     130,173,979
                               2010     5,646,137     14.02 - 17.15      86,674,964
                               2009     2,010,364     13.73 - 16.32      29,893,966

  MSF BlackRock Bond Income    2013     1,054,348     44.86 - 72.01      57,251,907
     Sub-Account               2012     1,045,629     46.32 - 73.22      57,888,933
                               2011       953,075     44.15 - 68.69      49,538,985
                               2010       952,834     42.45 - 65.04      47,336,145
                               2009       911,026     40.15 - 60.57      42,636,576

  MSF BlackRock Capital        2013       721,215     15.83 - 48.60      15,272,342
     Appreciation Sub-Account  2012       745,728     12.04 - 36.54      11,831,610
                               2011       814,200     10.75 - 32.23      11,348,650
                               2010       601,185     12.06 - 35.71       9,563,155
                               2009       612,808     10.28 - 30.07       8,419,085

  MSF BlackRock Large Cap      2013       225,190     16.80 - 17.73       3,792,926
     Value Sub-Account         2012       230,438     12.89 - 13.54       2,977,532
                               2011       252,494     11.44 - 11.96       2,890,664
                               2010       253,453     11.33 - 11.79       2,872,585
                               2009       264,703     10.51 - 10.89       2,783,413

                                               FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  MIST SSgA Growth ETF         2013       2.10        0.90 - 2.35         15.33 - 17.01
     Sub-Account               2012       1.96        1.15 - 2.35          4.38 - 13.71
                               2011       1.56        1.15 - 2.35       (4.40) - (3.24)
                               2010       1.35        1.15 - 2.35         11.50 - 12.85
                               2009       0.93        1.15 - 2.20         26.29 - 28.66

  MIST T. Rowe Price Large     2013       1.58        0.89 - 2.35         30.67 - 32.90
     Cap Value Sub-Account     2012       1.50        0.89 - 2.35          6.92 - 17.22
                               2011       0.70        0.89 - 2.35       (6.24) - (4.62)
                               2010       1.11        0.89 - 2.35         14.30 - 16.29
                               2009       2.30        0.89 - 2.35         15.64 - 17.62

  MIST T. Rowe Price Mid Cap   2013       0.21        1.30 - 2.35         33.41 - 34.82
     Growth Sub-Account        2012         --        1.30 - 2.35         11.03 - 12.21
                               2011         --        1.30 - 2.35       (3.93) - (2.92)
                               2010         --        1.30 - 2.35         24.72 - 26.05
                               2009         --        1.30 - 2.35         42.11 - 43.59

  MIST Third Avenue Small Cap  2013       0.99        0.89 - 2.35         29.37 - 31.64
     Value Sub-Account         2012         --        0.89 - 2.35         15.23 - 17.22
                               2011       1.10        0.89 - 2.35      (11.09) - (9.50)
                               2010       1.17        0.89 - 2.35         17.11 - 19.08
                               2009       1.15        0.89 - 2.35         23.51 - 25.70

  MSF Baillie Gifford          2013       0.02        1.30 - 2.25          9.68 - 13.94
     International Stock       2012       1.14        1.40 - 1.90         17.11 - 17.85
     Sub-Account               2011       1.60        1.40 - 1.90     (21.63) - (20.99)
                               2010       1.41        1.40 - 1.90           4.85 - 5.74
                               2009       0.42        1.40 - 1.90         19.59 - 20.44

  MSF Barclays Aggregate       2013       3.23        0.89 - 2.25       (4.74) - (3.19)
     Bond Index Sub-Account    2012       3.45        0.89 - 2.25           1.27 - 2.98
                               2011       3.22        0.89 - 2.25           4.77 - 6.56
                               2010       2.64        0.89 - 2.25           3.30 - 5.11
                               2009       3.64        0.89 - 2.15           2.27 - 4.24

  MSF BlackRock Bond Income    2013       3.83        0.89 - 2.30       (3.17) - (1.65)
     Sub-Account               2012       2.54        0.89 - 2.30           3.74 - 6.59
                               2011       3.84        0.89 - 2.30           4.00 - 5.62
                               2010       3.77        0.89 - 2.30           5.72 - 7.38
                               2009       6.49        0.89 - 2.30           6.81 - 8.50

  MSF BlackRock Capital        2013       0.79        0.89 - 2.30         31.17 - 33.03
     Appreciation Sub-Account  2012       0.32        0.89 - 2.30        (0.88) - 13.35
                               2011       0.17        0.89 - 2.30      (11.01) - (9.75)
                               2010       0.22        0.89 - 2.30         17.10 - 18.76
                               2009       0.15        0.89 - 2.30         28.77 - 35.57

  MSF BlackRock Large Cap      2013       1.38        0.89 - 1.35         30.28 - 30.88
     Value Sub-Account         2012       1.61        0.89 - 1.35         12.74 - 13.27
                               2011       1.16        0.89 - 1.35           0.97 - 1.44
                               2010       1.09        0.89 - 1.35           7.75 - 8.26
                               2009       1.58        0.89 - 1.35          9.73 - 10.22

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        --------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                            UNITS       HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  -------------
  MSF BlackRock Money Market      2013    44,329,198     2.36 - 25.88    461,342,890
     Sub-Account                  2012    53,484,009     9.33 - 25.53    569,109,901
                                  2011    59,067,302     9.55 - 25.84    633,625,012
                                  2010    51,015,018     9.77 - 26.15    553,885,805
                                  2009    54,211,009     9.99 - 26.46    576,532,284

  MSF Davis Venture Value         2013    36,209,587    16.00 - 52.55    658,561,438
     Sub-Account                  2012    41,401,029    12.26 - 39.65    572,327,325
                                  2011    48,368,185    11.12 - 35.45    599,153,697
                                  2010    46,415,423    11.87 - 37.27    606,785,200
                                  2009    41,123,511    10.86 - 33.58    487,864,492

  MSF Frontier Mid Cap            2013     4,767,721    16.33 - 18.08     83,651,163
     Growth Sub-Account
     (Commenced 4/29/2013)

  MSF Jennison Growth             2013    32,574,197     3.93 - 19.82    585,624,219
     Sub-Account                  2012    35,125,323     2.91 - 14.55    468,764,846
                                  2011    20,877,221     2.55 - 12.29    248,172,110
                                  2010    20,230,170     2.57 - 12.42    243,817,657
                                  2009    17,375,446     2.33 - 11.31    190,651,501

  MSF Loomis Sayles Small Cap     2013       283,327    46.30 - 57.49     14,610,773
     Core Sub-Account             2012       330,015    33.68 - 41.36     12,332,225
                                  2011       310,374    30.16 - 36.63     10,317,247
                                  2010       214,307    30.76 - 36.95      7,224,075
                                  2009        73,444    25.33 - 29.40      1,990,671

  MSF Loomis Sayles Small Cap     2013        12,506    17.15 - 18.50        226,802
     Growth Sub-Account           2012         3,306    11.73 - 12.58         40,927
     (Commenced 4/30/2012)

  MSF Met/Artisan Mid Cap         2013    13,125,790    19.41 - 55.03    285,771,010
     Value Sub-Account            2012    13,419,571    14.54 - 40.57    217,257,576
                                  2011    14,599,235    13.33 - 36.59    215,514,020
                                  2010    15,163,945    12.80 - 34.58    213,857,206
                                  2009    15,659,935    11.41 - 30.33    195,923,686

  MSF Met/Dimensional             2013     3,208,551    19.88 - 21.38     66,162,419
     International Small Company  2012     3,203,412    15.91 - 16.90     52,618,293
     Sub-Account                  2011     3,336,605    13.82 - 14.29     47,225,164
                                  2010     2,082,274    16.89 - 17.28     35,750,236
                                  2009     1,225,665    14.11 - 14.28     17,436,960

  MSF MetLife Conservative        2013       557,035    12.93 - 13.63      7,497,408
     Allocation Sub-Account       2012       735,694    12.67 - 13.27      9,655,026
                                  2011       850,770    11.86 - 12.35     10,395,348
                                  2010       830,223    11.74 - 12.15      9,998,191
                                  2009       967,744    10.85 - 11.21     10,771,428

  MSF MetLife Conservative to     2013       550,896    13.60 - 14.27      7,732,376
     Moderate Allocation          2012       588,986    12.52 - 13.07      7,576,787
     Sub-Account                  2011       608,383    11.48 - 11.91      7,143,945
                                  2010       782,775    11.60 - 11.97      9,257,856
                                  2009       836,071    10.62 - 10.90      9,016,185

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                           INCOME          LOWEST TO         LOWEST TO
                                          RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        -------------  ----------------  -----------------
  MSF BlackRock Money Market      2013         --        0.90 - 2.35       (2.32) - (0.37)
     Sub-Account                  2012         --        0.95 - 2.35       (2.34) - (0.74)
                                  2011         --        0.95 - 2.35       (2.32) - (0.94)
                                  2010         --        0.95 - 2.35       (2.32) - (0.64)
                                  2009       0.25        1.00 - 2.35       (2.07) - (0.48)

  MSF Davis Venture Value         2013       1.27        0.89 - 2.35         30.43 - 32.52
     Sub-Account                  2012       0.72        0.89 - 2.35          1.16 - 11.86
                                  2011       1.01        0.89 - 2.35      (11.86) - (4.88)
                                  2010       0.87        0.89 - 2.35          9.22 - 11.01
                                  2009       1.37        0.89 - 2.35         28.77 - 30.82

  MSF Frontier Mid Cap            2013         --        1.30 - 2.35         19.21 - 20.07
     Growth Sub-Account
     (Commenced 4/29/2013)

  MSF Jennison Growth             2013       0.20        0.90 - 2.35         33.56 - 35.51
     Sub-Account                  2012       0.01        0.95 - 2.35        (4.12) - 14.17
                                  2011       0.06        1.30 - 2.35       (2.11) - (0.86)
                                  2010       0.38        1.30 - 2.35          8.74 - 10.07
                                  2009         --        1.30 - 2.35         36.32 - 38.02

  MSF Loomis Sayles Small Cap     2013       0.23        1.20 - 2.30         37.49 - 39.01
     Core Sub-Account             2012         --        1.20 - 2.30         11.66 - 12.90
                                  2011         --        1.20 - 2.30       (1.94) - (0.86)
                                  2010         --        1.20 - 2.30         24.32 - 25.69
                                  2009         --        1.20 - 2.15         27.16 - 28.38

  MSF Loomis Sayles Small Cap     2013         --        0.90 - 1.50         46.17 - 47.05
     Growth Sub-Account           2012         --        0.90 - 1.50       (1.28) - (0.88)
     (Commenced 4/30/2012)

  MSF Met/Artisan Mid Cap         2013       0.77        0.89 - 2.35         33.34 - 35.64
     Value Sub-Account            2012       0.80        0.89 - 2.35          8.98 - 10.87
                                  2011       0.79        0.89 - 2.35           4.02 - 5.81
                                  2010       0.59        0.89 - 2.35         12.09 - 14.02
                                  2009       0.84        0.89 - 2.35         37.92 - 40.31

  MSF Met/Dimensional             2013       1.72        0.90 - 2.30         24.70 - 26.46
     International Small Company  2012       2.19        0.90 - 2.35          3.91 - 16.37
     Sub-Account                  2011       1.94        1.30 - 2.35     (18.19) - (17.33)
                                  2010       1.30        1.30 - 2.35         19.74 - 21.01
                                  2009         --        1.30 - 2.35         39.40 - 40.87

  MSF MetLife Conservative        2013       3.04        1.55 - 2.15           2.07 - 2.68
     Allocation Sub-Account       2012       3.27        1.55 - 2.15           6.85 - 7.49
                                  2011       2.37        1.55 - 2.15           1.06 - 1.66
                                  2010       4.06        1.55 - 2.15           7.71 - 8.36
                                  2009       3.20        1.55 - 2.25         17.85 - 18.68

  MSF MetLife Conservative to     2013       2.53        1.55 - 2.10           8.62 - 9.22
     Moderate Allocation          2012       2.95        1.55 - 2.10           9.13 - 9.74
     Sub-Account                  2011       2.14        1.55 - 2.10       (1.04) - (0.50)
                                  2010       3.38        1.55 - 2.10           9.21 - 9.81
                                  2009       3.07        1.55 - 2.10         21.11 - 21.78

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                 AS OF DECEMBER 31                          FOR THE YEAR ENDED DECEMBER 31
                                   ---------------------------------------------  --------------------------------------------------
                                                    UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                     LOWEST TO          NET          INCOME          LOWEST TO          LOWEST TO
                                       UNITS        HIGHEST ($)     ASSETS ($)      RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                   ------------  ---------------  --------------  -------------  ----------------  -----------------
  MSF MetLife Mid Cap Stock  2013     5,501,359     2.64 - 28.20     125,884,078       1.00        0.89 - 2.35         29.67 - 31.97
     Index Sub-Account       2012     4,914,049     2.01 - 21.37      88,989,701       0.82        0.89 - 2.35         14.53 - 16.55
                             2011     4,708,991     1.73 - 18.33      77,805,929       0.70        0.89 - 2.35       (4.50) - (2.76)
                             2010     3,443,301    15.77 - 18.85      59,472,935       0.76        0.89 - 2.20         23.19 - 25.17
                             2009     1,692,693    12.86 - 15.06      23,983,061       1.55        0.89 - 2.15         28.41 - 35.78

  MSF MetLife Moderate       2013     3,073,122    13.90 - 14.77      44,655,421       2.00        1.55 - 2.25         15.36 - 16.17
     Allocation Sub-Account  2012     3,326,548    12.05 - 12.71      41,689,448       2.39        1.55 - 2.25         10.71 - 11.49
                             2011     3,930,913    10.88 - 11.40      44,282,730       1.52        1.55 - 2.25       (3.55) - (2.89)
                             2010     4,192,524    11.28 - 11.74      48,715,861       2.53        1.55 - 2.25         10.65 - 11.44
                             2009     4,293,013    10.20 - 10.54      44,856,785       2.96        1.55 - 2.25         23.72 - 24.58

  MSF MetLife Moderate to    2013     3,927,901    14.05 - 14.80      57,260,787       1.46        1.55 - 2.15         21.67 - 22.40
     Aggressive Allocation   2012     4,335,356    11.55 - 12.09      51,720,857       1.91        1.55 - 2.15         12.92 - 13.60
     Sub-Account             2011     4,632,179    10.23 - 10.65      48,721,974       1.43        1.55 - 2.15       (5.81) - (5.25)
                             2010     5,194,016    10.86 - 11.24      57,766,976       2.14        1.55 - 2.15         12.25 - 12.94
                             2009     5,328,120      9.67 - 9.95      52,562,753       2.53        1.55 - 2.15         26.35 - 27.11

  MSF MetLife Stock Index    2013    28,624,388     6.28 - 69.33     561,274,487       1.68        0.89 - 2.90         28.14 - 30.85
     Sub-Account             2012    29,109,224     4.82 - 52.98     446,759,028       1.55        0.89 - 2.90         12.30 - 14.73
                             2011    25,347,914     4.22 - 46.18     355,993,780       1.55        0.89 - 2.90         (1.15) - 0.94
                             2010    23,801,960    11.03 - 45.76     343,187,076       1.63        0.89 - 2.90         11.41 - 13.81
                             2009    21,150,594     9.85 - 40.20     281,243,641       2.10        0.89 - 2.90         23.01 - 26.75

  MSF MFS Total Return       2013       814,124    46.24 - 71.07      46,044,412       2.31        0.89 - 2.30         16.06 - 17.94
     Sub-Account             2012       730,405    41.41 - 60.26      35,344,618       2.78        0.89 - 2.15          2.75 - 10.59
                             2011       826,212    38.00 - 54.49      36,390,818       2.68        0.89 - 2.15           0.04 - 1.51
                             2010       929,202    37.99 - 53.68      40,676,709       2.91        0.89 - 2.15           7.53 - 9.10
                             2009     1,006,138    35.33 - 49.20      40,772,224       4.14        0.89 - 2.15         15.84 - 17.55

  MSF MFS Value Sub-Account  2013    12,139,878    12.05 - 23.85     260,473,964       0.55        0.89 - 2.35         17.10 - 34.53
                             2012     3,025,966    14.12 - 17.78      48,275,261       1.94        0.89 - 2.30          3.00 - 15.61
                             2011     3,145,406    12.27 - 14.81      43,754,913       1.57        0.89 - 2.30       (1.43) - (0.04)
                             2010     3,234,649    12.33 - 14.90      45,430,281       1.32        0.89 - 2.30          8.89 - 10.44
                             2009     2,664,361    11.22 - 13.56      33,984,060         --        0.89 - 2.30         18.08 - 19.75

  MSF MSCI EAFE Index        2013     8,809,646     1.61 - 17.40     112,197,169       2.89        0.89 - 2.25         18.74 - 20.78
     Sub-Account             2012     7,172,234     1.34 - 14.41      81,404,548       2.89        0.89 - 2.15         15.42 - 17.27
                             2011     6,390,970     1.15 - 12.29      69,159,210       2.23        0.89 - 2.15     (14.50) - (13.28)
                             2010     4,636,491    11.54 - 14.17      58,834,689       2.24        0.89 - 2.15           5.47 - 7.24
                             2009     2,230,107    10.94 - 13.21      27,098,496       3.30        0.89 - 2.15         26.95 - 35.25

  MSF Neuberger Berman       2013     8,020,175    18.58 - 27.70     172,247,460       0.10        0.89 - 2.35         24.94 - 37.30
     Genesis Sub-Account     2012       626,194    16.44 - 20.18      11,798,908       0.34        0.89 - 2.30           7.25 - 9.05
                             2011       647,811    15.96 - 18.50      11,266,993       0.73        0.89 - 1.95         (7.38) - 4.87
                             2010       578,563    16.81 - 17.64       9,730,049       0.51        0.89 - 1.35         19.95 - 20.50
                             2009       605,787    14.02 - 14.64       8,493,213       1.10        0.89 - 1.35         11.63 - 12.15

  MSF Russell 2000 Index     2013     5,835,501     2.74 - 29.98     141,070,458       1.29        0.89 - 2.35         34.91 - 37.33
     Sub-Account             2012     5,078,788     2.01 - 21.83      91,750,975       0.88        0.89 - 2.35         13.24 - 15.31
                             2011     3,926,223     1.75 - 18.93      64,081,468       0.84        0.89 - 2.35       (6.46) - (4.95)
                             2010     2,703,578     7.11 - 19.92      46,792,763       0.77        0.89 - 2.35         23.61 - 25.79
                             2009     1,108,328     5.68 - 15.83      15,337,009       1.65        0.89 - 2.20         24.25 - 26.62

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                       AS OF DECEMBER 31
                                         ---------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO          NET
                                             UNITS        HIGHEST ($)     ASSETS ($)
                                         ------------  ---------------  --------------
  MSF T. Rowe Price Large          2013    14,688,080     8.03 - 53.41     151,930,071
     Growth Sub-Account            2012        39,346    35.99 - 39.07       1,501,612
                                   2011        44,809    30.91 - 33.42       1,465,621
                                   2010        40,496    31.93 - 34.38       1,365,647
                                   2009        39,614    27.87 - 29.90       1,161,818

  MSF T. Rowe Price Small Cap      2013       356,919    25.98 - 35.74      10,522,813
     Growth Sub-Account            2012       380,162    18.41 - 24.95       7,808,995
                                   2011       417,381    16.23 - 21.67       7,500,142
                                   2010       465,332    16.01 - 21.48       8,285,648
                                   2009       481,022    12.16 - 16.06       6,406,764

  MSF Van Eck Global Natural       2013     6,278,667    16.43 - 17.17     106,449,499
     Resources Sub-Account         2012     7,200,491    15.15 - 15.70     111,896,983
     (Commenced 5/4/2009)          2011     6,910,683    15.07 - 15.51     106,332,935
                                   2010     3,967,225    18.49 - 18.86      74,371,723
                                   2009     1,195,095    14.65 - 14.80      17,635,926

  MSF Western Asset                2013    16,417,493    14.93 - 19.52     291,870,388
     Management U.S. Government    2012    17,244,875    15.42 - 19.89     313,310,285
     Sub-Account                   2011    16,038,241    15.32 - 19.49     285,529,978
                                   2010    12,558,586    14.90 - 18.69     214,907,918
                                   2009     8,573,371    14.46 - 17.89     140,925,866

  Neuberger Berman Genesis         2013           474            23.21          10,991
     Sub-Account                   2012           474            17.11           8,101
                                   2011           474            15.72           7,443
                                   2010           571            15.16           8,663
                                   2009           697            12.60           8,785

  Oppenheimer VA Core Bond         2013         1,493             5.79           8,646
     Sub-Account                   2012         1,541             5.88           9,058
                                   2011         1,878             5.41          10,150
                                   2010         1,952             5.06           9,885
                                   2009        12,533             4.61          57,756

  Oppenheimer VA Global            2013           443            10.15           4,492
     Strategic Income Sub-Account  2012           443            10.30           4,562
                                   2011           443             9.20           4,075
                                   2010           443             9.25           4,097
                                   2009         1,786             8.16          14,575

  Oppenheimer VA Main Street       2013        14,316             7.27         104,039
     Sub-Account                   2012        14,959             5.59          83,663
                                   2011        22,109             4.85         107,300
                                   2010        24,227             4.92         119,249
                                   2009        28,105             4.30         120,826

  Oppenheimer VA Main Street       2013     4,655,290    16.15 - 27.82     123,045,407
     Small Cap Sub-Account         2012     5,041,901    11.62 - 19.97      96,092,155
                                   2011     4,964,464     9.98 - 17.13      81,494,321
                                   2010     4,127,208    10.35 - 17.72      70,331,777
                                   2009     3,126,840     8.51 - 14.54      43,881,910

                                                   FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------
  MSF T. Rowe Price Large          2013         --        0.89 - 2.35         26.10 - 37.93
     Growth Sub-Account            2012         --        1.50 - 1.90         16.43 - 16.90
                                   2011         --        1.50 - 1.90       (3.19) - (2.80)
                                   2010       0.07        1.50 - 1.90         14.55 - 15.01
                                   2009       0.32        1.50 - 1.90         40.35 - 40.91

  MSF T. Rowe Price Small Cap      2013       0.22        0.89 - 2.15         41.11 - 43.27
     Growth Sub-Account            2012         --        0.89 - 2.15         13.43 - 15.14
                                   2011         --        0.89 - 2.15         (0.70) - 0.87
                                   2010         --        0.89 - 2.30         31.60 - 33.71
                                   2009       0.12        0.89 - 2.30         35.49 - 37.73

  MSF Van Eck Global Natural       2013       0.66        1.30 - 2.15           8.40 - 9.32
     Resources Sub-Account         2012         --        1.30 - 2.15           0.38 - 1.25
     (Commenced 5/4/2009)          2011       1.10        1.30 - 2.20     (18.49) - (17.75)
                                   2010       0.25        1.30 - 2.20         26.22 - 27.36
                                   2009         --        1.30 - 2.20         35.00 - 35.82

  MSF Western Asset                2013       1.95        0.95 - 2.35       (3.21) - (1.84)
     Management U.S. Government    2012       1.85        0.95 - 2.35           0.64 - 2.07
     Sub-Account                   2011       1.20        0.95 - 2.35           2.83 - 4.28
                                   2010       2.24        0.95 - 2.35           3.04 - 4.50
                                   2009       4.06        0.95 - 2.35           1.67 - 3.10

  Neuberger Berman Genesis         2013       0.32               0.89                 35.68
     Sub-Account                   2012       0.21               0.89                  8.84
                                   2011       0.84               0.89                  3.67
                                   2010         --               0.89                 20.30
                                   2009         --               0.89                 25.13

  Oppenheimer VA Core Bond         2013       5.14               1.40                (1.49)
     Sub-Account                   2012       4.67               1.40                  8.75
                                   2011       5.76               1.40                  6.77
                                   2010       4.81               1.40                  9.87
                                   2009         --               1.40                  8.09

  Oppenheimer VA Global            2013       4.99               1.40                (1.52)
     Strategic Income Sub-Account  2012       5.95               1.40                 11.95
                                   2011       3.19               1.40                (0.55)
                                   2010      16.19               1.40                 13.38
                                   2009       0.53               1.40                 17.17

  Oppenheimer VA Main Street       2013       1.10               1.40                 29.94
     Sub-Account                   2012       0.86               1.40                 15.24
                                   2011       1.27               1.40                (1.40)
                                   2010       1.11               1.40                 14.49
                                   2009       1.94               1.40                 26.52

  Oppenheimer VA Main Street       2013       0.70        0.95 - 1.75         38.19 - 39.29
     Small Cap Sub-Account         2012       0.33        0.95 - 1.75         15.62 - 16.55
                                   2011       0.36        0.95 - 1.75       (4.07) - (3.30)
                                   2010       0.37        0.95 - 1.75         20.92 - 21.90
                                   2009       0.52        0.95 - 1.75         34.52 - 35.58

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  Oppenheimer VA Money         2013           723             5.53           4,000
     Sub-Account               2012        20,150             5.61         112,965
                               2011        20,177             5.69         114,709
                               2010        20,177             5.76         116,310
                               2009        20,177             5.84         117,917

  Pioneer VCT Disciplined      2013       170,657    11.41 - 12.04       2,003,137
     Value Sub-Account         2012       229,721      9.05 - 9.48       2,136,823
                               2011       238,409      8.34 - 8.68       2,036,161
                               2010       243,744      8.83 - 9.11       2,192,843
                               2009       223,412      8.19 - 8.44       1,867,892

  Pioneer VCT Emerging         2013        46,688    14.71 - 16.31         721,583
     Markets Sub-Account       2012        49,333    15.34 - 16.87         791,020
                               2011        48,427    14.01 - 15.29         705,700
                               2010        62,764    18.70 - 20.26       1,212,537
                               2009        60,035    16.18 - 17.74       1,020,914

  Pioneer VCT Equity Income    2013        22,692    27.19 - 30.29         637,874
     Sub-Account               2012        24,722    21.52 - 23.79         548,970
                               2011        17,862    19.96 - 21.90         371,272
                               2010        18,868    19.24 - 20.95         375,754
                               2009        20,833    16.12 - 17.79         354,460

  Pioneer VCT Ibbotson Growth  2013     1,114,977    18.19 - 19.45      20,842,468
     Allocation Sub-Account    2012     1,199,751    15.56 - 16.51      19,107,227
                               2011     1,225,572    14.18 - 14.93      17,736,364
                               2010     1,275,136    14.95 - 15.62      19,386,421
                               2009     1,257,274    13.28 - 13.78      16,934,322

  Pioneer VCT Ibbotson         2013     1,660,240    17.16 - 18.76      30,201,063
     Moderation Allocation     2012     1,789,015    15.09 - 16.33      28,441,628
     Sub-Account               2011     1,795,010    13.82 - 14.81      25,968,930
                               2010     1,833,743    14.43 - 15.31      27,517,066
                               2009     1,818,031    12.95 - 13.60      24,317,338

  Pioneer VCT Mid Cap Value    2013     1,719,853    37.64 - 45.45      71,900,042
     Sub-Account               2012     1,769,793    28.91 - 34.56      56,444,927
                               2011     1,688,831    26.60 - 31.48      49,145,077
                               2010     1,493,349    28.81 - 33.76      46,621,818
                               2009     1,309,529    24.92 - 28.91      35,037,503

  Pioneer VCT Real Estate      2013        11,399    21.20 - 23.46         252,653
     Shares Sub-Account        2012        10,700    21.29 - 23.38         237,514
                               2011        12,968    18.70 - 20.38         251,847
                               2010        12,983    17.38 - 18.80         234,208
                               2009        16,034    13.78 - 14.80         228,918

  T. Rowe Price Growth Stock   2013        62,571           133.27       8,339,192
     Sub-Account               2012        66,302            96.60       6,404,585
                               2011        73,401            81.96       6,015,937
                               2010        85,875            83.50       7,170,858
                               2009        97,059            72.05       6,993,261

                                               FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  Oppenheimer VA Money         2013       0.01               1.40                (1.38)
     Sub-Account               2012       0.01               1.40                (1.39)
                               2011       0.01               1.40                (1.37)
                               2010       0.03               1.40                (1.37)
                               2009       0.35               1.40                (1.07)

  Pioneer VCT Disciplined      2013       1.59        1.20 - 1.95         26.11 - 27.06
     Value Sub-Account         2012       0.98        1.20 - 1.95           8.45 - 9.27
                               2011       0.72        1.20 - 1.95       (5.53) - (4.82)
                               2010       0.58        1.20 - 1.95           7.15 - 7.96
                               2009       0.70        1.20 - 2.15         13.26 - 14.34

  Pioneer VCT Emerging         2013       0.92        1.20 - 1.95       (4.08) - (3.36)
     Markets Sub-Account       2012       0.21        1.20 - 1.95          9.49 - 10.32
                               2011         --        1.20 - 1.95     (25.09) - (24.53)
                               2010       0.32        1.20 - 1.95         13.38 - 14.23
                               2009       0.63        1.20 - 2.15         70.32 - 71.96

  Pioneer VCT Equity Income    2013       2.29        1.20 - 1.95         26.35 - 27.30
     Sub-Account               2012       3.87        1.20 - 1.95           7.83 - 8.65
                               2011       2.00        1.20 - 1.95           3.73 - 4.51
                               2010       2.07        1.20 - 1.95         16.93 - 17.81
                               2009       3.38        1.20 - 2.15         11.47 - 12.53

  Pioneer VCT Ibbotson Growth  2013       1.76        1.20 - 1.95         16.95 - 17.83
     Allocation Sub-Account    2012       1.76        1.20 - 1.95          9.72 - 10.55
                               2011       1.94        1.20 - 1.95       (5.14) - (4.42)
                               2010       1.88        1.20 - 1.95         12.55 - 13.39
                               2009       2.87        1.20 - 1.95         30.11 - 31.09

  Pioneer VCT Ibbotson         2013       2.31        1.20 - 2.20         13.71 - 14.85
     Moderation Allocation     2012       2.47        1.20 - 2.20          9.14 - 10.25
     Sub-Account               2011       2.49        1.20 - 2.20       (4.21) - (3.25)
                               2010       2.53        1.20 - 2.20         11.44 - 12.56
                               2009       3.10        1.20 - 2.20         28.59 - 29.89

  Pioneer VCT Mid Cap Value    2013       0.74        0.95 - 1.95         30.19 - 31.50
     Sub-Account               2012       0.84        0.95 - 1.95           8.67 - 9.77
                               2011       0.64        0.95 - 1.95       (7.66) - (6.73)
                               2010       0.87        0.95 - 1.95         15.62 - 16.78
                               2009       1.29        0.95 - 1.95         22.85 - 24.08

  Pioneer VCT Real Estate      2013       2.16        1.20 - 1.95         (0.42) - 0.33
     Shares Sub-Account        2012       2.11        1.20 - 1.95         13.84 - 14.70
                               2011       2.24        1.20 - 1.95           7.64 - 8.45
                               2010       2.42        1.20 - 1.95         26.06 - 27.01
                               2009       4.81        1.20 - 1.95         29.02 - 29.98

  T. Rowe Price Growth Stock   2013       0.04               0.89                 37.97
     Sub-Account               2012       0.18               0.89                 17.86
                               2011       0.02               0.89                (1.85)
                               2010       0.06               0.89                 15.89
                               2009       0.21               0.89                 41.98

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  T. Rowe Price International  2013        41,360            15.85         655,401
     Stock Sub-Account         2012        45,736            13.99         639,881
                               2011        59,337            11.89         705,529
                               2010        68,117            13.68         932,126
                               2009        72,797            12.06         877,970

  T. Rowe Price Prime Reserve  2013        31,743            17.59         558,449
     Sub-Account               2012        40,746            17.75         723,146
                               2011        54,384            17.91         973,756
                               2010        70,013            18.06       1,264,618
                               2009        76,856            18.22       1,400,475

  UIF U.S. Real Estate         2013     2,531,191    27.80 - 60.27     100,974,977
     Sub-Account               2012     2,343,331    27.76 - 59.62      90,757,950
                               2011     2,367,197    24.43 - 51.96      76,564,905
                               2010     2,327,750    23.50 - 49.52      68,963,648
                               2009     2,542,094    18.43 - 38.47      56,466,102

                                               FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                        INCOME          LOWEST TO         LOWEST TO
                                       RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     -------------  ----------------  ----------------
  T. Rowe Price International  2013       0.97               0.89                13.26
     Stock Sub-Account         2012       1.21               0.89                17.66
                               2011       1.20               0.89              (13.11)
                               2010       1.13               0.89                13.46
                               2009       2.49               0.89                50.86

  T. Rowe Price Prime Reserve  2013       0.01               0.89               (0.87)
     Sub-Account               2012       0.01               0.89               (0.88)
                               2011       0.01               0.89               (0.87)
                               2010       0.01               0.89               (0.87)
                               2009       0.22               0.89               (0.70)

  UIF U.S. Real Estate         2013       1.09        0.95 - 1.90          0.13 - 1.09
     Sub-Account               2012       0.85        0.95 - 1.90        13.65 - 14.74
                               2011       0.85        0.95 - 1.90          3.93 - 4.92
                               2010       2.15        0.95 - 1.90        27.52 - 28.73
                               2009       3.31        0.95 - 1.90        25.93 - 27.14

 1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund or portfolio in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, within the underlying portfolio, series, or fund of the Trusts which may have unique investment income ratios.

 2 These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

 3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Sub-Account.

This page is intentionally left blank.

MetLife Investors USA Insurance Company

Consolidated Financial Statements
As of December 31, 2013 and 2012 and for the Years Ended December 31, 2013, 2012 and 2011 and Independent Auditors' Report

                         INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of MetLife Investors USA Insurance Company:

We have audited the accompanying consolidated financial statements of MetLife Investors USA Insurance Company and its subsidiaries (the "Company"), an indirect wholly-owned subsidiary of MetLife, Inc., which comprise the consolidated balance sheets as of December 31, 2013 and 2012, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2013, and the related notes to the consolidated financial statements.

Management's Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of MetLife Investors USA Insurance Company and its subsidiaries as of December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2013, in accordance with accounting principles generally accepted in the United States of America.

Other Matter

Results of the Company may not be indicative of those of a stand-alone entity, as the Company is a member of a controlled group of affiliated companies.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Philadelphia, Pennsylvania
April 8, 2014

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                          Consolidated Balance Sheets
                          December 31, 2013 and 2012

                (In millions, except share and per share data)

                                                                                    2013         2012
                                                                                ------------ ------------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value
   (amortized cost: $10,757 and $9,987, respectively).......................... $     11,214 $     11,387
 Equity securities available-for-sale, at estimated fair value (cost: $113 and
   $33, respectively)..........................................................           99           34
 Mortgage loans (net of valuation allowances of $8 and $8, respectively).......        1,826        1,678
 Policy loans..................................................................          151          130
 Real estate and real estate joint ventures....................................          190          175
 Other limited partnership interests...........................................          799          650
 Short-term investments, at estimated fair value...............................          504          722
 Other invested assets.........................................................          524          560
                                                                                ------------ ------------
   Total investments...........................................................       15,307       15,336
Cash and cash equivalents......................................................          100          122
Accrued investment income......................................................          134          135
Premiums, reinsurance and other receivables....................................       12,468       14,492
Deferred policy acquisition costs..............................................        3,624        2,906
Current income tax recoverable.................................................          108          137
Other assets...................................................................          692          725
Separate account assets........................................................       81,745       70,876
                                                                                ------------ ------------
     Total assets.............................................................. $    114,178 $    104,729
                                                                                ============ ============
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits......................................................... $      5,415 $      4,402
Policyholder account balances..................................................       11,066       12,937
Other policy-related balances..................................................        2,649        2,607
Payables for collateral under securities loaned and other transactions.........        1,547        1,823
Long-term debt.................................................................           40           41
Deferred income tax liability..................................................        1,113        1.383
Other liabilities..............................................................        5,796        5,389
Separate account liabilities...................................................       81,745       70,876
                                                                                ------------ ------------
     Total liabilities.........................................................      109,371       99,458
                                                                                ------------ ------------
Contingencies, Commitments and Guarantees (Note 12)
Stockholder's Equity
Preferred stock, par value $1.00 per share; 200,000 shares authorized, issued
  and outstanding..............................................................           --           --
Common stock, par value $200.00 per share; 15,000 shares authorized;
  11,000 shares issued and outstanding.........................................            2            2
Additional paid-in capital.....................................................        2,534        2,520
Retained earnings..............................................................        1,997        1,832
Accumulated other comprehensive income (loss)..................................          274          917
                                                                                ------------ ------------
     Total stockholder's equity................................................        4,807        5,271
                                                                                ------------ ------------
     Total liabilities and stockholder's equity................................ $    114,178 $    104,729
                                                                                ============ ============

       See accompanying notes to the consolidated financial statements.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                  2013      2012      2011
                                                                --------- --------- ---------
Revenues
Premiums....................................................... $     333 $     428 $     647
Universal life and investment-type product policy fees.........     1,691     1,585     1,288
Net investment income..........................................       726       661       586
Other revenues.................................................       422       327       314
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.       (3)       (4)        --
 Other-than-temporary impairments on fixed maturity securities
   transferred to other comprehensive income (loss)............        --         2       (2)
 Other net investment gains (losses)...........................         9        27       (5)
                                                                --------- --------- ---------
   Total net investment gains (losses).........................         6        25       (7)
 Net derivative gains (losses).................................   (1,005)     1,135       725
                                                                --------- --------- ---------
     Total revenues............................................     2,173     4,161     3,553
                                                                --------- --------- ---------
Expenses
Policyholder benefits and claims...............................       571       802       779
Interest credited to policyholder account balances.............       419       421       424
Other expenses.................................................     1,039     1,928     1,688
                                                                --------- --------- ---------
     Total expenses............................................     2,029     3,151     2,891
                                                                --------- --------- ---------
Income (loss) before provision for income tax..................       144     1,010       662
Provision for income tax expense (benefit).....................      (21)       296       175
                                                                --------- --------- ---------
Net income (loss).............................................. $     165 $     714 $     487
                                                                ========= ========= =========

       See accompanying notes to the consolidated financial statements.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                        2013    2012     2011
                                                                      -------- ------- ---------
Net income (loss).................................................... $    165 $   714 $     487
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets........    (853)     331       697
 Unrealized gains (losses) on derivatives............................    (138)      16       199
 Foreign currency translation adjustments............................        2     (1)       (1)
                                                                      -------- ------- ---------
Other comprehensive income (loss), before income tax.................    (989)     346       895
Income tax (expense) benefit related to items of other comprehensive
  income (loss)......................................................      346   (121)     (313)
                                                                      -------- ------- ---------
Other comprehensive income (loss), net of income tax.................    (643)     225       582
                                                                      -------- ------- ---------
Comprehensive income (loss).......................................... $  (478) $   939 $   1,069
                                                                      ======== ======= =========

       See accompanying notes to the consolidated financial statements.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                Consolidated Statements of Stockholder's Equity
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                       Accumulated Other Comprehensive Income (Loss)
                                                                       ---------------------------------------------
                                                                           Net
                                                                       Unrealized                       Foreign
                                              Additional               Investment     Other-Than-       Currency
                          Preferred  Common    Paid-in      Retained      Gains        Temporary      Translation
                           Stock     Stock     Capital     Earnings       (Losses)      Impairments     Adjustments
                         ---------- -------- ------------ ------------ -----------   --------------  --------------
Balance at December 31,
 2010 (1)............... $      --  $      2 $      2,520 $        631 $      113       $    (3)        $     --
Net income (loss).......                                           487
Other comprehensive
 income (loss), net of
 income tax.............                                                      584            (1)             (1)
                         ---------- -------- ------------ ------------ -----------   --------------  --------------
Balance at December 31,
 2011...................        --         2        2,520        1,118        697            (4)             (1)
Net income (loss).......                                           714
Other comprehensive
 income (loss), net of
 income tax.............                                                      225              1             (1)
                         ---------- -------- ------------ ------------ -----------   --------------  --------------
Balance at December 31,
 2012...................        --         2        2,520        1,832        922            (3)             (2)
Capital contribution....                               14
Net income (loss).......                                           165
Other comprehensive
 income (loss), net of
 income tax.............                                                    (645)              1               1
                         ---------- -------- ------------ ------------ -----------   --------------  --------------
Balance at December 31,
 2013................... $      --  $      2 $      2,534 $      1,997 $      277       $    (2)        $    (1)
                         ========== ======== ============ ============ ===========   ==============  ==============




                             Total
                         Stockholder's
                             Equity
                         -------------
Balance at December 31,
 2010 (1)............... $      3,263
Net income (loss).......          487
Other comprehensive
 income (loss), net of
 income tax.............          582
                         -------------
Balance at December 31,
 2011...................        4,332
Net income (loss).......          714
Other comprehensive
 income (loss), net of
 income tax.............          225
                         -------------
Balance at December 31,
 2012...................        5,271
Capital contribution....           14
Net income (loss).......          165
Other comprehensive
 income (loss), net of
 income tax.............        (643)
                         -------------
Balance at December 31,
 2013................... $      4,807
                         =============

--------

(1)Includes amounts related to prior period adjustments to Retained Earnings of ($25) million. See Note 1.

       See accompanying notes to the consolidated financial statements.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                                                      2013     2012     2011
                                                                                                    -------- -------- --------
Cash flows from operating activities
Net income (loss).................................................................................. $    165 $    714 $    487
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses...........................................................       17       13       20
  Amortization of premiums and accretion of discounts associated with investments, net.............     (59)     (49)     (45)
  (Gains) losses on investments and derivatives, net...............................................      918  (1,222)    (826)
  (Income) loss from equity method investments, net of dividends or distributions..................     (34)     (24)      (2)
  Interest credited to policyholder account balances...............................................      419      421      424
  Universal life and investment-type product policy fees...........................................  (1,691)  (1,585)  (1,288)
  Change in accrued investment income..............................................................        7     (12)     (14)
  Change in premiums, reinsurance and other receivables............................................  (1,230)    (705)    (608)
  Change in deferred policy acquisition costs, net.................................................    (675)       41    (574)
  Change in income tax.............................................................................      105      328      160
  Change in other assets...........................................................................    1,637    1,417    1,058
  Change in insurance-related liabilities and policy-related balances..............................    1,123    1,469    1,299
  Change in other liabilities......................................................................      887      398      363
                                                                                                    -------- -------- --------
Net cash provided by (used in) operating activities................................................    1,589    1,204      454
                                                                                                    -------- -------- --------
Cash flows from investing activities
  Sales, maturities and repayments of:
   Fixed maturity securities.......................................................................    3,907    3,203    3,137
   Equity securities...............................................................................        9        3        5
   Mortgage loans..................................................................................      115       60       56
   Real estate and real estate joint ventures......................................................       27       --       --
   Other limited partnership interests.............................................................       50       68       93
  Purchases of:
   Fixed maturity securities.......................................................................  (4,569)  (3,715)  (4,274)
   Equity securities...............................................................................     (82)     (31)      (5)
   Mortgage loans..................................................................................    (258)    (229)    (387)
   Real estate and real estate joint ventures......................................................     (69)    (145)      (1)
   Other limited partnership interests.............................................................    (171)    (162)    (164)
  Cash received in connection with freestanding derivatives........................................       29       57       22
  Cash paid in connection with freestanding derivatives............................................     (76)     (18)     (25)
  Issuances of loans to affiliates.................................................................    (125)       --    (125)
  Net change in policy loans.......................................................................     (21)     (28)     (38)
  Net change in short-term investments.............................................................      220       57    (666)
  Net change in other invested assets..............................................................     (13)        5       25
                                                                                                    -------- -------- --------
Net cash provided by (used in) investing activities................................................  (1,027)    (875)  (2,347)
                                                                                                    -------- -------- --------
Cash flows from financing activities
  Policyholder account balances:
   Deposits........................................................................................    1,616    2,621    4,984
   Withdrawals.....................................................................................  (1,914)  (3,191)  (3,647)
  Net change in payables for collateral under securities loaned and other transactions.............    (276)      151      426
  Long-term debt repaid............................................................................      (1)      (1)      (3)
  Financing element on certain derivative instruments..............................................      (9)      105        1
                                                                                                    -------- -------- --------
Net cash provided by (used in) financing activities................................................    (584)    (315)    1,761
                                                                                                    -------- -------- --------
Change in cash and cash equivalents................................................................     (22)       14    (132)
Cash and cash equivalents, beginning of year.......................................................      122      108      240
                                                                                                    -------- -------- --------
Cash and cash equivalents, end of year                                                              $    100 $    122 $    108
                                                                                                    ======== ======== ========
Supplemental disclosures of cash flow information:
  Net cash paid (received) for:
   Interest........................................................................................ $      3 $      3 $      2
                                                                                                    ======== ======== ========
   Income tax...................................................................................... $  (131) $   (34) $     16
                                                                                                    ======== ======== ========
Non-cash transactions:
  Real estate and real estate joint ventures acquired in satisfaction of debt...................... $     -- $      2 $     --
                                                                                                    ======== ======== ========

       See accompanying notes to the consolidated financial statements.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  MetLife Investors USA Insurance Company ("MLI-USA") and its subsidiaries, (the "Company"), a Delaware domiciled life insurance company is a wholly-owned subsidiary of MetLife Insurance Company of Connecticut ("MICC"). MICC is a subsidiary of MetLife, Inc. ("MetLife"). The Company markets, administers and insures a broad range of term life, universal and variable life and variable and fixed annuity products.

  In the second quarter of 2013, MetLife announced its plans to merge three U.S.-based life insurance companies and an offshore reinsurance subsidiary to create one larger U.S.-based and U.S.-regulated life insurance company (the "Mergers"). The companies to be merged consist of MICC, MLI-USA and MetLife Investors Insurance Company, each a U.S. insurance company that issues variable annuity products in addition to other products, and Exeter Reassurance Company, Ltd. ("Exeter"), a reinsurance company that mainly reinsures guarantees associated with variable annuity products. MICC, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. The Mergers are expected to occur in the fourth quarter of 2014, subject to regulatory approvals.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

 Consolidation

   The accompanying consolidated financial statements include the accounts of MetLife Investors USA Insurance Company and its subsidiary, as well as a partnership in which the Company has control. Intercompany accounts and transactions have been eliminated.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

    .  such separate accounts are legally recognized;
    . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

    . investments are directed by the contractholder; and . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

   The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of operations.

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the statements of operations.

 Reclassifications

   Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

  Adjustments to Prior Periods

   During the fourth quarter of 2013, the Company determined certain prior period results should be adjusted to correct the following:

    . Certain prior years' acquisition costs related to variable annuity sales were incorrectly allocated to an affiliate. Such costs, net of deferred policy acquisition costs ("DAC"), were $65 million, $78 million and $62 million for 2012, 2011 and 2010, respectively.
    . A DAC recoverability write-off of $111 million associated with term life and universal life secondary guarantees business sold in 2012 was not recorded as of December 31, 2012.
    . The fair value of a bifurcated embedded derivative associated with a reinsurance agreement was overstated by $23 million for 2011.
    . Policyholder benefits and claims and other expenses were overstated in 2012 by $6 million and $23 million, respectively, due to an adjustment in the modeling of dynamic lapses in certain variable annuity products.
    . Adjustments associated with data used in the modeling of certain variable annuity projected benefits in periods prior to 2012. Previously, net derivative gains (losses) was over (understated) by $82 million, ($47) million and ($35) million for the years ended December 31, 2012 and 2011 and periods prior to 2011, respectively, and DAC amortization was over (understated) by $28 million, ($15) million and ($13) million for the years ended December 31, 2012 and 2011 and periods prior to 2011, respectively.

   Management evaluated the materiality of these adjustments quantitatively and qualitatively and concluded that they were not material to any prior periods' annual financial statements; however, unadjusted amounts as of December 31, 2012 would have had a significant effect on the results of operations for 2013 if they were recorded in 2013. Accordingly, the Company has revised its previously reported financial statements for prior annual periods for the items listed above, including the related tax impacts, as detailed below.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  The impact of the adjustments is shown in the tables below:

                                                       December 31, 2012
                                                      -------------------
                                                          As
                                                      Previously    As
      Consolidated Balance Sheets                      Reported  Adjusted
      ----------------------------------------------- ---------- --------
                                                         (In millions)
      Assets
         Premiums, reinsurance and other receivables.  $ 14,746  $ 14,492
         Deferred policy acquisition costs...........  $  2,945  $  2,906
         Other assets................................  $    721  $    725
         Total assets................................  $105,018  $104,729
      Liabilities
         Future policy benefits......................  $  4,404  $  4,402
         Deferred income tax liability...............  $  1,484  $  1,383
         Total liabilities...........................  $ 99,561  $ 99,458
      Stockholder's Equity
         Retained earnings...........................  $  2,018  $  1,832
         Total stockholder's equity..................  $  5,457  $  5,271
         Total liabilities and stockholder's equity..  $105,018  $104,729

                                                            December 31,
                                               ---------------------------------------
                                                      2012                2011
                                               ------------------- -------------------
                                                   As                  As
                                               Previously    As    Previously    As
Consolidated Statements of Operations           Reported  Adjusted  Reported  Adjusted
---------------------------------------------- ---------- -------- ---------- --------
                                                            (In millions)
Revenues
   Net derivative gains (losses)..............   $1,194    $1,135    $  701    $  725
   Total revenues.............................   $4,220    $4,161    $3,529    $3,553
Expenses
   Policyholder benefits and claims...........   $  808    $  802    $  779       N/A
   Other expenses.............................   $1,803    $1,928    $1,595    $1,688
   Total expenses.............................   $3,032    $3,151    $2,798    $2,891
Income (loss) before provision for income tax.   $1,188    $1,010    $  731    $  662
Provision for income tax expense (benefit)....   $  359    $  296    $  198    $  175
Net income (loss).............................   $  829    $  714    $  533    $  487

                                                                     December 31,
                                                        ---------------------------------------
                                                               2012                2011
                                                        ------------------- -------------------
                                                            As                  As
                                                        Previously    As    Previously    As
Consolidated Statements of Comprehensive Income (Loss)   Reported  Adjusted  Reported  Adjusted
------------------------------------------------------  ---------- -------- ---------- --------
                                                                     (In millions)
             Net income (loss).........................   $  829     $714     $  533    $  487
             Comprehensive income (loss)...............   $1,054     $939     $1,115    $1,069

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


                                                           As
                                                       Previously    As
      Consolidated Statements of Stockholder's Equity   Reported  Adjusted
      -----------------------------------------------  ---------- --------
                                                          (In millions)
             Retained Earnings
               Balance at December 31, 2010...........   $  656    $  631
                Net income (loss).....................   $  533    $  487
               Balance at December 31, 2011...........   $1,189    $1,118
                Net income (loss).....................   $  829    $  714
               Balance at December 31, 2012...........   $2,018    $1,832
             Total Stockholder's Equity
               Balance at December 31, 2010...........   $3,288    $3,263
               Balance at December 31, 2011...........   $4,403    $4,332
               Balance at December 31, 2012...........   $5,457    $5,271

                                                                             December 31,
                                                                --------------------------------------
                                                                       2012                2011
                                                                ------------------  ------------------
                                                                    As                  As
                                                                Previously    As    Previously    As
Consolidated Statements of Cash Flows                            Reported  Adjusted  Reported  Adjusted
--------------------------------------------------------------  ---------- -------- ---------- --------
                                                                             (In millions)
Cash flows from operating activities
   Net income (loss)...........................................  $   829   $   714    $  533    $ 487
   (Gains) losses on investments and derivatives, net..........  $(1,281)  $(1,222)   $ (802)   $(826)
   Change in premiums, reinsurance and other receivables.......  $  (756)  $  (705)   $ (710)   $(608)
   Change in deferred policy acquisition costs, net............  $   (33)  $    41    $ (566)   $(574)
   Change in income tax........................................  $   391   $   328    $  184    $ 160
   Change in other assets......................................  $ 1,421   $ 1,417    $1,058      N/A
   Change in insurance-related liabilities and policy-related
     balances..................................................  $ 1,471   $ 1,469    $1,299      N/A

Summary of Significant Accounting Policies

  The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

  ----------------------------------------------------------------------------
  Accounting Policy                                                       Note
  ----------------------------------------------------------------------------
  Insurance                                                                2
  ----------------------------------------------------------------------------
  Deferred Policy Acquisition Costs and Other Policy-Related Intangibles   3
  ----------------------------------------------------------------------------
  Reinsurance                                                              4
  ----------------------------------------------------------------------------
  Investments                                                              5
  ----------------------------------------------------------------------------
  Derivatives                                                              6
  ----------------------------------------------------------------------------
  Fair Value                                                               7
  ----------------------------------------------------------------------------
  Income Tax                                                               11
  ----------------------------------------------------------------------------
  Litigation Contingencies                                                 12
  ----------------------------------------------------------------------------

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

    The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, renewal, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

    Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

    The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

    Policyholder account balances ("PABs") relate to contract or contract features where the Company has no significant insurance risk.

    The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policy-Related Balances

    Other policy-related balances include policy and contract claims, unearned revenue liabilities and premiums received in advance.

    The liability for policy and contract claims generally relates to incurred but not reported death claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

    The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

    The Company accounts for the prepayment of premiums on its individual life contracts as premiums received in advance and applies the cash received to premiums when due.

  Recognition of Insurance Revenues and Deposits

    Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

    Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related PABs.

    Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Deferred Policy Acquisition Costs and Other Policy-Related Intangibles

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

    .  incremental direct costs of contract acquisition, such as commissions;
    . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed;
    . other essential direct costs that would not have been incurred had a policy not been acquired or renewed; and
    . in limited circumstances, the costs of direct-response advertising, the primary purpose of which is to elicit sales to customers who could be shown to have responded specifically to the advertising and that results in probable future benefits.

   All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

   DAC is amortized as follows:

 -----------------------------------------------------------------------------
 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 -----------------------------------------------------------------------------
 .  Nonparticipating and                Historic actual and expected future
    non-dividend-paying traditional     gross premiums.
    contracts (primarily term
    insurance)
 -----------------------------------------------------------------------------
 .  Participating, dividend-paying      Actual and expected future gross
    traditional contracts               margins.
 -----------------------------------------------------------------------------
 .  Fixed and variable universal life   Actual and expected future gross
    contracts                           profits.
 .  Fixed and variable deferred
    annuity contracts
 -----------------------------------------------------------------------------

   See Note 3 for additional information on DAC amortization.

   The recovery of DAC is dependent upon the future profitability of the related business.

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements to determine the recoverability of the asset.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements. The VODA associated with past business combinations contributed to the Company by MetLife is amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA to determine whether the asset is impaired.

 Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

  For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

   Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

 Investments

  Net Investment Income

    Income on investments is reported within net investment income, unless otherwise stated herein.

  Fixed Maturity and Equity Securities

    The Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

    Interest income on fixed maturity securities is recognized when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Prepayment fees are recognized when earned. Dividends on equity securities are recognized when declared.

    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 5 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exist, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

  Mortgage Loans

    The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 5.

    Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Real Estate

    Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income associated with such real estate is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

    Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held for sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Real Estate Joint Ventures and Other Limited Partnership Interests

    The Company uses the equity method of accounting for investments in equity securities when it has significant influence or at least 20% interest and for investments in real estate joint ventures and other limited partnership interests ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, but does not have a controlling financial interest. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments as earned or received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

    The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

  Other Invested Assets

    Other invested assets consist of the following:

    . Loans to affiliates are stated at unpaid principal balance, adjusted for any unamortized premium or discount.
    . Freestanding derivatives with positive estimated fair values are described in "-- Derivatives" below.
    . Tax credit and renewable energy partnerships derive their primary source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.
    . Leveraged leases are recorded net of non-recourse debt. Income on leveraged leases is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values for impairment.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Securities Lending Program

    Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

  Freestanding Derivatives

    Freestanding derivatives are carried in the Company's balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

    If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

-------------------------------------------------------------------------------
  Statement of Operations Presentation:    Derivative:
-------------------------------------------------------------------------------
  Net investment income                  .  Economic hedges of equity method
                                            investments in joint ventures
-------------------------------------------------------------------------------

  Hedge Accounting

    To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

    . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) - in net derivative gains (losses), consistent with the change in fair value of the hedged item attributable to the designated risk being hedged.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

    . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) - effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

    The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of operations within interest income or interest expense to match the location of the hedged item.

    In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

    The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

    When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

    When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

    In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Embedded Derivatives

    The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;
   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and
   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

    Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

 Employee Benefit Plans

  Pension, postretirement and postemployment benefits are provided to associates under plans sponsored and administered by MLIC, an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 Income Tax

   MetLife Investors USA Insurance Company joined with MetLife and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to the Company under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife has elected the "percentage method" (and 100 percent under such method) of reimbursing companies for tax attributes such as losses. As a result, 100 percent of tax attributes such as losses are reimbursed by MetLife to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes such as losses. Profitable subsidiaries pay to MetLife each year the federal income tax which such profitable subsidiary would have paid that year based upon that year's taxable income. If the Company has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by the Company when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if the Company would not have realized the attributes on a stand-alone basis under a "wait and see" method.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance of the business and its ability to generate capital gains. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

  . future taxable income exclusive of reversing temporary differences and carryforwards;
  .  future reversals of existing taxable temporary differences;
  . taxable income in prior carryback years; and . tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

 Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On an annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements.

 Other Accounting Policies

  Cash and Cash Equivalents

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Computer Software

    Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $122 million and $109 million at December 31, 2013 and 2012, respectively. Accumulated amortization of capitalized software was $35 million and $32 million at December 31, 2013 and 2012, respectively. Related amortization expense was $3 million, $2 million and $12 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  Other Revenues

    Other revenues include fees on reinsurance financing agreements and advisory fees. Such fees are recognized in the period in which services are performed.

  Foreign Currency

    The results of foreign investments in other limited partnership interests are recorded based on the functional currency of each investment. Net assets of the foreign investments are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and the proportionate shares of net income from the foreign investments are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Adoption of New Accounting Pronouncements

  Effective July 17, 2013, the Company adopted new guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the United States Treasury and London Interbank Offered Rate ("LIBOR"). Also, this new guidance removes the restriction on using different benchmark rates for similar hedges. The new guidance did not have a material impact on the financial statements upon adoption, but may impact the selection of benchmark interest rates for hedging relationships in the future.

  Effective January 1, 2013, the Company adopted new guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of accumulated OCI ("AOCI") by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 9.

  Effective January 1, 2013, the Company adopted new guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 6.

  On January 1, 2012, the Company adopted new guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative costs previously capitalized by the Company will no longer be deferred.

  On January 1, 2012, the Company adopted new guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholder's equity. The Company adopted the two-statement approach for annual financial statements.

  Effective January 1, 2012, the Company adopted new guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's financial statements other than the expanded disclosures in Note 7.

Future Adoption of New Accounting Pronouncements

  In February 2013, the FASB issued new guidance regarding liabilities (Accounting Standards Update 2013-04, Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date), effective retrospectively for fiscal years beginning after December 15, 2013 and interim periods within those years. The amendments require an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. In addition, the amendments require an entity to disclose the nature and amount of the obligation, as well as other information about the obligation. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

2. Insurance

Insurance Liabilities

  Future policy benefits are measured as follows:

   Product Type:                      Measurement Assumptions:
   -------------------------------------------------------------------------
   Participating life                 Aggregate of net level premium
                                      reserves for death and endowment
                                      policy benefits (calculated based
                                      upon the non-forfeiture interest rate
                                      of 4%, and mortality rates guaranteed
                                      in calculating the cash surrender
                                      values described in such contracts).
   -------------------------------------------------------------------------
   Nonparticipating life              Aggregate of the present value of
                                      expected future benefit payments and
                                      related expenses less the present
                                      value of expected future net
                                      premiums. Assumptions as to mortality
                                      and persistency are based upon the
                                      Company's experience when the basis
                                      of the liability is established.
                                      Interest rate assumptions for the
                                      aggregate future policy benefit
                                      liabilities range from 3% to 7%.
   -------------------------------------------------------------------------
   Traditional fixed annuities after  Present value of expected future
   annuitization                      payments. Interest rate assumptions
                                      used in establishing such liabilities
                                      range from 4% to 8%.

  Participating business represented 3% and 2% of the Company's life insurance in-force at December 31, 2013 and 2012, respectively. Participating policies represented 35%, 27% and 12% of gross life insurance premiums for the years ended December 31, 2013, 2012 and 2011, respectively.

  PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from 1% to 8%, less expenses, mortality charges and withdrawals.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Insurance (continued)


Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in PABs and are further discussed in Note 6. Guarantees accounted for as insurance liabilities include:

 Guarantee:                               Measurement Assumptions:
 ------------------------------------------------------------------------------
 GMDBs  .  A return of purchase        .  Present value of expected death
           payment upon death even if     benefits in excess of the projected
           the account value is           account balance recognizing the
           reduced to zero.               excess ratably over the accumulation
                                          period based on the present value of
                                          total expected assessments.
        .  An enhanced death benefit   .  Assumptions are consistent with
           may be available for an        those used for amortizing DAC, and
           additional fee.                are thus subject to the same
                                          variability and risk.
                                       .  Investment performance and
                                          volatility assumptions are
                                          consistent with the historical
                                          experience of the appropriate
                                          underlying equity index, such as the
                                          S&P 500 Index.
                                       .  Benefit assumptions are based on the
                                          average benefits payable over a
                                          range of scenarios.
 ------------------------------------------------------------------------------
 GMIBs  .  After a specified period    .  Present value of expected income
           of time determined at the      benefits in excess of the projected
           time of issuance of the        account balance at any future date
           variable annuity contract,     of annuitization and recognizing the
           a minimum accumulation of      excess ratably over the accumulation
           purchase payments, even if     period based on present value of
           the account value is           total expected assessments.
           reduced to zero, that can
           be annuitized to receive a
           monthly income stream that
           is not less than a
           specified amount.
        .  Certain contracts also      .  Assumptions are consistent with
           provide for a guaranteed       those used for estimating GMDB
           lump sum return of             liabilities.
           purchase premium in lieu
           of the annuitization
           benefit.
                                       .  Calculation incorporates an
                                          assumption for the percentage of the
                                          potential annuitizations that may be
                                          elected by the contractholder.
 ------------------------------------------------------------------------------
 GMWBs  .  A return of purchase        .  Expected value of the life
           payment via partial            contingent payments and expected
           withdrawals, even if the       assessments using assumptions
           account value is reduced       consistent with those used for
           to zero, provided that         estimating the GMDB liabilities.
           cumulative withdrawals in
           a contract year do not
           exceed a certain limit.

        .  Certain contracts include
           guaranteed withdrawals
           that are life contingent.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Insurance (continued)


  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                  Universal and Variable
                                Annuity Contracts     Life Contracts
                                ----------------- ----------------------
                                                        Secondary
                                  GMDBs    GMIBs        Guarantees         Total
                                -------  -------  ---------------------- -------
                                                (In millions)
  Direct
  Balance at January 1, 2011...   $  73     $281                  $  470  $  824
  Incurred guaranteed benefits.      77      128                     139     344
  Paid guaranteed benefits.....    (18)       --                      --    (18)
                                -------  -------  ---------------------- -------
  Balance at December 31, 2011.     132      409                     609   1,150
  Incurred guaranteed benefits.     102      402                     269     773
  Paid guaranteed benefits.....    (21)       --                      --    (21)
                                -------  -------  ---------------------- -------
  Balance at December 31, 2012.     213      811                     878   1,902
  Incurred guaranteed benefits.     144      127                     312     583
  Paid guaranteed benefits.....    (13)       --                      --    (13)
                                -------  -------  ---------------------- -------
  Balance at December 31, 2013.   $ 344     $938                  $1,190  $2,472
                                =======  =======  ====================== =======
  Ceded
  Balance at January 1, 2011...   $  73     $ 97                  $  334  $  504
  Incurred guaranteed benefits.      77       44                     123     244
  Paid guaranteed benefits.....    (18)       --                      --    (18)
                                -------  -------  ---------------------- -------
  Balance at December 31, 2011.     132      141                     457     730
  Incurred guaranteed benefits.     102      140                     224     466
  Paid guaranteed benefits.....    (21)       --                      --    (21)
                                -------  -------  ---------------------- -------
  Balance at December 31, 2012.     213      281                     681   1,175
  Incurred guaranteed benefits.     144       44                     260     448
  Paid guaranteed benefits.....    (13)       --                      --    (13)
                                -------  -------  ---------------------- -------
  Balance at December 31, 2013.   $ 344     $325                  $  941  $1,610
                                =======  =======  ====================== =======
  Net
  Balance at January 1, 2011...   $  --     $184                  $  136  $  320
  Incurred guaranteed benefits.      --       84                      16     100
  Paid guaranteed benefits.....      --       --                      --      --
                                -------  -------  ---------------------- -------
  Balance at December 31, 2011.      --      268                     152     420
  Incurred guaranteed benefits.      --      262                      45     307
  Paid guaranteed benefits.....      --       --                      --      --
                                -------  -------  ---------------------- -------
  Balance at December 31, 2012.      --      530                     197     727
  Incurred guaranteed benefits.      --       83                      52     135
  Paid guaranteed benefits.....      --       --                      --      --
                                -------  -------  ---------------------- -------
  Balance at December 31, 2013.   $  --     $613                  $  249  $  862
                                =======  =======  ====================== =======

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Insurance (continued)


  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                       -------------------
                                         2013      2012
                                       --------- ---------
                                          (In millions)
                      Fund Groupings:
                      Balanced........ $  39,626 $  35,569
                      Equity..........    36,676    29,557
                      Bond............     3,407     3,749
                      Money Market....       448       527
                                       --------- ---------
                       Total.......... $  80,157 $  69,402
                                       ========= =========

  Based on the type of guarantee, the Company defines net amount at risk ("NAR") as listed below.

 Variable Annuity Guarantees

  In the Event of Death

    Defined as the death benefit less the total contract account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

  At Annuitization

    Defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

 Universal and Variable Life Contracts

   Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

   The amounts in the table below include direct business, but exclude offsets from hedging or reinsurance, if any. See Note 4 for a discussion of certain living and death benefit guarantees which have been reinsured. Therefore, the NARs presented below reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Insurance (continued)


   Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows at:

                                                               December 31,
                                         ---------------------------------------------------------
                                                     2013                         2012
                                         ---------------------------- ----------------------------
                                             In the          At           In the          At
                                         Event of Death Annuitization Event of Death Annuitization
                                         -------------- ------------- -------------- -------------
                                                               (In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total contract account value............  $    84,964    $    57,041   $    74,156    $    51,411
Separate account value..................  $    82,428    $    55,805   $    71,446    $    49,778
Net amount at risk......................  $     1,324    $       562   $     1,976    $     2,316
Average attained age of contractholders.     65 years       64 years      64 years       63 years

                                                        December 31,
                                                   -----------------------
                                                      2013        2012
                                                   ----------- -----------
                                                    Secondary Guarantees
                                                   -----------------------
                                                        (In millions)
     Universal and Variable Life Contracts (1)
     Account value (general and separate account). $     4,207 $     3,659
     Net amount at risk........................... $    71,699 $    65,938
     Average attained age of policyholders........    56 years    56 years

--------

(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

Obligations Under Funding Agreements

  MLI-USA is a member of the Federal Home Loan Bank ("FHLB") of Pittsburgh. Holdings of the FHLB of Pittsburgh common stock, included in equity securities, were as follows at:

                                             December 31,
                                             ------------
                                             2013    2012
                                             ----    ----
                                             (In millions)
                         FHLB of Pittsburgh.  $20     $11

  The Company has also entered into funding agreements with the FHLB of Pittsburgh. The liability for such funding agreements is included in PABs. Information related to such funding agreements was as follows at:

                                      Liability        Collateral
                                  ----------------- -----------------
                                             December 31,
                                  -----------------------------------
                                      2013     2012     2013     2012
                                  -------- -------- -------- --------
                                             (In millions)
          FHLB of Pittsburgh (1).     $200      $-- $602 (2) $595 (2)

--------

(1)Represents funding agreements issued to the FHLB of Pittsburgh in exchange for cash and for which the FHLB of Pittsburgh has been granted a lien on certain assets, some of which are in the custody of the FHLB

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Insurance (continued)

   of Pittsburgh, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLB of Pittsburgh as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLB of Pittsburgh's recovery on the collateral is limited to the amount of the Company's liability to the FHLB of Pittsburgh.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

Separate Accounts

  Separate account assets and liabilities primarily include pass-through separate accounts totaling $81.6 billion and $70.7 billion at December 31, 2013 and 2012, respectively, for which the policyholder assumes all investment risk.

  For the years ended December 31, 2013, 2012 and 2011, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

3. Deferred Policy Acquisition Costs and Other Policy-Related Intangibles

  See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the historic actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition, include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

3. Deferred Policy Acquisition Costs and Other Policy-Related Intangibles (continued)

gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC balances.

Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

3. Deferred Policy Acquisition Costs and Other Policy-Related Intangibles (continued)


  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC that would have been amortized if such gains and losses had been recognized.

  Information regarding DAC was as follows:

                                                                   Years Ended December 31,
                                                                  --------------------------
                                                                    2013     2012     2011
                                                                  -------- -------- --------
                                                                        (In millions)
DAC
Balance at January 1,............................................ $  2,906 $  2,918 $  2,346
Capitalizations..................................................      476      821    1,274
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).      461    (366)    (290)
 Other expenses..................................................    (391)    (472)    (411)
                                                                  -------- -------- --------
   Total amortization............................................       70    (838)    (701)
                                                                  -------- -------- --------
Unrealized investment gains (losses).............................       34        5      (1)
Other (1)........................................................      138       --       --
                                                                  -------- -------- --------
Balance at December 31,.......................................... $  3,624 $  2,906 $  2,918
                                                                  ======== ======== ========

--------

(1)The year ended December 31, 2013 includes $138 million that was reclassified to DAC from premiums, reinsurance and other receivables. The amounts reclassified relate to an affiliated reinsurance agreement accounted for using the deposit method of accounting and represent the DAC amortization on the expense allowances ceded on the agreement from inception. These amounts were previously included in the calculated value of the deposit receivable on this agreement and recorded within premiums, reinsurance and other receivables.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

3. Deferred Policy Acquisition Costs and Other Policy-Related Intangibles (continued)


  Information regarding other policy-related intangibles was as follows:

                                            Years Ended December 31,
                                            ------------------------
                                             2013     2012    2011
                                             ------  ------  ------
                                               (In millions)
                Deferred Sales Inducements
                Balance at January 1,...... $  478   $  503  $  497
                Capitalization.............      5       20      79
                Amortization...............   (34)     (45)    (73)
                                             ------  ------  ------
                Balance at December 31,.... $  449   $  478  $  503
                                             ======  ======  ======
                VODA
                Balance at January 1,...... $  130   $  140  $  148
                Amortization...............   (11)     (10)     (8)
                                             ------  ------  ------
                Balance at December 31,.... $  119   $  130  $  140
                                             ======  ======  ======
                Accumulated amortization... $   48   $   37  $   27
                                             ======  ======  ======

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                        VODA
                                    -------------
                                    (In millions)
                              2014.    $    12
                              2015.    $    12
                              2016.    $    12
                              2017.    $    11
                              2018.    $     9

4. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by an affiliate. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 5.

  The Company currently reinsures 100% of the living and death benefit guarantees issued in connection with its variable annuities to affiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures 90% of its fixed annuities to an affiliated reinsurer. The value of the embedded

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Reinsurance (continued)

derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

  For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 100% of the mortality risk in excess of $100,000 per life for most new policies and reinsures up to 100% of the mortality risk for certain other policies. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company also reinsures the risk associated with secondary death benefit guarantees on certain universal life insurance policies to affiliates. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

  The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

  The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2013 and 2012, were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. The Company had $475 million and $386 million of unsecured unaffiliated reinsurance recoverable balances at December 31, 2013 and 2012, respectively.

  At December 31, 2013, the Company had $635 million of net unaffiliated ceded reinsurance recoverables. Of this total, $559 million, or 88%, were with the Company's five largest unaffiliated ceded reinsurers, including $399 million of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2012, the Company had $541 million of net unaffiliated ceded reinsurance recoverables. Of this total, $478 million, or 88%, were with the Company's five largest unaffiliated ceded reinsurers, including $323 million of net unaffiliated ceded reinsurance recoverables which were unsecured.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Reinsurance (continued)


  The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                Years Ended December 31,
                                                               --------------------------
                                                                 2013     2012     2011
                                                               -------- -------- --------
                                                                     (In millions)
Premiums
Direct premiums............................................... $  1,019 $    941 $    961
Reinsurance assumed...........................................       10       11        7
Reinsurance ceded.............................................    (696)    (524)    (321)
                                                               -------- -------- --------
 Net premiums................................................. $    333 $    428 $    647
                                                               ======== ======== ========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees. $  2,475 $  2,167 $  1,694
Reinsurance assumed...........................................       79       83       90
Reinsurance ceded.............................................    (863)    (665)    (496)
                                                               -------- -------- --------
 Net universal life and investment-type product policy fees... $  1,691 $  1,585 $  1,288
                                                               ======== ======== ========
Other revenues
Direct other revenues......................................... $    170 $    137 $     99
Reinsurance assumed...........................................       --       --       --
Reinsurance ceded.............................................      252      190      215
                                                               -------- -------- --------
 Net other revenues........................................... $    422 $    327 $    314
                                                               ======== ======== ========
Policyholder benefits and claims
Direct policyholder benefits and claims....................... $  1,650 $  1,799 $  1,363
Reinsurance assumed...........................................       10       19       15
Reinsurance ceded.............................................  (1,089)  (1,016)    (599)
                                                               -------- -------- --------
 Net policyholder benefits and claims......................... $    571 $    802 $    779
                                                               ======== ======== ========
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances..... $    465 $    454 $    436
Reinsurance assumed...........................................       73       71       68
Reinsurance ceded.............................................    (119)    (104)     (80)
                                                               -------- -------- --------
 Net interest credited to policyholder account balances....... $    419 $    421 $    424
                                                               ======== ======== ========
Other expenses
Direct other expenses......................................... $    974 $  1,796 $  1,495
Reinsurance assumed...........................................       28       33       48
Reinsurance ceded.............................................       37       99      145
                                                               -------- -------- --------
 Net other expenses........................................... $  1,039 $  1,928 $  1,688
                                                               ======== ======== ========

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Reinsurance (continued)


  The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                              December 31,
                                 -----------------------------------------------------------------------
                                                2013                                2012
                                 ----------------------------------- -----------------------------------
                                                             Total                               Total
                                                            Balance                             Balance
                                  Direct  Assumed   Ceded    Sheet    Direct  Assumed   Ceded    Sheet
                                 -------- -------- -------- -------- -------- -------- -------- --------
                                                              (In millions)
Assets
Premiums, reinsurance and other
 receivables.................... $   (12) $     27 $ 12,453 $ 12,468 $     84 $     35 $ 14,373 $ 14,492
Deferred policy acquisition
 costs..........................    4,084      122    (582)    3,624    3,429      121    (644)    2,906
                                 -------- -------- -------- -------- -------- -------- -------- --------
  Total assets.................. $  4,072 $    149 $ 11,871 $ 16,092 $  3,513 $    156 $ 13,729 $ 17,398
                                 ======== ======== ======== ======== ======== ======== ======== ========
Liabilities
Other policy-related balances... $    185 $  1,653 $    811 $  2,649 $    164 $  1,588 $    855 $  2,607
Other liabilities...............      316        9    5,471    5,796      282       10    5,097    5,389
                                 -------- -------- -------- -------- -------- -------- -------- --------
  Total liabilities............. $    501 $  1,662 $  6,282 $  8,445 $    446 $  1,598 $  5,952 $  7,996
                                 ======== ======== ======== ======== ======== ======== ======== ========

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $4.0 billion and $4.2 billion at December 31, 2013 and 2012, respectively. There were no deposit liabilities on reinsurance at both December 31, 2013 and 2012.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife subsidiaries, including Metropolitan Life Insurance Company ("MLIC"), Exeter, General American Life Insurance Company, MICC, MetLife Reinsurance Company of Vermont and MetLife Reinsurance Company of Delaware ("MRD"), all of which are related parties.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Reinsurance (continued)

  Information regarding the significant effects of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                             Years Ended December 31,
                                                             ------------------------
                                                              2013     2012    2011
                                                              ------  ------  ------
                                                                (In millions)
Premiums
Reinsurance assumed......................................... $   10   $   11  $    7
Reinsurance ceded...........................................  (637)    (477)   (284)
                                                              ------  ------  ------
 Net premiums............................................... $(627)   $(466)  $(277)
                                                              ======  ======  ======
Universal life and investment-type product policy fees
Reinsurance assumed......................................... $   79   $   83  $   90
Reinsurance ceded...........................................  (735)    (555)   (416)
                                                              ------  ------  ------
 Net universal life and investment-type product policy fees. $(656)   $(472)  $(326)
                                                              ======  ======  ======
Other revenues
Reinsurance assumed......................................... $   --   $   --  $   --
Reinsurance ceded...........................................    252      190     215
                                                              ------  ------  ------
 Net other revenues......................................... $  252   $  190  $  215
                                                              ======  ======  ======
Policyholder benefits and claims
Reinsurance assumed......................................... $   10   $   19  $   15
Reinsurance ceded...........................................  (875)    (833)   (497)
                                                              ------  ------  ------
 Net policyholder benefits and claims....................... $(865)   $(814)  $(482)
                                                              ======  ======  ======
Interest credited to policyholder account balances
Reinsurance assumed......................................... $   73   $   71  $   68
Reinsurance ceded...........................................  (119)    (104)    (80)
                                                              ------  ------  ------
 Net interest credited to policyholder account balances..... $ (46)   $ (33)  $ (12)
                                                              ======  ======  ======
Other expenses
Reinsurance assumed......................................... $   28   $   33  $   48
Reinsurance ceded...........................................     35       98     144
                                                              ------  ------  ------
 Net other expenses......................................... $   63   $  131  $  192
                                                              ======  ======  ======

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                         December 31,
                                             -------------------------------------
                                                    2013               2012
                                             ------------------ ------------------
                                             Assumed    Ceded   Assumed    Ceded
                                             -------- --------- -------- ---------
                                                         (In millions)
Assets
Premiums, reinsurance and other receivables. $     27 $  11,792 $     35 $  13,801
Deferred policy acquisition costs...........      122     (579)      121     (642)
                                             -------- --------- -------- ---------
 Total assets............................... $    149 $  11,213 $    156 $  13,159
                                             ======== ========= ======== =========
Liabilities
Other policy-related balances............... $  1,653 $     811 $  1,588 $     855
Other liabilities...........................        9     5,284       10     4,910
                                             -------- --------- -------- ---------
 Total liabilities.......................... $  1,662 $   6,095 $  1,598 $   5,765
                                             ======== ========= ======== =========

  Effective October 1, 2012, the Company entered into a reinsurance agreement to cede two blocks of business to MRD, on a 90% coinsurance with funds withheld basis. The agreement covers certain term and certain universal life policies issued in 2012 by the Company and was amended in 2013 to include certain term and universal life policies issued by the Company through December 31, 2013. The agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $917 million and $407 million at December 31, 2013 and 2012, respectively. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $798 million and $438 million at December 31, 2013 and 2012, respectively. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and was ($14) million and $6 million at December 31, 2013 and 2012, respectively. The Company's consolidated statements of operations reflected a loss for this agreement of $50 million and $37 million for the years ended December 31, 2013 and 2012, respectively, which included net derivative gains (losses) of $20 million and ($6) million for the years ended December 31, 2013 and 2012, respectively, related to the embedded derivative.

  The Company ceded risks to affiliates related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were assets of $642 million and $3.9 billion at December 31, 2013 and 2012, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($3.8) billion, $439 million, and $1.7 billion for the years ended December 31, 2013, 2012 and 2011, respectively.

  The Company ceded two blocks of business to an affiliate on a 90% coinsurance with funds withheld basis. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and increased the

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Reinsurance (continued)

funds withheld balance by $48 million and $546 million at December 31, 2013 and 2012, respectively. Net derivative gains (losses) associated with the embedded derivatives were $498 million, ($107) million and ($434) million for the years ended December 31, 2013, 2012 and 2011, respectively.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $5.4 billion and $6.1 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2013 and 2012, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $3.9 billion and $4.0 billion, at December 31, 2013 and 2012, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2013 and 2012.

5. Investments

  See Note 7 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of variable interest entities ("VIEs"). The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)


Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, ABS and commercial mortgage-backed securities ("CMBS").

                                              December 31, 2013                           December 31, 2012
                                  ------------------------------------------ --------------------------------------------
                                               Gross Unrealized                            Gross Unrealized
                                   Cost or  ---------------------- Estimated  Cost or  ------------------------ Estimated
                                  Amortized       Temporary  OTTI    Fair    Amortized         Temporary  OTTI    Fair
                                    Cost    Gains  Losses   Losses   Value     Cost     Gains   Losses   Losses   Value
                                  --------- ----- --------- ------ --------- --------- ------- --------- ------ ---------
                                                                       (In millions)
Fixed maturity securities
U.S. corporate...................  $  4,318 $ 323     $  70  $  --  $  4,571   $ 4,130 $   585     $   7  $  --  $  4,708
U.S. Treasury and agency.........     2,031    78        99     --     2,010     1,004     287        --     --     1,291
Foreign corporate................     1,659   103        13     --     1,749     1,747     188         5     --     1,930
RMBS.............................     1,123    64        11      2     1,174     1,362     114         6      4     1,466
State and political subdivision..       776    67        18     --       825       766     160         2     --       924
ABS..............................       369     6         2     --       373       348      15         3     --       360
CMBS.............................       326    15        --     --       341       494      34         1     --       527
Foreign government...............       155    20         4     --       171       136      45        --     --       181
                                  --------- ----- --------- ------ --------- --------- ------- --------- ------ ---------
 Total fixed maturity securities.  $ 10,757 $ 676     $ 217  $   2  $ 11,214   $ 9,987 $ 1,428     $  24  $   4  $ 11,387
                                  ========= ===== ========= ====== ========= ========= ======= ========= ====== =========
Equity securities
Non-redeemable preferred stock...  $     93 $  --     $  14  $  --  $     79   $    22 $     1     $  --  $  --  $     23
Common stock.....................        20    --        --     --        20        11      --        --     --        11
                                  --------- ----- --------- ------ --------- --------- ------- --------- ------ ---------
 Total equity securities.........  $    113 $  --     $  14  $  --  $     99   $    33 $     1     $  --  $  --  $     34
                                  ========= ===== ========= ====== ========= ========= ======= ========= ====== =========

   The Company held non-income producing fixed maturity securities with an estimated fair value of $12 million and less than $1 million with unrealized gains (losses) of $2 million and less than $1 million at December 31, 2013 and 2012, respectively.

  Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

    Amortization of premium and accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)


 Maturities of Fixed Maturity Securities

   The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                                December 31,
                                                   ---------------------------------------
                                                          2013                2012
                                                   ------------------- -------------------
                                                             Estimated           Estimated
                                                   Amortized   Fair    Amortized   Fair
                                                     Cost      Value     Cost      Value
                                                   --------- --------- --------- ---------
                                                                (In millions)
Due in one year or less........................... $     298 $     304 $    234  $     239
Due after one year through five years.............     1,610     1,700    1,417      1,531
Due after five years through ten years............     2,095     2,255    2,137      2,430
Due after ten years...............................     4,936     5,067    3,995      4,834
                                                   --------- --------- --------  ---------
  Subtotal........................................     8,939     9,326    7,783      9,034
Structured securities (RMBS, ABS and CMBS)........     1,818     1,888    2,204      2,353
                                                   --------- --------- --------  ---------
   Total fixed maturity securities................ $  10,757 $  11,214 $  9,987  $  11,387
                                                   ========= ========= ========  =========

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. RMBS, ABS and CMBS are shown separately, as they are not due at a single maturity.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)


 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                               December 31, 2013                         December 31, 2012
                                   ----------------------------------------- -----------------------------------------
                                                        Equal to or Greater                       Equal to or Greater
                                   Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                                   -------------------- -------------------- -------------------- --------------------
                                   Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                     Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                     Value     Losses     Value     Losses     Value     Losses     Value     Losses
                                   --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                       (In millions, except number of securities)
Fixed maturity securities
U.S. corporate....................  $    845     $   63    $   51      $   7    $  160      $   2    $   48      $   5
U.S. Treasury and agency..........     1,189         99        --         --        --         --        --         --
Foreign corporate.................       260         13        18         --        26          1        14          4
RMBS..............................       345          9        41          4        19         --       105         10
State and political subdivision...       146         13        14          5        16          1         6          1
ABS...............................       148          1        14          1        14         --        26          3
CMBS..............................         6         --        --         --        28          1         9         --
Foreign government................        35          4         1         --        --         --        --         --
                                   --------- ---------- --------- ---------- --------- ---------- --------- ----------
  Total fixed maturity securities.  $  2,974     $  202    $  139      $  17    $  263      $   5    $  208      $  23
                                   ========= ========== ========= ========== ========= ========== ========= ==========
Equity securities
Non-redeemable preferred..........  $     70     $   14    $   --      $  --    $   --      $  --    $    1      $  --
                                   --------- ---------- --------- ---------- --------- ---------- --------- ----------
  Total equity securities.........  $     70     $   14    $   --      $  --    $   --      $  --    $    1      $  --
                                   ========= ========== ========= ========== ========= ========== ========= ==========
Total number of securities in an
 unrealized loss position.........       372                   63                   64                   72
                                   =========            =========            =========            =========

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
  (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)

  after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

   . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

   . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

   . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)


    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired at December 31, 2013. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), and changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities increased $191 million during the year ended December 31, 2013 from $28 million to $219 million. The increase in gross unrealized losses for the year ended December 31, 2013, was primarily attributable to an increase in interest rates, partially offset by narrowing credit spreads.

    At December 31, 2013, $2 million of the total $219 million of gross unrealized losses were from two fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

  Investment Grade Fixed Maturity Securities

    All of the $2 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater are related to gross unrealized losses on one investment grade fixed maturity security. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads and, with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

  Below Investment Grade Fixed Maturity Securities

    Less than $1 million of the $2 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, are related to gross unrealized losses on one below investment grade fixed maturity security.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)


  Equity Securities

    Gross unrealized losses on equity securities increased $14 million during the year ended December 31, 2013 from $0 to $14 million. None of the $14 million of gross unrealized losses were from equity securities with gross unrealized losses of 20% or more of cost for 12 months or greater.

Mortgage Loans

 Mortgage Loans by Portfolio Segment

   Mortgage loans are summarized as follows at:

                                                  December 31,
                                   -------------------------------------------
                                           2013                  2012
                                   --------------------- ---------------------
                                     Carrying     % of     Carrying     % of
                                       Value      Total      Value      Total
                                   ------------- ------- ------------- -------
                                   (In millions)         (In millions)
 Mortgage loans:
  Commercial......................   $  1,607     88.0 %   $  1,478     88.1 %
  Agricultural....................        227       12.4        208       12.4
                                     --------    -------   --------    -------
    Subtotal (1)..................      1,834      100.4      1,686      100.5
  Valuation allowances............        (8)      (0.4)        (8)      (0.5)
                                     --------    -------   --------    -------
      Total mortgage loans, net...   $  1,826    100.0 %   $  1,678    100.0 %
                                     ========    =======   ========    =======

--------

(1)Purchases of mortgage loans were $2 million and $20 million for the years ended December 31, 2013 and 2012, respectively.

   See "-- Related Party Investment Transactions" for discussion of related party mortgage loans.

 Mortgage Loans and Valuation Allowance by Portfolio Segment

   All commercial and agricultural mortgage loans held at both December 31, 2013 and 2012 were evaluated collectively for credit losses. The valuation allowance for commercial mortgage loans was $7 million at both December 31, 2013 and 2012. The valuation allowance for agricultural mortgage loans was $1 million at both December 31, 2013 and 2012.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)


 Valuation Allowance Rollforward by Portfolio Segment

   The changes in the valuation allowance, by portfolio segment, were as follows:

                                        Commercial Agricultural Total
                                        ---------- ------------ -----
                                                (In millions)
          Balance at January 1, 2011...   $  12       $  --     $  12
          Provision (release)..........     (2)           1       (1)
                                          -----       -----     -----
          Balance at December 31, 2011.      10           1        11
          Provision (release)..........     (3)          --       (3)
                                          -----       -----     -----
          Balance at December 31, 2012.       7           1         8
          Provision (release)..........      --          --        --
                                          -----       -----     -----
          Balance at December 31, 2013.   $   7       $   1     $   8
                                          =====       =====     =====

  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)


    All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

    For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)


 Credit Quality of Commercial Mortgage Loans

   The credit quality of commercial mortgage loans, were as follows:

                                    Recorded Investment
                       ----------------------------------------------
                        Debt Service Coverage Ratios                    Estimated
                       ------------------------------          % of       Fair      % of
                       > 1.20x  1.00x - 1.20x < 1.00x  Total   Total      Value     Total
                       -------- ------------- ------- -------- ------ ------------- ------
                                    (In millions)                     (In millions)
December 31, 2013:
Loan-to-value ratios:
Less than 65%......... $  1,403     $  18      $  26  $  1,447  90.0%   $  1,542     90.5%
65% to 75%............      100        --         20       120    7.5        120       7.0
76% to 80%............       28        12         --        40    2.5         42       2.5
Greater than 80%......       --        --         --        --     --         --        --
                       --------     -----      -----  -------- ------   --------    ------
 Total................ $  1,531     $  30      $  46  $  1,607 100.0%   $  1,704    100.0%
                       ========     =====      =====  ======== ======   ========    ======
December 31, 2012:
Loan-to-value ratios:
Less than 65%......... $  1,317     $  16      $  14  $  1,347  91.1%   $  1,494     91.5%
65% to 75%............       75        --         20        95    6.4        100       6.1
76% to 80%............       --         5         17        22    1.5         24       1.5
Greater than 80%......       --        14         --        14    1.0         14       0.9
                       --------     -----      -----  -------- ------   --------    ------
 Total................ $  1,392     $  35      $  51  $  1,478 100.0%   $  1,632    100.0%
                       ========     =====      =====  ======== ======   ========    ======

 Credit Quality of Agricultural Mortgage Loans

   The credit quality of agricultural mortgage loans, were as follows at:

                                             December 31,
                               -----------------------------------------
                                       2013                 2012
                               -------------------- --------------------
                                 Recorded    % of     Recorded    % of
                                Investment   Total   Investment   Total
                               ------------- ------ ------------- ------
                               (In millions)        (In millions)
        Loan-to-value ratios:
        Less than 65%.........    $  201      88.5%    $  208     100.0%
        65% to 75%............        26       11.5        --         --
                                  ------     ------    ------     ------
         Total................    $  227     100.0%    $  208     100.0%
                                  ======     ======    ======     ======

 Past Due and Interest Accrual Status of Mortgage Loans

   The Company has a high quality, well performing, mortgage loan portfolio, with all mortgage loans classified as performing at both December 31, 2013 and 2012. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no mortgage loans past due and no mortgage loans in non-accrual status at both December 31, 2013 and 2012.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)


 Impaired Mortgage Loans

   The Company had no impaired mortgage loans at both December 31, 2013 and 2012. The average investment on impaired mortgage loans was $0 and $1 million for the years ended December 31, 2013 and 2012, respectively. The Company did not recognize interest income on impaired mortgage loans during the years ended December 31, 2013, 2012 and 2011.

 Mortgage Loans Modified in a Troubled Debt Restructuring

   The Company may grant concessions related to borrowers experiencing financial difficulties which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded with the restructuring. Through the continuous monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. There were no mortgage loans modified in a troubled debt restructuring during the years ended December 31, 2013 and 2012.

Other Invested Assets

  Other invested assets is comprised of loans to affiliates (see "-- Related Party Investment Transactions"), freestanding derivatives with positive estimated fair values (see Note 6), tax credit and renewable energy partnerships and leveraged leases.

 Leveraged Leases

   Investment in leveraged leases consisted of the following at:

                                                                 December 31,
                                                                 -------------
                                                                 2013   2012
                                                                 -----  -----
                                                                 (In millions)
    Rental receivables, net..................................... $  92  $  92
    Estimated residual values...................................    14     14
                                                                 -----  -----
     Subtotal...................................................   106    106
    Unearned income.............................................  (35)   (37)
                                                                 -----  -----
       Investment in leveraged leases, net of non-recourse debt. $  71  $  69
                                                                 =====  =====

   Rental receivables are generally due in periodic installments. The payment periods range from two to 19 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2013 and 2012, all rental receivables were performing.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)


   The deferred income tax liability related to leveraged leases was $63 million and $53 million at December 31, 2013 and 2012, respectively.

   The components of income from investment in leveraged leases, excluding net investment gains (losses), were as follows:

                                                                          Years Ended December 31,
                                                                        ---------------------------
                                                                          2013      2012       2011
                                                                        ------ ------------- ------
                                                                               (In millions)
Income from investment in leveraged leases.............................   $  2          $  5   $  8
Less: Income tax expense on leveraged leases...........................      1             2      3
                                                                        ------ ------------- ------
Investment income after income tax from investment in leveraged leases.   $  1          $  3   $  5
                                                                        ====== ============= ======

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $2 million and $23 million at December 31, 2013 and 2012, respectively.

Net Unrealized Investment Gains (Losses)

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                          Years Ended December 31,
                                                                        -----------------------------
                                                                         2013      2012        2011
                                                                        ------ ------------- --------
                                                                               (In millions)
Fixed maturity securities.............................................. $  459   $  1,402    $  1,057
Fixed maturity securities with noncredit OTTI losses in AOCI...........    (2)        (4)         (6)
                                                                        ------   --------    --------
 Total fixed maturity securities.......................................    457      1,398       1,051
Equity securities......................................................   (24)         --          --
Derivatives............................................................      4        142         126
Short-term investments.................................................     --        (1)         (1)
Other..................................................................    (4)        (3)          --
                                                                        ------   --------    --------
 Subtotal..............................................................    433      1,536       1,176
                                                                        ------   --------    --------
Amounts allocated from:
 Insurance liability loss recognition..................................     --       (79)        (61)
 DAC...................................................................    (9)       (43)        (48)
                                                                        ------   --------    --------
   Subtotal............................................................    (9)      (122)       (109)
                                                                        ------   --------    --------
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in AOCI...................................................     --          1           2
Deferred income tax benefit (expense)..................................  (149)      (496)       (376)
                                                                        ------   --------    --------
Net unrealized investment gains (losses)............................... $  275   $    919    $    693
                                                                        ======   ========    ========

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)


  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                                  Years Ended December 31,
                                                                  ------------------------
                                                                  2013         2012
                                                                  ----         ----
                                                                  (In millions)
     Balance at January 1,....................................... $(4)         $(6)
     Noncredit OTTI losses and subsequent changes recognized (1).   --          (2)
     Securities sold with previous noncredit OTTI loss...........    1            2
     Subsequent changes in estimated fair value..................    1            2
                                                                  ----         ----
     Balance at December 31,..................................... $(2)         $(4)
                                                                  ====         ====

--------

(1)Noncredit OTTI losses and subsequent changes recognized, net of DAC, were less than $1 million and ($2) million for the years ended December 31, 2013 and 2012, respectively.

  The changes in net unrealized investment gains (losses) were as follows:

                                                                            Years Ended December 31,
                                                                         ------------------------------
                                                                           2013       2012       2011
                                                                         -------- ------------- -------
                                                                                  (In millions)
Balance at January 1,................................................... $    919    $   693    $   110
Fixed maturity securities on which noncredit OTTI losses have been
  recognized............................................................        2          2         --
Unrealized investment gains (losses) during the year....................  (1,105)        358        924
Unrealized investment gains (losses) relating to:
 Insurance liability gain (loss) recognition............................       79       (18)       (27)
 DAC related to noncredit OTTI losses recognized in AOCI................       --         --        (1)
 DAC....................................................................       34          5         --
 Deferred income tax benefit (expense) related to noncredit OTTI losses
   recognized in AOCI...................................................      (1)        (1)         --
 Deferred income tax benefit (expense)..................................      347      (120)      (313)
                                                                         --------    -------    -------
Balance at December 31,................................................. $    275    $   919    $   693
                                                                         ========    =======    =======
Change in net unrealized investment gains (losses)...................... $  (644)    $   226    $   583
                                                                         ========    =======    =======

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2013 and 2012.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)

Securities Lending

  Elements of the securities lending program are presented below at:

                                                             December 31,
                                                           -----------------
                                                             2013     2012
                                                           -------- --------
                                                             (In millions)
   Securities on loan: (1)
    Amortized cost........................................ $  1,443 $  1,212
    Estimated fair value.................................. $  1,424 $  1,534
   Cash collateral on deposit from counterparties (2)..... $  1,470 $  1,574
   Security collateral on deposit from counterparties (3). $     -- $     11
   Reinvestment portfolio -- estimated fair value......... $  1,473 $  1,591

--------

(1)Included within fixed maturity securities.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

Invested Assets on Deposit and Pledged as Collateral

  Invested assets on deposit and pledged as collateral are presented below at estimated fair value for cash and cash equivalents, short-term investments and fixed maturity securities at:

                                                                 December 31,
                                                                 -------------
                                                                 2013   2012
                                                                 -----  -----
                                                                 (In millions)
    Invested assets on deposit (regulatory deposits)............ $   6  $   6
    Invested assets pledged as collateral (1)...................   665    698
                                                                 -----  -----
     Total invested assets on deposit and pledged as collateral. $ 671  $ 704
                                                                 =====  =====

--------

(1)The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 2) and derivative transactions (see Note 6).

  See "-- Securities Lending" for securities on loan.

Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)

flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

  The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                         -------------
                                                          2013   2012
                                                         ------ ------
                                                         (In millions)
         Outstanding principal and interest balance (1). $  312 $  341
         Carrying value (2)............................. $  248 $  277

--------

(1)Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

  The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                            Years Ended December 31,
                                                            ------------------------
                                                             2013        2012
                                                            ------      -------
                                                            (In millions)
      Contractually required payments (including interest). $   46      $   152
      Cash flows expected to be collected (1).............. $   37      $    71
      Fair value of investments acquired................... $   25      $    44

--------

(1)Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

  The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                           Years Ended December 31,
                                                           ------------------------
                                                            2013         2012
                                                           -------      -------
                                                            (In millions)
      Accretable yield, January 1,........................ $   189      $   187
      Investments purchased...............................      12           27
      Accretion recognized in earnings....................    (12)         (11)
      Disposals...........................................     (4)           --
      Reclassification (to) from nonaccretable difference.    (20)         (14)
                                                             -------      -------
      Accretable yield, December 31,...................... $   165      $   189
                                                             =======      =======

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)


Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $972 million at December 31, 2013. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $472 million at December 31, 2013. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for one of the three most recent annual periods: 2013. The Company is providing the following aggregated summarized financial data for such equity method investments, for the most recent annual periods, in order to provide comparative information. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for the years ended
December 31, 2013, 2012 and 2011. Aggregate total assets of these entities totaled $185.7 billion and $148.5 billion at December 31, 2013 and 2012, respectively. Aggregate total liabilities of these entities totaled $8.1 billion and $4.9 billion at December 31, 2013 and 2012, respectively. Aggregate net income (loss) of these entities totaled $18.5 billion, $11.8 billion and $5.0 billion for the years ended December 31, 2013, 2012 and 2011, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

  The Company has invested in certain structured transactions that are VIEs. In certain instances, the Company may hold both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, it would be deemed the primary beneficiary or consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)


 Consolidated VIEs

   There were no VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2013 and 2012.

 Unconsolidated VIEs

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                               December 31,
                                                 -----------------------------------------
                                                         2013                 2012
                                                 -------------------- --------------------
                                                            Maximum              Maximum
                                                 Carrying  Exposure   Carrying  Exposure
                                                  Amount  to Loss (1)  Amount  to Loss (1)
                                                 -------- ----------- -------- -----------
                                                               (In millions)
Fixed maturity securities AFS:
 Structured securities (RMBS, ABS and CMBS) (2). $  1,888  $  1,888   $  2,353  $  2,353
 U.S. and foreign corporate.....................      133       133        149       149
Other limited partnership interests.............      593       828        516       780
Other invested assets...........................        9        44         --        --
                                                 --------  --------   --------  --------
 Total.......................................... $  2,623  $  2,893   $  3,018  $  3,282
                                                 ========  ========   ========  ========

--------

(1)The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests is equal to the carrying amounts plus any unfunded commitments of the Company. For its investments in other invested assets, the Company's return is in the form of income tax credits. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitment. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

   As described in Note 12, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2013, 2012 and 2011.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)


Net Investment Income

  The components of net investment income were as follows:

                                                        Years Ended December 31,
                                                        ------------------------
                                                         2013     2012    2011
                                                         ------  ------  ------
                                                           (In millions)
    Investment income:
     Fixed maturity securities......................... $  531   $  525  $  468
     Equity securities.................................      4       --      --
     Mortgage loans....................................     95       87      76
     Policy loans......................................      6        5       4
     Real estate and real estate joint ventures........      6        1      --
     Other limited partnership interests...............    105       54      42
     Cash, cash equivalents and short-term investments.    (1)        1      --
     Other.............................................      4        7       9
                                                         ------  ------  ------
       Subtotal........................................    750      680     599
     Less: Investment expenses.........................     24       19      13
                                                         ------  ------  ------
         Net investment income......................... $  726   $  661  $  586
                                                         ======  ======  ======

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

   The components of net investment gains (losses) were as follows:

                                                                           Years Ended December 31,
                                                                         --------------------------
                                                                         2013     2012      2011
                                                                          -----    -----    ------
                                                                           (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Finance............................................................ $ (3)    $ (1)    $   --
                                                                          -----    -----    ------
       Total U.S. and foreign corporate securities......................   (3)      (1)        --
   RMBS.................................................................    --      (1)       (2)
                                                                          -----    -----    ------
 OTTI losses on fixed maturity securities recognized in earnings........   (3)      (2)       (2)
 Fixed maturity securities -- net gains (losses) on sales and disposals.     5       23       (5)
                                                                          -----    -----    ------
       Total gains (losses) on fixed maturity securities................     2       21       (7)
                                                                          -----    -----    ------
Other net investment gains (losses):
 Equity securities......................................................    --       --       (1)
 Mortgage loans.........................................................    --        3         2
 Other limited partnership interests....................................    --        1       (1)
 Other investment portfolio gains (losses)..............................     4       --        --
                                                                          -----    -----    ------
        Total net investment gains (losses)............................. $   6    $  25    $  (7)
                                                                          =====    =====    ======

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were ($1) million, less than $1 million and $1 million for the years ended December 31, 2013, 2012 and 2011, respectively.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)


 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

   Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                                          Years Ended December 31,
                                     -------------------------------------------------------------------
                                       2013     2012    2011   2013  2012  2011   2013    2012    2011
                                     -------- -------- ------- ----- ----- ----- ------- ------- -------
                                     Fixed Maturity Securities Equity Securities          Total
                                     ------------------------- ----------------- -----------------------
                                                                (In millions)
Proceeds............................ $  2,859 $  2,021 $ 2,510 $   7 $   3 $   5 $ 2,866 $ 2,024 $ 2,515
                                     ======== ======== ======= ===== ===== ===== ======= ======= =======
Gross investment gains.............. $     46 $     32 $    13 $  -- $  -- $  -- $    46 $    32 $    13
                                     -------- -------- ------- ----- ----- ----- ------- ------- -------
Gross investment losses.............     (41)      (9)    (18)    --    --    --    (41)     (9)    (18)
                                     -------- -------- ------- ----- ----- ----- ------- ------- -------
Total OTTI losses:
  Credit-related....................       --      (1)     (2)    --    --    --      --     (1)     (2)
  Other (1).........................      (3)      (1)      --    --    --   (1)     (3)     (1)     (1)
                                     -------- -------- ------- ----- ----- ----- ------- ------- -------
   Total OTTI losses................      (3)      (2)     (2)    --    --   (1)     (3)     (2)     (3)
                                     -------- -------- ------- ----- ----- ----- ------- ------- -------
    Net investment gains (losses)... $      2 $     21 $   (7) $  -- $  -- $ (1) $     2 $    21 $   (8)
                                     ======== ======== ======= ===== ===== ===== ======= ======= =======

--------

(1)Other OTTI losses recognized in earnings include impairments on (i) equity securities, (ii) perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and (iii) fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

 Credit Loss Rollforward

   The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                       Years Ended December 31,
                                                                       ------------------------
                                                                          2013         2012
                                                                       --------     --------
                                                                         (In millions)
Balance, at January 1,................................................ $      1     $      1
Additions:
  Initial impairments -- credit loss OTTI recognized on securities
   not previously impaired............................................       --            1
Reductions:
  Sales (maturities, pay downs or prepayments) during the period of
   securities previously impaired as credit loss OTTI.................       --          (1)
                                                                       --------     --------
Balance, at December 31,.............................................. $      1     $      1
                                                                       ========     ========

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)


 Related Party Investment Transactions

   The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                     Years Ended December 31,
                                                                     ------------------------
                                                                     2013     2012    2011
                                                                      -----    -----   -----
                                                                       (In millions)
Estimated fair value of invested assets transferred to affiliates... $  33    $  --   $  --
Amortized cost of invested assets transferred to affiliates......... $  31    $  --   $  --
Net investment gains (losses) recognized on transfers............... $   2    $  --   $  --
Estimated fair value of invested assets transferred from affiliates. $  77    $  --   $  --

   The Company has affiliated loans outstanding to wholly-owned real estate subsidiaries of an affiliate, MLIC, which are included in mortgage loans, with a carrying value of $147 million and $117 million at December 31, 2013 and 2012, respectively. A loan issued in 2013 for $30 million bears interest at one-month LIBOR + 4.50% with quarterly interest only payments of less than $1 million through January 2017, when the principal balance is due. A loan with a carrying value of $77 million, at both December 31, 2013 and 2012, bears interest at 7.26% due in quarterly principal and interest payments of $2 million through January 2020, when the remaining principal balance is due. A loan with a carrying value of $40 million, at both December 31, 2013 and 2012, bears interest at 7.01% with quarterly interest only payments of $1 million through January 2020, when the principal balance is due. These affiliated loans are secured by interests in the real estate subsidiaries, which own operating real estate with a fair value in excess of the loans. Net investment income from these affiliated loans was $8 million, $8 million and $9 million for the years ended December 31, 2013, 2012 and 2011, respectively.

   The Company has affiliated loans outstanding which are included in other invested assets, totaling $125 million at both December 31, 2013 and 2012. At December 31, 2011, the loans were outstanding with Exeter, an affiliate. During 2012, MetLife assumed this affiliated debt from Exeter. The loans are due on December 16, 2021, and bears interest, payable semi-annually, at 5.86%. Net investment income from these affiliated loans was $7 million, $7 million and less than $1 million for the years ended December 31, 2013, 2012 and 2011, respectively.

   In July 2013, the Company committed to lend up to $438 million to Exeter, an affiliate, pursuant to a note purchase agreement. Pursuant to the agreement, the notes will be due not later than three years after issuance. The repayment of any notes issued pursuant to this agreement is guaranteed by MetLife. In October 2013, pursuant to this agreement, the Company issued a loan to Exeter for $125 million, which is included in other invested assets, for the year ending December 31, 2013. The loan is due on October 15, 2015, and bears interest, payable semi-annually, at 2.47%. Net investment income from this loan was $1 million at December 31, 2013. The remaining total commitment to lend is $313 million at December 31, 2013.

   The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $13 million, $11 million, and $10 million for the years ended December 31, 2013, 2012 and 2011, respectively. The Company also had additional affiliated net investment income
 (loss) of ($1) million for the year ended December 31, 2013 and less than $1 million for both years ended December 31, 2012 and 2011.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 7 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market.

 Interest Rate Derivatives

  The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors and forwards.

  Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

  The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

  The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow hedging relationships.

  To a lesser extent, the Company uses interest rate futures in non-qualifying hedging relationships.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Derivatives (continued)


 Foreign Currency Exchange Rate Derivatives

  The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and non-qualifying hedging relationships.

  To a lesser extent, the Company uses foreign currency forwards in non-qualifying hedging relationships.

 Credit Derivatives

  The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, or involuntary restructuring. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in non-qualifying hedging relationships.

  The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

 Equity Derivatives

  The Company uses equity index options to reduce its exposure to equity market risk in non-qualifying hedging relationships.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Derivatives (continued)


Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                         December 31,
                                                                   -------------------------------------------------------------
                                                                               2013                           2012
                                                                   ------------------------------ ------------------------------
                                                                             Estimated Fair Value           Estimated Fair Value
                                                                             --------------------           --------------------
                                                                   Notional                       Notional
                                 Primary Underlying Risk Exposure   Amount   Assets  Liabilities   Amount   Assets  Liabilities
                                 --------------------------------  --------- ------  -----------  --------- ------  -----------
                                                                                         (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
  Interest rate swaps........... Interest rate.................... $     112 $    1    $    1     $     101 $   --    $    2
                                                                   --------- ------    ------     --------- ------    ------
   Subtotal....................................................          112      1         1           101     --         2
                                                                   --------- ------    ------     --------- ------    ------
Cash flow hedges:
  Interest rate swaps........... Interest rate....................       377      3        29           483     59        --
  Interest rate forwards........ Interest rate....................       145      3         1           260     53        --
  Foreign currency swaps........ Foreign currency exchange rate...       200      1        21           183      2         6
                                                                   --------- ------    ------     --------- ------    ------
   Subtotal....................................................          722      7        51           926    114         6
                                                                   --------- ------    ------     --------- ------    ------
    Total qualifying hedges...................................     $     834 $    8    $   52     $   1,027 $  114    $    8
                                                                   --------- ------    ------     --------- ------    ------
Derivatives Not Designated or Not Qualifying as Hedging Instruments
Interest rate swaps............. Interest rate.................... $   2,975 $   71    $   38     $   1,587 $   96    $   10
Interest rate floors............ Interest rate....................     6,000     29        29         6,000     93        91
Interest rate caps.............. Interest rate....................     2,000      5        --         1,500     --        --
Interest rate futures........... Interest rate....................        --     --        --            44     --         1
Foreign currency swaps.......... Foreign currency exchange rate...       173      1        15           120      1         4
Foreign currency forwards....... Foreign currency exchange rate...         7     --        --
Credit default
 swaps -- purchased............. Credit...........................        24     --        --            24     --        --
Credit default swaps -- written. Credit...........................       528     11        --           624      5        --
Equity options.................. Equity market....................        72     --        --            36     --        --
                                                                   --------- ------    ------     --------- ------    ------
   Total non-designated or non-qualifying derivatives..........       11,779    117        82         9,935    195       106
                                                                   --------- ------    ------     --------- ------    ------
    Total.....................................................     $  12,613 $  125    $  134     $  10,962 $  309    $  114
                                                                   ========= ======    ======     ========= ======    ======

  Based on notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2013 and 2012. The Company's use of derivatives includes
(i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules; (ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these non-qualified derivatives, changes in market factors can lead to the recognition of fair value changes in the consolidated statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Derivatives (continued)


Net Derivative Gains (Losses)

   The components of net derivative gains (losses) were as follows:

                                                 Years Ended December 31,
                                                ---------------------------
                                                   2013      2012     2011
                                                ---------- --------- ------
                                                       (In millions)
    Derivatives and hedging gains (losses) (1). $     (82) $      37 $  191
    Embedded derivatives.......................      (923)     1,098    534
                                                ---------- --------- ------
     Total net derivative gains (losses)....... $  (1,005) $   1,135 $  725
                                                ========== ========= ======

--------
(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

  The amount the Company recognized in net investment income from settlement payments related to qualifying hedges for the years ended December 31, 2013, 2012 and 2011 was not significant.

  The Company recognized $71 million, $60 million and $36 million of net derivative gains (losses) from settlement payments related to non-qualifying hedges for the years ended December 31, 2013, 2012 and 2011, respectively.

Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

  The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                       Net          Net
                                                    Derivative   Investment
                                                  Gains (Losses) Income (1)
                                                  -------------- ----------
                                                        (In millions)
     Year Ended December 31, 2013:
      Interest rate derivatives..................  $     (162)    $     --
      Foreign currency exchange rate derivatives.         (13)          --
      Credit derivatives -- purchased............           --          --
      Credit derivatives -- written..............           13          --
      Equity derivatives.........................           --         (1)
                                                   -----------    --------
        Total....................................  $     (162)    $    (1)
                                                   ===========    ========
     Year Ended December 31, 2012:
      Interest rate derivatives..................  $      (29)    $     --
      Foreign currency exchange rate derivatives.          (3)          --
      Credit derivatives -- purchased............          (3)          --
      Credit derivatives -- written..............           11          --
      Equity derivatives.........................           --         (1)
                                                   -----------    --------
        Total....................................  $      (24)    $    (1)
                                                   ===========    ========
     Year Ended December 31, 2011:
      Interest rate derivatives..................  $       143    $     --
      Foreign currency exchange rate derivatives.           --          --
      Credit derivatives -- purchased............            2          --
      Credit derivatives -- written..............          (1)          --
      Equity derivatives.........................           --         (2)
                                                   -----------    --------
        Total....................................  $       144    $    (2)
                                                   ===========    ========

--------
(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Derivatives (continued)


Fair Value Hedges

  The Company designates and accounts for interest rate swaps to convert fixed rate assets to floating rate assets as fair value hedges when they have met the requirements of fair value hedging.

  The amount the Company recognized in net derivative gains (losses) representing the ineffective portion of all fair value hedges was not significant for both years ended December 31, 2013 and 2011, and was ($1) million for the year ended December 31, 2012. Changes in the fair value of the derivatives recognized in net derivative gains (losses) were $2 million and ($2) million for the years ended December 31, 2013 and 2012, respectively, and not significant for the year ended December 31, 2011. Changes in the fair value of the hedged items recognized in net derivative gains (losses) were ($2) million and $1 million for the years ended December 31, 2013 and 2012, respectively, and not significant for the year ended December 31, 2011.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities; (ii) interest rate forwards to lock in the price to be paid for forward purchases of investments; and (iii) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified certain amounts from AOCI into net derivative gains (losses). These amounts were $0, $0, and $1 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  At December 31, 2013 and 2012, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed six years and seven years, respectively.

  At December 31, 2013 and 2012, the balance in AOCI associated with cash flow hedges was $4 million and $142 million, respectively.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Derivatives (continued)


  The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholder's equity:

                                                         Amount and Location
                                 Amount of Gains          of Gains (Losses)
Derivatives in Cash Flow       (Losses) Deferred in       Reclassified from
Hedging Relationships          AOCI on Derivatives     AOCI into Income (Loss)
------------------------------ -------------------- -----------------------------
                               (Effective Portion)       (Effective Portion)
                               -------------------- -----------------------------
                                                    Net Derivative Net Investment
                                                    Gains (Losses)     Income
                                                    -------------- --------------
                                                 (In millions)
Year Ended December 31, 2013:
Interest rate swaps...........    $        (84)       $       --     $      --
Interest rate forwards........             (33)                6             1
Foreign currency swaps........             (15)              (1)            --
                                  -------------       ----------     ---------
 Total........................    $       (132)       $        5     $       1
                                  =============       ==========     =========
Year Ended December 31, 2012:
Interest rate swaps...........    $          27       $       --     $      --
Interest rate forwards........              (1)                1            --
Foreign currency swaps........              (9)               --            --
                                  -------------       ----------     ---------
 Total........................    $          17       $        1     $      --
                                  =============       ==========     =========
Year Ended December 31, 2011:
Interest rate swaps...........    $          57       $        1     $      --
Interest rate forwards........              144                9            --
Foreign currency swaps........                7              (1)            --
                                  -------------       ----------     ---------
 Total........................    $         208       $        9     $      --
                                  =============       ==========     =========

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2013, ($1) million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $528 million and $624 million at December 31, 2013 and 2012, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2013 and 2012, the Company would have received $11 million and $5 million, respectively, to terminate all of these contracts.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Derivatives (continued)


  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                           December 31,
                                         ---------------------------------------------------------------------------------
                                                           2013                                     2012
                                         ---------------------------------------- ----------------------------------------
                                         Estimated      Maximum                   Estimated      Maximum
                                         Fair Value Amount of Future   Weighted   Fair Value Amount of Future   Weighted
                                         of Credit   Payments under    Average    of Credit   Payments under    Average
Rating Agency Designation of Referenced   Default    Credit Default    Years to    Default    Credit Default    Years to
Credit Obligations (1)                     Swaps       Swaps (2)     Maturity (3)   Swaps       Swaps (2)     Maturity (3)
---------------------------------------  ---------- ---------------- ------------ ---------- ---------------- ------------
                                                (In millions)                            (In millions)
   Aaa/Aa/A
   Single name credit default swaps
     (corporate)........................  $      1    $        30             3.0  $     1     $        43             2.9
   Credit default swaps referencing
     indices............................        --             42             0.8       --              42             1.8
                                         ---------- ----------------              ---------- ----------------
    Subtotal............................         1             72             1.7        1              85             2.3
                                         ---------- ----------------              ---------- ----------------
   Baa
   Single name credit default swaps
     (corporate)........................         2            110             2.7        1              80             3.6
   Credit default swaps referencing
     indices............................         5            310             5.0        3             423             4.5
                                         ---------- ----------------              ---------- ----------------
    Subtotal............................         7            420             4.4        4             503             4.4
                                         ---------- ----------------              ---------- ----------------
   B
   Single name credit default swaps
     (corporate)........................        --             --              --       --              --              --
   Credit default swaps referencing
     indices............................         3             36             5.0       --              36             5.0
                                         ---------- ----------------              ---------- ----------------
    Subtotal............................         3             36             5.0       --              36             5.0
                                         ---------- ----------------              ---------- ----------------
      Total.............................  $     11    $       528             4.1  $     5     $       624             4.1
                                         ========== ================              ========== ================

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Derivatives (continued)


Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis, and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

  See Note 7 for a description of the impact of credit risk on the valuation of derivatives.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Derivatives (continued)


  The estimated fair value of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral was as follows at:

                                                                              December 31, 2013   December 31, 2012
                                                                              ------------------ --------------------
Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement  Assets Liabilities  Assets  Liabilities
----------------------------------------------------------------------------  ------ ----------- -------- -----------
                                                                                           (In millions)
 Gross estimated fair value of derivatives:
  OTC-bilateral (1).......................................................... $  119   $   134   $    323   $   126
  OTC-cleared (1)............................................................     15         8         --        --
  Exchange-traded............................................................     --        --         --         1
                                                                              ------   -------   --------   -------
    Total gross estimated fair value of derivatives (1)......................    134       142        323       127
 Amounts offset in the consolidated balance sheets...........................     --        --         --        --
                                                                              ------   -------   --------   -------
 Estimated fair value of derivatives presented in the consolidated balance
   sheets (1)................................................................    134       142        323       127
 Gross amounts not offset in the consolidated balance sheets:
  Gross estimated fair value of derivatives: (2)
    OTC-bilateral............................................................   (80)      (80)       (22)      (22)
    OTC-cleared..............................................................    (6)       (6)         --        --
    Exchange-traded..........................................................     --        --         --        --
  Cash collateral: (3)
    OTC-bilateral............................................................   (39)        --      (249)        --
    OTC-cleared..............................................................    (8)       (1)         --        --
    Exchange-traded..........................................................     --        --         --       (1)
  Securities collateral: (4)
    OTC-bilateral............................................................    (1)      (50)       (52)     (101)
    OTC-cleared..............................................................     --        --         --        --
    Exchange-traded..........................................................     --        --         --        --
                                                                              ------   -------   --------   -------
 Net amount after application of master netting agreements and collateral.... $   --   $     5   $     --   $     3
                                                                              ======   =======   ========   =======

--------

(1)At December 31, 2013 and 2012, derivative assets include income or expense accruals reported in accrued investment income or in other liabilities of $9 million and $14 million, respectively, and derivative liabilities include income or expense accruals reported in accrued investment income or in other liabilities of $8 million and $13 million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received is included in cash and cash equivalents, short-term investments, or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables in the consolidated balance

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Derivatives (continued)

   sheets. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2013 and 2012, the Company received excess cash collateral of $5 million and $0, respectively, and provided excess cash collateral of $1 million and $1 million, respectively, which is not included in the table above due to the foregoing limitation.

(4)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the consolidated balance sheets. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at December 31, 2013 none of the collateral had been sold or repledged. Securities collateral pledged by the Company is reported in fixed maturity securities in the consolidated balance sheets. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2013 and 2012, the Company received excess securities collateral with an estimated fair value of $4 million and $12 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2013 and 2012, the Company provided excess securities collateral with an estimated fair value of $0 and $0, respectively, for its OTC-bilateral derivatives and $12 million and $0, respectively, for its OTC-cleared derivatives, which are not included in the table above due to the foregoing limitation. At both December 31, 2013 and 2012, the Company did not pledge any securities collateral for its exchange-traded derivatives.

  The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of the Company and/or the credit rating of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Derivatives (continued)


  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's financial strength rating at the reporting date or if the Company's financial strength rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                  Estimated Fair Value of        Fair Value of Incremental
                                   Collateral Provided:          Collateral Provided Upon:
                                  ----------------------- ----------------------------------------
                                                                        Downgrade in the Company's
                                                            One Notch   Financial Strength Rating
                     Estimated                            Downgrade in       to a Level that
                   Fair Value of                          the Company's  Triggers Full Overnight
                   Derivatives in                           Financial      Collateralization or
                   Net Liability      Fixed Maturity        Strength          Termination of
                    Position (1)        Securities           Rating      the Derivative Position
                   -------------- ----------------------- ------------- --------------------------
                                                    (In millions)
December 31, 2013.   $         54            $         50   $        --     $                    2
December 31, 2012.   $        104            $        101   $        --     $                    7

--------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; and funds withheld on ceded reinsurance.

  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                         December 31,
                                                                                      -------------------
                                                            Balance Sheet Location       2013      2012
                                                           -------------------------- ---------- --------
                                                                                         (In millions)
Net embedded derivatives within asset host contracts:
 Ceded guaranteed minimum benefits........................ Premiums, reinsurance and
                                                           other receivables......... $      642 $  3,891
 Options embedded in debt or equity securities............ Investments...............       (16)      (5)
                                                                                      ---------- --------
   Net embedded derivatives within asset host contracts...........................    $      626 $  3,886
                                                                                      ========== ========
Net embedded derivatives within liability host contracts:
 Direct guaranteed minimum benefits....................... PABs...................... $  (1,248) $    660
 Funds withheld on ceded reinsurance...................... Other liabilities.........         34      552
                                                                                      ---------- --------
   Net embedded derivatives within liability host contracts.......................    $  (1,214) $  1,212
                                                                                      ========== ========

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Derivatives (continued)


  The following table presents changes in estimated fair value related to embedded derivatives:

                                                Years Ended December 31,
                                                ------------------------
                                                  2013     2012    2011
                                                -------- -------- ------
                                                     (In millions)
        Net derivative gains (losses) (1), (2). $  (923) $  1,098 $  534

--------

(1)The valuation of direct guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment, were ($151) million, ($225) million and $346 million for the years ended December 31, 2013, 2012 and 2011, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment, were $76 million, $124 million and ($476) million for the years ended
   December 31, 2013, 2012 and 2011, respectively.

(2)See Note 4 for discussion of affiliated net derivative gains (losses) included in the table above.

7. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                 Level 1  Unadjusted quoted prices in active
                          markets for identical assets or
                          liabilities. The Company defines
                          active markets based on average
                          trading volume for equity securities.
                          The size of the bid/ask spread is
                          used as an indicator of market
                          activity for fixed maturity
                          securities.

                 Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                 Level 3  Unobservable inputs that are
                          supported by little or no market
                          activity and are significant to the
                          determination of estimated fair value
                          of the assets or liabilities.
                          Unobservable inputs reflect the
                          reporting entity's own assumptions
                          about the assumptions that market
                          participants would use in pricing the
                          asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)


  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented below.

                                                                              December 31, 2013
                                                              -------------------------------------------------
                                                                    Fair Value Hierarchy
                                                              ---------------------------------
                                                                                                Total Estimated
                                                               Level 1   Level 2     Level 3      Fair Value
                                                              --------- ---------- ------------ ---------------
                                                                             (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $      -- $    4,397 $        174    $      4,571
  U.S. Treasury and agency...................................       841      1,169           --           2,010
  Foreign corporate..........................................        --      1,441          308           1,749
  RMBS.......................................................        --      1,057          117           1,174
  State and political subdivision............................        --        825           --             825
  ABS........................................................        --        278           95             373
  CMBS.......................................................        --        306           35             341
  Foreign government.........................................        --        171           --             171
                                                              --------- ---------- ------------ ---------------
   Total fixed maturity securities...........................       841      9,644          729          11,214
                                                              --------- ---------- ------------ ---------------
Equity securities:
  Non-redeemable preferred stock.............................        --         79           --              79
  Common stock...............................................        --         20           --              20
                                                              --------- ---------- ------------ ---------------
   Total equity securities...................................        --         99           --              99
                                                              --------- ---------- ------------ ---------------
Short-term investments.......................................         3        501           --             504
Derivative assets: (1)
  Interest rate..............................................        --        108            4             112
  Foreign currency exchange rate.............................        --          2           --               2
  Credit.....................................................        --         11           --              11
                                                              --------- ---------- ------------ ---------------
   Total derivative assets...................................        --        121            4             125
Net embedded derivatives within asset host contracts (2).....        --         --          642             642
Separate account assets (3)..................................       118     81,627           --          81,745
                                                              --------- ---------- ------------ ---------------
    Total assets............................................. $     962 $   91,992 $      1,375    $     94,329
                                                              ========= ========== ============ ===============
Liabilities
Derivative liabilities: (1)
  Interest rate.............................................. $      -- $       97 $          1    $         98
  Foreign currency exchange rate.............................        --         36           --              36
                                                              --------- ---------- ------------ ---------------
   Total derivative liabilities..............................        --        133            1             134
Net embedded derivatives within liability host contracts (2).        --         --      (1,214)         (1,214)
                                                              --------- ---------- ------------ ---------------
    Total liabilities........................................ $      -- $      133 $    (1,213)    $    (1,080)
                                                              ========= ========== ============ ===============

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)


                                                                             December 31, 2012
                                                              ------------------------------------------------
                                                                    Fair Value Hierarchy
                                                              --------------------------------
                                                                                               Total Estimated
                                                               Level 1    Level 2    Level 3     Fair Value
                                                              ---------- ---------- ---------- ---------------
                                                                             (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $       -- $    4,475 $      233     $     4,708
  U.S. Treasury and agency...................................        297        994         --           1,291
  Foreign corporate..........................................         --      1,624        306           1,930
  RMBS.......................................................         --      1,418         48           1,466
  State and political subdivision............................         --        924         --             924
  ABS........................................................         --        288         72             360
  CMBS.......................................................         --        516         11             527
  Foreign government.........................................         --        179          2             181
                                                              ---------- ---------- ---------- ---------------
   Total fixed maturity securities...........................        297     10,418        672          11,387
                                                              ---------- ---------- ---------- ---------------
Equity securities:
  Non-redeemable preferred stock.............................         --         22          1              23
  Common stock...............................................         --         11         --              11
                                                              ---------- ---------- ---------- ---------------
   Total equity securities...................................         --         33          1              34
                                                              ---------- ---------- ---------- ---------------
Short-term investments.......................................        245        477         --             722
Derivative assets: (1)
  Interest rate..............................................         --        248         53             301
  Foreign currency exchange rate.............................         --          3         --               3
  Credit.....................................................         --          4          1               5
                                                              ---------- ---------- ---------- ---------------
   Total derivative assets...................................         --        255         54             309
Net embedded derivatives within asset host contracts (2).....         --         --      3,891           3,891
Separate account assets (3)..................................         75     70,801         --          70,876
                                                              ---------- ---------- ---------- ---------------
    Total assets............................................. $      617 $   81,984 $    4,618     $    87,219
                                                              ========== ========== ========== ===============
Liabilities
Derivative liabilities: (1)
  Interest rate.............................................. $        1 $      103 $       --     $       104
  Foreign currency exchange rate.............................         --         10         --              10
                                                              ---------- ---------- ---------- ---------------
   Total derivative liabilities..............................          1        113         --             114
Net embedded derivatives within liability host contracts (2).         --         --      1,212           1,212
                                                              ---------- ---------- ---------- ---------------
    Total liabilities........................................ $        1 $      113 $    1,212     $     1,326
                                                              ========== ========== ========== ===============

--------

(1)Derivative assets are presented within other invested assets in the consolidated balance sheets and derivative liabilities are presented within other liabilities in the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(2)Net embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables in the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented primarily within PABs and other liabilities in the consolidated balance sheets. At December 31, 2013 and 2012, equity securities also included embedded derivatives of ($16) million and ($5) million, respectively.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)


(3)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to MetLife Insurance Company of Connecticut's Audit Committee regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 9% of the total estimated fair value of Level 3 fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value,

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)

  independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities and Short-term Investments

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

  Level 2 Valuation Techniques and Key Inputs:

    This level includes securities priced principally by independent pricing services using observable inputs. Short-term investments within this level are of a similar nature and class to the Level 2 fixed maturity securities and equity securities.

   U.S. corporate and foreign corporate securities

     These securities are principally valued using the market and income approaches. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Privately-placed securities are valued using matrix pricing methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer, and in certain cases, delta spread adjustments to reflect specific credit-related issues.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)


   U.S. Treasury and agency securities

     These securities are principally valued using the market approach. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as a benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

   Structured securities comprised of RMBS, ABS and CMBS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using standard market inputs, including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information, including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

   State and political subdivision and foreign government securities

     These securities are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques using standard market observable inputs, including a benchmark U.S. Treasury yield or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

   Non-redeemable preferred and common stock

     These securities are principally valued using the market approach. Valuations are based principally on observable inputs including quoted prices in markets that are not considered active.

  Level 3 Valuation Techniques and Key Inputs:

    In general, securities classified within Level 3 use many of the same valuation techniques and inputs as described previously for Level 2. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates, generally causing these investments to be classified in Level 3.

   U.S. corporate and foreign corporate securities

     These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including illiquidity premium, delta spread

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)

   adjustments to reflect specific credit-related issues, credit spreads; and inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on independent non-binding broker quotations.

   Structured securities comprised of RMBS, ABS and CMBS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, including credit spreads. Below investment grade securities and sub-prime RMBS included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain of these valuations are based on independent non-binding broker quotations.

   Foreign government securities

     These securities are principally valued using the market approach. Valuations are based primarily on independent non-binding broker quotations and inputs, including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on matrix pricing that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, including credit spreads.

   Non-redeemable preferred stock

     These securities, including privately-held securities and financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using inputs such as comparable credit rating and issuance structure. Certain of these securities are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2 and independent non-binding broker quotations.

  Separate Account Assets

    Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Separate account assets include: mutual funds, fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents.

  Level 2 Valuation Techniques and Key Inputs:

    These assets are comprised of investments that are similar in nature to the instruments described under "-- Securities and Short-term Investments." Also included are certain mutual funds without readily determinable fair values, as prices are not published publicly. Valuation of the mutual funds is based upon quoted prices or reported NAV provided by the fund managers.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)


 Derivatives

   The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

   The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant inputs that are unobservable generally include references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

   Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

   The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)


  Freestanding Derivatives

  Level 2 Valuation Techniques and Key Inputs:

    This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3. These derivatives are principally valued using the income approach.

   Interest rate

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and basis curves.

     Option-based. Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, basis curves and interest rate volatility.

   Foreign currency exchange rate

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, basis curves, currency spot rates and cross currency basis curves.

   Credit

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, credit curves and recovery rates.

  Level 3 Valuation Techniques and Key Inputs:

    These derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. These valuation methodologies generally use the same inputs as described in the corresponding sections above for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

   Interest rate

     Non-option-based. Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve and basis curves.

   Credit

     Non-option-based. Significant unobservable inputs may include credit spreads, repurchase rates and the extrapolation beyond observable limits of the swap yield curve and credit curves.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)


 Embedded Derivatives

   Embedded derivatives principally include certain direct and ceded variable annuity guarantees and embedded derivatives related to funds withheld on ceded reinsurance. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs in the consolidated balance sheets.

   The fair value of these embedded derivatives, estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk free rates.

   Capital market assumptions, such as risk free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

   The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company ceded, to an affiliated reinsurance company, the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)

 cedes, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

   The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities and Short-term Investments." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities in the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

  Embedded Derivatives Within Asset and Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Direct guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

   Reinsurance ceded on certain guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct Guaranteed Minimum Benefits" and also include counterparty credit spreads.

 Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)


  Transfers between Levels 1 and 2:

    There were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at December 31, 2013 and 2012.

  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

    Transfers into Level 3 for fixed maturity securities were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments, or credit spreads.

    Transfers out of Level 3 for fixed maturity securities resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs (such as observable spreads used in pricing securities) or increases in market activity and upgraded credit ratings.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                                  December 31, 2013
                                                                             ---------------------------
                             Valuation                 Significant                              Weighted
                             Techniques            Unobservable Inputs            Range        Average (1)
                       -----------------------  ---------------------------  --------------    -----------
Fixed maturity securities: (3)
 U.S. corporate and    .  Matrix pricing        .  Delta spread               (10)  -     240       23
  foreign corporate                               adjustments (4)
                                                .  Illiquidity premium (4)      30  -      30       30
                                                .  Credit spreads (4)         (40)  -     482      212
                                                .  Offered quotes (5)           99  -      99       99
                       .  Consensus pricing     .  Offered quotes (5)
                       ------------------------------------------------------------------------------------
 RMBS                  .  Matrix pricing and    .  Credit spreads (4)           97  -   1,225      385
                         discounted cash flow
                       .  Market pricing        .  Quoted prices (5)            93  -     100       93
                       .  Consensus pricing     .  Offered quotes (5)          100  -     100      100
                       ------------------------------------------------------------------------------------
 CMBS                  .  Matrix pricing and    .  Credit spreads (4)          500  -     500      500
                         discounted cash flow
                       .  Market pricing        .  Quoted prices (5)           100  -     104      101
                       ------------------------------------------------------------------------------------
 ABS                   .  Matrix pricing and    .  Credit spreads (4)
                         discounted cash flow
                       .  Market pricing        .  Quoted prices (5)           100  -     104      101
                       .  Consensus pricing     .  Offered quotes (5)           77  -     106       99
                       ------------------------------------------------------------------------------------
Derivatives:
 Interest rate         .  Present value         .  Swap yield (7)              401  -     450
                         techniques
                       ------------------------------------------------------------------------------------
 Credit                .  Present value         .  Credit spreads (8)           99  -     100
                         techniques
                       ------------------------------------------------------------------------------------
Embedded derivatives:
 Direct and ceded      .  Option pricing        .  Mortality rates:
  guaranteed             techniques                Ages  0 - 40                  0% -    0.10%
  minimum benefits                                 Ages 41 - 60               0.04% -    0.65%
                                                   Ages 61 -115               0.26% -     100%
                                                .  Lapse rates:
                                                   Durations 1 -10            0.50% -     100%
                                                   Durations 11 -20              3% -     100%
                                                   Durations 21 -116             3% -     100%
                                                .  Utilization rates            20% -      50%
                                                .  Withdrawal rates           0.07% -      10%
                                                .  Long-term equity          17.40% -      25%
                                                  volatilities
                                                .  Nonperformance             0.03% -    1.32%
                                                  risk spread
                       ------------------------------------------------------------------------------------

                                                                                  December 31, 2012           Impact of
                                                                             ---------------------------   Increase in Input
                             Valuation                 Significant                              Weighted     on Estimated
                             Techniques            Unobservable Inputs            Range        Average (1)  Fair Value (2)
                       -----------------------  ---------------------------  --------------    ----------- -----------------
Fixed maturity securities: (3)
 U.S. corporate and    .  Matrix pricing        .  Delta spread                  9  -     240        60       Decrease
  foreign corporate                               adjustments (4)
                                                .  Illiquidity premium (4)      30  -      30        30       Decrease
                                                .  Credit spreads (4)           23  -     653       163       Decrease
                                                .  Offered quotes (5)                                         Increase
                       .  Consensus pricing     .  Offered quotes (5)           68  -     103        90       Increase
                       ------------------------------------------------------------------------------------------------------
 RMBS                  .  Matrix pricing and    .  Credit spreads (4)          100  -   1,213       610     Decrease (6)
                         discounted cash flow
                       .  Market pricing        .  Quoted prices (5)           100  -     100       100     Increase (6)
                       .  Consensus pricing     .  Offered quotes (5)                                       Increase (6)
                       ------------------------------------------------------------------------------------------------------
 CMBS                  .  Matrix pricing and    .  Credit spreads (4)          100  -   1,250     1,250     Decrease (6)
                         discounted cash flow
                       .  Market pricing        .  Quoted prices (5)           100  -     104       104     Increase (6)
                       ------------------------------------------------------------------------------------------------------
 ABS                   .  Matrix pricing and    .  Credit spreads (4)          101  -     102       101     Decrease (6)
                         discounted cash flow
                       .  Market pricing        .  Quoted prices (5)           100  -     101       100     Increase (6)
                       .  Consensus pricing     .  Offered quotes (5)          111  -     111       111     Increase (6)
                       ------------------------------------------------------------------------------------------------------
Derivatives:
 Interest rate         .  Present value         .  Swap yield (7)              296  -     340               Increase (9)
                         techniques
                       ------------------------------------------------------------------------------------------------------
 Credit                .  Present value         .  Credit spreads (8)          100  -     100               Decrease (8)
                         techniques
                       ------------------------------------------------------------------------------------------------------
Embedded derivatives:
 Direct and ceded      .  Option pricing        .  Mortality rates:
  guaranteed             techniques                Ages  0 - 40                  0% -    0.10%              Decrease (10)
  minimum benefits                                 Ages 41 - 60               0.05% -    0.64%              Decrease (10)
                                                   Ages 61 -115               0.32% -     100%              Decrease (10)
                                                .  Lapse rates:
                                                   Durations 1 -10            0.50% -     100%              Decrease (11)
                                                   Durations 11 -20              3% -     100%              Decrease (11)
                                                   Durations 21 -116             3% -     100%              Decrease (11)
                                                .  Utilization rates            20% -      50%              Increase (12)
                                                .  Withdrawal rates           0.07% -      10%                      (13)
                                                .  Long-term equity          17.40% -      25%              Increase (14)
                                                  volatilities
                                                .  Nonperformance             0.10% -    0.67%              Decrease (15)
                                                  risk spread
                       ------------------------------------------------------------------------------------------------------

--------

(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)


(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curve is utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8)Represents the risk quoted in basis points of a credit default event on the underlying instrument. The range being provided is a single quoted spread in the valuation model. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(9)Changes are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(10)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(11)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(12)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(13)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)


(14)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)


  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                               -----------------------------------------------------------------------
                                                          Fixed Maturity Securities:
                                               -----------------------------------------------------------------------
                                                 U.S.         Foreign                                     Foreign
                                               Corporate     Corporate      RMBS       ABS      CMBS     Government
                                               ---------     ---------       ------     -----    -----   ----------
                                                                 (In millions)
Year Ended December 31, 2013:
Balance at January 1,.........................  $  233        $  306       $   48     $  72     $  11     $     2
Total realized/unrealized gains (losses)
  included in:
 Net income (loss): (1), (2)..................
   Net investment income......................     (1)            --           --         1        --          --
   Net investment gains (losses)..............      --           (3)           --        --        --          --
   Net derivative gains (losses)..............      --            --           --        --        --          --
 OCI..........................................     (9)             6            3       (2)        --          --
Purchases (3).................................      36            38           72        46        27          --
Sales (3).....................................    (19)          (28)          (3)       (9)       (3)         (2)
Issuances (3).................................      --            --           --        --        --          --
Settlements (3)...............................      --            --           --        --        --          --
Transfers into Level 3 (4)....................      26            11            1        --        --          --
Transfers out of Level 3 (4)..................    (92)          (22)          (4)      (13)        --          --
                                                ------        ------         ------     -----    -----    -------
Balance at December 31,.......................  $  174        $  308       $  117     $  95     $  35     $    --
                                                ======        ======         ======     =====    =====    =======
Changes in unrealized gains (losses) included
  in net income (loss): (5)
 Net investment income........................  $  (1)        $   --       $   --     $   1     $  --     $    --
 Net investment gains (losses)................  $   --        $   --       $   --     $  --     $  --     $    --
 Net derivative gains (losses)................  $   --        $   --       $   --     $  --     $  --     $    --

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)


                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                               -----------------------------------------------------------------------
                                               Equity Securities:                 Net Derivatives: (6)
                                               ------------------                 -------------------
                                                      Non-
                                                   redeemable                                                Net
                                                   Preferred        Short-term    Interest                Embedded
                                                     Stock          Investments     Rate      Credit   Derivatives (7)
                                               ------------------   -----------   --------    ------   ---------------
                                                                       (In millions)
Year Ended December 31, 2013:
Balance at January 1,.........................     $       1          $    --      $  53      $   1      $    2,679
Total realized/unrealized gains (losses)
  included in:
 Net income (loss): (1), (2)..................
   Net investment income......................            --               --         --         --              --
   Net investment gains (losses)..............            --               --         --         --              --
   Net derivative gains (losses)..............            --               --        (3)        (1)           (932)
 OCI..........................................            --               --       (34)         --              --
Purchases (3).................................            --               --         --         --              --
Sales (3).....................................           (1)               --         --         --              --
Issuances (3).................................            --               --         --         --              --
Settlements (3)...............................            --               --       (13)         --             109
Transfers into Level 3 (4)....................            --               --         --         --              --
Transfers out of Level 3 (4)..................            --               --         --         --              --
                                                   ---------          -------      -----      -----      ----------
Balance at December 31,.......................     $      --          $    --      $   3      $  --      $    1,856
                                                   =========          =======      =====      =====      ==========
Changes in unrealized gains (losses) included
  in net income (loss): (5)
 Net investment income........................     $      --          $    --      $  --      $  --      $       --
 Net investment gains (losses)................     $      --          $    --      $  --      $  --      $       --
 Net derivative gains (losses)................     $      --          $    --      $  --      $  --      $    (900)

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)


                                                  Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                  -----------------------------------------------------------------------
                                                             Fixed Maturity Securities:
                                                  -----------------------------------------------------------------------
                                                    U.S.         Foreign                                     Foreign
                                                  Corporate     Corporate     RMBS       ABS      CMBS      Government
                                                  ---------     ---------       -----     -----     -----   ----------
                                                                   (In millions)
Year Ended December 31, 2012:
Balance at January 1,............................  $  141        $  144       $  33     $  55     $  12      $     2
Total realized/unrealized gains (losses)
  included in:
 Net income (loss): (1), (2).....................
   Net investment income.........................      --            --          --        --        --           --
   Net investment gains (losses).................      --            --          --        --        --           --
   Net derivative gains (losses).................      --            --          --        --        --           --
 OCI.............................................       9            16           3         2        --           --
Purchases (3)....................................      75           121          19        26        --           --
Sales (3)........................................    (11)           (1)         (7)       (6)      (11)           --
Issuances (3)....................................      --            --          --        --        --           --
Settlements (3)..................................      --            --          --        --        --           --
Transfers into Level 3 (4).......................      27            26          --        --        10           --
Transfers out of Level 3 (4).....................     (8)            --          --       (5)        --           --
                                                   ------        ------         -----     -----     -----    -------
Balance at December 31,..........................  $  233        $  306       $  48     $  72     $  11      $     2
                                                   ======        ======         =====     =====     =====    =======
Changes in unrealized gains (losses) included in
  net income (loss): (5)
 Net investment income...........................  $   --        $   --       $  --     $  --     $  --      $    --
 Net investment gains (losses)...................  $   --        $   --       $  --     $  --     $  --      $    --
 Net derivative gains (losses)...................  $   --        $   --       $  --     $  --     $  --      $    --

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)


                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                               -----------------------------------------------------------------------
                                               Equity Securities:                 Net Derivatives: (6)
                                               ------------------                 -------------------
                                                      Non-
                                                   redeemable                                                Net
                                                   Preferred        Short-term    Interest                Embedded
                                                     Stock          Investments     Rate      Credit   Derivatives (7)
                                               ------------------   -----------   --------    ------   ---------------
                                                                       (In millions)
Year Ended December 31, 2012:
Balance at January 1,.........................      $      1          $    --      $  87      $   1       $  1,463
Total realized/unrealized gains (losses)
  included in:
 Net income (loss): (1), (2)..................
   Net investment income......................            --               --         --         --             --
   Net investment gains (losses)..............            --               --         --         --             --
   Net derivative gains (losses)..............            --               --          2         --          1,097
 OCI..........................................            --               --        (1)         --             --
Purchases (3).................................            --               --         --         --             --
Sales (3).....................................            --               --         --         --             --
Issuances (3).................................            --               --         --         --             --
Settlements (3)...............................            --               --       (35)         --            119
Transfers into Level 3 (4)....................            --               --         --         --             --
Transfers out of Level 3 (4)..................            --               --         --         --             --
                                                    --------          -------      -----      -----       --------
Balance at December 31,.......................      $      1          $    --      $  53      $   1       $  2,679
                                                    ========          =======      =====      =====       ========
Changes in unrealized gains (losses) included
  in net income (loss): (5)
 Net investment income........................      $     --          $    --      $  --      $  --       $     --
 Net investment gains (losses)................      $     --          $    --      $  --      $  --       $     --
 Net derivative gains (losses)................      $     --          $    --      $  --      $  --       $  1,114

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)


                                                  Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                  -----------------------------------------------------------------------
                                                             Fixed Maturity Securities:
                                                  -----------------------------------------------------------------------
                                                    U.S.         Foreign                                     Foreign
                                                  Corporate     Corporate     RMBS       ABS      CMBS      Government
                                                  ---------     ---------       -----     -----     -----   ----------
                                                                   (In millions)
Year Ended December 31, 2011:
Balance at January 1,............................  $  162        $   91       $  41     $  55     $   7      $     4
Total realized/unrealized gains (losses)
  included in:
 Net income (loss): (1), (2).....................
   Net investment income.........................      --            --          --        --        --           --
   Net investment gains (losses).................      --            --          --        --         1           --
   Net derivative gains (losses).................      --            --          --        --        --           --
 OCI.............................................      11           (3)          --         1        --           --
Purchases (3)....................................      34            70          10        49         7           --
Sales (3)........................................     (7)          (15)         (8)       (9)       (3)          (2)
Issuances (3)....................................      --            --          --        --        --           --
Settlements (3)..................................      --            --          --        --        --           --
Transfers into Level 3 (4).......................      --             3          --        --        --           --
Transfers out of Level 3 (4).....................    (59)           (2)        (10)      (41)        --           --
                                                   ------        ------         -----     -----     -----    -------
Balance at December 31,..........................  $  141        $  144       $  33     $  55     $  12      $     2
                                                   ======        ======         =====     =====     =====    =======
Changes in unrealized gains (losses) included in
  net income (loss): (5)
 Net investment income...........................  $   --        $   --       $  --     $  --     $  --      $    --
 Net investment gains (losses)...................  $   --        $   --       $  --     $  --     $  --      $    --
 Net derivative gains (losses)...................  $   --        $   --       $  --     $  --     $  --      $    --

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)


                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                               -----------------------------------------------------------------------
                                               Equity Securities:                 Net Derivatives: (6)
                                               ------------------                 -------------------
                                                      Non-
                                                   redeemable                                                Net
                                                   Preferred        Short-term    Interest                Embedded
                                                     Stock          Investments     Rate      Credit   Derivatives (7)
                                               ------------------   -----------   --------    ------   ---------------
                                                                       (In millions)
Year Ended December 31, 2011:
Balance at January 1,.........................      $      1          $     6      $(48)      $   1       $    786
Total realized/unrealized gains (losses)
  included in:
 Net income (loss): (1), (2)..................
   Net investment income......................            --               --         --         --             --
   Net investment gains (losses)..............           (1)               --         --         --             --
   Net derivative gains (losses)..............            --               --          9         --            534
 OCI..........................................             1               --        135         --             --
Purchases (3).................................            --               --         --         --             --
Sales (3).....................................            --              (6)         --         --             --
Issuances (3).................................            --               --         --         --             --
Settlements (3)...............................            --               --        (9)         --            143
Transfers into Level 3 (4)....................            --               --         --         --             --
Transfers out of Level 3 (4)..................            --               --         --         --             --
                                                    --------          -------      -----      -----       --------
Balance at December 31,.......................      $      1          $    --      $  87      $   1       $  1,463
                                                    ========          =======      =====      =====       ========
Changes in unrealized gains (losses) included
  in net income (loss): (5)
 Net investment income........................      $     --          $    --      $  --      $  --       $     --
 Net investment gains (losses)................      $    (1)          $    --      $  --      $  --       $     --
 Net derivative gains (losses)................      $     --          $    --      $  --      $  --       $    544

--------

(1)Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.

(6)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(7)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)


Fair Value of Financial Instruments Carried at Other Than Fair Value

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                             December 31, 2013
                                             --------------------------------------------------
                                                          Fair Value Hierarchy
                                                      -----------------------------   Total
                                             Carrying                               Estimated
                                              Value     Level 1   Level 2   Level 3 Fair Value
                                             -------- --------- --------- --------- -----------
                                                               (In millions)
Assets
Mortgage loans.............................. $  1,826 $     --  $     --  $  1,940  $     1,940
Policy loans................................ $    151 $     --  $    114  $     39  $       153
Real estate joint ventures.................. $      8 $     --  $     --  $     10  $        10
Other limited partnership interests......... $     11 $     --  $     --  $     13  $        13
Other invested assets....................... $    250 $     --  $    270  $     --  $       270
Premiums, reinsurance and other receivables. $  5,337 $     --  $     --  $  5,744  $     5,744
Liabilities
PABs........................................ $  6,203 $     --  $     --  $  6,576  $     6,576
Long-term debt.............................. $     40 $     --  $     46  $     --  $        46
Other liabilities........................... $    191 $     --  $     30  $    161  $       191
Separate account liabilities................ $  1,196 $     --  $  1,196  $     --  $     1,196

                                                             December 31, 2012
                                             --------------------------------------------------
                                                          Fair Value Hierarchy
                                                      -----------------------------   Total
                                             Carrying                               Estimated
                                              Value     Level 1   Level 2   Level 3 Fair Value
                                             -------- --------- --------- --------- -----------
                                                               (In millions)
Assets
Mortgage loans.............................. $  1,678 $     --  $     --  $  1,855  $     1,855
Policy loans................................ $    130 $     --  $     95  $     38  $       133
Real estate joint ventures.................. $      7 $     --  $     --  $      9  $         9
Other limited partnership interests......... $     12 $     --  $     --  $     13  $        13
Other invested assets....................... $    126 $     --  $    161  $     --  $       161
Premiums, reinsurance and other receivables. $  5,387 $     --  $      2  $  6,195  $     6,197
Liabilities
PABs........................................ $  7,497 $     --  $     --  $  8,237  $     8,237
Long-term debt.............................. $     41 $     --  $     41  $     --  $        41
Other liabilities........................... $    169 $     --  $     13  $    156  $       169
Separate account liabilities................ $  1,030 $     --  $  1,030  $     --  $     1,030

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)

  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

 Mortgage Loans

   For mortgage loans, estimated fair value is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

 Policy Loans

   Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

   The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Other Invested Assets

   These other invested assets are principally comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

 Premiums, Reinsurance and Other Receivables

   Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)


 PABs

   These PABs include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in "-- Recurring Fair Value Measurements."

   The investment contracts primarily include fixed deferred annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

   The Company evaluates the specific terms, facts and circumstances of long-term debt to determine the appropriate estimated fair values, which are not materially different from the carrying values.

 Other Liabilities

   Other liabilities consist primarily of amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

 Separate Account Liabilities

   Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

   Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

   Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

8. Long-term Debt

  The Company's long-term debt includes senior notes, issued to a third party, maturing in 2030 with a fixed interest rate of 7.03%. Principal and interest on the notes is paid quarterly. The outstanding balance of the notes was $40 million and $41 million at December 31, 2013 and 2012, respectively.

  The aggregate maturities of long-term debt at December 31, 2013 are $1 million in each of 2014, 2015, 2016 and 2017, $2 million in 2018 and $34 million thereafter.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Long-term Debt (continued)


  Interest expense related to the Company's indebtedness included in other expenses was $3 million for each of the years ended December 31, 2013, 2012 and 2011.

9. Equity

Statutory Equity and Income

  Each U.S. insurance company's state of domicile imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratio for MLI-USA was in excess of 600% for all periods presented.

  MLI-USA prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of MLI-USA.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by MLI-USA are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

  Statutory net income (loss) of MLI-USA, a Delaware domiciled insurer, was $209 million, $84 million and $178 million for the years ended December 31, 2013, 2012 and 2011, respectively. Statutory capital and surplus was $1.9 billion and $1.7 billion at December 31, 2013 and 2012, respectively. All such amounts are derived from the statutory-basis financial statements as filed with the Delaware Department of Insurance.

Dividend Restrictions

  Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MICC as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a dividend to MICC in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance (the "Delaware Commissioner") and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Equity (continued)

"unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2013, 2012 and 2011, MLI-USA did not pay dividends to MICC. Because MLI-USA's statutory unassigned funds (surplus) were negative at December 31, 2013, MLI-USA cannot pay any dividends in 2014 without prior regulatory approval.

Accumulated Other Comprehensive Income (Loss)

  Information regarding changes in the balances of each component of AOCI, net of income tax, was as follows:

                                                      Unrealized                       Foreign
                                                   Investment Gains     Unrealized    Currency
                                                   (Losses), Net of   Gains (Losses) Translation
                                                  Related Offsets (1) on Derivatives Adjustments  Total
                                                  ------------------- -------------- ----------- --------
                                                                       (In millions)
Balance at December 31, 2010.....................      $    158          $   (48)    $       --  $    110
OCI before reclassifications.....................           695               208           (1)       902
Income tax expense (benefit).....................         (243)              (73)            --     (316)
                                                  ------------------- -------------- ----------  --------
 OCI before reclassifications, net of income tax.           610                87           (1)       696
Amounts reclassified from AOCI...................             2               (9)            --       (7)
Income tax expense (benefit).....................           (1)                 4            --         3
                                                  ------------------- -------------- ----------  --------
 Amounts reclassified from AOCI, net of income
   tax...........................................             1               (5)            --       (4)
                                                  ------------------- -------------- ----------  --------
Balance at December 31, 2011.....................           611                82           (1)       692
OCI before reclassifications.....................           357                17           (1)       373
Income tax expense (benefit).....................         (124)               (6)            --     (130)
                                                  ------------------- -------------- ----------  --------
 OCI before reclassifications, net of income tax.           844                93           (2)       935
Amounts reclassified from AOCI...................          (26)               (1)            --      (27)
Income tax expense (benefit).....................             9                --            --         9
                                                  ------------------- -------------- ----------  --------
 Amounts reclassified from AOCI, net of income
   tax...........................................          (17)               (1)            --      (18)
                                                  ------------------- -------------- ----------  --------
Balance at December 31, 2012.....................           827                92           (2)       917
OCI before reclassifications.....................         (843)             (132)             2     (973)
Income tax expense (benefit).....................           295                46           (1)       340
                                                  ------------------- -------------- ----------  --------
 OCI before reclassifications, net of income tax.           279                 6           (1)       284
Amounts reclassified from AOCI...................           (9)               (6)            --      (15)
Income tax expense (benefit).....................             3                 2            --         5
                                                  ------------------- -------------- ----------  --------
 Amounts reclassified from AOCI, net of income
   tax...........................................           (6)               (4)            --      (10)
                                                  ------------------- -------------- ----------  --------
Balance at December 31, 2013.....................      $    273          $      2    $      (1)  $    274
                                                  =================== ============== ==========  ========

--------

(1)See Note 5 for information on offsets to investments related to insurance liabilities and DAC.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Equity (continued)


  Information regarding amounts reclassified out of each component of AOCI, was as follows:

                                                                                          Statement of Operations and
AOCI Components                                        Amounts Reclassified from AOCI Comprehensive Income (Loss) Location
-----------------------------------------------------  ----------------------------   ------------------------------------
                                                         Years Ended December 31,
                                                       ----------------------------
                                                         2013        2012      2011
                                                       ---------   --------- --------
                                                              (In millions)
Net unrealized investment gains (losses):
  Net unrealized investment gains (losses)............ $       1   $      22 $    (7) Other net investment gains (losses)
  Net unrealized investment gains (losses)............         7           2        5 Net investment income
  Net unrealized investment gains (losses)............         1          --        2 Net derivative gains (losses)
  OTTI................................................        --           2      (2) OTTI on fixed maturity securities
                                                       ---------   --------- --------
   Net unrealized investment gains (losses),
    before income tax.................................         9          26      (2)
   Income tax (expense) benefit.......................       (3)         (9)        1
                                                       ---------   --------- --------
   Net unrealized investment gains (losses), net of
    income tax........................................ $       6   $      17 $    (1)
                                                       =========   ========= ========
Unrealized gains (losses) on derivatives - cash flow
 hedges:
  Interest rate swaps................................. $      --   $      -- $      1 Net derivative gains (losses)
  Interest rate forwards..............................         6           1        9 Net derivative gains (losses)
  Interest rate forwards..............................         1          --       -- Net investment income
  Foreign currency swaps..............................       (1)          --      (1) Net derivative gains (losses)
                                                       ---------   --------- --------
   Gains (losses) on cash flow hedges, before
    income tax........................................         6           1        9
   Income tax (expense) benefit.......................       (2)          --      (4)
                                                       ---------   --------- --------
   Gains (losses) on cash flow hedges, net of
    income tax........................................ $       4   $       1 $      5
                                                       =========   ========= ========
Total reclassifications, net of income tax............ $      10   $      18 $      4
                                                       =========   ========= ========

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


10. Other Expenses

  Information on other expenses was as follows:

                                                    Years Ended December 31,
                                                  -----------------------------
                                                    2013      2012      2011
                                                  --------- --------- ---------
                                                          (In millions)
Compensation..................................... $     306 $     342 $     293
Commissions......................................       555       809     1,253
Volume-related costs.............................       129       149       162
Affiliated interest costs on ceded reinsurance...       155       211       211
Capitalization of DAC............................     (476)     (821)   (1,274)
Amortization of DAC..............................      (70)       838       701
Interest expense on debt and debt issuance costs.         3         3         3
Premium taxes, licenses and fees.................        45        52        56
Professional services............................        29        18        16
Rent and related expenses........................        27        30        25
Other............................................       336       297       242
                                                  --------- --------- ---------
 Total other expenses............................ $   1,039 $   1,928 $   1,688
                                                  ========= ========= =========

Capitalization and Amortization of DAC

  See Note 3 for additional information on DAC including impacts of capitalization and amortization.

Affiliated Expenses

  Commissions, capitalization of DAC and amortization of DAC include the impact of affiliated reinsurance transactions. See Notes 4, 8 and 13 for discussion of affiliated expenses included in the table above.

11. Income Tax

  The provision for income tax was as follows:

                                                    Years Ended December 31,
                                                    -----------------------
                                                      2013      2012   2011
                                                    ---------  ------ ------
                                                         (In millions)
     Current:
      Federal...................................... $    (89)  $ (80) $ (44)
     Deferred:
      Federal......................................        68     376    219
                                                    ---------  ------ ------
        Provision for income tax expense (benefit). $    (21)  $  296 $  175
                                                    =========  ====== ======

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

11. Income Tax (continued)


  The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                   Years Ended December 31,
                                                  ---------------------------
                                                    2013      2012     2011
                                                  --------- -------- --------
                                                         (In millions)
   Tax provision at U.S. statutory rate.......... $      50 $    353 $    232
   Tax effect of:
    Dividend received deduction..................      (59)     (48)     (45)
    Tax credits..................................       (9)      (6)      (7)
    Prior year tax...............................       (3)      (3)      (5)
    Tax-exempt income............................       (1)       --       --
    Other, net...................................         1       --       --
                                                  --------- -------- --------
      Provision for income tax expense (benefit). $    (21) $    296 $    175
                                                  ========= ======== ========

  Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                          December 31,
                                                      ---------------------
                                                         2013       2012
                                                      ---------- ----------
                                                          (In millions)
    Deferred income tax assets:
     Policyholder liabilities and receivables........ $      600 $       --
     Tax credit carryforwards........................         84         65
     Net operating loss carryforwards................         22         --
     Investments, including derivatives..............         --         52
                                                      ---------- ----------
       Total deferred income tax assets..............        706        117
    Deferred income tax liabilities:
     DAC.............................................      1,051        782
     Investments, including derivatives..............        619         --
     Net unrealized investment gains.................        149        495
     Policyholder liabilities and receivables........         --        223
                                                      ---------- ----------
       Total deferred income tax liabilities.........      1,819      1,500
                                                      ---------- ----------
         Net deferred income tax asset (liability)... $  (1,113) $  (1,383)
                                                      ========== ==========

  The following table sets forth the domestic net operating loss carryforwards for tax purposes at December 31, 2013.

                             Net Operating Loss Carryforwards
                             -------------------------------
                                Amount         Expiration
                             -------------  -----------------
                             (In millions)
                   Domestic.           $64  Beginning in 2028

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

11. Income Tax (continued)


  Tax credit carryforwards of $84 million at December 31, 2013 will expire beginning in 2017.

  The Company participates in a tax sharing agreement with MetLife, as described in Note 1. Pursuant to this tax sharing agreement, the amounts due from affiliates included $105 million, $138 million and $92 million at December 31, 2013, 2012 and 2011, respectively.

  The Company files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations in major taxing jurisdictions for years prior to 2003. The IRS audit cycle for the years January 1, 2003 through October 11, 2006, which began in April 2010, is expected to conclude in 2014. In 2012, the Company and the IRS completed and substantially settled the audit period October 12, 2006 through December 31, 2006. One issue not settled is under review at the IRS Appeals Division.

  It is not expected that there will be a material change in the Company's liability for unrecognized tax benefits in the next 12 months.

  A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                               Year Ended December 31, 2013
                                                                               ----------------------------
                                                                                      (In millions)
Balance at January 1,.........................................................        $          --
Additions for tax positions of prior years....................................                   14
Reductions for tax positions of prior years...................................                  (1)
Additions for tax positions of current year...................................                    1
Reductions for tax positions of current year..................................                  (1)
                                                                               ----------------------------
Balance at December 31,.......................................................        $          13
                                                                               ============================
Unrecognized tax benefits that, if recognized would impact the effective rate.        $          13
                                                                               ============================

  There were no unrecognized tax benefits at December 31, 2012 and 2011.

  The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

  Interest was as follows:

                                                                  Year Ended December 31, 2013
                                                                  ----------------------------
                                                                         (In millions)
Interest recognized in the consolidated statements of operations.                   $        1

                                                                           December 31, 2013
                                                                           -----------------
                                                                             (In millions)
Interest included in other liabilities in the consolidated balance sheets.        $        1

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

11. Income Tax (continued)


  There was no interest recognized in the consolidated statements of operations for the years ended December 31, 2012 and 2011. There was no interest included in other liabilities in the consolidated balance sheets at December 31, 2012.

  The Company had no penalties for the years ended December 31, 2013, 2012 and 2011.

  The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2013 and 2012, the Company recognized an income tax benefit of $70 million and $52 million, respectively, related to the separate account DRD. The 2013 benefit included a benefit of $11 million related to a true-up of the 2012 tax return. The 2012 benefit included a benefit of $4 million related to a true-up of the 2011 tax return.

12. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

  Unclaimed Property Inquiries

    In April 2012, MetLife, for itself and on behalf of entities including MLI-USA, reached agreements with representatives of the U.S. jurisdictions that were conducting audits of MetLife and certain of its affiliates for compliance with unclaimed property laws, and with state insurance regulators directly involved in a multistate targeted market conduct examination relating to claim-payment practices and compliance with unclaimed property laws. On November 14, 2012, the West Virginia Treasurer filed an action against MLI-USA, alleging that MLI-USA violated the West Virginia Uniform Unclaimed Property Act, seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties West Virginia ex rel. John D. Perdue v. MetLife Investors USA Insurance Company, Circuit Court of Putnam County, Civil Action No. 12-C-363). On December 30, 2013, the court granted defendants' motion to dismiss the West Virginia Treasurer's action. The Treasurer has filed a notice to appeal the dismissal order. At least one other jurisdiction is pursuing a similar market conduct examination. It is possible that other jurisdictions may pursue similar examinations, audits, or lawsuits and that such actions may result in additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws, administrative penalties, interest, and/or further changes to the Company's procedures. The Company is not currently able to estimate these additional possible costs.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

12. Contingencies, Commitments and Guarantees (continued)


  Sales Practices Claims

    Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

  Summary

    Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor, and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

    It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular annual periods.

 Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

12. Contingencies, Commitments and Guarantees (continued)


  Assets and liabilities held for insolvency assessments were as follows:

                                                                  December 31,
                                                               ------------------
                                                                 2013     2012
                                                               -------- ---------
                                                                 (In millions)
Other Assets:
 Premium tax offset for future undiscounted assessments....... $      4 $       6
 Premium tax offsets currently available for paid assessments.        3         1
                                                               -------- ---------
                                                               $      7 $       7
                                                               ======== =========
Other Liabilities:
 Insolvency assessments....................................... $      5 $      13
                                                               ======== =========

Commitments

 Commitments to Fund Partnership Investments

   The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $483 million and $446 million at December 31, 2013 and 2012, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

 Mortgage Loan Commitments

   The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $61 million and $59 million at December 31, 2013 and 2012, respectively.

 Commitments to Fund Private Corporate Bond Investments

   The Company commits to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $38 million and $72 million at December 31, 2013 and 2012, respectively.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

12. Contingencies, Commitments and Guarantees (continued)

are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

  The Company had no liability for indemnities, guarantees and commitments at both December 31, 2013 and 2012.

13. Related Party Transactions

Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses incurred with affiliates related to these agreements, recorded in other expenses, were $1.4 billion, $1.5 billion and $1.7 billion for the years ended December 31, 2013, 2012 and 2011, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $182 million, $150 million and $115 million for the years ended
December 31, 2013, 2012 and 2011, respectively. Revenues received from affiliates related to these agreements, recorded in other revenues, were $153 million, $133 million and $97 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  The Company had net payables to affiliates, related to the items discussed above, of $235 million and $129 million at December 31, 2013 and 2012, respectively.

  See Notes 4 and 5 for additional information on related party transactions.

14. Subsequent Event

  The Company has evaluated events subsequent to December 31, 2013, through April 8, 2014, which is the date these consolidated financial statements were available to be issued, and has determined there are no material subsequent events requiring adjustment to or disclosure in the financial statements.

                                    PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS



a.   Financial Statements
     --------------------

The following financial statements comprising each of the Sub-Accounts of the Separate Account are included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.

2.   Statements of Assets and Liabilities as of December 31, 2013.

3.   Statements of Operations for the year ended December 31, 2013.

4.   Statements of Changes in Net Assets for the years ended December 31, 2013 and 2012.

5.   Notes to the Financial Statements.

The following consolidated financial statements of the Company are included in Part B hereof:

1.   Independent Auditors' Report.

2.   Consolidated Balance Sheets as of December 31, 2013 and 2012.

3.   Consolidated Statements of Operations for the years ended December 31, 2013, 2012 and 2011.

4.   Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2013, 2012 and
     2011.

5.   Consolidated Statements of Stockholder's Equity for the years ended December 31, 2013, 2012 and
     2011.

6.   Consolidated Statements of Cash Flows for the years ended December 31, 2013, 2012 and 2011.

7.   Notes to the Consolidated Financial Statements.





b.                       Exhibits
                         --------

1.                       Certification of Restated Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account (adopted May 18, 2004)(5)

2.                       Not Applicable.

3.   (i)                 Principal Underwriter's and Selling Agreement (effective January 1, 2001) (5)

     (ii)                Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002) (5)

     (iii)               Form of Retail Sales Agreement (MLIDC 7-1-05 (LTC)) (11)

     (iv)                Agreement and Plan of Merger (12-01-04)(MLIDC into GAD) (13)

     (v)                 Form of Enterprise Selling Agreement 02-10 (MetLife Investors Distribution Company Sales Agreement) (21)

     (vi)                Form of Enterprise Selling Agreement 09-12 (MetLife Investors Distribution Company Sales Agreement) (30)

4.   (i)                 Individual Flexible Purchase Payment Deferred Variable Annuity Contract (1)

     (ii)                Death Benefit Rider - (Annual Step-Up) (1)

     (iii)               Additional Death Benefit Rider - (Earnings Preservation Benefit) (1)

     (iv)                Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider (1)

     (v)                 Terminal Illness Rider (1)

     (vi)                Unisex Annuity Rates Rider (1)

     (vii)               Endorsement (Name Change - effective March 1, 2001. MetLife Investors USA Insurance Company;
                         formerly Security First Life Insurance Company) (2)

     (viii)              Individual Retirement Annuity Endorsement 8023.1 (9/02) (5)

     (ix)                Roth Individual Retirement Annuity Endorsement 9024.1 (9/02) (5)

     (x)                 401(a)/403(a) Plan Endorsement 8025.1 (9/02) (5)


     (xi)                 Tax Sheltered Annuity Endorsement 8026.1 (9/02) (5)

     (xii)                Simple Individual Retirement Annuity Endorsement 8276 (9/02) (5)

     (xiii)               Form of Enhanced Dollar Cost Averaging Rider 8013-1 (05/05) (6)

     (xiv)                Guaranteed Withdrawal Benefit Rider MLIU-690-2 (11/05) (8)

     (xv)                 Form of Contract Schedule [GMIB II, GMIB III, GWB I, GWB Enhanced, GWB II, GWB III, GMAB]
                          8028-4 (11/05) (9)

     (xvi)                Designated Beneficiary Non-Qualified Annuity Endorsement MLIU-NQ-1 (11/05)-I (9)

     (xvii)               Form of Tax-Sheltered Annuity Endorsement MLIU-398-3 (12/08) (23)

     (xviii)              Internal Exchange Endorsement MLIU-EXC (12/10) (25)

     (xvix)               Form of 401(a)/403(a) Plan Endorsement MLIU-401-3 (5/11) (26)

5.   (i)                  Form of Variable Annuity Application 8401 (4/05) APPVAUSAPEVA 506 (12)

6.   (i)                  Copy of Restated Articles of Incorporation of the Company (5)

     (ii)                 Copy of the Bylaws of the Company (5)

     (iii)                Certificate of Amendment of Certificate of Incorporation filed 10/01/79 and signed 9/27/79 (5)

     (iv)                 Certificate of Change of Location of Registered Office and/or Registered Agent filed 2/26/80 and effective 2/8/80 (5)

     (v)                  Certificate of Amendment of Certification of Incorporation signed 4/26/83 and certified 2/12/85 (5)

     (vi)                 Certificate of Amendment of Certificate of Incorporation filed 10/22/84 and signed 10/19/84 (5)

     (vii)                Certificate of Amendment of Certificate of Incorporation certified 8/31/94 and adopted 6/13/94(5)

     (viii)               Certificate of Amendment of Certificate of Incorporation of Security First Life Insurance Company
                          (name change to MetLife Investors USA Insurance Company) filed 1/8/01 and signed 12/18/00 (5)

7.   (i)(a)               Reinsurance Agreement between MetLife Investors USA Insurance Company and Metropolitan Life
                          Insurance Company (effective April 1, 2001) (3)

     (i)(b)               Modified Coinsurance Agreement between MetLife Investors USA Insurance Company and Metropolitan
                          Life Insurance Company, effective as of April 1, 2001 (Recapture of Reinsurance) (dated October 27,
                          2004 and effective November 3, 2004) (27)

     (ii)(a)              Automatic Reinsurance Agreement between MetLife Investors USA Insurance Company and Exeter
                          Reassurance Company, Ltd. (effective April 1, 2001) (made as of June 26, 2001) (3)

     (ii)(b)              Amendment No. 1 through Amendment No. 3 to Automatic Reinsurance Agreement Effective as of April
                          1, 2001 between MetLife Investors USA Insurance Company (Cedent) and Exeter Reassurance
                          Company, Ltd. (Reinsurer) (27)

     (ii)(c)              Amended and Restated Automatic Reinsurance Agreement between MetLife Investors USA Insurance
                          Company and Exeter Reassurance Company, Ltd. (effective April 1, 2001 and amended and restated as of July 1, 2004) (27)

     (ii)(d)              Amendment No. 1 through Amendment No. 16 to Automatic Reinsurance Agreement Effective as of
                          April 1, 2001 Amended and Restated as of July 1, 2004 (Agreement) between MetLife Investors USA
                          Insurance Company (Cedent) and Exeter Reassurance Company, Ltd. (Reinsurer) (27)

     (ii)(e)              Amendment Nos. 17 and 18 to Automatic Reinsurance Agreement Effective as of April 1, 2001
                          Amended and Restated as of July 1, 2004 (Agreement) between MetLife Investors USA Insurance
                          Company (Cedent) and Exeter Reassurance Company, Ltd. (Reinsurer) (31)

8.   (i)                  Form of Participation Agreement Among Metropolitan Series Fund, Inc., Metropolitan Life Insurance
                          Company and Security First Life Insurance Company (2)

     (ii)(a)              Participation Agreement Among Met Investors Series Trust, Met Investors Advisory Corp., MetLife
                          Investors Distribution Company and MetLife Investors USA Insurance Company (effective 2-12-01) (5)

     (ii)(b)              First Amendment to Participation Agreement (effective 02-12-01) Among Met Investors Series Trust,
                          Met Investors Advisory Corp., MetLife Investors Distribution Company and MetLife Investors USA
                          Insurance Company (effective 02-01-08); and Second Amendment to the Participation Agreement
                          (effective 12-01-01) Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors
                          Distribution Company and MetLife Investors USA Insurance Company (effective 05-01-09) (19)


     (ii)(c)             Amendment to Participation Agreement in effect Among Met Investors Series Trust, Met Investors
                         Advisory Corp., MetLife Investors Distribution Company and MetLife Investors USA Insurance
                         Company et al. (effective 04-30-10) (29)

     (iii)               Participation Agreement Among MetLife Investors USA Insurance Company, MetLife Investors
                         Distribution Company, Alliance Capital Management L.P. and AllianceBernstein Investment Research
                         and Management, Inc. (effective 11-01-05) (12)

     (iv)(a)             Fund Participation Agreement Among MetLife Investors USA Insurance Company, American Funds
                         Insurance Series and Capital Research and Management Company (effective 04-29-03) and First
                         Amendment to Fund Participation Agreement dated 04-29-03 (effective 11-01-05) (12)

     (iv)(b)             Second Amendment the Fund Participation Agreement Among MetLife Investors USA Insurance
                         Company, American Funds Insurance Series and Capital Research and Management Company dated
                         November 1, 2005 (effective 01-01-2007) (14)

     (iv)(c)             Amendment to Participation Agreement (04-29-03) Among American Funds Insurance Series, Capital
                         Research and Management Company and MetLife Investors USA Insurance Company et al. (effective
                         04-30-10) (24)



     (v)(a)              Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/
                         Templeton Distributors, Inc., MetLife Investors USA Insurance Company and MetLife Investors
                         Distribution Company (effective 11-01-05) (12)

     (v)(b)              Amendment No. 1 to Participation Agreement among Franklin Templeton Variable Insurance Products
                         Trust, Franklin/Templeton Distributors, Inc., MetLife Investors USA Insurance Company and MetLife
                         Investors Distribution Company (effective 04-30-07)(17)

     (v)(c)              Amendment to Participation Agreement (11-01-05) Among Franklin Templeton Variable Insurance
                         Products Trust, Franklin/Templeton Distributors, Inc., MetLife Investors USA Insurance Company and
                         MetLife Investors Distribution Company (effective 08-16-10) (24)

     (v)(d)              Participation Agreement (11-01-05) Addendum Effective as of May 1, 2011 Among Franklin Templeton
                         Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Investors USA
                         Insurance Company and MetLife Investors Distribution Company (29)

     (v)(e)              Amendment to Participation Agreement (11-01-05) Among Franklin Templeton Variable Insurance
                         Products Trust, Franklin/Templeton Distributors, Inc., MetLife Investors USA Insurance Company and
                         MetLife Investors Distribution Company (effective 01-15-13) (31)

     (vi)(a)             Participation Agreement Among Pioneer Variable Contracts Trust, MetLife Investors USA Insurance
                         Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (effective 11-01-05) (12)

     (vi)(b)             Amendment No. 1 to the Participation Agreement Among Pioneer Variable Contracts Trust, MetLife
                         Investors USA Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds
                         Distributor, Inc. (effective May 1, 2011) (28)

     (vii)               Participation Agreement Among Putnam Variable Trust, Putnam Retail Management Limited Partnership
                         and MetLife Investors USA Insurance Company (effective 02-27-06) (12)

     (viii)              Participation Agreement Among Smith Barney Allocation Series Inc., Citigroup Global Markets Inc. and
                         MetLife Investors USA Insurance Company (effective 11-01-05) (12)

     (ix)                Participation Agreement Among Smith Barney Investment Series, Citigroup Global Markets Inc. and
                         MetLife Investors USA Insurance Company (effective 11-01-05) (12)

     (x)                 Participation Agreement Among Smith Barney Multiple Discipline Trust, Citigroup Global Markets Inc.
                         and MetLife Investors USA Insurance Company (effective 11-01-05) (12)

     (xi)                Participation Agreement Among The Universal Institutional Funds, Inc., Morgan Stanley Distribution,
                         Inc., Morgan Stanley Investment Management Inc., and MetLife Investors USA Insurance Company
                         (effective 11-01-05) (12)

     (xii)    (a)        Participation Agreement Among Van Kampen Life Investment Trust, Van Kampen Asset Management,
                         Van Kampen Funds Inc. and MetLife Investors USA Insurance Company (effective 11-01-05) (12)

     (xii)    (b)        Amendment to Participation Agreement (11-01-05) Among Van Kampen Life Investment Trust, Van
                         Kampen Asset Management, Van Kampen Funds Inc. and MetLife Investors USA Insurance Company et
                         al. (effective 4-30-10) (24)


     (xiii)   (a)        Participation Agreement Among Variable Insurance Products Funds, Fidelity Distribution Corporation
                         and MetLife Investors USA Insurance Company and Sub-Licensing Agreement between Fidelity
                         Distributors Corporation and MetLife Investors USA Insurance Company (effective 11-01-05) (12)

     (xiii)   (b)        Summary Prospectus Agreement Among Fidelity Distribution Corporation and MetLife Investors USA
                         Insurance Company et al. (effective 4-30-10) (24)

              (xiv)      Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, Metropolitan
                         Life Insurance Company and MetLife Investors USA Insurance Company (effective July 1, 2004) (10)

              (xv)       Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
                         Securities, Inc. and MetLife Investors USA Insurance Company (effective 4-30-07) (13)

              (xvi)(a)   Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
                         Investors Distribution Company and MetLife Investors USA Insurance Company (effective 08-31-07) (18)

              (xvi)(b)   Amendment to Participation Agreement in effect Among Metropolitan Series Fund, Inc., MetLife
                         Advisers, LLC, MetLife Distribution Company and MetLife Investors USA Insurance Company et al.
                         (effective 04-30-10) (29)

              (xvii)     Participation Agreement Among Salomon Brothers Variable Series Fund Inc., Citigroup Global Markets
                         Inc. and MetLife Investors USA Insurance Company (effective 11-01-05) (16)

              (xviii)    Participation Agreement Among Greenwich Street Series Fund, Citigroup Global Markets, Inc. and
                         MetLife Investors USA Insurance Company (effective 11-01-05) (14)

              (xix)(a)   Participation Agreement Among Legg Mason Partners Variable Equity Trust, Legg Mason Partners
                         Variable Income Trust, Legg Mason Investors Services, LLC, Legg Mason Partners Fund Advisor, LLC
                         and MetLife Investors USA Insurance Company (effective 01-01-09) (20)

              (xix)(b)   Amendment to Participation Agreement (effective 01-01-09) Among Legg Mason Partners Variable
                         Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investors Services, LLC, Legg
                         Mason Partners Fund Advisor, LLC and MetLife Investors USA Insurance Company et al. (effective
                         04-30-10) (24)

              (xx)(a)    Participation Agreement Among AIM Variable Insurance Fund, Inc., Security First Life Insurance
                         Company and Security First Financial, Inc. (effective 06-14-99) (22)

              (xx)(b)    Amendment to Participation Agreement (06-14-99) Among AIM Variable Insurance Funds, A I M
                         Distributors, Inc., MetLife Investors USA Insurance Company and MetLife Investors Distribution
                         Company (effective 04-30-10) and Amendment to Participation Agreement (06-14-99) Among AIM
                         Variable Insurance Funds (Invesco Variable Insurance Funds), Invesco Distributors, Inc. and MetLife
                         Investors USA Insurance Company et al. (effective 04-30-10) (24)

9.                       Opinion of Counsel (14)

10.                      Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (filed herewith)

11.                      Not Applicable.

12.                      Not Applicable.

13.           (i)        Powers of Attorney for Eric T. Steigerwalt, Susan A. Buffum, Elizabeth M. Forget, Jay S. Kaduson,
                         Stephen M. Kessler, Lisa S. Kuklinski, Peter M. Carlson and James J. Reilly (32)

              (ii)       Powers of Attorney for Kumar Das Gupta and Dina R. Lumerman (filed herewith)

   (1)                   incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.

   (2)                   incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File
                         Nos. 333-54464 and 811-03365) filed electronically on April 13, 2001.

   (3)                   incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
                         Nos. 333-54464 and 811-03365) filed electronically on April 30, 2003.

   (4)                   incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 (File
                         Nos. 333-54464 and 811-03365) filed electronically on April 27, 2004.

   (5)                   incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File
                         Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.

   (6)                   incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File
                         Nos. 333-54464 and 811-03365) filed electronically on January 18, 2005.


   (7)                   incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File
                         Nos. 333-54464 and 811-03365) filed electronically on July 13, 2005.

   (8)                   incorporated herein by reference to Registrant's Initial Registration Statement on Form N-4 (File Nos.
                         333-125753 and 811-03365) filed electronically on June 13, 2005.

   (9)                   incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4/A (File
                         Nos. 333-125753 and 811-03365) filed electronically on September 15, 2005.

   (10)                  incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File
                         Nos. 333-54464 and 811-03365) filed electronically on October 7, 2005.

   (11)                  incorporated herein by reference to Registrant's Post-Effective Amendment No. 10 to Form N-4 (File
                         Nos. 333-54464 and 811-03365) filed electronically on April 24, 2006.

   (12)                  incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File
                         Nos. 333-125756 and 811-03365) filed electronically on April 24, 2006.

   (13)                  incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 on Form N-4 (File
                         Nos. 333-54466 and 811-03365) filed electronically on April 16, 2007.

   (14)                  incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 on Form N-4 (File
                         Nos. 333-125756 and 811-03365) filed electronically on April 17, 2007.

   (15)                  incorporated herein by reference to Registrant's Post-Effective Amendment No. 31 to Form N-4 (File
                         Nos. 333-54464 and 811-03365) filed electronically on April 15, 2008.

   (16)                  incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 (File
                         Nos. 333-137968 and 811-03365) filed electronically on April 15, 2008.

   (17)                  incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 on Form N-4 (File
                         Nos. 333-137968 and 811-03365) filed electronically on October 31, 2007.

   (18)                  incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 on Form N-4 (File
                         Nos. 333-54466 and 811-03365) filed electronically on October 31, 2007.

   (19)                  incorporated herein by reference to Registrant's Post-Effective Amendment No. 33 on Form N-4 (File
                         Nos. 333-54466 and 811-03365) filed electronically on April 22, 2009.

   (20)                  incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File
                         Nos. 333-137968 and 811-03365) filed electronically on April 22, 2009.

   (21)                  incorporated herein by reference to Registrant's Post-Effective Amendment No. 35 to Form N-4 (File
                         Nos. 333-54466 and 811-03365) filed electronically on April 22, 2010.

   (22)                  incorporated herein by reference to Registrant's Post-Effective Amendment No. 46 to Form N-4 (File
                         Nos. 033-07094 and 811-03365) filed electronically on April 23, 2010.

   (23)                  incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File
                         Nos. 333-156648 and 811-03365) filed electronically on March 22, 2011.

   (24)                  incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File
                         Nos. 333-137968 and 811-03365) filed electronically on April 21, 2011.

   (25)                  incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (Files
                         Nos. 333-125756 and 811-03365) filed electronically on April 21, 2011.

   (26)                  incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
                         Nos. 333-176374 and 811-03365) filed electronically on April 11, 2012.

   (27)                  incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 to Form N-4 (File
                         Nos. 333-54470 and 811-03365) filed electronically on April 11, 2012.

   (28)                  incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File
                         Nos. 333-137968 and 811-03365) filed electronically on April 12, 2012.

   (29)                  incorporated herein by reference to Registrant's N-4 (File Nos. 333-179239 and 811-03365) filed electronically on January 30, 2012.

   (30)                  incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File
                         Nos. 333-176374 and 811-03365) filed electronically on April 10, 2013.

   (31)                  incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File
                         Nos. 333-137968 and 811-03365) filed electronically on April 11, 2013.




   (32)                   incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File
                          Nos. 333-125756 and 811-03365) filed electronically on April 11, 2013.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:



Name and Principal Business Address               Positions and Offices with Depositor
-----------------------------------               ------------------------------------
        Eric T. Steigerwalt                       Director, Chairman of the Board, President, and Chief
        Gragg Building                            Executive Officer
        11225 North Community House Road
        Charlotte, NC 28277

        Peter M. Carlson                          Executive Vice President and Chief Accounting Officer
        1095 Avenue of the Americas
        New York, NY 10036

        Susan A. Buffum                           Director
        10 Park Avenue
        Morristown, NJ 07962

        James J. Reilly                           Vice President-Finance (principal financial officer)
        One Financial Center Center, 21st Floor
        Boston, MA 02111

        Jay S. Kaduson                            Director and Vice President
        Gragg Building
        11225 North Community House Road
        Charlotte, NC 28277

        Stephen M. Kessler                        Director
        300 Davidson Avenue
        Somerset, NJ 08873

        Elizabeth M. Forget                       Director and Executive Vice President
        1095 Avenue of the Americas
        New York, NY 10036

        Lisa S. Kuklinski                         Director and Vice President
        1095 Avenue of the Americans
        New York, NY 10036

        Kumar Das Gupta                           Director
        Gragg Building
        11225 North Community House Road
        Charlotte, NC 28277

        Dina Lumerman                             Director
        1095 Avenue of the Americas
        New York, NY 10036

        Tyla L. Reynolds                          Vice President and Secretary
        600 North King Street
        Wilmington, DE 19801

        John Peter Kyne III                       Vice President, Director of Compliance
        Gragg Building
        11225 North Community House Road
        Charlotte, NC 28277

        Jonathan L. Rosenthal                     Vice President, Chief Hedging Officer
        10 Park Avenue
        Morristown, NJ 07962

        Christopher A. Kremer                     Vice President
        One Financial Center, 21st Floor
        Boston, MA 02111

        Marian J. Zeldin                          Vice President
        501 Route 22
        Bridgewater, NJ 08807


Name and Principal Business Address        Positions and Offices with Depositor
-----------------------------------        ------------------------------------
         Karen A. Johnson                  Vice President
         One Financial Center, 21st Floor
         Boston, MA 02111

         Roberto Baron                     Vice President
         1095 Avenue of the Americas
         New York, NY 10036

         Gregory E. Illson                 Vice President
         One Financial Center
         Boston, MA 02111

         Jeffrey P. Halperin               Vice President
         Gragg Building
         11225 North Community House Road
         Charlotte, NC 28277

         Marlene B. Debel                  Treasurer
         1095 Avenue of the Americas
         New York, NY 10036

         Mark S. Reilly                    Vice President
         1300 Hall Boulevard
         Bloomfield, CT 06002-2910

         Gene L. Lunman                    Vice President
         Gragg Building
         11225 North Community House Road
         Charlotte, NC 28277

         Robert L. Staffier, Jr.           Vice President
         1 MetLife Plaza
         27-01 Queens Plaza North
         Long Island City, NY 11101

         Scott E. Andrews                  Vice President
         4700 Westown Pkwy., Suite 200
         West Des Moines, IA 50266

         Manish P. Bhatt                   Vice President
         1095 Avenue of the Americas
         New York, NY 10036

         Henry W. Blaylock                 Vice President
         200 Park Avenue, 12th Floor
         New York, NY 10166

         Cynthia Mallett                   Vice President
         One Financial Center, 20th Floor
         Boston, MA 02111

         Sabrina K. Model                  Vice President
         501 Route 22
         Bridgewater, NJ 08807

         John J. Iwanicki                  Vice President
         18210 Crane Nest Drive
         Tampa, FL 33647

         Nan D. Tecotzky                   Vice President
         200 Park Avenue, 12th Floor
         New York, NY 10166

         Andrew Kaniuk                     Vice President
         501 Route 22
         Bridgewater, NJ 08807

         Jodi Anatole                      Vice President
         1095 Avenue of the Americas
         New York, NY 10036

         Geoffrey A. Fradkin               Vice President
         501 Route 22
         Bridgewater, NJ 08807


Name and Principal Business Address   Positions and Offices with Depositor
-----------------------------------   ------------------------------------
  Lynn A. Dumais                      Vice President
  18210 Crane Nest Drive
  Tampa, FL 33647

  Timothy J. McLinden                 Vice President
  277 Park Avenue
  New York, NY 10172

  Henryk Sulikowski, Jr.              Vice President and Actuary
  18210 Crane Nest Drive
  Tampa, FL

  Stewart M. Ashkenazy                Vice President and Actuary, Illustration Actuary
  1095 Avenue of the Americas
  New York, NY 10036

  Enid M. Reichert                    Vice President and Appointed Actuary
  501 Route 22
  Bridgewater, NJ 08807


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


    The Registrant is a separate account of MetLife Investors USA Insurance Company under Delaware insurance law. MetLife Investors USA Insurance Company is a wholly-owned direct subsidiary of MetLife Insurance Company of Connecticut which in turn is a direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2013

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2013. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Cayman Islands)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

E. MetLife Chile Inversiones Limitada (Chile) - 70.4345328853% of MetLife Chile Inversiones Limitada is owned by MetLife, Inc., 26.6071557459% by American Life Insurance Company ("ALICO"), 2.9583113284% is owned by Inversiones MetLife Holdco Dos Limitada and 0.0000000404% is owned by Natilportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.9969% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.0031% by International Technical and Advisory Services Limited.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.99% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.01% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 99.9% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) MetLife Chile Acquisition Co. S.A. (Chile) - 45% of MetLife Chile Acquisition Co. S.A. is owned by Inversiones MetLife Holdco Dos Limitada, 45% is owned by Inversiones MetLife Holdco Tres Limitada and 10% is owned by MetLife Chile Inversiones Limitada.

                  i) Inversiones Previsionales S.A. (Chile) - 99.999% of Inversiones Previsionales S.A. is owned by MetLife Chile Acquisition Co. S.A. and 0.001% is owned by Inversiones MetLife Holdco Tres Limitada.

                        aa) AFP Provida S.A. (Chile) - 51.62% of AFP Provida S.A. is owned by Inversiones Previsionales S.A., 21.97% is owned indirectly (by means of ADR) by MetLife Chile Acquisition Co. S.A., 17.79% is owned directly by MetLife Chile Acquisition Co. S.A. and the remainder is owned by third parties.

                              1) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A. and 0.01% by Inversiones Previsionales S.A.

                                    ii)   AFP Genesis Administradora de Fondos y
                                          Fidecomisos S.A. (Ecuador) - 99.9997%
                                          of AFP Genesis Administradora de
                                          Fondos y Fidecomisos S.A. is owned by
                                          Provida Internacional S.A. and 0.0003%
                                          is owned by Inversiones Previsionales
                                          S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.9% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by ITAS.

F.    MetLife Securities, Inc. (DE)

G.    Enterprise General Insurance Agency, Inc. (DE)

H.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

I.    MetLife Investors Insurance Company (MO)

J.    First MetLife Investors Insurance Company (NY)

K.    Newbury Insurance Company, Limited (DE)

L.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

M.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros S.A. (Argentina)- 79.3196% is owned by MetLife International Holdings, Inc., 2.6753% is owned by Natiloportem Holdings, Inc., 16.2046% by ALICO and 1.8005% by ITAS.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.662% is owned by MetLife International Holdings, Inc., 33.337% is owned by MetLife Worldwide Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and 0.00002% by Natiloportem Holdings, Inc.

      9.    MetLife Services Limited (United Kingdom)

      10. MetLife Seguros de Retiro S.A. (Argentina) - 95.5883% is owned by MetLife International Holdings, Inc., 3.1102% is owned by Natiloportem Holdings, Inc., 1.3014% by ALICO and 0.0001% by ITAS.

      11. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      12. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

            a) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, Inc. and 0.26% is held by MetLife Seguros de Retiro S.A.

      13.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)

      14.   MetLife International Limited, LLC (DE)

      15. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

      16.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b) MetLife Insurance Limited (Australia) - 91.16468% of MetLife Insurance Limited (Australia) is owned by MetLife Ireland Treasury Limited and 8.83532% is owned by MetLife Global Holdings Corp. S.A. de C.V.

                              1)    The Direct Call Centre PTY Limited
                                    (Australia)

                              2)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE/Ireland) - 99.7% is owned by MetLife Global Holdings Corporation S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 99.050271% is owned by Metropolitan Global Management, LLC and 0.949729% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de
                                    C.V.(Mexico) - 99% is owned by MetLife
                                    Mexico S.A. and 1% is owned by MetLife
                                    Mexico Cares, S.A. de C.V.

                        d) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited) (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

                        e)    Bolpyr S.A. (Uruguay)

      17.   MetLife Asia Pacific Limited (Hong Kong)

N.    Metropolitan Life Insurance Company (MLIC) (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa)    OMI MLIC Investments Limited (Cayman Islands)

      3.    CRB Co., Inc. (MA)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office LLC (DE) - 73.0284% of Mansell Office LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

            c) Mansell Retail LLC (DE) - 73.0284% of Mansell Retail LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance, Inc. (Cayman Islands)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   MetLife RC SF Member, LLC (DE)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC (DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF in which MetLife Capital Limited Partnership has 100% beneficial interest.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland-Pacific Palisades, LLC (CA)

      27.   Headland Properties Associates (CA) - 1% is owned by
            Headland-Pacific Palisades, LLC and 99% is owned by Metropolitan Life Insurance Company.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

            a) HMS Master Limited Partnership (DE) - 60% LP interest of HMS Master Limited Partnership is owned by MetLife Mall Ventures Limited Partnership. A 40% LP interest is owned by a third party. Metropolitan Tower Realty Company, Inc. is the GP.

                 i)   HMS Southpark Residential LLC (DE)


      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 i)   MetLife Associates LLC (DE)

      34.   Euro CL Investments LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a)   85 Broad Street LLC (DE)

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42.   ML Bridgeside Apartments LLC (DE)

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine LLC (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office, LLC (FL)

      46.   The Worthington Series Trust (DE)

      47. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 17.073% by MetLife Investors USA Insurance Company, 14.634% by MetLife Insurance Company of Connecticut and 4.878% by General American Life Insurance Company.

      48.   Oconee Hotel Company, LLC (DE)

      49.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      50.   1201 TAB Manager, LLC (DE)

      51. MetLife 1201 TAB Member, LLC (DE) - 69.66% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 12.07% is owned by MetLife Investors USA Insurance Company, 15.17% is owned by MetLife Insurance Company of Connecticut and 3.1% is owned by Metropolitan Property and Casualty Insurance Company.

            a) 1201 TAB Owner, LLC (DE) - 50% of 1201 TAB Owner, LLC is owned by Metlife 1201 TAB Member, LLC and the remainder is owned by a third party. Metlife 1201 TAB Manager, LLC is the manager of 1201 TAB Owner, LLC.

      52. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Investors USA Insurance Company and 10.99% is owned by New England Life Insurance Company.

      53.   Ashton Southend GP, LLC (DE)

      54. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      55. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      57.   Ardrey Kell Townhomes, LLC (DE)

      58.   Boulevard Residential, LLC (DE)

      59.   465 N. Park Drive, LLC (DE)

      60.   Ashton Judiciary Square, LLC (DE)

      61. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      62. 1900 McKinley Properties, LP (DE) - 99.9% LP interest of 1900 McKinley Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      63.   Marketplace Residences, LLC (DE)

      64.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      65.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      66.   Haskell East Village, LLC (DE)

      67. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 16.9% by MetLife Investors USA Insurance Company and 12.071% by MetLife Insurance Company of Connecticut.

      68.   ML Terraces, LLC (DE)

      69.   Chestnut Flats Wind, LLC (DE)

      70.   MetLife 425 MKT Member, LLC (DE)

      71.   MetLife OFC Member, LLC (DE)

            a) OFC Boston, LLC (DE) - 52.5% of OFC Boston, LLC is owned by MetLife OFC Member, LLC and 47.5% is owned by a third party.

                 i)   OFC REIT, LLC (DE)

                      1)   Dewey Square Tower Associates, LLC (MA)

      72. MetLife THR Investor, LLC (DE) - 85% of MetLife THR Investors, LLC is owned by MLIC and 15% is owned by MICC.

      73. ML Southmore, LLC (DE) - 75.12% of ML Southmore, LLC is owned by MLIC and 24.88% is owned by MICC.

      74. ML - AI MetLife Member 1, LLC (DE) - 83.675% of the membership interest is owned by MLIC, 5.762% by MLI USA and 4.801% by Metropolitan Property and Casualty Insurance Company.

            a) ML - AI Venture 1, LLC (DE) - 51% of ML-AI Venture 1, LLC is owned by ML-AI MetLife Member 1, LLC and 49% is owned by a third party. MetLife Investment Management, LLC is the asset manager.

                 i)   ML-AI 125 Wacker, LLC (DE)

      75.   MetLife CB W/A, LLC (DE)

      76. MetLife Camino Ramon Member, LLC (DE) - 78.6% of MetLife Camino Ramon Member, LLC is owned by MLIC and 21.4% is owned by MICC.

O.    MetLife Capital Trust IV (DE)

P. MetLife Insurance Company of Connecticut (MICC) (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      4.    MetLife Canadian Property Ventures LLC (NY)

      5.    Euro TI Investments LLC (DE)

      6.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      7. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      8.    Plaza LLC (CT)

      9.    TIC European Real Estate LP, LLC (DE)

      10.   MetLife European Holdings, LLC (DE)

            a)    MetLife Assurance Limited (United Kingdom)

      11.   Travelers International Investments Ltd. (Cayman Islands)

      12.   Euro TL Investments LLC (DE)

      13.   Corrigan TLP LLC (DE)

      14.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      15. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      16.   MetLife Investors USA Insurance Company (MLI USA) (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      17.   TLA Holdings II LLC (DE)

      18.   TLA Holdings III LLC (DE)

      19. MetLife Greenstone Southeast Venture, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

Q.    MetLife Reinsurance Company of South Carolina (SC)

R.    MetLife Investment Management, LLC (DE)

      1.   MetLife International PE Fund I GP LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.5935% of the Limited Partnership interests of this entity is owned by MetLife Alico Life Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 23.7%, General American Life Insurance Company owns 0.1% and MetLife Insurance Company of Connecticut owns 0.2%.

                i)   MetLife Core Property REIT, LLC (DE)

                     aa) MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC holds the following single-property limited liability companies: MCP 7 Riverway, LLC, MCP SoCal Industry- Redondo, LLC, MCP SoCal Industrial-Springdale, LLC, MCP SoCal Industrial-Concourse, LLC, MCP SoCal Industrial-Kellwood, LLC, MCP SoCal Industrial-Bernado, LLC, MCP SoCal Industrial-Canyon, LLC, MCP SoCal Industrial-Anaheim, LLC, MCP SoCal Industrial-LAX, LLC, MCP SoCal Industrial-Fullerton, LLC, MCP SoCal Industrial-Ontario, LLC, MCP SoCal Industrial-Loker, LLC, MCP Paragon Point, LLC, MCP 4600 South Syracuse, LLC, MCP The Palms Doral, LLC, MCP Waterfront Atrium, LLC, MCP EnV Chicago, LLC,MCP 100 Congress, LLC, MCP 1900 McKinney, LLC, MCP 550 West Washington, LLC, MCP Main Street Village, LLC, MCP Lodge At Lakecrest, LLC and MCP Ashton South End, LLC

S.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

T.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.

U.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

V.    MetLife Capital Trust X (DE)

W.    Cova Life Management Company (DE)

X.    MetLife Reinsurance Company of Charleston (SC)

Y.    MetLife Reinsurance Company of Vermont (VT)

Z.    Delaware American Life Insurance Company (DE)

AA.   Federal Flood Certification LLC (TX)

AB.   American Life Insurance Company (ALICO) (DE)

      1.    MetLife ALICO Life Insurance K.K. (Japan)

               a)  Nagasaki Operation Yugen Kaisha (Japan)

               b)  Communication One Kabushiki Kaisha (Japan)

               c)  Financial Learning Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.9788% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii) ALICO European Holdings Limited (Ireland)

                       aa) ZAO Maser D (Russia)

                           1) ZAO ALICO Insurance Company (Russia) - 51% of ZAO
                              ALICO Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding Company II GmbH.

                   ii) MetLife EU Holding Company Limited (Ireland)

                       aa) MetLife Europe Limited (Ireland) - 93% of MetLife
                           Europe Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       bb) Agenvita S.r.l. (Italy)

                       cc) MetLife Europe Insurance Limited (Ireland)- 93% of
                           MetLife Europe Insurance Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       dd) MetLife Europe Services Limited (Ireland)

                       ee) MetLife Insurance Limited (United Kingdom)

                       ff) MetLife Limited (United Kingdom)

                       gg) MetLife Services, Sociedad Limitada (Spain)

                       hh) MetLife Insurance S.A./NV (Belgium) - 99.999% of
                           MetLife Insurance S.A./NV is owned by MetLife EU Holding Company Limited and 0.001% is owned by Natilportem Holdings, Inc.

                       ii) MetLife Solutions S.A.S. (France)

                       jj) Metlife Biztosito Zrt. (Hungary)

                           1) First American-Hungarian Insurance Agency Limited
                              (Hungary)

                       kk) Metropolitan Life Asigurari S.A. (Romania) -
                           99.9982018% of Metropolitan Life Asigurari S.A. is owned by MetLife EU Holding Company Limited and the remaining 0.0017982% is owned by International Technical and Advisory Services Limited.

                           1) ALICO Societate de Administrare a unui Fond de
                              Pensii Administrat Privat S.A. (Romania) -
                              99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by ALICO Asigurari Romania S.A. and 0.0252% is owned by AMPLICO Services Sp z.o.o.

                           2) Metropolitan Training and Consulting S.R.L.
                              (Romania)

                           3) APF Societate de Administrare a Fondurilor De
                              Pensii Facultative (APF) (Romania) - 99.99% of APF is owned by Metropolitan Life Asigurari S.A. and 0.01% is owned by ITAS Limited.

                       ll) MetLife AMSLICO poist'ovna, a.s. (Slovakia)

                           1) ALICO Services Central Europe s.r.o. (Slovakia)

                           2) ALICO Funds Central Europe sprav. spol., a.s.
                              (Slovakia)

                       mm) MetLife pojist'ovna a.s. (Czech Republic)

                       nn) AMPLICO Life-First American Polish Life Insurance &
                           Reinsurance Company, S.A. (Poland)

                           a) Amplico Services Sp z.o.o. (Poland)

                           b) AMPLICO Towartzystwo Funduszky Inwestycyjnych,
                              S.A. (Poland)

                           c) AMPLICO Powszechne Towartzystwo Emerytalne S.A.
                              (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by MetLife EU Holding Company Limited.

                       oo) MetLife Holdings (Cyprus) Limited (Cyprus)

                           a) American Life Insurance Company (Cyprus) Limited
                              (Cyprus)

                       pp) ALICO Bulgaria Zhivotozastrahovatelno Druzhestvo EAD
                           (Bulgaria)

                       qq) MetLife Alico Life Insurance Company S.A. (Greece)

                           a) ALICO Mutual Fund Management Company (Greece) -
                              90% of ALICO Mutual Fund Management Company is owned by MetLife Alico Life Insurance Company S.A. (Greece) and the remaining interests are owned by third parties.

      3. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      4. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 81.96% of American Life Insurance Company (Pakistan) Ltd. is owned by ALICO and the remaining interests are owned by third parties.

      5.    International Investment Holding Company Limited (Russia)

      6. MetLife Akcionarsko Drustvo za Zivotno Osiguranje (Serbia) - 99.98% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.02% is owned by International Technical and Advisory Services Limited.

      7.    ALICO Management Services Limited (United Kingdom)

      8.    ZEUS Administration Services Limited (United Kingdom)

      9. ALICO Trustees Ltd. (United Kingdom) - 50% of ALICO Trustees (UK) Ltd. is owned by ALICO and the remaining interest is owned by International Technical and Advisory Services Limited.

      10. PJSC ALICO Ukraine (Ukraine) - 99.9988% of PJSC ALICO Ukraine is owned by ALICO 0.0006% is owned by International Technical and Advisory Services Limited and the remaining 0.0006% is owned by Borderland Investment Limited.

      11.   Borderland Investment Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      12. International Technical and Advisory Services Limited (ITAS) (USA-Delaware)

      13.   ALICO Operations Inc. (USA-Delaware)

            a)    MetLife Asset Management Corp. (Japan)

      14. MetLife Colombia Seguros de Vida S.A. (Colombia) - 94.9899823% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 5.0100106% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      15.   MetLife Mas, S.A. de C.V. (Mexico) - 99.9997546% of MetLife Mas,
            SA de CV is owned by ALICO and 0.0002454% is owned by International Technical and Advisory Services Limited.

      16. MetLife Seguros S.A. (Uruguay) - 74.9187% of MetLife Seguros S.A. is owned by ALICO, 25.0798% by MetLife, Inc. and 0.0015% by a third party (Oscar Schmidt).

      17. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      18.   Alpha Properties, Inc. (USA-Delaware)

      19.   Beta Properties, Inc. (USA-Delaware)

      20.   Delta Properties Japan, Inc. (USA-Delaware)

      21.   Epsilon Properties Japan, Inc. (USA-Delaware)

      22.   Iris Properties, Inc. (USA-Delaware)

      23.   Kappa Properties Japan, Inc. (USA-Delaware)

AC.   MetLife Global Benefits, Ltd. (Cayman Islands)

AD. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.999338695% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.00065469% is owned by MetLife International Holdings, Inc. and 0.000006613% is owned by Natiloportem.

AE.   MetLife Consumer Services, Inc. (DE)

AF.   MetLife Reinsurance Company of Delaware (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS



As of January 31, 2014, there were 415,286 owners of qualified contracts and 185,826 owners of non-qualified contracts offered by the Registrant (MetLife Investors USA Separate Account A).


ITEM 28. INDEMNIFICATION


    The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in Metlife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


    A director of the corporation shall not be personally liable to the corporation or its stockholders for monetary damages for breach of fiduciary duty as a director, except for liability (i) for any breach of the director's duty of loyalty to the corporation or its stockholders, (ii) for acts or omissions not in good faith or which would involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the Delaware General Corporation Law, or (iv) for any transaction from which the director derived any improper personal benefit. The foregoing sentence notwithstanding, if the Delaware General Corporation Law hereafter is amended to authorized further limitations of the liability of a director of a corporation, then a director of the corporation, in addition to the circumstances in which a director is not personally liable as set forth in the preceding sentence, shall be held free from liability to the fullest extent permitted by the Delaware General Corporation Law as so amended. Any repeal or modification of the foregoing provisions of this Article 7 by the stockholders of the corporation shall not adversely affect any right or protection of a director of the corporation existing at the time of such repeal or modification.


    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS


  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):




Met Investors Series Trust
MetLife Investors USA Variable Life Account A
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Life Account One
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance
MetLife of CT Fund UL III for Variable Life Insurance
Metropolitan Life Variable Annuity Separate Account II
MetLife of CT Separate Account Eleven for Variable Annuities
Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Series Fund
Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two

New England Life Retirement Investment Account
New England Variable Annuity Fund I
New England Variable Annuity Separate Account
New England Variable Life Separate Account
Separate Account No. 13S


  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 1095 Avenue of the Americas, New York, NY 10036.





NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-----------------------------------     --------------------------------------
Elizabeth M. Forget                     Director and President
1095 Avenue of the Americas
New York, NY 10036

Paul A. LaPiana                         Director and Executive Vice President, National Sales Manager-Life
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Jay S. Kaduson                          Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Andrew Aiello                           Senior Vice President, Channel Head-National Accounts
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Tyla L. Reynolds                        Vice President and Secretary
600 North King Street
Wilmington, DE 19801


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   -------------------------------------------
Marlene B. Debel                        Treasurer
1095 Avenue of the Americas
New York, NY 10036

John G. Martinez                        Vice President and Chief Financial Officer
18210 Crane Nest Dr.
Tampa, FL 33647

John Peter Kyne, III                    Vice President, Director of Compliance
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

David DeCarlo                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paul M. Kos                             Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Cathy Sturdivant                        Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614


  (c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:




                   (1)                           (2)              (3)            (4)           (5)
                                           Net Underwriting
                                            Discounts And     Compensation    Brokerage       Other
Name of Principal Underwriter                Commissions     On Redemption   Commissions   Compensation
----------------------------------------- ----------------- --------------- ------------- -------------
 MetLife Investors Distribution Company     $456,083,088         $0             $0            $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


    (a) Registrant


    (b) MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


    (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
02110



    (d) MetLife Investors Distribution Company, 1095 Avenue of the Americas, New York, NY 10036


    (e) MetLife Investors USA Insurance Company, 11225 North Community House Road, Charlotte, NC 28277



    (f) MetLife, 18210 Crane Nest Drive, Tampa, FL 33647



    (g) MetLife, One Financial Center, Boston, MA 02111



    (h) MetLife, 200 Park Avenue, New York, NY 10166




ITEM 31. MANAGEMENT SERVICES


    Not Applicable.


ITEM 32. UNDERTAKINGS


    a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.


    b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


    c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


                                REPRESENTATIONS


    MetLife Investors USA Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


    The Company hereby represents that it is relying upon the Securities and Exchange Commission No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;


    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES


    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Boston, and The Commonwealth of Massachusetts, on the 9th day of April, 2014.



   METLIFE INVESTORS USA SEPARATE ACCOUNT A
   (Registrant)

   By:   METLIFE INVESTORS USA INSURANCE COMPANY

   By:   /s/ Gregory E. Illson
         ----------------------------------------
         Gregory E. Illson
         Vice President

   By:   METLIFE INVESTORS USA INSURANCE COMPANY
          (Depositor)

   By:   /s/ Gregory E. Illson
         ----------------------------------------
         Gregory E. Illson
         Vice President

    As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 9, 2014.



/s/ Eric T. Steigerwalt*           Director, Chairman of the Board, President and Chief
--------------------------------   Executive Officer
Eric T. Steigerwalt

/s/ Peter M. Carlson*              Executive Vice President and Chief Accounting Officer
--------------------------------
Peter M. Carlson

/s/ James. J. Reilly*              Vice President-Finance (principal financial officer)
--------------------------------
James J. Reilly

/s/ Susan A. Buffum*               Director
--------------------------------
Susan A. Buffum

/s/ Elizabeth M. Forget*           Director and Executive Vice President
--------------------------------
Elizabeth M. Forget

/s/ Kumar Das Gupta*               Director
--------------------------------
Kumar Das Gupta

/s/ Jay S. Kaduson*                Director and Vice President
--------------------------------
Jay S. Kaduson

/s/ Stephen M. Kessler*            Director
--------------------------------
Stephen M. Kessler

/s/ Lisa S. Kuklinski*             Director and Vice President
--------------------------------
Lisa S. Kuklinski

/s/ Dina R. Lumerman*              Director
--------------------------------
Dina R. Lumerman


   *By:   /s/ Michele H. Abate
          ----------------------------------------
          Michele H. Abate, Attorney-In-Fact
          April 9, 2014

 *MetLife Investors USA Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 (File Nos. 333-125756/811-03365) filed as Exhibit 13 on April 11, 2013, except for the powers of attorney for Kumar Das Gupta and Dina R. Lumerman which are filed herewith.

                               INDEX TO EXHIBITS


10 Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)

13(ii) Powers of Attorney for Kumar Das Gupta and Dina R. Lumerman